UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2015

Date of reporting period:	3/31/2015

Item 1.	Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.3%
COMMON STOCKS — 54.2%
Aerospace & Defense — 1.4%
Airbus Group NV (France)	2,797	$181,835
BAE Systems PLC (United Kingdom)	125,715	974,232
Boeing Co. (The)	44,600	6,693,568
Cobham PLC (United Kingdom)	12,787	57,601
General Dynamics Corp.	21,500	2,918,195
Honeywell International, Inc.	53,312	5,560,975
L-3 Communications Holdings, Inc.	5,800	729,582
Lockheed Martin Corp.	18,300	3,714,168
Northrop Grumman Corp.	13,562	2,182,939
Precision Castparts Corp.	9,800	2,058,000
Raytheon Co.	20,900	2,283,325
Rockwell Collins, Inc.	9,100	878,605
Safran SA (France)	3,060	213,806
Textron, Inc.	18,800	833,404
United Technologies Corp.	56,200	6,586,640

		35,866,875

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(a)	10,000	732,200
Deutsche Post AG (Germany)	7,040	219,330
Expeditors International of Washington, Inc.	13,200	635,976
FedEx Corp.	18,000	2,978,100
United Parcel Service, Inc. (Class B Stock)	47,300	4,585,262

		9,150,868

Airlines — 0.3%
American Airlines Group, Inc.	44,800	2,364,544
Cathay Pacific Airways Ltd. (Hong Kong)	107,000	247,603
Delta Air Lines, Inc.	56,100	2,522,256
Deutsche Lufthansa AG (Germany)	31,782	445,031
easyJet PLC (United Kingdom)	10,831	301,441
International Consolidated Airlines Group SA (United Kingdom)*	11,327	101,488
Ryanair Holdings PLC (Ireland) ADR	11,100	741,147
Singapore Airlines Ltd. (Singapore)	5,900	51,369
Southwest Airlines Co.	46,000	2,037,800

		8,812,679

Auto Components — 0.3%
BorgWarner, Inc.	15,500	937,440
Bridgestone Corp. (Japan)	7,600	304,304
Continental AG (Germany)	279	65,703
Delphi Automotive PLC (United Kingdom)	19,800	1,578,852
Goodyear Tire & Rubber Co. (The)	17,900	484,732
Johnson Controls, Inc.	44,700	2,254,668
Koito Manufacturing Co. Ltd. (Japan)	1,300	39,089
NOK Corp. (Japan)	26,700	802,803
Sumitomo Rubber Industries Ltd. (Japan)	7,600	140,094
Toyota Industries Corp. (Japan)	1,900	108,674
Valeo SA (France)	790	117,832

		6,834,191

Automobiles — 0.6%
Daimler AG (Germany)	18,812	1,806,598
Fiat Chrysler Automobiles NV (United Kingdom)*	10,057	163,265
Ford Motor Co.	266,085	4,294,612
Fuji Heavy Industries Ltd. (Japan)	28,000	929,495
General Motors Co.	92,000	3,450,000

Harley-Davidson, Inc.	14,600	886,804
Isuzu Motors Ltd. (Japan)	4,500	59,704
Nissan Motor Co. Ltd. (Japan)	23,900	243,076
Peugeot SA (France)*	51,647	863,308
Renault SA (France)	2,141	194,466
Toyota Motor Corp. (Japan)	31,100	2,170,896
Volkswagen AG (Germany)	333	85,621

		15,147,845

Banks — 3.5%
Aozora Bank Ltd. (Japan)	126,000	446,615
Australia & New Zealand Banking Group Ltd. (Australia)	4,421	122,993
Banco Santander SA (Spain)	159,262	1,193,882
Bank Hapoalim BM (Israel)	170,468	819,672
Bank Leumi Le-Israel BM (Israel)*	46,319	171,763
Bank of America Corp.	718,521	11,058,038
Bank of Kyoto Ltd. (The) (Japan)	4,000	41,924
Bank of Queensland Ltd. (Australia)	4,027	42,198
Bank of Yokohama Ltd. (The) (Japan)	13,000	76,136
BB&T Corp.	49,000	1,910,510
Chiba Bank Ltd. (The) (Japan)	8,000	58,633
Citigroup, Inc.	206,385	10,632,955
Comerica, Inc.(a)	12,300	555,099
Commonwealth Bank of Australia (Australia)	28,693	2,035,212
Credit Agricole SA (France)	54,118	795,259
Danske Bank A/S (Denmark)	3,407	89,819
DBS Group Holdings Ltd. (Singapore)	19,663	291,560
DNB ASA (Norway)	57,655	925,346
Fifth Third Bancorp	56,021	1,055,996
Fukuoka Financial Group, Inc. (Japan)	9,000	46,282
Hiroshima Bank Ltd. (The) (Japan)	6,000	32,336
HSBC Holdings PLC (United Kingdom)	182,420	1,554,471
Huntington Bancshares, Inc.	54,436	601,518
Intesa Sanpaolo SpA (Italy)	10,665	33,124
JPMorgan Chase & Co.	253,645	15,365,814
KBC Groep NV (Belgium)*	2,765	170,883
KeyCorp	57,500	814,200
Lloyds Banking Group PLC (United Kingdom)*	25,147	29,149
M&T Bank Corp.(a)	9,300	1,181,100
Mitsubishi UFJ Financial Group, Inc. (Japan)	282,400	1,749,020
Mizuho Financial Group, Inc. (Japan)	688,900	1,210,726
National Australia Bank Ltd. (Australia)	26,341	771,114
Natixis SA (France)	86,204	645,716
Nordea Bank AB (Sweden)	2,418	29,452
Oversea-Chinese Banking Corp. Ltd. (Singapore)	80,499	619,875
PNC Financial Services Group, Inc. (The)	35,433	3,303,773
Regions Financial Corp.	92,303	872,263
Resona Holdings, Inc. (Japan)	25,100	124,565
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	11,453	133,676
Societe Generale SA (France)	8,272	399,387
Sumitomo Mitsui Financial Group, Inc. (Japan)	31,500	1,206,595
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	231,000	959,592
SunTrust Banks, Inc.	36,600	1,503,894
Svenska Handelsbanken AB (Sweden) (Class A Stock)	5,655	254,682
U.S. Bancorp	121,185	5,292,149
United Overseas Bank Ltd. (Singapore)	56,300	943,710
Wells Fargo & Co.	318,964	17,351,642
Westpac Banking Corp. (Australia)	5,742	171,634
Zions Bancorporation	12,750	344,250

		90,040,202

Beverages — 1.1%
Anheuser-Busch InBev NV (Belgium)	3,323	405,954
Brown-Forman Corp. (Class B Stock)	10,650	962,228
Carlsberg A/S (Denmark) (Class B Stock)	1,776	146,443
Coca-Cola Co. (The)	267,301	10,839,056
Coca-Cola Enterprises, Inc.	15,200	671,840
Coca-Cola HBC AG (Switzerland)*	1,876	33,746
Constellation Brands, Inc. (Class A Stock)*	11,500	1,336,415
Diageo PLC (United Kingdom)	48,490	1,339,983
Dr. Pepper Snapple Group, Inc.	13,300	1,043,784
Molson Coors Brewing Co. (Class B Stock)	10,900	811,505
Monster Beverage Corp.*	9,900	1,370,110
PepsiCo, Inc.	101,107	9,667,851
Pernod Ricard SA (France)	1,556	183,983
Remy Cointreau SA (France)	275	20,254

		28,833,152

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.*	13,800	2,391,540
Amgen, Inc.	51,887	8,294,137
Biogen, Inc.*	16,090	6,793,842
Celgene Corp.*	54,400	6,271,232
Gilead Sciences, Inc.*	101,700	9,979,821
Regeneron Pharmaceuticals, Inc.*	5,100	2,302,548
Vertex Pharmaceuticals, Inc.*	16,600	1,958,302

		37,991,422

Building Products — 0.1%
Allegion PLC	6,533	399,624
Asahi Glass Co. Ltd. (Japan)	11,000	72,050
Assa Abloy AB (Sweden) (Class B Stock)	3,747	223,191
Cie de Saint-Gobain (France)	5,108	224,278
Daikin Industries Ltd. (Japan)	2,700	180,506
Masco Corp.	23,800	635,460

		1,735,109

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	113,517	811,112
Affiliated Managers Group, Inc.*	3,800	816,164
Ameriprise Financial, Inc.	12,420	1,625,033
Bank of New York Mellon Corp. (The)	75,758	3,048,502
BlackRock, Inc.	8,750	3,201,100
Charles Schwab Corp. (The)	78,250	2,381,930
E*TRADE Financial Corp.*	19,320	551,683
Franklin Resources, Inc.	26,700	1,370,244
Goldman Sachs Group, Inc. (The)	27,600	5,187,972
Invesco Ltd.	29,400	1,166,886
Legg Mason, Inc.	6,900	380,880
Macquarie Group Ltd. (Australia)	18,044	1,048,832
Mediobanca SpA (Italy)	6,985	66,829
Morgan Stanley	105,380	3,761,012
Northern Trust Corp.	15,100	1,051,715
State Street Corp.	28,100	2,066,193
T. Rowe Price Group, Inc.	18,100	1,465,738

		30,001,825

Chemicals — 1.3%
Air Products & Chemicals, Inc.	13,100	1,981,768
Airgas, Inc.	4,600	488,106
Arkema SA (France)	481	38,093
Asahi Kasei Corp. (Japan)	31,000	296,038

BASF SE (Germany)	2,477	245,211
CF Industries Holdings, Inc.	3,300	936,144
Daicel Corp. (Japan)	3,000	35,759
Dow Chemical Co. (The)	74,031	3,552,007
E.I. du Pont de Nemours & Co.	61,620	4,403,981
Eastman Chemical Co.	10,100	699,526
Ecolab, Inc.	18,600	2,127,468
EMS-Chemie Holding AG (Switzerland)	93	37,817
FMC Corp.	9,100	520,975
Incitec Pivot Ltd. (Australia)	8,779	27,116
International Flavors & Fragrances, Inc.	5,600	657,440
K+S AG (Germany)	24,671	803,829
Kaneka Corp. (Japan)	3,000	21,092
Kuraray Co. Ltd. (Japan)	2,500	33,849
LyondellBasell Industries NV (Class A Stock)	27,300	2,396,940
Monsanto Co.	32,894	3,701,891
Mosaic Co. (The)	21,500	990,290
Nitto Denko Corp. (Japan)	1,800	120,193
Novozymes A/S (Denmark) (Class B Stock)	7,557	344,970
PPG Industries, Inc.	9,500	2,142,630
Praxair, Inc.	19,700	2,378,578
Sherwin-Williams Co. (The)	5,600	1,593,200
Sigma-Aldrich Corp.	8,300	1,147,475
Sumitomo Chemical Co. Ltd. (Japan)	176,000	903,312
Yara International ASA (Norway)	15,726	798,455

		33,424,153

Commercial Services & Supplies — 0.2%
ADT Corp. (The)(a)	11,900	494,088
Cintas Corp.	6,600	538,758
Dai Nippon Printing Co. Ltd. (Japan)	4,000	38,853
Pitney Bowes, Inc.	13,100	305,492
Republic Services, Inc.	17,165	696,212
Secom Co. Ltd. (Japan)	2,000	133,401
Securitas AB (Sweden) (Class B Stock)	3,270	46,945
Societe BIC SA (France)	321	45,733
Stericycle, Inc.*	5,800	814,494
Tyco International PLC	28,500	1,227,210
Waste Management, Inc.	29,042	1,574,948

		5,916,134

Communications Equipment — 0.8%
Cisco Systems, Inc.	348,200	9,584,205
F5 Networks, Inc.*	5,100	586,194
Harris Corp.(a)	7,600	598,576
Juniper Networks, Inc.(a)	25,100	566,758
Motorola Solutions, Inc.	12,989	865,977
QUALCOMM, Inc.	112,200	7,779,948

		19,981,658

Construction & Engineering — 0.1%
Ferrovial SA (Spain)	13,876	295,031
Fluor Corp.	10,700	611,612
Jacobs Engineering Group, Inc.*(a)	8,900	401,924
Koninklijke Boskalis Westminster NV (Netherlands)	646	31,840
Obayashi Corp. (Japan)	7,000	45,375
Quanta Services, Inc.*	14,800	422,244
Skanska AB (Sweden) (Class B Stock)	36,493	818,148
Taisei Corp. (Japan)	19,000	107,242

		2,733,416

Construction Materials — 0.1%
Holcim Ltd. (Switzerland)*	2,593	193,185
Imerys SA (France)	392	28,762
Martin Marietta Materials, Inc.	4,300	601,140
Taiheiyo Cement Corp. (Japan)	9,000	27,480
Vulcan Materials Co.	9,000	758,700

		1,609,267

Consumer Finance — 0.4%
American Express Co.	59,600	4,655,952
Capital One Financial Corp.	37,561	2,960,558
Discover Financial Services	30,940	1,743,469
Navient Corp.	25,400	516,382

		9,876,361

Containers & Packaging — 0.1%
Avery Dennison Corp.	6,200	328,042
Ball Corp.	9,400	664,016
MeadWestvaco Corp.	11,414	569,216
Owens-Illinois, Inc.*	11,400	265,848
Sealed Air Corp.	14,400	656,064

		2,483,186

Distributors
Genuine Parts Co.	10,700	997,133

Diversified Consumer Services
H&R Block, Inc.	18,800	602,916

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*	124,300	17,938,976
CME Group, Inc.	21,600	2,045,736
Industrivarden AB (Sweden) (Class C Stock)	15,408	289,095
Intercontinental Exchange, Inc.	7,871	1,836,068
Investment AB Kinnevik (Sweden) (Class B Stock)	14,546	485,579
Investor AB (Sweden) (Class B Stock)	24,961	993,618
Leucadia National Corp.	20,700	461,403
McGraw Hill Financial, Inc.	19,000	1,964,600
Moody’s Corp.	12,500	1,297,500
NASDAQ OMX Group, Inc. (The)	8,000	407,520
ORIX Corp. (Japan)	14,800	207,957

		27,928,052

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	353,068	11,527,670
Belgacom SA (Belgium)	2,066	72,285
BT Group PLC (United Kingdom)	119,954	779,439
CenturyLink, Inc.	38,836	1,341,784
Deutsche Telekom AG (Germany)	4,681	85,617
Frontier Communications Corp.	64,390	453,949
Level 3 Communications, Inc.*	19,000	1,022,960
Nippon Telegraph & Telephone Corp. (Japan)	16,300	1,006,216
Orange SA (France)	61,558	988,591
Telecom Italia SpA (Italy)	865,441	813,785
Telecom Italia SpA (Italy) RSP*	753,822	882,648
Telefonica SA (Spain)	45,402	646,046
Telstra Corp. Ltd. (Australia)	49,801	239,067
Verizon Communications, Inc.	282,676	13,746,534
Windstream Holdings, Inc.	35,757	264,602

		33,871,193

Electric Utilities — 1.0%
American Electric Power Co., Inc.	33,260	1,870,875
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	97,000	833,113
Chubu Electric Power Co., Inc. (Japan)	7,400	88,237
Chugoku Electric Power Co., Inc. (The) (Japan)	2,200	28,678
Duke Energy Corp.	48,061	3,690,124
Edison International	22,200	1,386,834
EDP-Energias de Portugal SA (Portugal)	16,785	62,862
Electricite de France SA (France)	29,583	709,347
Endesa SA (Spain)	11,466	221,348
Entergy Corp.	12,300	953,127
Eversource Energy	21,600	1,091,232
Exelon Corp.	58,513	1,966,622
FirstEnergy Corp.	28,706	1,006,432
Fortum OYJ (Finland)	38,263	801,614
Hokuriku Electric Power Co. (Japan)	2,200	29,111
Kansai Electric Power Co., Inc. (The) (Japan)*	8,200	78,153
Kyushu Electric Power Co., Inc. (Japan)	3,200	31,004
NextEra Energy, Inc.	30,000	3,121,500
Pepco Holdings, Inc.	16,400	440,012
Pinnacle West Capital Corp.	7,600	484,500
Power Assets Holdings Ltd. (Hong Kong)	16,000	163,325
PPL Corp.	45,300	1,524,798
Red Electrica Corp. SA (Spain)	785	63,831
Shikoku Electric Power Co., Inc. (Japan)*	2,300	28,308
Southern Co. (The)	62,400	2,763,072
Tohoku Electric Power Co., Inc. (Japan)	5,300	60,200
Tokyo Electric Power Co., Inc. (Japan)*	16,500	62,452
Xcel Energy, Inc.	34,410	1,197,812

		24,758,523

Electrical Equipment — 0.4%
AMETEK, Inc.	16,800	882,672
Eaton Corp. PLC	32,237	2,190,182
Emerson Electric Co.	46,600	2,638,492
Fuji Electric Co. Ltd. (Japan)	113,000	533,135
Mitsubishi Electric Corp. (Japan)	88,000	1,044,690
OSRAM Licht AG (Germany)	15,848	784,520
Rockwell Automation, Inc.(a)	9,300	1,078,707
Vestas Wind Systems A/S (Denmark)	2,525	104,108

		9,256,506

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	21,100	1,243,423
Citizen Holdings Co. Ltd. (Japan)	3,100	23,760
Corning, Inc.	86,100	1,952,748
FLIR Systems, Inc.	9,700	303,416
Hexagon AB (Sweden) (Class B Stock)	10,193	361,903
Hitachi High-Technologies Corp. (Japan)	700	21,303
Hitachi Ltd. (Japan)	36,000	245,875
Hoya Corp. (Japan)	22,000	880,755
Ibiden Co. Ltd. (Japan)	1,400	23,601
Keyence Corp. (Japan)	600	327,418
Murata Manufacturing Co. Ltd. (Japan)	8,900	1,222,319
Omron Corp. (Japan)	2,300	103,613
TDK Corp. (Japan)	1,800	127,454
TE Connectivity Ltd. (Switzerland)	27,700	1,983,874
Yaskawa Electric Corp. (Japan)	2,600	37,997
Yokogawa Electric Corp. (Japan)	2,400	25,856

		8,885,315

Energy Equipment & Services — 0.6%
Baker Hughes, Inc.	29,498	1,875,483

Cameron International Corp.*	13,500	609,120
Diamond Offshore Drilling, Inc.(a)	4,700	125,913
Ensco PLC (Class A Stock)	16,000	337,120
FMC Technologies, Inc.*	15,900	588,459
Halliburton Co.	57,700	2,531,876
Helmerich & Payne, Inc.(a)	7,400	503,718
National Oilwell Varco, Inc.	27,900	1,394,721
Noble Corp. PLC(a)	17,300	247,044
Schlumberger Ltd.	86,818	7,244,094
Transocean Ltd.(a)	19,900	291,933
Transocean Ltd. (SWX)(a)	4,113	59,255

		15,808,736

Food & Staples Retailing — 1.4%
Casino Guichard Perrachon SA (France)	3,122	276,440
Costco Wholesale Corp.	30,200	4,575,149
CVS Health Corp.	76,548	7,900,519
Delhaize Group SA (Belgium)	3,168	284,612
Distribuidora Internacional de Alimentacion SA (Spain)	107,053	835,434
ICA Gruppen AB (Sweden)	879	29,464
J. Sainsbury PLC (United Kingdom)	161,327	619,076
Koninklijke Ahold NV (Netherlands)	9,887	194,831
Kroger Co. (The)	33,446	2,563,970
Lawson, Inc. (Japan)	900	62,388
Sysco Corp.	40,000	1,509,200
Wal-Mart Stores, Inc.	107,500	8,841,875
Walgreens Boots Alliance, Inc.	59,300	5,021,524
Wesfarmers Ltd. (Australia)	19,520	651,849
Whole Foods Market, Inc.	24,300	1,265,544
WM Morrison Supermarkets PLC (United Kingdom)	172,713	493,601

		35,125,476

Food Products — 1.1%
Archer-Daniels-Midland Co.	43,126	2,044,172
Aryzta AG (Switzerland)*	3,681	225,655
Campbell Soup Co.(a)	12,200	567,910
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	1	63,261
ConAgra Foods, Inc.	28,900	1,055,717
General Mills, Inc.	41,100	2,326,260
Golden Agri-Resources Ltd. (Singapore)	2,288,600	708,228
Hershey Co. (The)	10,100	1,019,191
Hormel Foods Corp.	9,200	523,020
J.M. Smucker Co. (The)	7,000	810,110
Kellogg Co.(a)	17,200	1,134,340
Keurig Green Mountain, Inc.	8,300	927,359
Kraft Foods Group, Inc.	40,017	3,486,081
McCormick & Co., Inc.	8,800	678,568
Mead Johnson Nutrition Co.	14,167	1,424,208
Mondelez International, Inc. (Class A Stock)	112,153	4,047,602
Nestle SA (Switzerland)	34,664	2,610,284
NH Foods Ltd. (Japan)	1,000	23,043
Tate & Lyle PLC (United Kingdom)	76,600	678,927
Tyson Foods, Inc. (Class A Stock)	20,000	766,000
Unilever NV (United Kingdom)	35,885	1,499,541
Wilmar International Ltd. (Singapore)	325,700	773,206

		27,392,683

Gas Utilities
AGL Resources, Inc.	8,039	399,136
Enagas SA (Spain)	4,075	116,524
Snam SpA (Italy)	26,639	129,309

		644,969

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	102,600	4,753,458
Baxter International, Inc.	36,900	2,527,650
Becton, Dickinson & Co.	14,478	2,078,896
Boston Scientific Corp.*	90,267	1,602,239
C.R. Bard, Inc.	5,300	886,955
DENTSPLY International, Inc.	9,700	493,633
Edwards Lifesciences Corp.*	7,600	1,082,696
Intuitive Surgical, Inc.*	2,500	1,262,575
Medtronic PLC	96,990	7,564,250
St. Jude Medical, Inc.	19,500	1,275,300
Stryker Corp.	20,700	1,909,575
Varian Medical Systems, Inc.*	6,800	639,812
Zimmer Holdings, Inc.	11,600	1,363,232

		27,440,271

Health Care Providers & Services — 1.4%
Aetna, Inc.	24,369	2,596,030
Alfresa Holdings Corp. (Japan)	1,200	16,910
AmerisourceBergen Corp.	14,200	1,614,114
Anthem, Inc.	18,200	2,810,262
Cardinal Health, Inc.	22,450	2,026,561
Cigna Corp.	17,600	2,278,144
DaVita HealthCare Partners, Inc.*	11,700	950,976
Express Scripts Holding Co.*	49,449	4,290,690
Fresenius SE & Co. KGaA (Germany)	4,411	262,967
HCA Holdings, Inc.*	20,100	1,512,123
Henry Schein, Inc.*	5,700	795,834
Humana, Inc.	10,200	1,815,804
Laboratory Corp. of America Holdings*	6,900	870,021
McKesson Corp.	16,030	3,625,986
Medipal Holdings Corp. (Japan)	3,100	40,406
Patterson Cos., Inc.(a)	6,500	317,135
Quest Diagnostics, Inc.	9,900	760,815
Ramsay Health Care Ltd. (Australia)	1,464	74,745
Sonic Healthcare Ltd. (Australia)	52,813	820,497
Suzuken Co. Ltd. (Japan)	5,610	170,999
Tenet Healthcare Corp.*(a)	6,550	324,290
UnitedHealth Group, Inc.	65,100	7,700,679
Universal Health Services, Inc. (Class B Stock)	6,400	753,344

		36,429,332

Health Care Technology — 0.1%
Cerner Corp.*	21,000	1,538,460

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	30,700	1,468,688
Chipotle Mexican Grill, Inc.*	2,150	1,398,661
Darden Restaurants, Inc.	8,450	585,923
Flight Centre Travel Group Ltd. (Australia)(a)	858	25,824
Marriott International, Inc. (Class A Stock)	14,528	1,166,889
McDonald’s Corp.	65,400	6,372,576
Merlin Entertainments PLC (United Kingdom)	5,762	37,723
Oriental Land Co. Ltd. (Japan)	4,000	302,873
Royal Caribbean Cruises Ltd.	11,400	933,090
Sodexo SA (France)	6,099	594,853
Starbucks Corp.	51,000	4,829,700
Starwood Hotels & Resorts Worldwide, Inc.	11,600	968,600
Tatts Group Ltd. (Australia)	68,249	206,479

TUI AG (Germany)	5,011	87,913
Whitbread PLC (United Kingdom)	767	59,557
Wyndham Worldwide Corp.	8,420	761,757
Wynn Resorts Ltd.	5,600	704,928
Yum! Brands, Inc.	29,500	2,322,240

		22,828,274

Household Durables — 0.3%
D.R. Horton, Inc.	22,100	629,408
Electrolux AB (Sweden) (Class B Stock)	11,646	332,708
Garmin Ltd.(a)	8,200	389,664
Harman International Industries, Inc.	4,700	628,061
Leggett & Platt, Inc.	9,300	428,637
Lennar Corp. (Class A Stock)(a)	12,200	632,082
Mohawk Industries, Inc.*	4,300	798,725
Newell Rubbermaid, Inc.	18,514	723,342
Panasonic Corp. (Japan)	90,900	1,193,703
Persimmon PLC (United Kingdom)*	3,440	84,773
PulteGroup, Inc.	22,722	505,110
Sony Corp. (Japan)*	43,900	1,174,045
Whirlpool Corp.	5,526	1,116,583

		8,636,841

Household Products — 0.9%
Clorox Co. (The)	9,300	1,026,627
Colgate-Palmolive Co.	58,000	4,021,720
Henkel AG & Co. KGaA (Germany)	8,459	872,905
Kimberly-Clark Corp.	24,900	2,667,039
Procter & Gamble Co. (The)	183,725	15,054,427
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	28,614	657,517

		24,300,235

Independent Power & Renewable Electricity Producers
AES Corp.	43,300	556,405
Electric Power Development Co. Ltd. (Japan)	1,600	53,899
NRG Energy, Inc.	23,000	579,370

		1,189,674

Industrial Conglomerates — 1.2%
3M Co.	43,200	7,125,840
Danaher Corp.	42,200	3,582,780
General Electric Co.	684,600	16,984,926
Hopewell Holdings Ltd. (Hong Kong)	77,500	290,850
Keppel Corp. Ltd. (Singapore)	11,000	72,073
NWS Holdings Ltd. (Hong Kong)	11,000	18,322
Roper Industries, Inc.	6,900	1,186,800
Siemens AG (Germany)	5,816	629,022

		29,890,613

Insurance — 1.5%
ACE Ltd.	22,300	2,486,227
Aflac, Inc.	29,900	1,913,899
Ageas (Belgium)	2,497	89,673
AIA Group Ltd. (Hong Kong)	5,200	32,648
Allianz SE (Germany)	5,191	901,240
Allstate Corp. (The)	28,400	2,021,228
American International Group, Inc.	93,339	5,114,044
Aon PLC	19,100	1,835,892
Assicurazioni Generali SpA (Italy)	47,163	927,323
Assurant, Inc.	5,100	313,191

AXA SA (France)	43,775	1,101,777
Chubb Corp. (The)	15,700	1,587,270
Cincinnati Financial Corp.	10,037	534,771
Direct Line Insurance Group PLC (United Kingdom)	90,118	425,264
Genworth Financial, Inc. (Class A Stock)*	29,900	218,569
Gjensidige Forsikring ASA (Norway)	19,792	341,497
Hannover Rueck SE (Germany)	1,811	187,138
Hartford Financial Services Group, Inc. (The)	29,200	1,221,144
Legal & General Group PLC (United Kingdom)	247,410	1,018,916
Lincoln National Corp.	17,718	1,018,076
Loews Corp.	20,375	831,911
Marsh & McLennan Cos., Inc.	36,700	2,058,503
MetLife, Inc.	76,000	3,841,800
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	1,973	423,961
NN Group NV (Netherlands)*	13,163	373,167
Principal Financial Group, Inc.	18,600	955,482
Progressive Corp. (The)	36,400	990,080
Prudential PLC (United Kingdom)	28,427	705,425
SCOR SE (France)	1,713	57,775
Swiss Life Holding AG (Switzerland)*	1,300	321,161
Swiss Re AG (Switzerland)	11,345	1,094,316
Tokio Marine Holdings, Inc. (Japan)	7,900	298,200
Torchmark Corp.	8,725	479,177
Travelers Cos., Inc. (The)	21,935	2,371,832
Tryg A/S (Denmark)	381	44,809
UnipolSai SpA (Italy)	124,542	362,382
Unum Group	17,210	580,493
XL Group PLC (Ireland)	17,600	647,680

		39,727,941

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	25,900	9,637,390
Expedia, Inc.	6,750	635,378
Netflix, Inc.*	4,150	1,729,263
Priceline Group, Inc. (The)*	3,610	4,202,581
TripAdvisor, Inc.*	7,650	636,251

		16,840,863

Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	12,200	866,749
eBay, Inc.*	74,900	4,320,232
Equinix, Inc.	3,400	791,690
Facebook, Inc. (Class A Stock)*	142,800	11,740,302
Google, Inc. (Class A Stock)*	19,450	10,788,915
Google, Inc. (Class C Stock)*	19,470	10,669,560
United Internet AG (Germany)	1,375	62,410
VeriSign, Inc.*(a)	7,500	502,275
Yahoo!, Inc.*	59,200	2,630,552

		42,372,685

IT Services — 1.7%
Accenture PLC (Class A Stock)	42,700	4,000,563
Alliance Data Systems Corp.*	4,400	1,303,500
Amadeus IT Holding SA (Spain) (Class A Stock)	4,889	209,527
Automatic Data Processing, Inc.	32,400	2,774,736
Cap Gemini SA (France)	10,242	840,266
Cognizant Technology Solutions Corp. (Class A Stock)*	41,900	2,614,141
Computer Sciences Corp.	9,600	626,688
Fidelity National Information Services, Inc.	19,800	1,347,588
Fiserv, Inc.*	16,300	1,294,220
International Business Machines Corp.	62,600	10,047,300
MasterCard, Inc. (Class A Stock)	66,400	5,736,296

Paychex, Inc.(a)	22,300	1,106,415
Teradata Corp.*(a)	9,900	436,986
Total System Services, Inc.	11,496	438,572
Visa, Inc. (Class A Stock)(a)	132,800	8,686,448
Western Union Co. (The)(a)	35,610	741,044
Xerox Corp.	71,763	922,155

		43,126,445

Leisure Products
Hasbro, Inc.	7,600	480,624
Mattel, Inc.	23,051	526,715
Sankyo Co. Ltd. (Japan)	600	21,310

		1,028,649

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	22,714	943,767
Lonza Group AG (Switzerland)*	6,833	850,695
PerkinElmer, Inc.	7,600	388,664
QIAGEN NV*	2,705	67,880
Thermo Fisher Scientific, Inc.	27,000	3,627,180
Waters Corp.*	5,700	708,624

		6,586,810

Machinery — 0.9%
Amada Holdings Co. Ltd. (Japan)	2,600	25,040
Andritz AG (Austria)	12,932	772,129
Atlas Copco AB (Sweden) (Class B Stock)	4,317	127,478
Caterpillar, Inc.	41,500	3,321,245
Cummins, Inc.	11,500	1,594,360
Deere & Co.	23,100	2,025,639
Dover Corp.(a)	11,300	781,056
FANUC Corp. (Japan)	2,200	480,290
Flowserve Corp.	9,300	525,357
Illinois Tool Works, Inc.	23,800	2,311,932
Ingersoll-Rand PLC	18,100	1,232,248
Joy Global, Inc.	7,400	289,932
Kawasaki Heavy Industries Ltd. (Japan)	16,000	80,720
Komatsu Ltd. (Japan)	10,700	209,749
Kubota Corp. (Japan)	13,000	205,386
MAN SE (Germany)	5,438	572,451
Minebea Co. Ltd. (Japan)	40,000	629,138
NSK Ltd. (Japan)	21,000	306,507
PACCAR, Inc.	24,143	1,524,389
Pall Corp.	7,300	732,847
Parker Hannifin Corp.	9,765	1,159,887
Pentair PLC (United Kingdom)(a)	12,777	803,546
SMC Corp. (Japan)	600	178,658
Snap-on, Inc.	4,000	588,240
Stanley Black & Decker, Inc.	10,697	1,020,066
Sumitomo Heavy Industries Ltd. (Japan)	142,000	929,291
THK Co. Ltd. (Japan)	1,500	38,116
Wartsila OYJ Abp (Finland)	1,124	49,715
Xylem, Inc.	13,000	455,260
Yangzijiang Shipbuilding Holdings Ltd. (China)	25,000	22,985

		22,993,657

Marine
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	45	91,379
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	52	108,692
Kuehne + Nagel International AG (Switzerland)	605	89,825
Mitsui OSK Lines Ltd. (Japan)	8,000	27,134
Nippon Yusen K.K. (Japan)	276,000	793,978

		1,111,008

Media — 1.8%
Altice SA (Luxembourg)*	948	102,800
Axel Springer AG (Germany)	420	24,789
Cablevision Systems Corp. (Class A Stock)(a)	14,900	272,670
CBS Corp. (Class B Stock)	31,134	1,887,654
Comcast Corp. (Class A Stock)	172,890	9,763,098
Dentsu, Inc. (Japan)	1,800	77,001
DIRECTV*(a)	34,200	2,910,420
Discovery Communications, Inc. (Class A Stock)*(a)	10,100	310,676
Discovery Communications, Inc. (Class C Stock)*(a)	18,600	548,235
Gannett Co., Inc.	15,200	563,616
Hakuhodo DY Holdings, Inc. (Japan)	3,100	32,957
Interpublic Group of Cos., Inc. (The)	28,131	622,258
ITV PLC (United Kingdom)	42,451	158,938
JCDecaux SA (France)	749	25,222
News Corp. (Class A Stock)*	32,775	524,728
Numericable-SFR SAS (France)*	1,126	61,432
Omnicom Group, Inc.(a)	16,800	1,310,064
Publicis Groupe SA (France)	2,112	162,954
Reed Elsevier NV (United Kingdom)	7,937	197,770
RTL Group SA (Germany)	287	27,598
Scripps Networks Interactive, Inc. (Class A Stock)(a)	6,900	473,064
Sky PLC (United Kingdom)	11,601	170,673
Telenet Group Holding NV (Belgium)*	392	21,570
Time Warner Cable, Inc.	19,114	2,864,806
Time Warner, Inc.	56,566	4,776,433
Twenty-First Century Fox, Inc. (Class A Stock)	124,400	4,209,696
Viacom, Inc. (Class B Stock)	24,834	1,696,162
Vivendi SA (France)	2,270	56,359
Walt Disney Co. (The)	106,400	11,160,296
Wolters Kluwer NV (Netherlands)	3,482	113,703
WPP PLC (United Kingdom)	14,911	338,637

		45,466,279

Metals & Mining — 0.4%
Alcoa, Inc.	80,240	1,036,701
Allegheny Technologies, Inc.	7,700	231,077
Anglo American PLC (United Kingdom)	15,590	232,835
Antofagasta PLC (United Kingdom)	2,871	31,059
BHP Billiton Ltd. (Australia)	35,695	829,695
BHP Billiton PLC (Australia)	23,873	523,898
Boliden AB (Sweden)	3,047	60,360
Fortescue Metals Group Ltd. (Australia)(a)	422,793	625,859
Freeport-McMoRan, Inc.	70,688	1,339,538
Hitachi Metals Ltd. (Japan)	3,000	45,980
JFE Holdings, Inc. (Japan)	6,300	139,060
Kobe Steel Ltd. (Japan)	454,000	837,365
Mitsubishi Materials Corp. (Japan)	15,000	50,404
Newmont Mining Corp.	34,000	738,140
Nippon Steel & Sumitomo Metal Corp. (Japan)	189,000	475,223
Nucor Corp.	21,700	1,031,401
Rio Tinto Ltd. (United Kingdom)	4,953	214,613
Rio Tinto PLC (United Kingdom)	30,828	1,271,245
Sumitomo Metal Mining Co. Ltd. (Japan)	6,000	87,694
Voestalpine AG (Austria)	1,252	45,798

		9,847,945

Multi-Utilities — 0.6%
AGL Energy Ltd. (Australia)	4,844	56,079
Ameren Corp.	16,500	696,300
CenterPoint Energy, Inc.	28,900	589,849
CMS Energy Corp.	18,800	656,308
Consolidated Edison, Inc.	20,000	1,220,000
Dominion Resources, Inc.	40,232	2,851,242
DTE Energy Co.	12,100	976,349
E.ON SE (Germany)	56,706	843,154
Integrys Energy Group, Inc.	5,420	390,349
National Grid PLC (United Kingdom)	72,609	933,461
NiSource, Inc.	21,500	949,440
PG&E Corp.	32,400	1,719,468
Public Service Enterprise Group, Inc.	34,500	1,446,240
SCANA Corp.	9,700	533,403
Sempra Energy	15,819	1,724,587
TECO Energy, Inc.	14,700	285,180
Wisconsin Energy Corp.	15,400	762,300

		16,633,709

Multiline Retail — 0.4%
Dollar General Corp.*	21,100	1,590,518
Dollar Tree, Inc.*	14,400	1,168,488
Family Dollar Stores, Inc.	6,600	522,984
Harvey Norman Holdings Ltd. (Australia)	6,410	21,666
Kohl’s Corp.	13,800	1,079,850
Macy’s, Inc.	23,574	1,530,188
Next PLC (United Kingdom)	1,722	179,085
Nordstrom, Inc.	9,600	771,072
Target Corp.	43,400	3,561,838

		10,425,689

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	34,454	2,853,136
Apache Corp.	25,514	1,539,260
BP PLC (United Kingdom)	61,582	399,183
Cabot Oil & Gas Corp.	28,100	829,793
Caltex Australia Ltd. (Australia)	1,513	40,154
Chesapeake Energy Corp.(a)	34,900	494,184
Chevron Corp.	127,922	13,429,252
Cimarex Energy Co.	6,000	690,540
ConocoPhillips	83,777	5,215,956
CONSOL Energy, Inc.(a)	15,700	437,873
Devon Energy Corp.	26,200	1,580,122
Eni SpA (Italy)	21,121	365,564
EOG Resources, Inc.	37,200	3,410,868
EQT Corp.	10,400	861,848
Exxon Mobil Corp.	285,599	24,275,915
Hess Corp.	16,600	1,126,642
Kinder Morgan, Inc.	115,798	4,870,464
Marathon Oil Corp.	45,982	1,200,590
Marathon Petroleum Corp.	18,841	1,929,130
Murphy Oil Corp.	11,400	531,240
Neste Oil OYJ (Finland)	1,017	26,686
Newfield Exploration Co.*	10,200	357,918
Noble Energy, Inc.	26,500	1,295,850
Occidental Petroleum Corp.	52,400	3,825,200
ONEOK, Inc.	14,200	685,008
Phillips 66	37,338	2,934,767
Pioneer Natural Resources Co.	10,350	1,692,328
QEP Resources, Inc.	10,400	216,840

Range Resources Corp.	11,500	598,460
Repsol SA (Spain)	38,877	723,706
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	66,281	1,970,995
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	48,441	1,508,946
Southwestern Energy Co.*(a)	25,000	579,750
Spectra Energy Corp.	45,662	1,651,594
Statoil ASA (Norway)	12,445	220,045
Tesoro Corp.	8,600	785,094
Total SA (France)	38,144	1,896,017
Valero Energy Corp.	35,000	2,226,700
Williams Cos., Inc. (The)	45,800	2,317,022
Woodside Petroleum Ltd. (Australia)	9,134	239,301

		91,833,941

Paper & Forest Products — 0.1%
International Paper Co.	29,273	1,624,359
UPM-Kymmene OYJ (Finland)	47,283	918,561

		2,542,920

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	15,300	1,272,348

Pharmaceuticals — 3.6%
AbbVie, Inc.	108,400	6,345,736
Actavis PLC*	26,375	7,849,727
AstraZeneca PLC (United Kingdom)	3,855	264,523
Bayer AG (Germany)	6,169	922,977
Bristol-Myers Squibb Co.	113,070	7,293,015
Eli Lilly & Co.	66,500	4,831,225
Endo International PLC*	11,600	1,040,520
GlaxoSmithKline PLC (United Kingdom)	84,205	1,938,385
Hospira, Inc.*	11,560	1,015,430
Johnson & Johnson	189,448	19,058,469
Mallinckrodt PLC*	8,000	1,013,200
Merck & Co., Inc.	193,033	11,095,537
Merck KGaA (Germany)	916	102,516
Mylan NV*	25,500	1,513,425
Novartis AG (Switzerland)	33,041	3,261,163
Novo Nordisk A/S (Denmark) (Class B Stock)	39,365	2,101,453
Otsuka Holdings Co. Ltd. (Japan)	28,900	904,098
Perrigo Co. PLC	9,600	1,589,280
Pfizer, Inc.	417,870	14,537,697
Roche Holding AG (Switzerland)	7,942	2,182,399
Sanofi (France)	12,977	1,281,591
Shire PLC (Ireland)	6,122	488,063
Teva Pharmaceutical Industries Ltd. (Israel)	21,804	1,362,691
Zoetis, Inc.	34,200	1,583,118

		93,576,238

Professional Services — 0.1%
Adecco SA (Switzerland)*	11,382	946,112
Dun & Bradstreet Corp. (The)	2,700	346,572
Equifax, Inc.	8,200	762,600
Nielsen NV	22,100	984,997
Robert Half International, Inc.	9,300	562,836

		3,603,117

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	28,800	2,711,520
Apartment Investment & Management Co. (Class A Stock)	10,833	426,387
AvalonBay Communities, Inc.	9,075	1,581,319
Boston Properties, Inc.	10,500	1,475,040

CapitaCommercial Trust (Singapore)	27,000	34,755
Crown Castle International Corp.	22,700	1,873,658
Dexus Property Group (Australia)	10,152	58,446
Equity Residential	24,700	1,923,142
Essex Property Trust, Inc.	4,400	1,011,560
Federation Centres (Australia)	325,527	751,420
General Growth Properties, Inc.	42,700	1,261,785
Goodman Group (Australia)	13,830	66,593
GPT Group (The) (Australia)	19,120	66,410
HCP, Inc.	31,300	1,352,473
Health Care REIT, Inc.	23,900	1,848,904
Host Hotels & Resorts, Inc.(a)	51,582	1,040,925
Intu Properties PLC (United Kingdom)	151,464	780,870
Iron Mountain, Inc.	12,202	445,129
Kimco Realty Corp.(a)	28,000	751,800
Klepierre (France)	2,854	140,148
Land Securities Group PLC (United Kingdom)	43,766	812,524
Link REIT (The) (Hong Kong)	146,000	900,701
Macerich Co. (The)	9,600	809,568
Plum Creek Timber Co., Inc.	12,000	521,400
Prologis, Inc.	35,077	1,527,954
Public Storage	9,900	1,951,686
Scentre Group (Australia)	61,683	175,231
Simon Property Group, Inc.	21,143	4,136,417
SL Green Realty Corp.	5,800	744,604
Stockland (Australia)	26,695	91,206
Ventas, Inc.	22,618	1,651,566
Vornado Realty Trust	11,925	1,335,600
Weyerhaeuser Co.	35,698	1,183,389

		35,444,130

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	19,100	739,361
CK Hutchison Holdings Ltd. (Hong Kong)	16,000	326,888
Daiwa House Industry Co. Ltd. (Japan)	6,800	134,030
Deutsche Wohnen AG (Germany)	3,191	81,615
Henderson Land Development Co. Ltd. (Hong Kong)	81,400	571,840
Hysan Development Co. Ltd. (Hong Kong)	77,000	337,514
Kerry Properties Ltd. (Hong Kong)	7,500	26,034
Lend Lease Group (Australia)	65,140	822,756
New World Development Co. Ltd. (Hong Kong)	155,000	179,698
Sino Land Co. Ltd. (Hong Kong)	22,000	35,874
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	7,500	102,093
Swire Properties Ltd. (Hong Kong)	8,800	28,581
Tokyo Tatemono Co. Ltd. (Japan)	5,000	36,632
Wheelock & Co. Ltd. (Hong Kong)	11,000	56,211

		3,479,127

Road & Rail — 0.5%
Asciano Ltd. (Australia)	7,275	34,985
Aurizon Holdings Ltd. (Australia)	24,101	88,709
Central Japan Railway Co. (Japan)	1,600	289,152
ComfortDelGro Corp. Ltd. (Singapore)	15,000	31,599
CSX Corp.	67,800	2,245,536
Kansas City Southern	7,600	775,808
MTR Corp. Ltd. (Hong Kong)	9,500	45,185
Nippon Express Co. Ltd. (Japan)	10,000	55,873
Norfolk Southern Corp.(a)	20,900	2,151,028
Ryder System, Inc.	4,100	389,049
Union Pacific Corp.	60,000	6,498,600
West Japan Railway Co. (Japan)	3,900	204,479

		12,810,003

Semiconductors & Semiconductor Equipment — 1.2%
Advantest Corp. (Japan)	1,900	23,954
Altera Corp.	20,800	892,528
Analog Devices, Inc.	21,200	1,335,600
Applied Materials, Inc.	82,900	1,870,224
ARM Holdings PLC (United Kingdom)	16,018	260,152
Avago Technologies Ltd. (Singapore)	17,700	2,247,546
Broadcom Corp. (Class A Stock)	37,150	1,608,409
First Solar, Inc.*	5,100	304,929
Infineon Technologies AG (Germany)	6,219	73,987
Intel Corp.	323,100	10,103,337
KLA-Tencor Corp.	11,200	652,848
Lam Research Corp.	10,850	762,050
Linear Technology Corp.	16,300	762,840
Microchip Technology, Inc.	13,700	669,930
Micron Technology, Inc.*(a)	73,100	1,983,203
NVIDIA Corp.(a)	34,550	722,959
Rohm Co. Ltd. (Japan)	1,200	81,999
Skyworks Solutions, Inc.	13,200	1,297,428
Texas Instruments, Inc.	71,200	4,071,572
Tokyo Electron Ltd. (Japan)	1,900	131,791
Xilinx, Inc.	18,000	761,400

		30,618,686

Software — 1.8%
Adobe Systems, Inc.*	32,300	2,388,262
Autodesk, Inc.*	15,500	908,920
CA, Inc.	21,864	712,985
Citrix Systems, Inc.*	11,000	702,570
Electronic Arts, Inc.*	21,200	1,246,878
Intuit, Inc.	18,900	1,832,544
Microsoft Corp.	559,000	22,726,145
Nexon Co. Ltd. (Japan)	21,000	223,631
NICE-Systems Ltd. (Israel)	623	38,027
Oracle Corp.	218,100	9,411,015
Red Hat, Inc.*	12,800	969,600
salesforce.com, inc.*	40,400	2,699,124
Symantec Corp.	46,978	1,097,641

		44,957,342

Specialty Retail — 1.3%
ABC-Mart, Inc. (Japan)	400	23,394
AutoNation, Inc.*	5,074	326,410
AutoZone, Inc.*	2,250	1,534,860
Bed Bath & Beyond, Inc.*	12,500	959,688
Best Buy Co., Inc.	19,825	749,187
CarMax, Inc.*	14,700	1,014,447
Dixons Carphone PLC (United Kingdom)	121,709	744,349
Fast Retailing Co. Ltd. (Japan)	600	231,995
GameStop Corp. (Class A Stock)(a)	7,400	280,904
Gap, Inc. (The)	18,200	788,606
Home Depot, Inc. (The)	89,650	10,185,137
L Brands, Inc.	16,806	1,584,638
Lowe’s Cos., Inc.	66,200	4,924,618
O’Reilly Automotive, Inc.*	7,000	1,513,680
Ross Stores, Inc.	14,100	1,485,576
Staples, Inc.	43,549	709,195
Tiffany & Co.	7,700	677,677
TJX Cos., Inc. (The)	46,500	3,257,325
Tractor Supply Co.	9,300	791,058
Urban Outfitters, Inc.*	7,400	337,810

		32,120,554

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	396,640	49,353,915
Brother Industries Ltd. (Japan)	23,100	367,010
EMC Corp.	135,250	3,456,990
FUJIFILM Holdings Corp. (Japan)	27,600	981,913
Hewlett-Packard Co.	124,648	3,884,031
NEC Corp. (Japan)	30,000	88,123
NetApp, Inc.	21,200	751,752
SanDisk Corp.	14,500	922,490
Seagate Technology PLC(a)	22,300	1,160,269
Western Digital Corp.	14,800	1,346,948

		62,313,441

Textiles, Apparel & Luxury Goods — 0.5%
Burberry Group PLC (United Kingdom)	3,265	83,847
Coach, Inc.(a)	18,800	778,884
Fossil Group, Inc.*(a)	3,500	288,575
Hanesbrands, Inc.	22,300	747,273
Luxottica Group SpA (Italy)	14,355	909,180
LVMH Moet Hennessy Louis Vuitton SE (France)	3,163	556,632
Michael Kors Holdings Ltd.*	14,100	927,075
NIKE, Inc. (Class B Stock)	47,600	4,775,708
Pandora A/S (Denmark)	7,498	682,656
PVH Corp.	5,700	607,392
Ralph Lauren Corp.	4,200	552,300
Swatch Group AG (The) (Switzerland)	363	30,424
Under Armour, Inc. (Class A Stock)*(a)	11,400	920,550
VF Corp.	23,300	1,754,723

		13,615,219

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	31,700	332,216
People’s United Financial, Inc.(a)	18,700	284,240

		616,456

Tobacco — 0.8%
Altria Group, Inc.	134,500	6,727,690
British American Tobacco PLC (United Kingdom)	7,483	387,498
Imperial Tobacco Group PLC (United Kingdom)	26,442	1,159,907
Japan Tobacco, Inc. (Japan)	34,300	1,084,390
Lorillard, Inc.	24,541	1,603,754
Philip Morris International, Inc.	105,200	7,924,716
Reynolds American, Inc.	21,000	1,447,110

		20,335,065

Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	48,934	784,790
Bunzl PLC (United Kingdom)	3,822	103,620
Fastenal Co.(a)	18,600	770,691
ITOCHU Corp. (Japan)	17,200	186,136
Mitsubishi Corp. (Japan)	6,900	138,647
Mitsui & Co. Ltd. (Japan)	19,300	258,469
Sumitomo Corp. (Japan)	8,100	86,435
United Rentals, Inc.*(a)	6,800	619,888
W.W. Grainger, Inc.(a)	4,200	990,402
Wolseley PLC (United Kingdom)	3,062	180,977

		4,120,055

Transportation Infrastructure
Hutchison Port Holdings Trust (Singapore)			42,000	29,190

Water Utilities
Severn Trent PLC (United Kingdom)			5,743	175,060

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)			28,800	650,665
Vodafone Group PLC (United Kingdom)			294,232	962,818

				1,613,483

TOTAL COMMON STOCKS (cost $623,845,481)				1,389,201,600

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund(a) (cost $1,821,694)			28,526	1,830,513

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)			598	55,235
Volkswagen AG (Germany) (PRFC)			4,602	1,220,457

				1,275,692

Banking
Citigroup Capital XIII 7.875%, (Capital Security, fixed to floating preferred)(b)			20,000	530,400

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)			1,143	134,258

Media
ProSiebenSat.1 Media AG (Germany)			1,873	91,613

TOTAL PREFERRED STOCKS (cost $1,891,883)				2,031,963

			Units
RIGHTS*
Diversified Telecommunication Services
Telefonica SA (Spain), expiring 05/12/15 (cost $—)			45,402	7,323

	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.1%
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.516%(b)	04/25/19	373	367,815

Collateralized Loan Obligations — 1.8%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.437%(b)	04/20/25	2,100	2,069,735
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%	04/20/25	250	241,905
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.444%(b)	07/13/25	2,400	2,364,587

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.756%(b)	04/28/26	400	398,858
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.853%(b)	10/15/26	2,000	2,002,907
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	1.817%(b)	04/18/27	250	250,000
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.796%(b)	10/15/26	600	599,214
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.800%(b)	10/17/26	250	250,366
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.791%(b)	04/18/27	1,000	998,500
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.453%(b)	07/15/24	1,000	985,343
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.403%(b)	04/17/25	2,200	2,166,345
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.807%(b)	04/20/26	1,650	1,648,142
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.767%(b)	10/18/26	250	249,205
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.657%(b)	01/17/26	250	247,864
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.507%(b)	07/22/20	258	256,467
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.741%(b)	03/15/20	1,000	996,442
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.704%(b)	10/15/26	750	746,596
HLM Ltd., Series 2015-6A, 144A	1.032%(f)	05/05/27	250	249,075
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320%	01/25/27	750	750,206
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.393%(b)	04/15/24	1,500	1,477,048
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.847%(b)	05/15/26	250	250,232
Magnetite Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.771%(b)	09/15/23	300	300,018
Magnetite Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.733%(b)	04/15/26	4,000	4,001,667
Magnetite Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.676%(b)	07/25/26	3,000	2,980,077
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.693%(b)	01/18/27	500	497,129
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.722%(b)	05/18/23	500	499,476
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12AR, Class BR, 144A	2.356%(b)	07/25/23	250	247,593
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.723%(b)	04/15/26	500	497,964
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.407%(b)	07/22/25	1,000	983,548
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5AR, Class AR, 144A	1.571%(b)	12/15/22	463	459,520
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.482%(b)	02/20/25	250	247,150
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.737%(b)	07/17/26	500	499,759

Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%	07/17/26	500	502,751
Shackleton CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	1.667%(b)	10/20/23	500	498,635
Shackleton CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.737%(b)	07/17/26	1,500	1,499,269
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.303%(b)	04/15/25	2,600	2,552,779
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.907%(b)	08/17/22	500	503,710
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.931%(b)	10/20/23	900	906,797
THL Credit Wind River Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.863%(b)	01/22/27	1,750	1,744,642
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761%(b)	04/20/27	1,500	1,497,750
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.373%(b)	07/15/25	2,200	2,161,561
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.885%(b)	04/20/26	2,500	2,490,435
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.757%(b)	04/20/26	1,300	1,296,231
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%	04/20/26	500	495,372

				46,562,870

Non-Residential Mortgage-Backed Securities — 1.0%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.975%(b)	05/15/20	2,700	2,717,477
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	1,475	1,474,845
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	4,800	4,835,535
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%	11/15/25	1,500	1,527,806
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%	04/15/26	2,400	2,444,851
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%	10/20/30	2,620	2,641,703
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%	11/15/24	2,865	2,892,157
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%	09/20/29	896	890,082
Synchrony Credit Card Master Note Trust, Series 2012-4, Class B	1.025%(b)	06/15/18	4,500	4,500,873

				23,925,329

Residential Mortgage-Backed Securities — 0.3%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.824%(b)	03/25/33	295	278,639
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.996%(b)	07/25/35	375	361,024
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	0.924%(b)	03/25/34	2,537	2,419,163
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.985%(b)	07/25/34	442	421,247
Fremont Home Loan Trust, Series 2004-2, Class M1	1.029%(b)	07/25/34	506	454,793
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.969%(b)	06/25/34	628	605,481
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.374%(b)	05/25/33	156	146,686
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.224%(b)	12/25/33	892	861,331

Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.074%(b)	07/25/32	386	369,706
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.449%(b)	09/25/32	593	584,312
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.939%(b)	02/25/34	976	916,102

				7,418,484

TOTAL ASSET-BACKED SECURITIES (cost $77,654,368)				78,274,498

BANK LOANS(b) — 0.2%
Automotive
Schaeffler AG (Germany)	4.250%	05/15/20	600	603,750

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%	06/07/20	855	853,503

Foods
ARAMARK Corp.	3.250%	09/07/19	437	437,155

Healthcare & Pharmaceutical — 0.1%
Biomet, Inc.	3.755%	07/25/17	750	748,906
Grifols Worldwide Operations USA, Inc.	3.269%	02/26/21	248	247,160
RPI Finance Trust (Luxembourg)	3.250%	11/09/18	873	873,985

				1,870,051

Technology — 0.1%
Avago Technologies Finance Pte Ltd.	3.750%	05/06/21	712	713,470
First Data Corp.	3.775%	03/26/18	1,055	1,054,085
Trans Union LLC	4.000%	04/09/21	396	395,835

				2,163,390

TOTAL BANK LOANS (cost $5,877,661)				5,927,849

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%	10/10/45	3,400	3,444,193
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.536%(b)	04/10/49	3,007	3,201,078
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.703%(b)	12/10/49	800	865,434
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%	04/10/46	900	917,359
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	2,090	2,223,474
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%	08/15/48	885	928,478
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%	12/10/45	1,000	1,003,493
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%	03/10/46	1,400	1,438,028
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%	02/10/47	2,000	2,077,288
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	2,100	2,232,304
Commercial Mortgage Trust, Series 2014-LC17, Class A4	3.648%	10/10/47	5,000	5,355,085
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%	06/10/47	1,700	1,758,097
Commercial Mortgage Trust, Series 2015-3BP, Class A, 144A	3.178%	02/10/35	4,500	4,605,939
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%	12/15/39	2,392	2,522,627

Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.469%(b)	02/15/39	2,747	2,801,417
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.469%(b)	02/15/39	530	546,679
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513%(b)	12/25/23	1,925	2,083,466
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%	12/25/21	3,500	3,660,380
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%	05/25/22	1,000	1,013,207
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.463%(b)	05/25/22	20,913	1,759,889
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.501%(b)	06/25/22	5,778	502,252
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%(b)	02/25/23	5,300	5,698,332
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%(b)	07/25/23	1,800	1,958,283
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.643%(b)	08/25/16	4,736	75,607
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.777%(b)	05/25/19	16,630	1,038,835
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.705%(b)	07/25/19	17,210	1,045,912
Greenwich Capital Commercial Funding Corp, Series 2005-GG5, Class A5	5.224%(b)	04/10/37	1,192	1,201,154
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class AM	5.277%(b)	04/10/37	3,500	3,552,766
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%	02/10/48	3,000	3,071,790
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%	11/15/47	1,100	1,158,710
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%	02/15/48	5,000	5,035,445
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%	07/15/42	1,000	1,001,491
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999%(b)	10/15/42	1,170	1,179,271
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%	05/12/45	459	467,643
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	1,660	1,716,889
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%	12/15/47	1,500	1,505,840
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	3,200	3,265,181
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%	12/15/46	1,700	1,780,877
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	1,100	1,107,424
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	4.739%	07/15/30	39	39,540
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%(b)	11/15/40	1,390	1,406,376
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.659%(b)	05/12/39	780	812,671
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.516%(b)	02/12/39	440	453,772
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	5.868%(b)	06/12/46	2,122	2,200,068

ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%	03/12/51	1,693	1,712,568
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%	12/15/48	1,200	1,220,723
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.646%(b)	10/15/42	2,113	2,151,505
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%	02/12/44	1,421	1,420,175
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.654%(b)	06/11/42	188	190,865
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%	12/10/45	1,400	1,428,445
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	3,200	3,270,131
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%	04/10/46	1,500	1,541,888
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.715%(b)	05/15/43	2,990	3,071,895
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%(b)	05/15/46	4,202	4,463,482

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $105,321,129)				106,185,721

CORPORATE BONDS — 11.0%
Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%	05/01/27	2,635	2,654,763
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%	09/15/17	63	65,187
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%	06/15/21	124	133,077
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%	11/10/19	562	650,078
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%	01/12/21	587	630,066
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A(a)	4.000%	10/29/24	383	401,646
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%	08/10/22	303	355,147
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%	05/23/19	471	504,985
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%	04/15/19	776	844,004

				6,238,953

Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%	04/15/16	1,890	1,944,024
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	1,065	1,304,691
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%	03/15/17	380	390,858
Jaguar Land Rover Automotive Plc (United Kingdom), Gtd. Notes, 144A(a)	4.250%	11/15/19	535	549,712
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%	01/15/16	235	243,578

				4,432,863

Banking — 3.5%
American Express Co., Jr. Sub. Notes(a)	5.200%(b)	12/31/49	475	482,125
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%	09/20/22	530	541,116
Bank of America Corp., Series K, Jr. Sub. Notes(a)	8.000%(b)	12/29/49	2,100	2,244,375

Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	1,290	1,508,318
Bank of America Corp., Sr. Unsec’d. Notes	6.000%	09/01/17	1,330	1,463,100
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%	01/11/23	360	364,694
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%	04/01/24	745	792,468
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	2,740	2,934,091
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.500%	04/01/15	185	185,000
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%	05/01/18	105	116,473
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	1,700	1,713,758
Bank of America NA, Sub. Notes	5.300%	03/15/17	850	907,793
Bank of America NA, Sub. Notes(a)	6.000%	10/15/36	805	1,034,744
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%	10/29/15	1,265	1,273,248
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	5.300%	10/30/15	550	564,145
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%	10/02/17	270	301,224
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%	02/01/18	1,135	1,306,682
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%	02/05/25	2,190	2,171,819
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%	04/24/24	2,170	2,252,237
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%	10/25/23	1,730	1,826,136
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%	01/14/22	1,125	1,242,113
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%	03/05/38	36	49,827
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	850	1,337,118
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	1,195	1,488,228
Citigroup, Inc., Sub. Notes(a)	4.300%	11/20/26	1,050	1,086,006
Citigroup, Inc., Sub. Notes	6.125%	08/25/36	725	877,975
Compass Bank, Sr. Unsec’d. Notes	1.850%	09/29/17	1,050	1,057,567
Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26	595	630,845
Discover Bank, Sub. Notes	7.000%	04/15/20	485	575,756
Discover Financial Services, Sr. Unsec’d. Notes	3.850%	11/21/22	900	923,368
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.500%	01/23/25	2,500	2,543,885
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	2,305	2,621,281
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	1,250	1,459,198
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	220	286,765
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%	01/15/17	765	820,296
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%	10/01/37	1,100	1,444,358
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%	01/14/22	1,230	1,387,666
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%	04/05/21	920	1,050,704
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%	12/15/20	150	181,958
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%	01/15/16	1,145	1,160,595
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%(b)	12/31/49	1,175	1,210,250
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%(b)	04/29/49	2,000	2,152,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.250%	10/15/20	1,660	1,810,218
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	3,525	3,616,262
JPMorgan Chase & Co., Sub. Notes(a)	5.625%	08/16/43	185	221,902
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A(a)	5.800%	01/13/20	1,770	2,060,069
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%	02/06/25	2,385	2,364,921
Morgan Stanley, Jr. Sub. Notes(a)	5.450%(b)	12/31/49	640	644,800
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%	07/24/42	640	853,579
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%	01/09/17	1,530	1,636,690
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	1,535	1,780,701
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	2,110	2,401,754
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%	04/01/18	100	113,735
Morgan Stanley, Sub. Notes, MTN	4.350%	09/08/26	3,050	3,197,205
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346%(b)	07/29/49	800	842,000
National City Corp., Sub. Notes	6.875%	05/15/19	2,687	3,170,442
Northern Trust Corp., Sub. Notes(a)	3.950%	10/30/25	750	805,710
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,195	1,217,640
PNC Bank NA, Sub. Notes	3.800%	07/25/23	480	509,246
PNC Funding Corp., Gtd. Notes	6.700%	06/10/19	390	463,908
Royal Bank of Canada (Canada), Covered Bonds	2.200%	09/23/19	2,240	2,280,990
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%	09/24/15	780	786,080

Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19	925	939,710
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	2,175	2,184,453
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.950%	04/02/20	3,360	3,373,517
US Bancorp, Sub. Notes, MTN	2.950%	07/15/22	915	930,797
Wells Fargo & Co., Sub. Notes, MTN	4.650%	11/04/44	910	976,001
Westpac Banking Corp. (Australia), Covered Bonds, 144A	2.000%	05/21/19	870	879,491

				89,633,626

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	465	462,671
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	5.250%	02/06/12	1,850	265,938
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%	05/02/18	700	101,500
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	680	686,387

				1,516,496

Building Materials & Construction — 0.1%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,154,375; purchased 10/27/14-02/11/15)(c)(d)	5.375%	11/15/24	1,135	1,152,025
D.R. Horton, Inc., Gtd. Notes	3.625%	02/15/18	375	382,500
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $530,000; purchased 06/19/14)(c)(d)	5.250%	06/27/29	530	427,975

				1,962,500

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	900	1,012,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	7.250%	10/30/17	1,150	1,198,875
Comcast Cable Holdings LLC, Gtd. Notes	9.875%	06/15/22	1,440	2,005,779
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	605	618,311
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	5.150%	03/15/42	520	543,438
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	1,240	1,348,718
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	850	875,500

				7,603,121

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,040	1,077,700
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	1,100	1,218,580
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(c)(d)	6.375%	10/15/17	1,198	1,342,376
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(c)(d)	7.000%	10/15/37	390	525,901
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%	10/09/42	180	189,981
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	260	291,852
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $419,593; purchased 05/08/12)(c)(d)	3.125%	05/11/15	420	420,888
SPX Corp., Gtd. Notes(a)	6.875%	09/01/17	810	880,875
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	725	783,453
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,060	1,168,096

				7,899,702

Chemicals — 0.3%
Ashland, Inc., Sr. Unsec’d. Notes(a)	3.000%	03/15/16	950	959,500
Celanese US Holdings LLC, Gtd. Notes	5.875%	06/15/21	1,160	1,252,800

CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	445	499,984
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%	10/01/44	5	5,226
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	9.400%	05/15/39	30	49,657
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	1,050	1,052,625
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	955	950,949
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	800	882,212
Monsanto Co., Sr. Unsec’d. Notes(a)	4.400%	07/15/44	180	193,573
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	265	306,406
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	860	1,021,258
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	500	649,038

				7,823,228

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	1,600	1,796,680

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	170	182,280
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	530	733,707
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	340	443,195
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	6.950%	03/15/33	300	428,035
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%	12/01/39	145	184,533
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	4.800%	11/01/43	45	50,860
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	530	720,047
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750%	11/01/19	345	357,075
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	7.375%	11/01/22	255	268,069
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	845	1,054,540
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	8.625%	08/01/15	1,160	1,187,028
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	605	666,911
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	195	196,537
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250%	10/01/39	1,375	1,662,958
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	265	298,318
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	380	506,660
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	140	169,990
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	545	610,226
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	135	158,487
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	515	686,215
Southern California Edison Co., First Mortgage	3.600%	02/01/45	690	692,690
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	556,242
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	263	286,622

				12,101,225

Energy - Integrated
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	400	439,579

Energy - Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%(f)	10/10/36	1,000	395,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	305	378,354
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%	06/15/19	225	265,450
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	1,350	1,840,107
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	830	851,106
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A	4.650%	03/15/25	1,555	1,610,380
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	890	856,525
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	350	231,000

Phillips 66, Gtd. Notes	2.950%	05/01/17	415	429,225
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	1,450	1,643,265
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%	03/15/45	225	232,614

				8,733,026

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	1,160	1,796,088
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	860	1,059,729
Constellation Brands, Inc., Gtd. Notes(a)	4.750%	11/15/24	925	978,188
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	785	828,101

				4,662,106

Gaming — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	800	820,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	1,000	1,012,500

				1,832,500

Healthcare & Pharmaceutical — 1.0%
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	805	830,784
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	1,305	1,360,225
Actavis Funding SCS, Gtd. Notes(a)	4.750%	03/15/45	480	510,171
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	440	502,687
Amgen, Inc., Sr. Unsec’d. Notes(a)	5.150%	11/15/41	1,365	1,572,152
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	6.450%	09/15/37	480	660,295
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.375%	10/08/24	390	405,979
Becton Dickinson & Co., Sr. Unsec’d. Notes(a)	3.734%	12/15/24	805	842,514
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	900	928,125
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	1,235	1,255,841
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	3.500%	02/01/25	1,145	1,207,440
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	5.650%	12/01/41	140	178,358
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	445	457,238
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	900	954,000
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	350	378,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	160	161,977
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%	12/15/15	560	578,008
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	3.500%	03/15/25	2,515	2,629,158
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	4.375%	03/15/35	1,065	1,158,127
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	340	339,725
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	1,105	1,110,226
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	355	357,855
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	340	343,007
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400%	05/06/44	1,010	1,163,223
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	4,385	4,539,957
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	90	93,847

				24,518,919

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%	06/15/36	480	648,139
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,050	1,466,473
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	330	357,706
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	260	281,827
Cigna Corp., Sr. Unsec’d. Notes(a)	5.875%	03/15/41	540	706,872
Cigna Corp., Sr. Unsec’d. Notes	6.150%	11/15/36	640	850,250
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	06/15/17	115	127,372
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%	06/15/37	400	562,547
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	410	584,773

				5,585,959

Insurance — 1.0%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20	480	543,759
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%	06/15/43	125	142,208
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%	07/16/44	1,910	2,050,226
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	910	1,102,297
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%	06/01/20	990	1,137,950
Chubb Corp. (The), Jr. Sub. Notes(a)	6.375%(b)	03/29/67	1,260	1,335,600
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%(b)	12/29/49	375	408,281
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	635	723,595
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	215	275,553
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%	03/15/34	910	1,179,898
Lincoln National Corp., Jr. Sub. Notes(a)	6.050%(b)	04/20/67	250	240,875
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	876	1,130,300
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40	660	913,554
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%	07/01/19	505	635,435
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	165	181,738
MetLife, Inc., Sr. Unsec’d. Notes	5.700%	06/15/35	960	1,217,315
MetLife, Inc., Sr. Unsec’d. Notes	6.375%	06/15/34	85	114,789
MetLife, Inc., Sr. Unsec’d. Notes	6.750%	06/01/16	270	288,166
New York Life Global Funding, Sec’d. Notes, 144A(a)	1.950%	02/11/20	2,225	2,225,389
New York Life Insurance Co., Sub. Notes, 144A	6.750%	11/15/39	650	931,040
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%(b)	10/16/44	1,505	1,631,044
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	350	463,511
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%	04/30/20	640	744,524
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%	06/15/39	695	1,108,383
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42	105	114,515
Progressive Corp. (The), Jr. Sub. Notes	6.700%(b)	06/15/37	715	753,878
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%	01/26/45	570	567,086
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A (original cost $1,428,184; purchased 12/11/09)(c)(d)	6.850%	12/16/39	1,430	1,992,738
Unum Group, Sr. Unsec’d. Notes	5.625%	09/15/20	315	360,566
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%	05/15/15	705	708,687
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%	08/15/19	575	658,472

				25,881,372

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	955	1,036,175
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	490	506,624
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	805	820,074
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	2,700	3,091,270
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	405	406,704

				5,860,847

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	250	322,817
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	35	47,876
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28	1,265	1,714,848
CBS Corp., Gtd. Notes	4.850%	07/01/42	115	121,246
DISH DBS Corp., Gtd. Notes	7.125%	02/01/16	850	882,937
Historic TW, Inc., Gtd. Notes	9.150%	02/01/23	625	863,174
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	750	809,063

Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	175	223,713
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	495	638,833
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	75	104,866
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	50	47,613
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.875%	06/15/43	150	150,141
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	325	365,862

				6,292,989

Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%	09/30/43	700	801,642
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	905	908,801
Newmont Mining Corp., Gtd. Notes	6.250%	10/01/39	15	15,268
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500%	07/27/35	370	422,000

				2,147,711

Non-Captive Finance — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	600	602,814
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	580	749,895
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	3,010	3,516,222
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	1,085	1,560,803
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	230	239,085
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	295	327,450

				6,996,269

Packaging
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	1,000	1,008,750

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(c)(d)	5.400%	11/01/20	275	313,734
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,270	1,507,446
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	460	543,379
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	675	743,824

				3,108,383

Pipelines & Other — 0.3%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A(a)	4.750%	09/30/21	600	556,792
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A(a)	5.350%	03/15/20	1,125	1,098,165
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	610	651,752
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%	03/15/35	200	198,651
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	500	503,133
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	1,055	1,089,052
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	530	585,935
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,140	1,149,122
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	500	575,572
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	130	138,039

				6,546,213

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	1,180	1,252,880
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	959,807
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	903,886
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	144,044

				3,260,617

Real Estate Investment Trusts — 0.2%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	685	791,978
Prologis LP, Gtd. Notes	6.875%	03/15/20	68	80,194
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	550	554,711
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	235	241,762
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	190	197,654
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,925	3,332,479

				5,198,778

Retailers — 0.2%
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750%	02/15/20	1,870	1,864,639
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	170	207,679
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.400%	03/15/45	565	630,842
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	1,300	1,430,000
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	345	452,161
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	300	320,229
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	265	281,346

				5,186,896

Technology — 0.2%
Apple, Inc., Sr. Unsec’d. Notes(a)	3.450%	02/09/45	715	678,706
Microsoft Corp., Sr. Unsec’d. Notes(a)	2.375%	02/12/22	2,465	2,482,799
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	1,105	1,109,261
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	700	759,545
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	455	474,191

				5,504,502

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	6.125%	03/30/40	400	495,924
AT&T Corp., Gtd. Notes	8.000%	11/15/31	18	26,206
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	400	409,612
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	1,133	1,236,461
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(a)	9.625%	12/15/30	350	577,245
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(c)(d)	7.082%	06/01/16	325	344,742
Embarq Corp., Sr. Unsec’d. Notes (original cost $364,974; purchased 05/12/06)(c)(d)	7.995%	06/01/36	365	434,021
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	950	991,800
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	3.500%	11/01/24	1,220	1,248,505
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	1,053	1,102,423
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	2,349	2,437,299
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.522%	09/15/48	1,182	1,176,641
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%	03/15/55	2,288	2,240,733

				12,721,612

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	1,585	1,700,683
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	42	72,890
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	274	484,560
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,680	1,689,588
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	290	354,673

				4,302,394

TOTAL CORPORATE BONDS (cost $260,544,501)				280,797,816

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,879,096
State of California, GO, BABs(a)	7.300%	10/01/39	1,250	1,863,175
State of California, GO, BABs	7.500%	04/01/34	350	523,498
State of California, GO, BABs	7.550%	04/01/39	245	382,514
State of California, GO, BABs	7.625%	03/01/40	205	318,976

				4,967,259

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	565	794,401

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,319,181

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,504,700

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,390,774

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	506,312
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	321,008

				827,320

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	425	560,698

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	505	633,472

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	945	1,270,458

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26	305	361,904

TOTAL MUNICIPAL BONDS (cost $10,004,782)				13,630,167

NON-CORPORATE FOREIGN AGENCIES — 0.8%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,300	1,348,967
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	490	521,850
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	365	417,346
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	695	746,499
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	2.250%	06/24/21	3,295	3,379,487
KFW (Germany), Gov’t. Gtd. Notes, MTN	2.750%	10/01/20	2,645	2,807,329
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	2,634	2,629,570

Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	1,400	1,339,100
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500%	01/30/23	795	776,317
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	425	449,863
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,240	2,458,400
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	513	587,385
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%	12/01/23	350	438,900
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	760	740,954
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,235	1,235,986
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	500	509,464

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $20,181,028)				20,387,417

NON-CORPORATE SOVEREIGNS — 0.5%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	970	950,600
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	1,120	1,154,720
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	442	461,010
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%	03/13/20	870	984,187
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24	750	867,187
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	845	952,737
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%	03/15/22	600	623,100
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	846	888,300
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	490	502,250
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	395	413,763
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200%	01/30/20	475	528,438
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%	10/23/22	1,975	1,977,131
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24	140	155,050
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%	01/22/44	400	511,500
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A(a)	4.125%	02/18/19	200	211,448
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	1,410	1,628,550

TOTAL NON-CORPORATE SOVEREIGNS (cost $12,343,265)				12,809,971

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%	09/25/19	323	330,111
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%	01/25/36	1,476	1,247,366
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.663%(b)	02/25/35	344	333,087
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	2.657%(b)	03/25/35	388	351,003
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.526%(b)	02/25/37	753	731,696

Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1	2.124%(b)	11/25/24	3,514	3,548,652
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.672%(b)	02/25/25	1,422	1,431,732
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.489%(b)	07/25/35	421	421,789
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%	04/25/19	78	79,704
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.545%(b)	02/25/34	448	445,523
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%	03/25/20	221	222,294

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $9,375,449)				9,142,957

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.6%
Federal Home Loan Banks	0.375%	08/28/15	375	375,258
Federal Home Loan Banks(g)	5.500%	07/15/36	950	1,331,988
Federal Home Loan Mortgage Corp.	0.750%	01/12/18	455	454,195
Federal Home Loan Mortgage Corp.	2.125%(b)	06/01/36	297	315,893
Federal Home Loan Mortgage Corp.	2.236%(b)	12/01/35	318	340,067
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	4,140	4,281,162
Federal Home Loan Mortgage Corp.	3.000%	TBA	2,000	2,040,312
Federal Home Loan Mortgage Corp.	3.000%	10/01/28 - 01/01/43	4,114	4,290,143
Federal Home Loan Mortgage Corp.	3.500%	TBA	500	530,859
Federal Home Loan Mortgage Corp.	3.500%	08/01/26	1,441	1,540,311
Federal Home Loan Mortgage Corp.	4.000%	06/01/26 - 12/01/40	4,183	4,488,803
Federal Home Loan Mortgage Corp.	4.500%	02/01/19 - 10/01/41	11,780	12,843,003
Federal Home Loan Mortgage Corp.	5.000%	07/01/18 - 05/01/39	3,594	3,928,822
Federal Home Loan Mortgage Corp.	5.500%	12/01/33 - 07/01/38	3,253	3,655,119
Federal Home Loan Mortgage Corp.	6.000%	03/01/32 - 08/01/39	1,261	1,442,194
Federal Home Loan Mortgage Corp.	6.500%	09/01/16	2	1,587
Federal Home Loan Mortgage Corp.	7.000%	05/01/31 - 10/01/31	317	364,064
Federal National Mortgage Assoc.(a)(h)	1.625%	01/21/20	5,475	5,512,816
Federal National Mortgage Assoc.	1.784%(b)	07/01/33	427	449,741
Federal National Mortgage Assoc.	1.809%(b)	06/01/37	74	74,871
Federal National Mortgage Assoc.	1.875%	02/19/19	175	179,038
Federal National Mortgage Assoc.	1.917%(b)	07/01/37	585	620,044
Federal National Mortgage Assoc.	2.500%	TBA	11,500	11,810,859
Federal National Mortgage Assoc.	2.500%	01/01/28	1,673	1,721,644
Federal National Mortgage Assoc.	2.625%	09/06/24	1,465	1,517,872
Federal National Mortgage Assoc.	3.000%	TBA	5,000	5,088,965
Federal National Mortgage Assoc.	3.000%	TBA	29,000	29,577,168
Federal National Mortgage Assoc.	3.000%	TBA	2,000	2,096,562
Federal National Mortgage Assoc.	3.500%	TBA	500	530,469
Federal National Mortgage Assoc.	3.500%	TBA	7,500	7,860,205
Federal National Mortgage Assoc.	3.500%	TBA	12,500	13,128,906
Federal National Mortgage Assoc.	3.500%	TBA	33,000	34,576,524
Federal National Mortgage Assoc.	3.500%	07/01/27 - 03/01/43	21,370	22,547,347
Federal National Mortgage Assoc.	4.000%	TBA	2,500	2,670,313
Federal National Mortgage Assoc.	4.000%	TBA	23,500	25,086,248
Federal National Mortgage Assoc.	4.500%	TBA	4,000	4,352,814

Federal National Mortgage Assoc.	4.500%	11/01/18 - 03/01/41	8,360	9,182,133
Federal National Mortgage Assoc.	5.000%	TBA	3,500	3,891,836
Federal National Mortgage Assoc.	5.000%	10/01/18 - 05/01/36	2,572	2,846,410
Federal National Mortgage Assoc.	5.500%	03/01/16 - 04/01/37	4,810	5,423,478
Federal National Mortgage Assoc.	6.000%	09/01/17 - 06/01/38	5,531	6,343,655
Federal National Mortgage Assoc.	6.500%	07/01/17 - 01/01/37	2,089	2,410,588
Federal National Mortgage Assoc.	7.000%	02/01/32 - 07/01/32	227	264,637
Federal National Mortgage Assoc.	7.500%	05/01/32	41	43,362
Government National Mortgage Assoc.	3.000%	TBA	2,000	2,059,335
Government National Mortgage Assoc.	3.000%	TBA	2,000	2,058,438
Government National Mortgage Assoc.	3.500%	TBA	10,500	11,048,379
Government National Mortgage Assoc.	3.500%	TBA	500	526,563
Government National Mortgage Assoc.	3.500%	05/20/43 - 01/20/45	6,891	7,264,275
Government National Mortgage Assoc.	4.000%	TBA	10,500	11,187,012
Government National Mortgage Assoc.	4.000%	06/15/40 - 11/20/44	2,477	2,657,055
Government National Mortgage Assoc.	4.500%	TBA	1,000	1,102,531
Government National Mortgage Assoc.	4.500%	01/20/41 - 12/20/44	8,053	8,779,477
Government National Mortgage Assoc.	5.500%	08/15/33 - 04/15/36	2,337	2,654,816
Government National Mortgage Assoc.	6.000%	11/15/23 - 07/15/34	897	1,038,013
Government National Mortgage Assoc.	6.500%	10/15/23 - 09/15/36	1,686	1,974,695
Government National Mortgage Assoc.	8.000%	01/15/24 - 07/15/24	26	27,916
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%	10/30/20	566	591,828
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880%	04/01/36	85	119,098
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.844%	05/16/19	1,230	1,251,139

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $289,265,724)				296,372,855

U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Bonds	2.500%	02/15/45	4,075	4,037,432
U.S. Treasury Bonds	2.875%	05/15/43	2,000	2,130,938
U.S. Treasury Bonds	3.000%	11/15/44	16,595	18,183,191
U.S. Treasury Bonds	3.375%	05/15/44	210	246,012
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	01/15/20	9,323	10,082,512
U.S. Treasury Notes	0.500%	02/28/17	30,405	30,385,997
U.S. Treasury Notes	0.875%	01/15/18	2,295	2,297,332
U.S. Treasury Notes	1.000%	09/30/19	8,000	7,891,872
U.S. Treasury Notes	1.250%	11/30/18	6,845	6,877,623
U.S. Treasury Notes	1.375%	12/31/18 - 03/31/20	15,905	15,934,440
U.S. Treasury Notes	1.500%	12/31/18 - 05/31/19	30,085	30,469,702
U.S. Treasury Notes	1.625%	04/30/19 - 12/31/19	21,600	21,897,566
U.S. Treasury Notes	2.000%	02/15/25	255	256,614
U.S. Treasury Notes	2.875%	03/31/18	8,335	8,821,422
U.S. Treasury Notes	3.125%	05/15/19	1,825	1,963,300
U.S. Treasury Strips Coupon	2.184%(f)	02/15/28	2,115	1,571,142
U.S. Treasury Strips Coupon	2.241%(f)	05/15/28	1,055	777,159

U.S. Treasury Strips Coupon	2.280%(f)	02/15/29	1,055	759,136
U.S. Treasury Strips Coupon	2.363%(f)	08/15/30	6,250	4,303,950
U.S. Treasury Strips Coupon	2.384%(f)	05/15/29	2,175	1,550,742
U.S. Treasury Strips Principal	2.351%(f)	05/15/43	1,180	565,159
U.S. Treasury Strips Principal	3.577%(f)	05/15/44	1,780	832,412

TOTAL U.S. TREASURY OBLIGATIONS (cost $169,312,209)				171,835,653

TOTAL LONG-TERM INVESTMENTS (cost $1,587,439,174)				2,388,436,303

SHORT-TERM INVESTMENTS — 16.5%

			Shares
AFFILIATED MUTUAL FUNDS — 16.1%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $100,129,105)(j)			10,453,802	97,533,971
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $315,660,655; includes $86,914,052 of cash collateral for securities on loan)(j)(k)			315,660,655	315,660,655

TOTAL AFFILIATED MUTUAL FUNDS (cost $415,789,760)				413,194,626

			Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills(g) (cost $10,644,073)	0.110%(i)	09/17/15	10,650	10,645,005

			Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
2 Year U.S. Treasury Note Futures expiring 04/24/15, Strike Price $109.63			51,600	56,438
2 Year U.S. Treasury Note Futures expiring 04/24/15, Strike Price $110.13			51,600	4,031
10 Year U.S. Treasury Note Futures expiring 04/24/15 , Strike Price $127.00			15,800	320,937
10 Year U.S. Treasury Note Futures expiring 04/24/15, Strike Price $133.00			15,800	4,938

TOTAL OPTIONS PURCHASED (cost $237,738)				386,344

TOTAL SHORT-TERM INVESTMENTS (cost $426,671,571)				424,225,975

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 109.8% (cost $2,014,110,745)				2,812,662,278

OPTIONS WRITTEN*
Call Options
2 Year U.S. Treasury Note Futures expiring 04/24/15, Strike Price $109.88	103,200	(32,250)
10 Year U.S. Treasury Note Futures expiring 04/24/15, Strike Price $130.00	31,600	(103,688)

TOTAL OPTIONS WRITTEN (premiums received $123,262)		(135,938)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 109.8% (cost $2,013,987,483)		2,812,526,340
Liabilities in excess of other assets(l) — (9.8)%		(249,928,397)

NET ASSETS — 100.0%		$ 2,562,597,943

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,871,721; cash collateral of $86,914,052 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $6,120,419. The aggregate value of $6,954,400 is approximately 0.3% of net assets.
(d)	Indicates a security or securities that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal re-payments;.non-income producing security. Such securities may be post maturity.
(f)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Rate quoted represents yield-to-maturity as of purchase date.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
221	2 Year U.S. Treasury Notes	Jun. 2015	$48,281,267	$48,433,531	$152,264
328	5 Year U.S. Treasury Notes	Jun. 2015	39,306,840	39,429,187	122,347
46	10 Year U.S. Treasury Notes	Jun. 2015	5,826,912	5,929,688	102,776
87	DAX Index	Jun. 2015	28,284,126	28,088,469	(195,657)
691	DJ Euro STOXX 50	Jun. 2015	26,829,332	26,978,140	148,808
221	IBEX 35 Index	Apr. 2015	26,267,068	27,304,319	1,037,251
13	MSCI EAFE Mini Futures	Jun. 2015	1,169,753	1,189,435	19,682
58	S&P 500 E-Mini Futures	Jun. 2015	5,965,569	5,976,320	10,751
65	S&P 500 Index Futures	Jun. 2015	33,373,847	33,488,000	114,153
34	U.S. Ultra Bonds	Jun. 2015	5,671,306	5,775,750	104,444

					1,616,819

	Short Position:
77	U.S. Long Bonds	Jun. 2015	12,502,827	12,618,375	(115,548)

					$1,501,271

(1)	A U.S. Treasury obligation with a market value of $10,645,005 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency obligation with a market value of $336,502 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swaps agreements:
2,634	05/17/18	0.989%	3 Month LIBOR(1)	$3,910	$—	$3,910	Credit Suisse First Boston Corp.
10,840	03/30/25	2.015%	3 Month LIBOR(1)	(41,766)	—	(41,766)	Barclays Capital Group

				$(37,856)	$—	$(37,856)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Depreciation
Exchange-traded swap agreements:
29,370	10/31/21	1.957%	3 Month LIBOR(1)	$(35,913)	$(391,264)	$(355,351)

(1)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2015(4)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	53,000	$(997,536)	$(958,786)	$38,750

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V8	12/20/16	5.000%	1,163	$68,995	$48,444	$20,551	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V8	12/20/16	5.000%	4,185	248,384	183,385	64,999	Deutsche Bank AG
CDX.NA.HY.17.V8	12/20/16	5.000%	3,023	179,388	129,733	49,655	Deutsche Bank AG

				$496,767	$361,562	$135,205

A U.S. Government Agency obligation with a market value of $1,218,358 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at March 31, 2015.

The Portfolio entered into credit default swap (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 3/31/15
Credit contracts	$173,955
Equity contracts	1,142,311
Interest rate contracts	223,482

Total	$1,539,748

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,247,297,281	$141,904,319	$—
Exchange Traded Fund	1,830,513	—	—
Preferred Stocks	530,400	1,501,563	—
Rights	7,323	—	—
Asset-Backed Securities
Collateralized Debt Obligation	—	367,815	—
Collateralized Loan Obligations	—	43,567,545	2,995,325
Non-Residential Mortgage-Backed Securities	—	23,925,329	—
Residential Mortgage-Backed Securities	—	7,418,484	—
Bank Loans	—	5,927,849	—
Commercial Mortgage-Backed Securities	—	106,185,721	—
Corporate Bonds	—	274,558,863	6,238,953
Municipal Bonds	—	13,630,167	—
Non-Corporate Foreign Agencies	—	20,387,417	—
Non-Corporate Sovereigns	—	12,809,971	—
Residential Mortgage-Backed Securities	—	9,142,957	—
U.S. Government Agency Obligations	—	296,372,855	—
U.S. Treasury Obligations	—	182,480,658	—
Affiliated Mutual Funds	413,194,626	—	—
Options Purchased	386,344	—	—
Options Written	(135,938)	—	—
Other Financial Instruments*
Futures Contracts	1,501,271	—	—
Over-the-counter interest rate swaps	—	(37,856)	—
Exchange-traded interest rate swap	—	(355,351)	—
Exchange-traded credit default swap	—	38,750	—
Over-the-counter credit default swaps	—	496,767	—

Total	$1,664,611,820	$1,140,323,823	$9,234,278

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Diversified Bond Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 89.2%
ASSET-BACKED SECURITIES — 10.9%
COLLATERALIZED LOAN OBLIGATIONS — 4.5%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.703	%(a)	07/15/26	500	$497,369
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.437	%(a)	04/20/25	3,300	3,252,441
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	500	483,811
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, 144A	1.853	%(a)	10/15/26	1,750	1,752,544
Battalion CLO VII Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.657	%(a)	10/22/25	1,300	1,289,530
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.800	%(a)	10/17/26	2,750	2,754,022
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.453	%(a)	07/15/24	900	886,808
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.857	%(a)	10/20/26	1,250	1,251,275
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.540	%(a)	06/20/17	667	666,291
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.733	%(a)	01/15/26	700	696,226
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.403	%(a)	04/17/25	2,600	2,560,226
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	1.716	%(a)	07/27/26	250	249,648
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.685	%(a)	07/15/26	1,500	1,492,010
Flagship CLO VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.727	%(a)	01/20/26	2,500	2,490,215
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.657	%(a)	01/17/26	1,250	1,239,320
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.507	%(a)	07/22/20	645	641,169
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.741	%(a)	03/15/20	1,500	1,494,663
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.393	%(a)	04/15/24	4,200	4,135,734
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.803	%(a)	07/15/26	250	249,798
Magnetite VIII CLO Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.733	%(a)	04/15/26	250	250,104
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.676	%(a)	07/25/26	1,250	1,241,699
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.742	%(a)	11/22/23	500	500,121
OCP CLO Ltd. (Cayman Islands), Series 2013-4A, Class A2, 144A	2.056	%(a)	10/24/25	2,200	2,113,500
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.793	%(a)	10/25/26	4,000	3,998,332
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	700	680,078
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.303	%(a)	04/15/25	7,300	7,167,417
Sound Point VI CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	1.617	%(a)	10/20/26	750	742,605

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.707	%(a)	01/18/26	3,300	3,278,087
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.373	%(a)	07/15/25	300	294,758

					48,349,801

NON-RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.175	%(a)	05/15/34	145	120,073
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	2,121	2,192,833
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	4,600	4,643,603
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	1,227	1,218,007

					8,174,516

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.6%
ABFC Trust, Series 2004-OPT1, Class M1	1.224	%(a)	08/25/33	1,295	1,225,563
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.074	%(a)	09/25/33	1,376	1,289,096
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	400	408,295
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.134	%(a)	09/25/34	950	947,823
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.099	%(a)	10/25/31	411	389,060
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	0.954	%(a)	10/25/34	1,802	1,751,678
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.999	%(a)	05/25/34	1,595	1,520,697
Argent Securities, Inc., Series 2003-W2, Class M4	5.799	%(a)	09/25/33	2,400	2,247,739
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.420	%(a)	06/15/33	1,163	1,108,675
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.225	%(a)	01/15/34	207	198,903
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.074	%(a)	08/25/34	1,781	1,720,672
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.074	%(a)	03/25/34	3,798	3,590,334
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.899	%(a)	04/25/34	1,935	1,765,125
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	3.549	%(a)	03/25/33	189	125,580
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%		03/25/34	1,094	1,125,881
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.424	%(a)	08/25/32	67	58,249
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.985%		07/25/34	559	532,902
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.672	%(a)	02/25/25	1,896	1,908,976
FBR Securitization Trust, Series 2005-2, Class M1	0.894	%(a)	09/25/35	3,442	3,418,367
Fremont Home Loan Trust, Series 2003-B, Class M1	1.224	%(a)	12/25/33	204	193,757
GSAMP Trust, Series 2004-FM1, Class M1	1.149	%(a)	11/25/33	1,874	1,815,952
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.924	%(a)	02/25/34	4,129	3,924,135
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	78	79,704
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	0.954	%(a)	02/25/34	2,067	1,964,585
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.374	%(a)	08/25/35	644	615,622
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.694	%(a)	06/25/35	1,722	1,631,380

Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.374	%(a)	05/25/33		1,165	1,092,812
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.194	%(a)	10/25/33		902	840,856
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.224	%(a)	12/27/33		725	699,832
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.044	%(a)	11/25/34		3,688	3,360,413
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.104	%(a)	06/25/34		2,040	1,973,597
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.089	%(a)	07/25/34		1,607	1,532,643
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.299	%(a)	10/25/33		2,825	2,712,768
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.939	%(a)	02/25/35		3,048	2,824,116
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.374	%(a)	12/25/34		210	208,604
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34		1,000	1,037,608
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.299	%(a)	12/25/32		199	185,137
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.954	%(a)	02/25/34		3,161	2,938,563
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.939	%(a)	02/25/35		76	69,888
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.545	%(a)	02/25/34		1,254	1,247,463
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.879	%(a)	03/25/34		2,297	2,123,791
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.374	%(a)	08/25/34		1,400	1,276,918
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.174	%(a)	07/25/32		795	740,522
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20		340	341,019

						60,765,300

TOTAL ASSET-BACKED SECURITIES (cost $109,722,016)						117,289,617

BANK LOANS(a) — 3.2%
Automotive — 0.1%
Chrysler Group LLC	3.500%		05/24/17		1,338	1,336,614

Chemicals — 0.1%
Axalta Coating Systems US Holdings	3.750%		02/03/20		711	706,610
CeramTec GmbH (Germany)	4.750%		08/30/20	EUR	900	973,943

						1,680,553

Financials — 0.2%
Scandlines GmbH (Germany)	4.500%		11/04/20	EUR	1,675	1,816,379

Foods — 0.1%
Pinnacle Foods Finance LLC	3.000%		04/29/20		697	693,708

Gaming — 0.2%
CCM Merger, Inc.	4.500%		08/06/21		2,319	2,324,672

Healthcare & Pharmaceutical — 1.4%
Alere, Inc.	3.217%		06/30/16		341	340,722
Biomet, Inc., Term Loan	3.755%		07/25/17		2,800	2,795,918
Capsugel Holdings US, Inc.	3.500%		08/01/18		931	928,484
Davita Healthcare Partners, Inc.	3.500%		06/24/21		1,489	1,491,142
Grifols SA	3.269%		02/26/21		1,488	1,486,303
Mallinckrodt International Finance SA	3.500%		03/19/21		1,517	1,515,750
Nima ACQ LLC	3.250%		03/01/21		683	682,829
Ortho Clinical Diagnostics	4.750%		06/30/21		496	491,210
Quintiles Transnational Corp.	3.750%		06/08/18		1,451	1,451,525
RPI Finance Trust (Luxembourg)	3.250%		05/09/18		2,310	2,312,728
Valeant Pharmaceuticals International, Inc.	4.000%		08/31/22		1,150	1,155,031

						14,651,642

Media & Entertainment — 0.1%
CBS Outdoor Americas CAP Co.	3.000%		02/01/21		1,000	994,000

Technology — 0.9%
Avago Technologies Finance Pte Ltd.	3.750%		05/06/21		345	345,925
BMC Software Finance, Inc.	5.000%		09/10/20		496	485,057
First Data Corp.	3.775%		03/26/18		2,411	2,408,377
First Data Corp.	4.174%		03/24/21		183	183,613
Freescale Semiconductor, Inc.	4.250%		02/28/20		1,715	1,718,227
Interactive Data Corp.	4.750%		05/03/21		1,191	1,196,210
RBS WorldPay, Inc. (United Kingdom)	5.750%		11/29/19	GBP	900	1,341,253
TransUnion LLC/TransUnion Financing Corp.	4.000%		04/09/21		198	197,917
Vantiv LLC	2.275%		06/13/19		1,444	1,414,875

						9,291,454

Telecommunications — 0.1%
SBA SNR Fin Li LLC	3.250%		03/24/21		1,141	1,134,649

TOTAL BANK LOANS (cost $34,443,308)						33,923,671

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.2%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	5.317%		09/10/47		258	258,055
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45		334	333,918
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		800	822,683
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.731	%(a)	04/10/49		1,363	1,451,155
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51		58	57,782
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		3,200	3,404,362
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49		235	236,553
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47		3,200	3,357,155
COMM Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48		5,000	5,116,685
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	2,006,986
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46		3,900	4,005,936
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.469	%(a)	02/15/39		970	1,000,526
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.652	%(a)	06/25/20		9,429	610,584
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.463	%(a)	05/25/22		28,694	2,414,731
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.501	%(a)	06/25/22		16,354	1,421,629

FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	0.899	%(a)	10/25/22	11,177	613,329
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.643	%(a)	08/25/16	9,250	147,671
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.777	%(a)	05/25/19	22,988	1,436,037
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.706	%(a)	07/25/19	27,537	1,673,459
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	4,600	4,700,280
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	1,820	1,834,422
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.938	%(a)	02/15/51	489	489,364
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	2,007,786
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	4,600	4,693,697
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	4,600	4,631,045
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	3,200	3,389,699
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(a)	11/15/40	2,100	2,124,740
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	877	884,583
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.837	%(a)	06/12/50	198	198,488
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,700	1,729,357
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	2,300	2,344,926
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	3.968	%(a)	07/15/46	4,800	5,302,589
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	4,000	4,345,496
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	2,635	2,689,688
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,300	2,346,731
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	4,600	4,700,814
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	3,800	3,906,115
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(a)	07/15/42	3,145	3,168,968
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(b)	5.509%		04/15/47	5,150	5,429,727
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.707	%(a)	06/15/49	2,708	2,907,524
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	4,300	4,577,445

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $99,221,235)					98,772,720

CORPORATE BONDS — 49.4%
Aerospace & Defense — 0.3%
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	2,350	2,791,950

Airlines — 0.6%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	2	2,511
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class B	7.373%		12/15/15	394	405,442
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22	1,527	1,720,183
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	448	480,051

Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates., Series 2007-1 Class A	6.821%		08/10/22	1,123	1,317,596
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates., Series 2010-2, Class A	4.950%		05/23/19	546	584,911
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates., Series 2011-1, Class A	5.300%		04/15/19	579	629,301
United Airlines Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22	824	890,457

					6,030,452

Automotive — 1.2%
Chrysler Group LLC, Sec’d. Notes	8.000%		06/15/19	1,000	1,048,750
Ford Motor Co., Sr. Unsec’d. Notes(b)	4.750%		01/15/43	750	820,030
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	4,620	4,641,497
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	2,225	2,263,501
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	375	386,636
General Motors Co., Sr. Unsec’d. Notes(b)	4.875%		10/02/23	1,350	1,461,664
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,885	2,309,242

					12,931,320

Banking — 12.4%
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		02/13/22	3,000	2,925,000
American Express Co., Jr. Sub. Notes	5.200	%(a)	12/31/49	655	664,825
Bank of America Corp., Jr. Sub Notes, Series K	8.000	%(a)	12/29/49	3,500	3,740,625
Bank of America Corp., Sr. Unsec’d. Notes(b)	4.000%		04/01/24	1,150	1,223,273
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,775	2,075,399
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	4,590	5,049,344
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	4,275	4,330,742
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,750	4,015,635
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	1,340	1,381,206
Bank of America NA, Sub. Notes	5.300%		03/15/17	790	843,714
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(b)	3.750%		05/15/24	3,375	3,553,541
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	3,700	3,825,996
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,400	2,490,953
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	2,460	2,636,653
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	700	745,817
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		11/21/17	2,050	2,277,728
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	4,120	6,481,090
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,375	1,712,396
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN(b)	3.625%		09/09/24	1,050	1,085,245
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700%		05/30/24	1,650	1,691,308
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	1,150	1,219,281
Discover Bank, Sub. Notes	7.000%		04/15/20	2,005	2,380,188
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	3,275	3,265,401
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	425	431,188
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	5.750%		01/24/22	4,200	4,902,904
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	1,355	1,523,347
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17	3,195	3,543,044
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,195	2,861,130
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D(b)	6.000%		06/15/20	2,420	2,824,532
Goldman Sachs Group, Inc. (The), Sub. Notes(b)	6.750%		10/01/37	440	577,743
Huntington Bancshares, Inc., Sub. Notes(b)	7.000%		12/15/20	260	315,394
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	%(a)	08/29/49	2,380	2,437,763
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.000%		09/25/15	770	774,924
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,625	1,647,132
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900	%(a)	04/29/49	6,130	6,597,412
JPMorgan Chase & Co., Jr. Sub. Notes, Series X(b)	6.100	%(a)	12/31/49	1,450	1,493,500

JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16		2,245	2,303,269
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22		500	511,354
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20		600	654,296
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	4.400%		07/22/20		5,100	5,601,009
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43		675	809,642
KeyCorp, Sr. Unsec’d. Notes, MTN(b)	5.100%		03/24/21		1,155	1,311,797
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20		2,650	3,084,285
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18		1,125	1,128,266
Morgan Stanley, Jr. Sub. Notes, Series H	5.450	%(a)	12/31/49		975	982,312
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		1,920	2,241,279
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17		4,035	4,316,369
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21		3,830	4,443,053
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19		2,635	2,999,347
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26		750	786,198
Northern Trust Corp., Sub. Notes(b)	3.950%		10/30/25		3,025	3,249,697
People’s United Bank, Sub. Notes	4.000%		07/15/24		550	564,293
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22		1,675	1,706,734
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24		975	1,021,366
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15		625	629,559
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15		950	957,405
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16		525	543,735
State Street Corp., Jr. Sub. Debs.	4.956%		03/15/18		3,025	3,273,189
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19		625	634,939

						133,298,766

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		650	646,744
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		05/02/18		2,740	397,300
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		950	958,924

						2,002,968

Building Materials & Construction — 1.7%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22		2,000	2,070,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $3,116,250; purchased 02/11/15)(e)(f)	5.375%		11/15/24		3,000	3,045,000
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.875%		04/30/19		1,233	1,371,712
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(b)	9.875%		04/30/19		1,360	1,513,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	900	987,559
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%		02/01/23		294	298,456
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,275,000; purchased 06/19/14)(e)(f)	5.250%		06/27/29		1,275	1,029,563
Standard Pacific Corp., Gtd. Notes	6.250%		12/15/21		3,500	3,710,000
Toll Brothers Finance Corp., Gtd. Notes	5.150%		05/15/15		4,695	4,706,737

						18,732,027

Cable — 2.1%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18		210	233,961
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%		01/15/19		2,000	2,080,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.375%		06/01/20		1,100	1,175,625

CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20		1,000	1,045,000
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21		2,225	2,469,750
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		1,610	1,863,607
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		2,825	2,887,156
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		290	314,908
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%	02/15/26		750	1,061,021
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18		2,620	3,010,325
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25		1,475	1,475,000
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20		2,000	2,087,500
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21		1,150	1,237,687
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	1,050	1,632,949

					22,574,489

Capital Goods — 1.8%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(b)	6.500%	07/15/22		1,375	1,464,375
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,098,609; purchased 05/30/13)(e)(f)	6.700%	06/01/34		920	1,181,657
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $996,365; purchased 05/14/13)(e)(f)	7.000%	10/15/37		770	1,038,317
General Electric Co., Sr. Unsec’d. Notes(b)	4.125%	10/09/42		500	527,726
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		740	830,655
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19		1,500	1,548,750
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%	06/15/43		425	518,846
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,022,003; purchased 09/24/12)(e)(f)	2.500%	03/15/16		2,025	2,054,322
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $674,345; purchased 05/08/12)(e)(f)	3.125%	05/11/15		675	676,427
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17		625	627,031
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98		1,100	1,221,212
United Rentals North America, Inc., Gtd. Notes(b)	5.500%	07/15/25		650	662,187
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		2,700	2,953,800
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42		1,675	1,857,808
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,960	2,159,877

					19,322,990

Chemicals — 1.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43		870	930,675
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(b)	5.250%	01/15/45		420	473,250
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41		450	559,393
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43		3,000	3,240,000
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43		675	713,330
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44		700	786,491
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18		380	433,209
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20		300	361,483
Dow Chemical Co. (The), Sr. Unsec’d. Notes(b)	4.625%	10/01/44		125	130,667
Dow Chemical Co. (The), Sr. Unsec’d. Notes(b)	9.400%	05/15/39		1,002	1,658,543
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21		3,550	4,173,202
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750%	09/19/42		1,065	1,152,863
Monsanto Co., Sr. Unsec’d. Notes(b)	4.400%	07/15/44		275	295,736
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33		465	537,655
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43		155	184,064
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%	04/01/23		3,058	3,866,214

					19,496,775

Consumer — 0.2%
Service Corp. International, Sr. Unsec’d. Notes(b)	7.625%		10/01/18	2,000	2,312,500

Electric — 4.0%
AES Corp. (The), Sr. Unsec’d. Notes	5.500%		04/15/25	5,000	4,950,000
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		10/15/17	4,000	4,625,000
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23	550	578,129
Calpine Corp., Sr. Unsec’d. Notes(b)	5.375%		01/15/23	800	800,000
Calpine Corp., Sr. Unsec’d. Notes	5.750%		01/15/25	850	856,375
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	2,500	2,656,250
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	3,775	3,847,219
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	2,325	2,901,544
Enel Finance International NV (Netherlands), Gtd. Notes, 144A(b)	6.000%		10/07/39	1,450	1,760,262
Exelon Corp., Sr. Unsec’d. Notes	4.900%		06/15/15	500	503,942
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(b)	6.200%		10/01/17	1,930	2,137,851
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,900	2,297,906
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.750%		03/15/18	1,800	1,843,364
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	400	450,291
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	1,150	1,396,351
NRG Energy, Inc., Gtd. Notes(b)	6.625%		03/15/23	2,750	2,846,250
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%		06/15/43	1,950	2,182,690
South Carolina Electric & Gas Co., First Mortgage	4.600%		06/15/43	2,025	2,289,149
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650%		05/15/18	1,953	2,170,726
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	1,947	2,121,872

					43,215,171

Energy - Integrated — 0.6%
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250%		11/05/19	1,300	1,325,870
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	870	574,200
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21	1,040	691,288
Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec’d. Notes, RegS	7.250%		12/12/21	1,540	1,023,638
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	510	560,463
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	2,725	2,704,563

					6,880,022

Energy - Other — 1.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(g)	10/10/36	2,000	790,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	3,265	3,632,740
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	340	421,772
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	294,945
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	450	559,737
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,650	1,587,940
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	1,530	1,722,287
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,750	1,983,250
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	1,000	942,500

					11,935,171

Foods — 1.0%
Aramark Corp., Gtd. Notes(b)	5.750%		03/15/20	1,350	1,410,750

B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	2,000	1,997,500
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	705	654,557
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%	05/22/24	775	753,688
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	375	395,130
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	9.000%	02/10/17	1,000	992,500
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250%	01/29/18	1,200	1,239,960
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(b)(e)(f)	7.250%	06/01/21	1,330	1,404,812
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	725	804,750
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	1,000	1,054,906

				10,708,553

Gaming — 0.3%
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.500%	04/15/21	1,550	1,635,250
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(b)	5.500%	03/01/25	2,000	2,025,000

				3,660,250

Healthcare & Pharmaceutical — 3.3%
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	875	903,026
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	1,500	1,563,477
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	525	557,999
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	2,635	3,034,888
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	750	795,000
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	3,400	3,612,500
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%	01/15/19	2,300	2,328,750
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	705	716,897
Gilead Sciences, Inc., Sr. Unsec’d. Notes(b)	5.650%	12/01/41	250	318,497
HCA, Inc., Gtd. Notes(b)	8.000%	10/01/18	2,250	2,607,188
Healthsouth Corp., Gtd. Notes	5.125%	03/15/23	300	305,250
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	240	242,966
LifePoint Hospitals, Inc., Gtd. Notes	6.625%	10/01/20	2,000	2,095,000
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	3.500%	03/15/25	3,435	3,590,918
Medtronic, Inc., Sr. Unsec’d. Notes, 144A	4.375%	03/15/35	1,450	1,576,792
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	2,075	2,234,109
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43	1,550	1,673,926
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	2,600	2,572,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	1,570	1,648,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	2,000	2,107,500
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	6.125%	04/15/25	800	828,000

				35,313,558

Healthcare Insurance — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,900	2,653,618
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	385	417,320
Cigna Corp., Sr. Unsec’d. Notes	4.375%	12/15/20	745	830,745
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17	2,125	2,296,768
Cigna Corp., Sr. Unsec’d. Notes(b)	5.875%	03/15/41	750	981,766
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(b)	4.250%	03/15/43	1,200	1,298,297
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%	06/15/37	760	1,068,839
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	195	278,124

				9,825,477

Hotels, Restaurants & Leisure
Felcor Lodging LP, Sr. Sec’d. Notes	6.750%		06/01/19	100	103,750

Insurance — 3.5%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%		11/15/20	430	487,118
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%		08/01/16	2,475	2,671,456
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,075	1,153,923
American International Group, Inc., Sr. Unsec’d. Notes	5.050%		10/01/15	315	321,696
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	950	1,150,749
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	3,700	4,133,411
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(b)	3.000%		02/11/23	1,850	1,922,307
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(b)	4.500%		02/11/43	1,350	1,523,150
Chubb Corp. (The), Jr. Sub. Notes(b)	6.375	%(a)	03/29/67	1,775	1,881,500
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100	%(a)	10/29/49	515	560,706
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,350	1,720,008
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	500	569,760
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	1,030	1,293,238
Lincoln National Corp., Jr. Sub. Notes(b)	6.050	%(a)	04/20/67	350	337,225
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	1,265	1,750,979
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	1,265	1,591,733
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	350	385,504
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%		06/01/39	1,200	1,968,712
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(a)	10/16/44	2,075	2,248,781
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	500	662,158
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	850	988,821
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	150	163,593
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/37	1,015	1,070,191
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(e)	6.850%		12/16/39	2,310	3,219,038
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	500	572,327
Willis Group Holdings PLC, Gtd. Notes(b)	4.125%		03/15/16	1,280	1,313,316
XLIT Ltd. (Ireland), Jr. Sub. Notes, Series E	6.500	%(a)	10/29/49	1,880	1,663,800

					37,325,200

Lodging — 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,325	1,349,810
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%		03/01/17	2,420	2,468,422

					3,818,232

Media & Entertainment — 2.5%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	460	593,983
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	65	88,912
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,415	1,918,190
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	3,750	4,068,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%		06/01/24	425	434,563
Gannett Co., Inc., Gtd. Notes, 144A	4.875%		09/15/21	475	484,500
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	1,837	2,371,664
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		10/15/20	2,016	2,076,480
Liberty Interactive LLC, Sr. Unsec’d. Notes(b)	8.250%		02/01/30	2,250	2,463,750
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,035	1,141,087
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes, 144A	5.000%		04/15/22	1,500	1,509,375

RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16		4,750	5,153,750
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17		1,440	1,648,937
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $2,461,000; purchased 03/20/15)(e)(f)	7.875%		11/01/20		2,300	2,455,250
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42		95	90,464
Viacom, Inc., Sr. Unsec’d. Notes(b)	4.875%		06/15/43		475	475,446

						26,975,101

Metals — 0.8%
Alcoa, Inc., Sr. Unsec’d. Notes(b)	5.125%		10/01/24		425	454,883
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(b)	5.000%		09/30/43		1,250	1,431,504
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, MTN	6.875%		01/21/18		1,100	1,222,639
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.000%		04/01/17		1,000	985,000
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21		825	838,895
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39		75	76,340
Peabody Energy Corp., Gtd. Notes(b)	6.000%		11/15/18		2,700	2,133,000
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40		990	1,055,439
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35		550	627,297

						8,824,997

Non-Captive Finance — 1.6%
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22		1,350	1,385,437
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19		4,000	4,160,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		675	872,722
General Electric Capital Corp., Sub. Notes(b)	5.300%		02/11/21		1,185	1,368,827
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		295	350,292
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		1,125	1,169,438
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		1,400	1,529,500
OneMain Financial Holdings, Inc., 144A(b)	7.250%		12/15/21		2,375	2,458,125
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	0.989	%(a)	07/03/33		480	432,972
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A (original cost $1,681,739; purchased 03/27/12-12/31/14)(b)(e)(f)	5.875%		09/25/22		1,650	997,707
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		1,075	1,130,766
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A(b)	5.250%		12/15/24		1,235	1,327,625

						17,183,411

Packaging — 0.4%
Greif Luxembourg Finance, Sr. Unsec’d. Notes, MTN	7.375%		07/15/21	EUR	1,470	1,861,169
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		1,815	2,044,144

						3,905,313

Paper — 0.5%
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		675	801,201
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		1,000	1,334,184
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18		1,640	1,937,265
Rock-Tenn Co., Gtd. Notes	4.450%		03/01/19		1,165	1,250,536

						5,323,186

Pipelines & Other — 0.7%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43		1,050	1,138,616
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $451,812; purchased 07/22/14)(e)(f)	6.375%		03/30/38		432	452,352
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44		300	337,265
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20		1,345	1,548,289
ONEOK Partners LP, Gtd. Notes	2.000%		10/01/17		750	747,937

Sempra Energy, Sr. Unsec’d. Notes	6.500%	06/01/16		2,275	2,420,311
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		575	610,591

					7,255,361

Real Estate Investment Trusts — 0.2%
ProLogis LP, Gtd. Notes	6.875%	03/15/20		8	9,435
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		325	338,092
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18		40	45,572
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%	04/01/19		1,685	2,184,097

					2,577,196

Retailers — 0.2%
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		2,200	2,420,000

Software — 0.1%
First Data Corp., Gtd. Notes(b)	12.625%	01/15/21		800	948,000

Technology — 1.9%
Avaya, Inc., Sec’d. Notes, 144A(b)	10.500%	03/01/21		200	170,000
Brightstar Corp., Gtd. Notes, 144A (original cost $2,126,719; purchased 08/06/14)(e)(f)	9.500%	12/01/16		2,000	2,095,000
CDW LLC/CDW Finance Corp., Gtd. Notes(b)	5.000%	09/01/23		1,650	1,674,750
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19		1,222	1,273,935
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20		2,500	2,562,500
First Data Corp., Gtd. Notes	11.250%	01/15/21		1,750	1,990,625
First Data Corp., Sr. Sec’d. Notes, 144A	7.375%	06/15/19		1,000	1,045,000
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		2,050	2,231,937
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(b)	3.750%	06/01/18		1,925	1,963,500
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,161,018
Seagate HDD Cayman, Gtd. Notes	6.875%	05/01/20		465	482,438
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25		1,750	1,774,063
SunGard Data Systems, Inc., Gtd. Notes(b)	7.625%	11/15/20		1,700	1,797,750

					20,222,516

Telecommunications — 2.6%
America Movil SAB de CV (Mexico), Gtd. Notes(b)	6.125%	03/30/40		655	812,076
AT&T Corp., Gtd. Notes	8.000%	11/15/31		103	149,954
AT&T, Inc., Sr. Unsec’d. Notes(b)	4.800%	06/15/44		1,975	2,022,461
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		483	527,106
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,410,409
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		690	759,863
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(b)	9.625%	12/15/30		328	540,961
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23		525	508,594
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	1,400	1,704,802
Embarq Corp., Sr. Unsec’d. Notes (original cost $584,102; purchased 04/22/10)(e)(f)	7.995%	06/01/36		560	665,896
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,343,875
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		1,575	1,807,312
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	772,696
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46		1,679	1,757,804
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		3,362	3,488,378
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.522%	09/15/48		1,799	1,790,843
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%	03/15/55		2,796	2,738,237

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	7.748%	02/02/21	1,300	1,278,810
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	200	209,832
Zayo Group LLC/Zayo Capital, Inc., Sr. Sec’d. Notes	8.125%	01/01/20	2,875	3,040,312

				27,330,221

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	873	1,515,081
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	2,375	2,388,554
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	515	529,315
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	895	1,094,594

				5,527,544

TOTAL CORPORATE BONDS (cost $499,072,181)				530,772,467

FOREIGN AGENCIES — 2.4%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	750	732,598
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	875	931,875
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(b)	4.125%	01/16/25	100	95,738
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	525	488,486
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	790	819,761
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19	1,080	1,160,028
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	975	941,967
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20	475	482,439
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	2,910	3,159,678
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21	600	675,930
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(b)	4.250%	11/02/20	1,750	1,936,007
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21	1,650	1,864,832
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	2,500	2,706,250
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	1,500	1,768,500
Petrobras Global Finance BV (Netherlands), Gtd. Notes	2.000%	05/20/16	1,000	956,500
Petrobras International Finance Co. (Brazil), Gtd. Notes(b)	5.375%	01/27/21	345	312,967
Petroleos Mexicanos (Mexico), Gtd. Notes(b)	3.500%	01/30/23	1,125	1,098,562
Petroleos Mexicanos (Mexico), Gtd. Notes(b)	4.875%	01/24/22	2,100	2,228,625
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	745	843,712
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24	1,000	1,341,250
Westpac Banking Corp. (Australia), Covered, 144A	2.000%	05/21/19	1,395	1,410,218

TOTAL FOREIGN AGENCIES (cost $25,533,963)				25,955,923

MUNICIPAL BONDS — 2.0%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%	10/01/50	1,125	1,671,806
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	2,280	3,398,431
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	725	1,128,086
University of California, Revenue Bonds, BABs	5.770%	05/15/43	1,400	1,799,994

				7,998,317

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50		770	1,082,635

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40		1,380	1,876,773

New Jersey — 0.5%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%	01/01/41		1,175	1,724,841
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs(b)	7.414%	01/01/40		2,050	3,084,635

					4,809,476

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40		695	847,921
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34		450	525,285

					1,373,206

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%	11/15/34		615	811,363

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45		800	1,003,520

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43		1,375	1,848,550

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26		425	504,292

TOTAL MUNICIPAL BONDS (cost $15,298,968)					21,308,132

SOVEREIGNS — 4.9%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	2,200	2,842,197
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		2,000	2,062,000
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	5.800%	07/14/15	JPY	76,200	533,689
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%	07/14/15	JPY	107,100	750,106
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%	08/08/17	JPY	680,000	4,002,841
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		2,020	2,111,708
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		436	487,230

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.000%		01/11/19	EUR	715	906,224
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		776	899,694
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%		07/08/21	EUR	825	933,423
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%		03/13/20		2,245	2,539,656
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d Notes	6.500%		11/01/27	EUR	3,545	6,008,074
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	170,000	1,482,007
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	130,000	1,091,061
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	2,350	2,760,559
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		1,062	1,115,100
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		450	461,250
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		1,115	1,240,437
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	3.975	%(g)	05/31/18		692	659,232
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	850	960,616
Portugal Government International Bond (Portugal), Unsec’d. Notes	5.125%		10/15/24		1,100	1,216,908
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24		800	885,024
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	4.950%		10/25/23	EUR	200	275,127
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.750%		06/14/19	EUR	4,410	5,526,465
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750%		01/20/42		900	1,146,420
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		510	660,450
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		1,600	1,742,000
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24		1,370	1,517,275
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		2,100	2,410,275
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		200	236,500
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	4.125%		02/18/19		300	317,173
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.500%		10/26/22		1,300	1,498,302
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		1,510	1,744,050

TOTAL SOVEREIGNS (cost $55,718,328)						53,023,073

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal Home Loan Mortgage Corp.	5.000%		07/01/19		111	117,558
Federal Home Loan Mortgage Corp.	5.500%		10/01/33 - 06/01/34		1,519	1,719,164
Federal Home Loan Mortgage Corp.	6.000%		11/01/33 - 06/01/34		1,151	1,315,538
Federal Home Loan Mortgage Corp.	6.500%		07/01/32 - 09/01/32		829	973,092
Federal Home Loan Mortgage Corp.	7.000%		10/01/32		110	125,873
Federal National Mortgage Assoc.	4.000%		05/01/19		75	79,408

Federal National Mortgage Assoc.	4.500%	12/01/18 - 02/01/35	545	574,097
Federal National Mortgage Assoc.	5.500%	03/01/17 - 06/01/34	2,268	2,483,836
Federal National Mortgage Assoc.	6.000%	09/01/17 - 11/01/36	2,002	2,301,588
Federal National Mortgage Assoc.	6.500%	07/01/15 - 11/01/33	1,534	1,799,207
Federal National Mortgage Assoc.	7.000%	05/01/32 - 06/01/32	175	202,297
Government National Mortgage Assoc.	5.500%	01/15/33 - 07/15/35	1,892	2,152,615
Government National Mortgage Assoc.	6.000%	12/15/32 - 11/15/34	2,208	2,575,581
Government National Mortgage Assoc.	6.500%	09/15/32 - 11/15/33	1,435	1,653,077
Government National Mortgage Assoc.	7.500%	10/15/25 - 02/15/26	55	65,541

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,234,051)				18,138,472

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds	3.000%	11/15/44	255	279,404
U.S. Treasury Notes	1.500%	01/31/19	10,000	10,129,690
U.S. Treasury Notes(c)	1.500%	05/31/19	28,340	28,645,534
U.S. Treasury Notes	1.750%	09/30/19 - 02/28/22	5,425	5,479,012
U.S. Treasury Notes(b)	2.000%	02/15/25	2,095	2,108,257
U.S. Treasury Notes(h)	3.375%	05/15/44	9,290	10,883,086

TOTAL U.S. TREASURY OBLIGATIONS (cost $56,148,882)				57,524,983

			Shares
PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred) (cost $1,125,000)			45,000	1,193,400

TOTAL LONG-TERM INVESTMENTS (cost $912,517,932)				957,902,458

SHORT-TERM INVESTMENTS — 16.6%
AFFILIATED MUTUAL FUNDS — 16.5%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $105,269,031)(i)			10,770,422	100,488,033
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $76,502,200; includes $72,909,054 of cash collateral for securities on loan)(i)(j)			76,502,200	76,502,200

TOTAL AFFILIATED MUTUAL FUNDS (cost $181,771,231)				176,990,233

	Counterparty	Notional Amount(000)#
OPTIONS PURCHASED*(k) — 0.1%
Call Options — 0.1%
10 Year U.S. Treasury Note Futures, expiring 04/24/15, Strike Price $127.00		34,000	690,625
10 Year U.S. Treasury Note Futures, expiring 04/24/15, Strike Price $133.00		34,000	10,625
Interest Rate Swap Options,
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Barclays Capital Group	54,000	305,331
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	37,340	435,136

			1,441,717

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75		17,250	3,450
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.88		17,250	5,175
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13		17,250	11,644
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25		17,250	17,681

			37,950

TOTAL OPTIONS PURCHASED (cost $1,137,503)			1,479,667

TOTAL SHORT-TERM INVESTMENTS (cost $182,908,734)			178,469,900

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.8% (cost $1,095,426,666)			1,136,372,358

OPTIONS WRITTEN*(k)
Call Option
10 Year U.S. Treasury Note Futures, expiring 04/24/15, Strike Price $130.00		68,000	(223,125)

Put Option
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00		69,000	(31,050)

TOTAL OPTIONS WRITTEN (premiums received $342,440)			(254,175)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.8% (cost $1,095,084,226)			1,136,118,183
Liabilities in excess of other assets(l) — (5.8)%			(62,479,345)

NET ASSETS — 100.0%			$1,073,638,838

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,208,292; cash collateral of $72,909,054 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $17,714,869. The aggregate value of $17,096,303 is approximately 1.6% of net assets.
(g)	Represents zero coupon or step bond. Rate represents yield to maturity at purchase date.

(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
2,054	5 Year U.S. Treasury Notes	Jun. 2015	$245,174,223	$246,913,266	$1,739,043
511	10 Year U.S. Treasury Notes	Jun. 2015	65,310,033	65,871,094	561,061
215	U.S. Ultra Treasury Bonds	Jun. 2015	35,613,519	36,523,125	909,606

					3,209,710

	Short Position:
830	2 Year U.S. Treasury Notes	Jun. 2015	181,841,023	181,899,688	(58,665)

					$3,151,045

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(2)	A U.S. Treasury obligation with a market value of $4,445,782 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Forward foreign currency exchange contracts outstanding at March 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 04/10/15	Citigroup Global Markets	BRL	2,673	$885,449	$835,179	$(50,270)
Canadian Dollar,
Expiring 04/16/15	JPMorgan Chase	CAD	406	325,200	320,462	(4,738)
Euro,
Expiring 04/28/15	Barclays Capital Group	EUR	54	57,148	57,969	821
Expiring 04/28/15	Citigroup Global Markets	EUR	13,427	15,160,533	14,442,440	(718,093)
Expiring 04/28/15	Citigroup Global Markets	EUR	11,504	13,121,700	12,374,499	(747,201)
Expiring 04/28/15	Deutsche Bank AG	EUR	336	375,644	361,440	(14,204)
Expiring 04/28/15	JPMorgan Chase	EUR	285	323,401	306,955	(16,446)
Japanese Yen,
Expiring 04/28/15	Goldman Sachs & Co.	JPY	19,972	166,985	166,602	(383)
Mexican Peso,
Expiring 04/22/15	BNP Paribas	MXN	6,369	424,600	416,891	(7,709)
Expiring 04/22/15	BNP Paribas	MXN	364	24,278	23,809	(469)
Expiring 04/22/15	Citigroup Global Markets	MXN	3,219	215,500	210,717	(4,783)
Expiring 04/22/15	Citigroup Global Markets	MXN	309	19,992	20,239	247
Expiring 04/22/15	Citigroup Global Markets	MXN	237	15,796	15,489	(307)
South African Rand,
Expiring 04/20/15	Citigroup Global Markets	ZAR	1,247	106,200	102,438	(3,762)
Expiring 04/20/15	JPMorgan Chase	ZAR	71	5,726	5,849	123
Turkish Lira,
Expiring 04/20/15	Citigroup Global Markets	TRY	14	5,436	5,491	55

				$31,233,588	$29,666,469	$(1,567,119)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation(1)
Australian Dollar,
Expiring 04/16/15	Citigroup Global Markets	AUD	282	$216,800	$214,522	$2,278
Expiring 04/16/15	JPMorgan Chase	AUD	769	620,531	585,264	35,267
Brazilian Real,
Expiring 07/14/15	Citigroup Global Markets	BRL	1,885	636,900	572,088	64,812
British Pound,
Expiring 04/28/15	UBS AG	GBP	1,895	2,851,359	2,810,232	41,127
Euro,
Expiring 04/28/15	Bank of America	EUR	479	535,200	514,894	20,306
Expiring 04/28/15	BNP Paribas	EUR	8	8,517	8,079	438
Expiring 04/28/15	Citigroup Global Markets	EUR	575	644,700	618,076	26,624
Expiring 04/28/15	JPMorgan Chase	EUR	384	429,800	413,383	16,417
Expiring 04/28/15	JPMorgan Chase	EUR	36,901	41,484,663	39,693,041	1,791,622
Hungarian Forint,
Expiring 04/22/15	Citigroup Global Markets	HUF	219,665	797,700	785,680	12,020
Japanese Yen,
Expiring 04/28/15	Deutsche Bank AG	JPY	46,908	396,950	391,283	5,667
Mexican Peso,
Expiring 04/22/15	Barclays Capital Group	MXN	841	56,378	55,084	1,294
Expiring 04/22/15	Deutsche Bank AG	MXN	9,728	648,400	636,816	11,584
Expiring 04/22/15	JPMorgan Chase	MXN	11,370	771,585	744,259	27,326
Polish Zloty,
Expiring 04/23/15	JPMorgan Chase	PLN	2,314	620,921	610,113	10,808
South African Rand,
Expiring 04/20/15	Toronto Dominion	ZAR	5,394	463,625	443,155	20,470
Turkish Lira,
Expiring 04/20/15	Barclays Capital Group	TRY	1,026	429,800	392,588	37,212
Expiring 04/20/15	Barclays Capital Group	TRY	4,127	1,727,231	1,578,823	148,408
Expiring 04/20/15	Citigroup Global Markets	TRY	20,557	8,794,723	7,864,010	930,713
Expiring 04/20/15	Deutsche Bank AG	TRY	20,557	8,776,589	7,864,011	912,578

				$70,912,372	$66,795,401	$4,116,971

						$2,549,852

Cross currency exchange contracts outstanding at March 31, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation(1)	Counterparty
04/20/15	Buy	EUR	192	ZAR	2,511	$83	Barclays Capital Group

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2015.

Forward rate agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter forward rate agreements:
79,470	04/20/15	2.060%	10 Year CMS(2)	$(48,369)	$—	$(48,369)	JPMorgan Chase
79,470	04/20/15	2.690%	100 Year CMM(1)	44,344	—	44,344	JPMorgan Chase
58,460	04/23/15	2.040%	10 Year CMS(2)	(22,454)	—	(22,454)	Citigroup Global Markets
58,460	04/23/15	2.675%	100 Year CMM(1)	23,150	—	23,150	Citigroup Global Markets
43,060	04/27/15	2.100%	10 Year CMS(2)	(40,966)	—	(40,966)	Citigroup Global Markets
43,060	04/27/15	2.750%	100 Year CMM(1)	48,658	—	48,658	Citigroup Global Markets

				$4,363	$—	$4,363

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	1,270	12/19/32	4.423%	6 Month BBSW(2)	$201,816	$—	$201,816	Barclays Capital Group
AUD	1,620	12/20/32	4.420%	6 Month BBSW(2)	255,808	—	255,808	Citigroup Global Markets
BRL	18,086	01/01/18	11.770%	1 Day Brazil Interbank Rate(2)	(197,506)	—	(197,506)	Deutsche Bank AG
BRL	7,343	01/01/21	12.640%	1 Day Brazil Interbank Rate(2)	33,306	—	33,306	Deutsche Bank AG
BRL	7,360	01/01/21	11.300%	1 Day Brazil Interbank Rate(2)	(193,220)	—	(193,220)	Barclays Capital Group
CLP	610,000	02/25/20	3.910%	1 Day CLP OIS(2)	(2,998)	—	(2,998)	JPMorgan Chase
COP	185,000	02/13/20	5.050%	1 Day COLIBOR OIS(2)	(575)	—	(575)	Deutsche Bank AG
MXN	76,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	195,527	—	195,527	Credit Suisse First Boston Corp.
MXN	73,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	87,945	—	87,945	Deutsche Bank AG
	25,690	11/15/19	1.334%	3 Month LIBOR(1)	37,884	—	37,884	Citigroup Global Markets
ZAR	10,000	09/03/33	8.970%	3 Month JIBAR(2)	67,325	—	67,325	Hong Kong & Shanghai Bank

					$485,312	$—	$485,312

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	2,300	03/07/29	4.743%	6 Month BBSW(2)	$(47,184)	$380,240	$427,424
CAD	13,250	01/09/20	1.710%	3 Month Canadian Banker’s Acceptance(1)	6,637	(263,590)	(270,227)
EUR	8,050	08/04/16	0.078%	1 Day EUROIS(1)	5,812	(30,724)	(36,536)
EUR	6,100	08/01/19	0.346%	1 Day EUROIS(1)	22,626	(132,240)	(154,866)
EUR	5,350	08/04/24	1.054%	1 Day EUROIS(1)	(20,393)	(471,753)	(451,360)
GBP	1,490	11/03/24	1.960%	6 Month GBP LIBOR(1)	5,062	(140,540)	(145,602)
GBP	1,600	01/08/25	1.325%	1 Day GBP OIS(1)	(2,018)	(2,799)	(781)
JPY	115,000	02/26/35	1.194%	6 Month JPY LIBOR(2)	76	8,685	8,609
JPY	250,000	03/03/35	1.149%	6 Month JPY LIBOR(2)	316	1,164	848
MXN	65,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	(10,358)	41,585	51,943
MXN	112,800	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(332)	(4,071)	(3,739)
MXN	70,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(18,776)	72,515	91,291

MXN	48,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(26,001)	122,787	148,788
MXN	38,000	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(5,579)	24,419	29,998
MXN	38,100	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	(274)	(45,852)	(45,578)
MXN	13,900	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	106	18,787	18,681
	5,000	09/30/16	0.711%	6 Month LIBOR(1)	163	(6,094)	(6,257)
	32,800	09/30/16	0.759%	3 Month LIBOR(1)	232	(63,370)	(63,602)
	64,600	02/27/17	0.864%	3 Month LIBOR(1)	295	(101,736)	(102,031)
	32,130	03/11/17	0.966%	3 Month LIBOR(1)	222	(110,189)	(110,411)
	6,815	12/24/17	1.384%	3 Month LIBOR(1)	996	(64,347)	(65,343)
	5,150	02/28/19	1.625%	6 Month LIBOR(1)	174	(58,656)	(58,830)
	19,300	02/28/19	1.806%	3 Month LIBOR(1)	42,047	(353,930)	(395,977)
	7,450	11/06/19	1.753%	6 Month LIBOR(1)	183	(95,657)	(95,840)
	9,010	12/02/19	1.639%	6 Month LIBOR(1)	190	(65,787)	(65,977)
	11,160	03/11/20	1.824%	3 Month LIBOR(1)	195	(160,172)	(160,367)
	16,250	07/31/21	2.290%	3 Month LIBOR(1)	247	(565,829)	(566,076)
	17,000	12/31/21	1.850%	3 Month LIBOR(1)	242	(24,764)	(25,006)
ZAR	20,000	10/22/23	7.625%	3 Month JIBAR(2)	(176)	(1,167)	(991)
ZAR	38,300	11/14/23	8.190%	3 Month JIBAR(2)	(23,918)	109,939	133,857
ZAR	1,800	01/12/25	7.430%	3 Month JIBAR(2)	99	(2,810)	(2,909)
ZAR	14,500	01/13/25	7.440%	3 Month JIBAR(2)	21,198	(21,845)	(43,043)

					$(47,891)	$(2,007,801)	$(1,959,910)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2015(3)	Unrealized Appreciation(6)
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	115,000	$(2,197,415)	$(2,080,385)	$117,030

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	6,510	$386,374	$273,058	$113,316	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	12,555	745,151	573,694	171,457	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	18,135	1,076,328	783,331	292,997	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	11,625	689,954	509,401	180,553	Deutsche Bank AG

				$2,897,807	$2,139,484	$758,323

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2015(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	3,700	0.315%	$ (374,367)	$—	$ (374,367)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	0.341%	(48,027)	124,429	(172,456)	JPMorgan Chase

					$ (422,394)	$124,429	$ (546,823)

A U.S. Treasury obligation with a market value of $4,295,819 has been segregated with Citigroup Global Markets to cover requirements for open exchanged-traded interest rate and credit default swap contracts at March 31, 2015.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2015.

Currency swap agreements outstanding at March 31, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements:
	502	3 Month LIBOR	JPY	50,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$85,948	$—	$85,948
	956	3 Month LIBOR	JPY	93,235	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	179,044	—	179,044
	384	3 Month LIBOR plus 333 bps	JPY	30,000	4.500%	Citigroup Global Markets	06/08/15	125,790	(15,095)	140,885
	1,284	3 Month LIBOR Plus 313 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	422,925	(56,202)	479,127
	278	3 Month LIBOR	EUR	240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	20,970	—	20,970
	1,541	3 Month LIBOR plus 432 bps	JPY	120,000	3.450%	Citigroup Global Markets	03/24/17	600,331	7,475	592,856
	5,882	3 Month LIBOR	JPY	600,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	869,735	—	869,735
TRY	20,000	8.68%		9,749	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(1,712,560)	—	(1,712,560)
TRY	23,640	8.69%		11,376	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(1,884,257)	—	(1,884,257)
	1,157	3 Month LIBOR	EUR	900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	191,067	—	191,067
JPY	265,000	3 Month JPY LIBOR minus 43.35 bps	USD	2,250	3 Month LIBOR	JPMorgan Chase	11/26/16	(41,079)	—	(41,079)
JPY	1,060,000	3 Month JPY LIBOR minus 42.10 bps	USD	8,979	3 Month LIBOR	JPMorgan Chase	11/28/16	(143,131)	—	(143,131)
	13,099	3 Month LIBOR	EUR	11,400	3 Month EURIBOR minus 26.95	JPMorgan Chase	02/17/17	765,109	—	765,109
	2,250	3 Month LIBOR	JPY	265,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	46,384	—	46,384
	8,979	3 Month LIBOR	JPY	1,060,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	142,823	—	142,823

								$(330,901)	$ (63,822)	$(267,079)

Total return swap agreements outstanding at March 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase	01/12/44	6,275	Receive fixed payments on the IFN Index and pay variable payments based on the 1 Month LIBOR	$—	$(102,571)	$102,571
JPMorgan Chase	01/12/44	(5,884)	Pay fixed payments on the IFN Index and receive variable payments based on the 1 Month LIBOR	—	84,870	(84,870)

				$—	$(17,701)	$17,701

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$48,349,801	$—
Non-Residential Mortgage-Backed Securities	—	8,174,516	—
Residential Mortgage-Backed Securities	—	60,765,300	—
Bank Loans	—	33,923,671	—
Commercial Mortgage-Backed Securities	—	98,772,720	—
Corporate Bonds	—	524,309,043	6,463,424
Foreign Agencies	—	25,955,923	—
Municipal Bonds	—	21,308,132	—
Sovereigns	—	53,023,073	—
U.S. Government Agency Obligations	—	18,138,472	—
U.S. Treasury Obligations	—	57,524,983	—
Preferred Stock	1,193,400	—	—
Affiliated Mutual Funds	176,990,233	—	—
Options Purchased	739,200	740,467	—
Options Written	(254,175)	—	—
Other Financial Instruments*
Futures Contracts	3,151,045	—	—
Forward Foreign Currency Exchange Contracts	—	2,549,852	—
Cross Currency Exchange Contracts	—	83	—
Forward Rate Agreements	—	—	4,363
Over-the-counter interest rate swaps	—	485,312	—
Exchange-traded interest rate swaps	—	(1,959,910)	—
Exchange-traded credit default swaps	—	117,030	—
Over-the-counter credit default swaps	—	2,475,413	—
Currency Swap Agreements	—	(330,901)	—
Total Return Swap Agreements	—	—	—

Total	$181,819,703	$954,322,980	$6,467,787

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Forward Rate Agreements
Balance as of 12/31/14	$4,745,724	$6,610,851	$—
Realized gain (loss)	(1,139)	—	—
Change in unrealized appreciation (depreciation)**	(62,693)	31,071	4,363
Purchases	—	—	—
Sales	(3,049,874)	(178,295)	—
Accrued discount/premium	396	(203)	—
Transfer into Level 3	—	—	—
Transfer out of Level 3	(1,632,414)	—	—

Balance as of 03/31/15	$—	$6,463,424	$4,363

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $35,434 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$6,463,424	Market Approach	Single broker indicative quote
Forward Rate Agreements	4,363	Model Pricing	Convexity adjustment and Forward Rate Volatility

	$6,467,787

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$1,632,414	L3 to L2	Single Broker to Multiple Broker Quotes

Equity Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 2.0%
Boeing Co. (The)	526,863	$79,071,599

Airlines — 1.4%
United Continental Holdings, Inc.*	806,840	54,259,990

Auto Components — 1.3%
Lear Corp.	452,799	50,179,185

Automobiles — 1.6%
General Motors Co.	923,660	34,637,250
Tesla Motors, Inc.*(a)	151,223	28,546,366

		63,183,616

Banks — 6.0%
Bank of America Corp.	2,415,132	37,168,881
Citigroup, Inc.	975,066	50,235,400
JPMorgan Chase & Co.	869,336	52,664,375
PNC Financial Services Group, Inc. (The)	451,475	42,095,529
Wells Fargo & Co.	1,093,957	59,511,261

		241,675,446

Biotechnology — 5.1%
Alexion Pharmaceuticals, Inc.*	193,627	33,555,559
Biogen, Inc.*	172,394	72,791,643
Celgene Corp.*	554,214	63,889,790
Gilead Sciences, Inc.*	367,763	36,088,583

		206,325,575

Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)	207,328	38,971,444
Morgan Stanley	1,772,360	63,255,529

		102,226,973

Chemicals — 1.2%
FMC Corp.	593,339	33,968,658
Monsanto Co.	134,042	15,085,086

		49,053,744

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.	2,772,634	32,897,302

Consumer Finance — 1.8%
Capital One Financial Corp.	464,458	36,608,580
SLM Corp.	3,986,175	36,991,704

		73,600,284

Diversified Financial Services — 0.7%
Voya Financial, Inc.	622,810	26,849,339

Electric Utilities — 1.1%
FirstEnergy Corp.	1,224,023	42,914,246

Electrical Equipment — 1.1%
Eaton Corp. PLC	670,542	45,556,623

Electronic Equipment, Instruments & Components — 0.6%
Flextronics International Ltd.*	1,844,886	23,383,930

Energy Equipment & Services — 1.4%
Halliburton Co.	717,100	31,466,348
Schlumberger Ltd.	303,800	25,349,072

		56,815,420

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	342,759	51,926,275
Kroger Co. (The)	339,460	26,023,003

		77,949,278

Food Products — 2.2%
Bunge Ltd.	425,616	35,053,734
Mondelez International, Inc. (Class A Stock)	1,442,360	52,054,772

		87,108,506

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	1,075,377	51,446,036
Marriott International, Inc. (Class A Stock)	540,209	43,389,587
Starbucks Corp.	541,233	51,254,765

		146,090,388

Independent Power & Renewable Electricity Producers — 0.7%
NRG Energy, Inc.	1,056,845	26,621,926

Industrial Conglomerates — 0.6%
Siemens AG (Germany), ADR	221,345	23,949,529

Insurance — 1.7%
MetLife, Inc.	855,760	43,258,668
Travelers Cos., Inc. (The)	223,666	24,185,005

		67,443,673

Internet & Catalog Retail — 3.6%
Amazon.com, Inc.*	184,080	68,496,168
Netflix, Inc.*	73,885	30,787,141
Priceline Group, Inc. (The)*	39,522	46,009,536

		145,292,845

Internet Software & Services — 8.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	487,927	40,615,043
Facebook, Inc. (Class A Stock)*	1,424,115	117,083,615
Google, Inc. (Class A Stock)*	59,210	32,843,787
Google, Inc. (Class C Stock)*	68,929	37,773,092
LendingClub Corp.*(a)	43,935	863,323
LinkedIn Corp. (Class A Stock)*	214,647	53,631,699
Tencent Holdings Ltd. (China)	1,098,372	20,857,994
Twitter Inc*	776,698	38,897,036

		342,565,589

IT Services — 2.9%
FleetCor Technologies, Inc.*	267,564	40,380,759
MasterCard, Inc. (Class A Stock)	879,235	75,957,112

		116,337,871

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	206,378	38,312,012

Machinery — 1.0%
SPX Corp.	478,749	40,645,790

Media — 3.7%
Comcast Corp. (Class A Stock)	852,659	48,149,654
Time Warner, Inc.	240,467	20,305,034
Walt Disney Co. (The)	756,470	79,346,138

		147,800,826

Multiline Retail — 1.3%
Target Corp.	628,113	51,549,234

Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	357,838	37,565,833
Concho Resources, Inc.*	231,601	26,847,188
Marathon Oil Corp.	1,177,401	30,741,940
Noble Energy, Inc.	666,719	32,602,559
Occidental Petroleum Corp.	410,422	29,960,806
Suncor Energy, Inc. (Canada)	1,262,075	36,879,236

		194,597,562

Pharmaceuticals — 10.3%
Actavis PLC*	465,125	138,430,502
Bayer AG (Germany), ADR	310,713	46,689,289
Bristol-Myers Squibb Co.	871,686	56,223,747
Merck & Co., Inc.	771,420	44,341,222
Pfizer, Inc.	921,320	32,052,723
Shire PLC (Ireland), ADR	147,581	35,314,657
Teva Pharmaceutical Industries Ltd. (Israel), ADR	977,319	60,886,974

		413,939,114

Road & Rail — 1.4%
Canadian Pacific Railway Ltd. (Canada)	173,493	31,697,171
Hertz Global Holdings, Inc.*	1,134,552	24,597,087

		56,294,258

Semiconductors & Semiconductor Equipment — 2.2%
Applied Materials, Inc.	3,899,320	87,968,659

Software — 5.8%
Adobe Systems, Inc.*	525,404	38,848,372
Microsoft Corp.	1,148,208	46,680,396
Red Hat, Inc.*	507,601	38,450,776
salesforce.com, Inc.*(a)	860,932	57,518,867
Splunk, Inc.*	471,387	27,906,110
Workday, Inc. (Class A Stock)*(a)	286,207	24,158,733

		233,563,254

Specialty Retail — 1.2%
Inditex SA (Spain), ADR	2,909,759	46,396,107

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	1,223,254	152,209,495
EMC Corp.	1,423,673	36,389,082
Hewlett-Packard Co.	1,418,623	44,204,293
NCR Corp.*	791,732	23,364,011

		256,166,881

Textiles, Apparel & Luxury Goods — 2.6%
Burberry Group PLC (United Kingdom)	1,110,620	28,521,143
NIKE, Inc. (Class B Stock)	757,417	75,991,647

		104,512,790

Wireless Telecommunication Services — 1.6%
SBA Communications Corp. (Class A Stock)*	337,009	39,463,754

Vodafone Group PLC (United Kingdom), ADR	807,774	26,398,054

		65,861,808

TOTAL LONG-TERM INVESTMENTS (cost $2,656,084,846)		3,918,961,172

SHORT-TERM INVESTMENT — 4.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $191,348,943; includes $101,555,850 of cash collateral for securities on loan)(b)(c)	191,348,943	191,348,943

TOTAL INVESTMENTS — 102.6% (cost $2,847,433,789)		4,110,310,115
Liabilities in excess of other assets — (2.6)%		(103,530,479)

NET ASSETS — 100.0%		$4,006,779,636

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,375,485; cash collateral of $101,555,850 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$79,071,599	$—	$—
Airlines	54,259,990	—	—
Auto Components	50,179,185	—	—
Automobiles	63,183,616	—	—
Banks	241,675,446	—	—
Biotechnology	206,325,575	—	—
Capital Markets	102,226,973	—	—
Chemicals	49,053,744	—	—
Communications Equipment	32,897,302	—	—
Consumer Finance	73,600,284	—	—
Diversified Financial Services	26,849,339	—	—
Electric Utilities	42,914,246	—	—
Electrical Equipment	45,556,623	—	—
Electronic Equipment, Instruments & Components	23,383,930	—	—
Energy Equipment & Services	56,815,420	—	—
Food & Staples Retailing	77,949,278	—	—
Food Products	87,108,506	—	—
Hotels, Restaurants & Leisure	146,090,388	—	—
Independent Power & Renewable Electricity Producers	26,621,926	—	—
Industrial Conglomerates	23,949,529	—	—
Insurance	67,443,673	—	—

Internet & Catalog Retail	145,292,845	—	—
Internet Software & Services	321,707,595	20,857,994	—
IT Services	116,337,871	—	—
Life Sciences Tools & Services	38,312,012	—	—
Machinery	40,645,790	—	—
Media	147,800,826	—	—
Multiline Retail	51,549,234	—	—
Oil, Gas & Consumable Fuels	194,597,562	—	—
Pharmaceuticals	413,939,114	—	—
Road & Rail	56,294,258	—	—
Semiconductors & Semiconductor Equipment	87,968,659	—	—
Software	233,563,254	—	—
Specialty Retail	46,396,107	—	—
Technology Hardware, Storage & Peripherals	256,166,881	—	—
Textiles, Apparel & Luxury Goods	75,991,647	28,521,143	—
Wireless Telecommunication Services	65,861,808	—	—
Affiliated Money Market Mutual Fund	191,348,943	—	—

Total	$4,060,930,978	$49,379,137	$—

Flexible Managed Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS — 64.7%
Aerospace & Defense — 1.7%
Airbus Group NV (France)	936	$60,850
BAE Systems PLC (United Kingdom)	155,339	1,203,804
Cobham PLC (United Kingdom)	15,502	69,831
General Dynamics Corp.	139,900	18,988,627
Honeywell International, Inc.	23,300	2,430,423
Huntington Ingalls Industries, Inc.	34,500	4,835,175
Lockheed Martin Corp.	67,600	13,720,096
Northrop Grumman Corp.	95,200	15,323,392
Safran SA (France)	3,677	256,917
United Technologies Corp.	86,100	10,090,920

		66,980,035

Air Freight & Logistics — 0.8%
Deutsche Post AG (Germany)	10,295	320,738
FedEx Corp.	110,400	18,265,680
United Parcel Service, Inc. (Class B Stock)	141,300	13,697,622

		32,284,040

Airlines — 0.6%
Allegiant Travel Co.	5,900	1,134,511
Cathay Pacific Airways Ltd. (Hong Kong)	153,000	354,049
Deutsche Lufthansa AG (Germany)	23,010	322,201
easyJet PLC (United Kingdom)	8,381	233,254
International Consolidated Airlines Group SA (United Kingdom)*	11,080	99,275
Ryanair Holdings PLC (Ireland) ADR	13,500	901,395
Singapore Airlines Ltd. (Singapore)	7,200	62,687
Southwest Airlines Co.	433,900	19,221,770
United Continental Holdings, Inc.*	44,400	2,985,900

		25,315,042

Auto Components — 0.6%
Bridgestone Corp. (Japan)	9,200	368,368
Continental AG (Germany)	842	198,287
Johnson Controls, Inc.	371,600	18,743,504
Koito Manufacturing Co. Ltd. (Japan)	1,400	42,096
NHK Spring Co. Ltd. (Japan)	2,200	22,887
NOK Corp. (Japan)	31,400	944,121
Sumitomo Rubber Industries Ltd. (Japan)	1,800	33,180
Tenneco, Inc.*	41,600	2,388,672
Toyota Industries Corp. (Japan)	4,800	274,545
Valeo SA (France)	1,030	153,629

		23,169,289

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	163	20,299
Daimler AG (Germany)	22,808	2,190,352
Fiat Chrysler Automobiles NV (United Kingdom)*	12,193	197,941
Fuji Heavy Industries Ltd. (Japan)	34,000	1,128,672
Isuzu Motors Ltd. (Japan)	6,000	79,605
Nissan Motor Co. Ltd. (Japan)	26,100	265,451
Peugeot SA (France)*	57,600	962,815
Renault SA (France)	2,590	235,249
Thor Industries, Inc.	91,200	5,764,752
Toyota Motor Corp. (Japan)	38,000	2,652,542
Volkswagen AG (Germany)	404	103,877

		13,601,555

Banks — 3.9%
Aozora Bank Ltd. (Japan)	177,000	627,387
Australia & New Zealand Banking Group Ltd. (Australia)	5,366	149,283
Banco Santander SA (Spain)	209,701	1,571,990
Bank Hapoalim BM (Israel)	206,678	993,782
Bank Leumi Le-Israel BM (Israel)*	70,069	259,835
Bank of America Corp.	2,138,100	32,905,359
Bank of Kyoto Ltd. (The) (Japan)	4,000	41,924
Bank of Queensland Ltd. (Australia)	4,882	51,157
Bank of Yokohama Ltd. (The) (Japan)	16,000	93,706
Chiba Bank Ltd. (The) (Japan)	10,000	73,291
Citigroup, Inc.	282,650	14,562,128
Commonwealth Bank of Australia (Australia)	34,787	2,467,463
Credit Agricole SA (France)	60,134	883,663
DBS Group Holdings Ltd. (Singapore)	19,484	288,906
DNB ASA (Norway)	69,982	1,123,191
Fukuoka Financial Group, Inc. (Japan)	11,000	56,567
Hiroshima Bank Ltd. (The) (Japan)	7,000	37,725
HSBC Holdings PLC (United Kingdom)	201,268	1,715,082
Intesa Sanpaolo SpA (Italy)	9,749	30,279
JPMorgan Chase & Co.	751,594	45,531,564
KBC Groep NV (Belgium)*	3,357	207,470
KeyCorp	1,006,400	14,250,624
Lloyds Banking Group PLC (United Kingdom)*	30,523	35,380
Mitsubishi UFJ Financial Group, Inc. (Japan)	342,400	2,120,625
Mizuho Financial Group, Inc. (Japan)	842,000	1,479,796
National Australia Bank Ltd. (Australia)	57,480	1,682,686
Natixis (France)	48,365	362,281
Oversea-Chinese Banking Corp. Ltd. (Singapore)	64,900	499,757
Raiffeisen Bank International AG (Austria)	1,658	23,041
Regions Financial Corp.	1,359,900	12,851,055
Resona Holdings, Inc. (Japan)	91,200	452,604
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,194	25,608
Societe Generale SA (France)	9,616	464,278
Sumitomo Mitsui Financial Group, Inc. (Japan)	42,900	1,643,267
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	213,000	884,818
Svenska Handelsbanken AB (Sweden) (Class A Stock)	6,864	309,131
United Overseas Bank Ltd. (Singapore)	68,300	1,144,856
Wells Fargo & Co.	172,312	9,373,773
Westpac Banking Corp. (Australia)	8,263	246,990

		151,522,322

Beverages — 1.8%
Anheuser-Busch InBev NV (Belgium)	4,652	568,311
Carlsberg A/S (Denmark) (Class B Stock)	1,443	118,985
Coca-Cola Co. (The)	126,800	5,141,740
Coca-Cola Enterprises, Inc.	155,600	6,877,520
Coca-Cola HBC AG (Switzerland)	18,948	340,844
Diageo PLC (United Kingdom)	34,615	956,558
Heineken Holding NV (Netherlands)	1,401	96,409
Heineken NV (Netherlands)	3,099	236,535
Monster Beverage Corp.*	148,700	20,579,336
PepsiCo, Inc.	377,820	36,127,148
Pernod Ricard SA (France)	2,247	265,688
Remy Cointreau SA (France)	334	24,599

		71,333,673

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc.*	61,700	10,692,610
Amgen, Inc.	147,408	23,563,169
Biogen Idec, Inc.*	69,800	29,472,352
Celgene Corp.*(a)	43,500	5,014,680
Gilead Sciences, Inc.*	207,400	20,352,162

		89,094,973

Building Products — 0.1%
A.O. Smith Corp.	67,000	4,399,220
Asahi Glass Co. Ltd. (Japan)	14,000	91,700
Assa Abloy AB (Sweden) (Class B Stock)	4,574	272,452
Cie de Saint-Gobain (France)	6,192	271,873
Daikin Industries Ltd. (Japan)	4,400	294,158

		5,329,403

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	150,630	1,076,296
Bank of New York Mellon Corp. (The)	376,800	15,162,432
Franklin Resources, Inc.	166,000	8,519,120
Goldman Sachs Group, Inc. (The)	130,300	24,492,491
Macquarie Group Ltd. (Australia)	21,877	1,271,630
Mediobanca SpA (Italy)	8,467	81,008

		50,602,977

Chemicals — 1.6%
Asahi Kasei Corp. (Japan)	26,000	248,290
BASF SE (Germany)	6,856	678,711
Cabot Corp.	87,700	3,946,500
Celanese Corp. Series A	198,200	11,071,452
Daicel Corp. (Japan)	50,000	595,976
EMS-Chemie Holding AG (Switzerland)	112	45,544
K+S AG (Germany)	30,563	995,801
Kuraray Co. Ltd. (Japan)	4,800	64,991
LyondellBasell Industries NV (Netherlands) (Class A Stock)	231,800	20,352,040
Mitsubishi Chemical Holdings Corp. (Japan)	7,400	42,958
Nitto Denko Corp. (Japan)	2,200	146,903
Novozymes A/S (Denmark)	9,067	413,899
Sherwin-Williams Co. (The)	53,700	15,277,650
Sumitomo Chemical Co. Ltd. (Japan)	23,000	118,046
Symrise AG (Germany)	1,691	106,623
Westlake Chemical Corp.	87,500	6,294,750
Yara International ASA (Norway)	19,441	987,076

		61,387,210

Commercial Services & Supplies
Copart, Inc.*	21,600	811,512
Dai Nippon Printing Co. Ltd. (Japan)	6,000	58,279
Secom Co. Ltd. (Japan)	2,200	146,741
Securitas AB (Sweden) (Class B Stock)	3,964	56,909
Societe BIC SA (France)	390	55,563
Toppan Printing Co. Ltd. (Japan)	6,000	46,154

		1,175,158

Communications Equipment — 1.0%
Brocade Communications Systems, Inc.	264,800	3,141,852
Cisco Systems, Inc.	1,089,700	29,993,992
F5 Networks, Inc.*	26,100	2,999,934
Harris Corp.	21,000	1,653,960

		37,789,738

Construction & Engineering — 0.1%
Boskalis Westminster NV (Netherlands)	1,193	58,801
Ferrovial SA (Spain)	47,939	1,019,278
Hochtief AG (Germany)	332	25,122

Obayashi Corp. (Japan)	7,000	45,374
Skanska AB (Sweden) (Class B Stock)	43,572	976,854
Taisei Corp. (Japan)	21,000	118,530

		2,243,959

Construction Materials
HeidelbergCement AG (Germany)	429	33,926
Imerys SA (France)	469	34,412
Vulcan Materials Co.	14,000	1,180,200

		1,248,538

Consumer Finance — 0.2%
Capital One Financial Corp.	55,100	4,342,982
Synchrony Financial*(a)	88,700	2,692,045

		7,035,027

Containers & Packaging — 0.1%
Rock-Tenn Co. (Class A Stock)	50,800	3,276,600

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	289,500	41,780,640
CME Group, Inc.	96,300	9,120,573
Industrivarden AB (Sweden) (Class C Stock)	31,730	595,339
Investment AB Kinnevik (Sweden)	16,127	538,356
Investor AB (Sweden) (Class B Stock)	29,176	1,161,404
ORIX Corp. (Japan)	18,000	252,921

		53,449,233

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	740,747	24,185,390
Belgacom SA (Belgium)	2,100	73,475
BT Group PLC (United Kingdom)	156,956	1,019,871
Deutsche Telekom AG (Germany)	7,170	131,142
Nippon Telegraph & Telephone Corp. (Japan)	19,800	1,222,274
Orange SA (France)	75,897	1,218,868
Telecom Italia SpA (Italy)	1,049,274	986,645
Telecom Italia SpA (Italy)*	913,946	1,070,137
Telefonica SA (Spain)	53,243	757,619
Telstra Corp. Ltd. (Australia)	60,379	289,847
Verizon Communications, Inc.	253,288	12,317,395

		43,272,663

Electric Utilities — 1.0%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	87,000	747,225
Chubu Electric Power Co., Inc. (Japan)	9,000	107,315
Chugoku Electric Power Co., Inc. (The) (Japan)	4,200	54,748
Duke Energy Corp.	48,500	3,723,830
EDP-Energias de Portugal SA (Portugal)	31,305	117,241
Electricite de France (France)	35,867	860,026
Endesa SA (Spain)	31,760	613,120
Entergy Corp.	93,100	7,214,319
Fortum OYJ (Finland)	46,390	971,876
Hokuriku Electric Power Co. (Japan)	1,700	22,495
Kansai Electric Power Co., Inc. (The) (Japan)*	9,900	94,356
Kyushu Electric Power Co., Inc. (Japan)	6,000	58,132
Power Assets Holdings Ltd. (Hong Kong)	18,000	183,741
PPL Corp.	467,200	15,725,952
Red Electrica Corp. SA (Spain)	1,128	91,721
Shikoku Electric Power Co., Inc. (Japan)*	1,800	22,154
Southern Co. (The)	226,200	10,016,136
Tohoku Electric Power Co., Inc. (Japan)	6,400	72,694
Tokyo Electric Power Co., Inc. (Japan)*	20,000	75,699

		40,772,780

Electrical Equipment — 0.7%
Acuity Brands, Inc.	15,800	2,656,928
Eaton Corp. PLC	84,100	5,713,754
Emerson Electric Co.	268,500	15,202,470
Fuji Electric Co. Ltd. (Japan)	6,000	28,308
Mitsubishi Electric Corp. (Japan)	106,000	1,258,377
OSRAM Licht AG (Germany)	19,423	961,492
Vestas Wind Systems A/S (Denmark)	6,088	251,014

		26,072,343

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics, Inc.*	37,600	2,299,240
Citizen Holdings Co. Ltd. (Japan)	2,700	20,694
Hexagon AB (Sweden) (Class B Stock)	14,267	506,551
Hitachi High-Technologies Corp. (Japan)	900	27,389
Hitachi Ltd. (Japan)	56,000	382,472
Hoya Corp. (Japan)	25,600	1,024,879
Ibiden Co. Ltd. (Japan)	1,700	28,658
Ingram Micro, Inc. (Class A Stock)*	159,900	4,016,688
Jabil Circuit, Inc.	289,000	6,756,820
Keyence Corp. (Japan)	700	381,988
Murata Manufacturing Co. Ltd. (Japan)	10,700	1,469,529
Omron Corp. (Japan)	2,700	121,633
TDK Corp. (Japan)	1,700	120,373
Tech Data Corp.*	39,200	2,264,584
Yaskawa Electric Corp. (Japan)	3,200	46,765

		19,468,263

Energy Equipment & Services — 0.8%
Atwood Oceanics, Inc.	188,400	5,295,924
Ensco PLC (Class A Stock)	225,800	4,757,606
National Oilwell Varco, Inc.	173,600	8,678,264
Noble Corp. PLC(a)	874,800	12,492,144
Transocean Ltd.(a)	4,986	71,833

		31,295,771

Food & Staples Retailing — 1.9%
Casino Guichard Perrachon SA (France)	6,336	561,026
Costco Wholesale Corp.	31,700	4,802,391
CVS Health Corp.	177,700	18,340,417
Delhaize Group SA (Belgium)	1,460	131,166
Distribuidora Internacional de Alimentacion SA (Spain)	78,446	612,187
ICA Gruppen AB (Sweden)	6,834	229,071
J. Sainsbury PLC (United Kingdom)	145,840	559,646
Koninklijke Ahold NV (Netherlands)	30,149	594,110
Kroger Co. (The)	255,000	19,548,300
Lawson, Inc. (Japan)	700	48,524
Olam International Ltd. (Singapore)	145,100	209,410
Wal-Mart Stores, Inc.	354,100	29,124,725
Wesfarmers Ltd. (Australia)	15,525	518,440
WM Morrison Supermarkets PLC (United Kingdom)	269,123	769,134

		76,048,547

Food Products — 0.9%
Archer-Daniels-Midland Co.	349,700	16,575,780
Aryzta AG (Switzerland)	2,044	125,303
ConAgra Foods, Inc.	98,300	3,590,899

Golden Agri-Resources Ltd. (Singapore)	268,900	83,213
Lindt & Spruengli AG (Switzerland)	1	63,261
Nestle SA (Switzerland)	44,121	3,322,419
Nippon Meat Packers, Inc. (Japan)	2,000	46,087
Tate & Lyle PLC (United Kingdom)	90,426	801,471
Tyson Foods, Inc. (Class A Stock)	244,200	9,352,860
Unilever NV (United Kingdom)	43,792	1,829,954
Wilmar International Ltd. (Singapore)	405,100	961,700

		36,752,947

Gas Utilities — 0.3%
AGL Resources, Inc.	158,700	7,879,455
Enagas SA (Spain)	7,604	217,435
Snam SpA (Italy)	22,558	109,499
UGI Corp.	69,100	2,251,969

		10,458,358

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	335,500	15,543,715
Baxter International, Inc.	21,700	1,486,450
C.R. Bard, Inc.	89,500	14,977,825
Intuitive Surgical, Inc.*	3,500	1,767,605
Medtronic PLC	181,900	14,186,381

		47,961,976

Health Care Providers & Services — 2.1%
Aetna, Inc.	206,000	21,945,180
Alfresa Holdings Corp. (Japan)	1,900	26,773
Anthem, Inc.	70,800	10,932,228
Cigna Corp.	34,500	4,465,680
Express Scripts Holding Co.*	136,400	11,835,428
Fresenius SE & Co. KGaA (Germany)	5,348	318,828
Medipal Holdings Corp. (Japan)	34,500	449,678
Sonic Healthcare Ltd. (Australia)	65,231	1,013,421
Suzuken Co. Ltd. (Japan)	21,780	663,877
UnitedHealth Group, Inc.	271,500	32,115,735

		83,766,828

Health Care Technology — 0.3%
Cerner Corp.*(a)	142,500	10,439,550

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	184,700	8,836,048
Chipotle Mexican Grill, Inc.*	6,100	3,968,294
Cracker Barrel Old Country Store, Inc.(a)	5,900	897,626
Darden Restaurants, Inc.	16,800	1,164,912
DineEquity, Inc.	9,800	1,048,698
Flight Centre Travel Group Ltd. (Australia)(a)	776	23,356
Marriott Vacations Worldwide Corp.	41,300	3,347,365
McDonald’s Corp.	270,600	26,367,264
Merlin Entertainments PLC (United Kingdom), 144A	25,887	169,479
Oriental Land Co. Ltd. (Japan)	5,600	424,021
Sodexo SA (France)	4,040	394,033
Tatts Group Ltd. (Australia)	209,086	632,564
Tui AG (Germany)	6,076	106,597
Whitbread PLC (United Kingdom)	1,821	141,400
Yum! Brands, Inc.	91,600	7,210,752

		54,732,409

Household Durables — 0.2%
Electrolux AB (Sweden)	14,174	404,929
Helen of Troy Ltd.*	39,100	3,186,259

Panasonic Corp. (Japan)	110,200	1,447,151
Persimmon PLC (United Kingdom)	4,182	103,058
Sony Corp. (Japan)*	53,300	1,425,435

		6,566,832

Household Products — 1.2%
Colgate-Palmolive Co.	81,100	5,623,474
Henkel AG & Co. KGaA (Germany)	10,256	1,058,341
Kimberly-Clark Corp.	64,300	6,887,173
Procter & Gamble Co. (The)	409,405	33,546,646
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	44,420	1,020,721

		48,136,355

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	895,700	11,509,745
Calpine Corp.*	189,600	4,336,152
Electric Power Development Co. Ltd. (Japan)	1,700	57,268

		15,903,165

Industrial Conglomerates — 1.0%
3M Co.	66,600	10,985,670
Danaher Corp.	20,700	1,757,430
General Electric Co.	943,400	23,405,754
Hopewell Holdings Ltd. (Hong Kong)	61,500	230,804
Keppel Corp. Ltd. (Singapore)	16,000	104,833
NWS Holdings Ltd. (Hong Kong)	16,000	26,650
Roper Industries, Inc.	6,400	1,100,800
Siemens AG (Germany)	8,036	869,123

		38,481,064

Insurance — 1.4%
Aflac, Inc.	147,800	9,460,678
Ageas (Belgium)	3,004	107,881
AIA Group Ltd. (Hong Kong)	7,400	46,461
Allianz SE (Germany)	8,051	1,397,782
Allstate Corp. (The)	17,000	1,209,890
American Financial Group, Inc.	38,200	2,450,530
American International Group, Inc.	230,600	12,634,574
Assicurazioni Generali SpA (Italy)	16,044	315,459
AXA SA (France)	62,231	1,566,297
Direct Line Insurance Group PLC (United Kingdom)	97,069	458,066
Genworth Financial, Inc. (Class A Stock)*	629,000	4,597,990
Gjensidige Forsikring ASA (Norway)	3,621	62,478
Hannover Rueck SE (Germany)	3,503	361,980
Legal & General Group PLC (United Kingdom)	324,963	1,338,304
Mapfre SA (Spain)	12,819	46,803
MetLife, Inc.	118,500	5,990,175
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	214	45,985
NN Group NV (Netherlands)*	8,274	234,565
Prudential PLC (United Kingdom)	37,889	940,228
Swiss Life Holding AG (Switzerland)	3,295	814,020
Swiss Re AG (Switzerland)	13,787	1,329,866
Tokio Marine Holdings, Inc. (Japan)	9,600	362,369
Travelers Cos., Inc. (The)	9,600	1,038,048
Tryg A/S (Denmark)	283	33,283
UnipolSai SpA (Italy)	324,685	944,741
Unum Group	251,800	8,493,214

		56,281,667

Internet & Catalog Retail — 0.4%
Liberty Ventures*	65,200	2,739,052
TripAdvisor, Inc.*	132,600	11,028,342

		13,767,394

Internet Software & Services — 1.6%
Google, Inc. (Class A Stock)*	34,000	18,859,800
Google, Inc. (Class C Stock)*	66,500	36,442,000
Mixi, Inc. (Japan)	400	16,170
United Internet AG (Germany)	3,843	174,430
Yahoo!, Inc.*	179,200	7,962,752

		63,455,152

IT Services — 1.6%
Amadeus IT Holding SA (Spain) (Class A Stock)	5,927	254,013
Booz Allen Hamilton Holding Corp.	93,700	2,711,678
Broadridge Financial Solutions, Inc.	81,100	4,461,311
Cap Gemini SA (France)	11,638	954,796
DST Systems, Inc.	55,400	6,133,334
Fiserv, Inc.*	124,600	9,893,240
International Business Machines Corp.	41,100	6,596,550
Leidos Holdings, Inc.	21,500	902,140
MasterCard, Inc. (Class A Stock)	66,000	5,701,740
MAXIMUS, Inc.	56,600	3,778,616
Syntel, Inc.*	34,600	1,789,858
Visa, Inc. (Class A Stock)(a)	312,800	20,460,248

		63,637,524

Leisure Products — 0.2%
Brunswick Corp.	64,700	3,328,815
Polaris Industries, Inc.(a)	22,900	3,231,190
Sankyo Co. Ltd. (Japan)	500	17,758

		6,577,763

Life Sciences Tools & Services
Lonza Group AG (Switzerland)	8,284	1,031,342
QIAGEN NV*	3,279	82,284

		1,113,626

Machinery — 0.6%
Amada Co. Ltd. (Japan)	3,800	36,597
ANDRITZ AG (Austria)	15,697	937,219
Atlas Copco AB (Sweden) (Class B Stock)	5,234	154,557
FANUC Corp. (Japan)	2,700	589,447
Kawasaki Heavy Industries Ltd. (Japan)	20,000	100,900
Komatsu Ltd. (Japan)	12,900	252,875
Kubota Corp. (Japan)	16,000	252,782
Lincoln Electric Holdings, Inc.	40,600	2,654,834
MAN SE (Germany)	2,771	291,699
Minebea Co. Ltd. (Japan)	63,000	990,892
NSK Ltd. (Japan)	12,000	175,147
Parker Hannifin Corp.	116,500	13,837,870
SMC Corp. (Japan)	700	208,435
Sumitomo Heavy Industries Ltd. (Japan)	172,000	1,125,620
THK Co. Ltd. (Japan)	1,200	30,493
Wartsila OYJ Abp (Finland)	1,616	71,476
Yangzijiang Shipbuilding Holdings Ltd. (China)	236,600	217,527

		21,928,370

Marine
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	54	109,655
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	93	194,391

Kuehne + Nagel International AG (Switzerland)	735	109,127
Mitsui OSK Lines Ltd. (Japan)	49,000	166,192
Nippon Yusen K.K. (Japan)	334,000	960,829

		1,540,194

Media — 2.0%
Altice SA (Luxembourg)*	1,170	126,873
Axel Springer SE (Germany)	555	32,757
Comcast Corp. (Class A Stock)	361,473	20,412,380
DIRECTV*	187,800	15,981,780
Discovery Communications, Inc. (Class C Stock)*	246,000	7,250,850
Hakuhodo DY Holdings, Inc. (Japan)	2,400	25,515
ITV PLC (United Kingdom)	48,226	180,560
JCDecaux SA (France)	909	30,609
Numericable-SFR SAS (France)*	1,364	74,417
Publicis Groupe SA (France)	8,049	621,031
Reed Elsevier NV (United Kingdom)	1,720	42,858
RTL Group SA (Germany)	540	51,926
Sky PLC (United Kingdom)	14,063	206,894
Vivendi SA (France)	1,656	41,115
Walt Disney Co. (The)	307,400	32,243,186
Wolters Kluwer NV (Netherlands)	5,359	174,996
WPP PLC (United Kingdom)	18,099	411,038

		77,908,785

Metals & Mining — 0.3%
Anglo American PLC (United Kingdom)	12,442	185,820
Antofagasta PLC (United Kingdom)	5,361	57,996
BHP Billiton Ltd. (Australia)	43,649	1,014,578
BHP Billiton PLC (Australia)	28,976	635,885
Boliden AB (Sweden)	3,633	71,968
Century Aluminum Co.*(a)	180,000	2,484,000
Fortescue Metals Group Ltd. (Australia)(a)	512,601	758,802
Hitachi Metals Ltd. (Japan)	3,000	45,980
JFE Holdings, Inc. (Japan)	6,800	150,097
Kobe Steel Ltd. (Japan)	551,000	1,016,273
Mitsubishi Materials Corp. (Japan)	16,000	53,764
Nippon Steel & Sumitomo Metal Corp. (Japan)	205,000	515,453
Rio Tinto Ltd. (United Kingdom)	6,012	260,500
Rio Tinto PLC (United Kingdom)	38,040	1,568,644
Sumitomo Metal Mining Co. Ltd. (Japan)	7,000	102,310
Voestalpine AG (Austria)	10,832	396,234
Worthington Industries, Inc.	40,200	1,069,722

		10,388,026

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	6,971	80,704
Consolidated Edison, Inc.	28,000	1,708,000
E.ON SE (Germany)	27,692	411,749
National Grid PLC (United Kingdom)	88,696	1,140,275
Public Service Enterprise Group, Inc.	386,300	16,193,696
Vectren Corp.	38,500	1,699,390

		21,233,814

Multiline Retail — 0.6%
Dillard’s, Inc. (Class A Stock)	33,200	4,532,132
Macy’s, Inc.	15,000	973,650
Next PLC (United Kingdom)	2,090	217,356
Target Corp.	239,600	19,663,972

		25,387,110

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	44,100	3,651,921
BP PLC (United Kingdom)	152,710	989,887
Chevron Corp.	73,856	7,753,403
Delek US Holdings, Inc.	45,900	1,824,525
Eni SpA (Italy)	32,382	560,470
EQT Corp.	162,100	13,433,227
Exxon Mobil Corp.	575,116	48,884,860
HollyFrontier Corp.	178,700	7,196,249
Marathon Petroleum Corp.	160,400	16,423,356
Neste Oil OYJ (Finland)	1,749	45,894
ONEOK, Inc.	300,400	14,491,296
PDC Energy, Inc.*	35,800	1,934,632
Phillips 66	271,400	21,332,040
Repsol SA (Spain)	28,865	537,330
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	83,842	2,493,206
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	59,531	1,854,401
Showa Shell Sekiyu K.K. (Japan)	2,000	18,267
Statoil ASA (Norway)	15,692	277,457
Targa Resources Corp.	44,600	4,272,234
Total SA (France)	46,247	2,298,791
Valero Energy Corp.	320,100	20,364,762
Western Refining, Inc.	117,500	5,803,325
Woodside Petroleum Ltd. (Australia)	11,112	291,122
World Fuel Services Corp.	82,200	4,724,856

		181,457,511

Paper & Forest Products
Oji Holdings Corp. (Japan)	11,000	45,007
UPM-Kymmene OYJ (Finland)	57,326	1,113,665

		1,158,672

Pharmaceuticals — 4.1%
AbbVie, Inc.	424,100	24,826,814
AstraZeneca PLC (United Kingdom)	4,679	321,064
Bayer AG (Germany)	7,248	1,084,412
Bristol-Myers Squibb Co.	248,100	16,002,450
Eli Lilly & Co.	22,300	1,620,095
GlaxoSmithKline PLC (United Kingdom)	103,572	2,384,211
Johnson & Johnson	455,198	45,792,919
Merck & Co., Inc.	485,400	27,900,792
Merck KGaA (Germany)	1,787	199,996
Novartis AG (Switzerland)	41,039	4,050,569
Novo Nordisk A/S (Denmark) (Class B Stock)	32,096	1,713,406
Otsuka Holdings Co. Ltd. (Japan)	33,300	1,041,746
Pfizer, Inc.	803,997	27,971,056
Roche Holding AG (Switzerland)	9,640	2,648,996
Sanofi (France)	16,171	1,597,026
Shire PLC (Ireland)	4,128	329,096
Teva Pharmaceutical Industries Ltd. (Israel)	26,436	1,652,178

		161,136,826

Professional Services
Adecco SA (Switzerland)	10,515	874,044

Real Estate Investment Trusts (REITs) — 1.8%
Annaly Capital Management, Inc.	1,133,500	11,788,400
CapitaCommercial Trust (Singapore)	28,300	36,428
Chambers Street Properties	252,700	1,991,276

Crown Castle International Corp.	183,700	15,162,598
Dexus Property Group (Australia)	12,322	70,939
Federation Centres Ltd. (Australia)	325,806	752,064
Franklin Street Properties Corp.	89,800	1,151,236
Goodman Group (Australia)	16,039	77,230
GPT Group (Australia)	23,181	80,516
Hospitality Properties Trust	198,800	6,558,412
Host Hotels & Resorts, Inc.(a)	169,600	3,422,528
Intu Properties PLC (United Kingdom)	186,705	962,554
Invesco Mortgage Capital, Inc.	198,000	3,074,940
Klepierre (France)	9,490	466,015
Land Securities Group PLC (United Kingdom)	24,862	461,568
Link REIT (The) (Hong Kong)	177,500	1,095,030
Prologis, Inc.	165,900	7,226,604
Scentre Group (Australia)	74,785	212,452
Simon Property Group, Inc.	72,400	14,164,336
WP Carey, Inc.	16,200	1,101,600

		69,856,726

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	354,400	13,718,824
CK Hutchison Holdings Ltd. (Hong Kong)	19,000	388,180
Daiwa House Industry Co. Ltd. (Japan)	8,200	161,624
Deutsche Wohnen AG (Germany)	13,664	349,479
Henderson Land Development Co. Ltd. (Hong Kong)	104,100	731,309
Hysan Development Co. Ltd. (Hong Kong)	104,000	455,863
Jones Lang LaSalle, Inc.	39,200	6,679,680
Kerry Properties Ltd. (Hong Kong)	7,000	24,299
Lend Lease Group (Australia)	79,067	998,662
New World Development Co. Ltd. (Hong Kong)	342,000	396,495
Sino Land Co. Ltd. (Hong Kong)	42,000	68,487
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	9,000	122,512
Swire Properties Ltd. (Hong Kong)	16,200	52,615
Wheelock & Co. Ltd. (Hong Kong)	13,000	66,431

		24,214,460

Road & Rail — 0.8%
Asciano Ltd. (Australia)	10,266	49,369
Aurizon Holdings Ltd. (Australia)	20,678	76,110
Central Japan Railway Co. (Japan)	2,000	361,439
ComfortDelGro Corp. Ltd. (Singapore)	21,000	44,239
CSX Corp.	141,400	4,683,168
MTR Corp. Ltd. (Hong Kong)	20,500	97,504
Nippon Express Co. Ltd. (Japan)	11,000	61,461
Union Pacific Corp.	221,900	24,033,989
West Japan Railway Co. (Japan)	2,300	120,590

		29,527,869

Semiconductors & Semiconductor Equipment — 1.9%
Advantest Corp. (Japan)	2,300	28,997
ARM Holdings PLC (United Kingdom)	18,987	308,372
Avago Technologies Ltd. (Singapore)	65,900	8,367,982
Infineon Technologies AG (Germany)	2,778	33,050
Integrated Device Technology, Inc.*	69,600	1,393,392
Intel Corp.	1,143,700	35,763,499
Rohm Co. Ltd. (Japan)	1,400	95,666
Skyworks Solutions, Inc.	59,600	5,858,084
Texas Instruments, Inc.	415,700	23,771,804
Tokyo Electron Ltd. (Japan)	2,400	166,473

		75,787,319

Software — 2.5%
Aspen Technology, Inc.*	22,800	877,572
Manhattan Associates, Inc.*	59,900	3,031,539
Microsoft Corp.	1,464,400	59,535,182
Nexon Co. Ltd. (Japan)	33,700	358,874
Oracle Corp.	420,100	18,127,315
SolarWinds, Inc.*	31,100	1,593,564
Symantec Corp.	555,400	12,976,921
Synopsys, Inc.*	20,500	949,560

		97,450,527

Specialty Retail — 1.4%
AutoNation, Inc.*	81,900	5,268,627
Dixons Carphone PLC (United Kingdom)	151,152	924,417
Express, Inc.*	65,400	1,081,062
Fast Retailing Co. Ltd. (Japan)	700	270,661
Finish Line, Inc. (The) (Class A Stock)	32,800	804,256
Foot Locker, Inc.	18,600	1,171,800
Gap, Inc. (The)	146,300	6,339,179
Lowe’s Cos., Inc.	235,800	17,541,162
Ross Stores, Inc.	187,500	19,755,000
Ulta Salon Cosmetics & Fragrance, Inc.*	25,100	3,786,335

		56,942,499

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	820,500	102,094,815
Brother Industries Ltd. (Japan)	28,300	449,627
EMC Corp.	159,400	4,074,264
FUJIFILM Holdings Corp. (Japan)	33,500	1,191,815
Hewlett-Packard Co.	711,400	22,167,224
NEC Corp. (Japan)	36,000	105,747
Western Digital Corp.	58,800	5,351,388

		135,434,880

Textiles, Apparel & Luxury Goods — 0.6%
Luxottica Group SpA (Italy)	17,404	1,102,290
LVMH Moet Hennessy Louis Vuitton SE (France)	3,742	658,526
Michael Kors Holdings Ltd.*	220,500	14,497,875
Pandora A/S (Denmark)	8,109	738,285
PVH Corp.	63,500	6,766,560
Swatch Group AG (The) (Switzerland)	680	56,993

		23,820,529

Tobacco — 0.8%
Altria Group, Inc.	490,000	24,509,800
British American Tobacco PLC (United Kingdom)	9,083	470,352
Imperial Tobacco Group PLC (United Kingdom)	35,070	1,538,383
Japan Tobacco, Inc. (Japan)	42,700	1,349,955
Philip Morris International, Inc.	51,500	3,879,495
Reynolds American, Inc.	22,600	1,557,366

		33,305,351

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	59,328	951,486
Bunzl PLC (United Kingdom)	4,566	123,790
ITOCHU Corp. (Japan)	21,800	235,917
Mitsubishi Corp. (Japan)	10,600	212,995
Mitsui & Co. Ltd. (Japan)	23,400	313,377

Sumitomo Corp. (Japan)				15,700	167,534
United Rentals, Inc.*(a)				34,900	3,181,484
Wolseley PLC (United Kingdom)				3,712	219,395

					5,405,978

Transportation Infrastructure
Hutchison Port Holdings Trust (Singapore)				61,000	42,395

Water Utilities
Severn Trent PLC (United Kingdom)				21,263	648,147

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)				31,500	711,665
Vodafone Group PLC (United Kingdom)				357,141	1,168,676

					1,880,341

TOTAL COMMON STOCKS (cost $1,987,604,820)					2,549,132,122

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund(a) (cost $2,292,415)				37,500	2,406,375

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)				735	67,888
Volkswagen AG (Germany) (PRFC)				5,441	1,442,961

					1,510,849

Banks
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(b)				22,000	583,440
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)				2,460	288,954

TOTAL PREFERRED STOCKS (cost $2,144,901)					2,383,243

				Units
RIGHTS*
Diversified Telecommunication Services
Telefonica SA (Spain), expiring 4/12/15 (cost $0)				53,243	8,588

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.6%
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.516	%(b)	04/25/19	448	441,378

Collateralized Loan Obligations — 1.7%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.437	%(b)	04/20/25	2,550	2,513,250
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	500	483,811
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.975	%(b)	05/15/20	3,900	3,925,245

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.444	%(b)	07/13/25	2,700	2,660,160
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.756	%(b)	04/28/26	1,500	1,495,716
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.853	%(b)	10/15/26	2,500	2,503,634
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	1.817	%(b)	04/18/27	250	250,000
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.796	%(b)	10/15/26	750	749,018
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.800	%(b)	10/17/26	250	250,366
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.791	%(b)	04/18/27	1,250	1,248,125
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.453	%(b)	07/15/24	1,200	1,182,411
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.403	%(b)	04/17/25	2,100	2,067,875
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.807	%(b)	04/20/26	2,200	2,197,522
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.057	%(b)	04/20/26	450	434,825
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.767	%(b)	10/18/26	500	498,410
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.727	%(b)	01/20/26	2,300	2,290,998
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.657	%(b)	01/17/26	500	495,728
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.507	%(b)	07/22/20	387	384,701
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.741	%(b)	03/15/20	1,000	996,442
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.704	%(b)	10/15/26	1,250	1,244,327
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.025	%(b)	06/15/18	5,500	5,501,067
HLM, Series 2015-15, Class 6A, 144A	1.000	%(b)	05/05/27	250	249,075
ICG U.S. CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320%		01/25/27	1,000	1,000,274
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.393	%(b)	04/15/24	1,850	1,821,692
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.847	%(b)	05/15/26	300	300,278
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.757	%(b)	04/18/26	750	747,848
Magnetite CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.676	%(b)	07/25/26	3,750	3,725,097
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.733	%(b)	04/15/26	5,300	5,302,209
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.693	%(b)	01/18/27	500	497,129
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.722	%(b)	05/18/23	600	599,371
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12AR, Class BR, 144A	2.356	%(b)	07/25/23	250	247,593
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.723	%(b)	04/15/26	500	497,964
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.407	%(b)	07/22/25	1,200	1,180,258

Race Point V CLO Ltd. (Cayman Islands), Series 2011-5AR, Class AR, 144A	1.571	%(b)	12/15/22	463	459,520
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.482	%(b)	02/20/25	250	247,150
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.737	%(b)	07/17/26	800	799,614
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	502,750
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.303	%(b)	04/15/25	3,200	3,141,881
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.907	%(b)	08/17/22	500	503,710
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.957	%(b)	10/20/23	1,100	1,108,308
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	1,085	1,077,468
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.863	%(b)	01/22/27	2,250	2,243,111
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761	%(b)	04/20/27	250	249,625
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.373	%(b)	07/15/25	2,700	2,652,825
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.885	%(b)	04/20/26	3,000	2,988,522
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.757	%(b)	04/20/26	1,850	1,844,636
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	495,372

					67,856,911

Non-Residential Mortgage-Backed Securities — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,700	1,699,821
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	6,000	6,044,418
Ford Credit Auto Owner Trust, Series 2014-REV1, Class A, 144A	2.260%		11/15/25	2,000	2,037,074
Ford Credit Auto Owner Trust, Series 2014-REV2, Class A, 144A	2.310%		04/15/26	3,200	3,259,802
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	3,495	3,528,129

					16,569,244

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.824	%(b)	03/25/33	234	221,170
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.996	%(b)	07/25/35	302	290,479
CSMC, Series 2015-3R, Class 10A1, 144A	2.159	%(b)	10/29/47	6,000	5,959,800
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.985	%(b)	07/25/34	341	324,817
GSAMP Trust, Series 2004-HE2, Class A3C	1.334	%(b)	09/25/34	674	657,299
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.969	%(b)	06/25/34	628	605,481
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.176	%(b)	03/01/20	4,000	3,970,328
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.374	%(b)	05/25/33	391	366,715
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.119	%(b)	06/25/34	860	806,265

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.224	%(b)	12/27/33	725	699,832
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.074	%(b)	07/25/32	356	340,519
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.449	%(b)	09/25/32	452	445,190
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.939	%(b)	02/25/34	778	730,793
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	3,334	3,362,168

					18,780,856

TOTAL ASSET-BACKED SECURITIES (cost $103,205,442)					103,648,389

BANK LOANS(b) — 0.2%
Automotive
Schaeffler AG	4.250%		05/15/20	750	754,687

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/07/20	855	853,503

Foods
ARAMARK Corp.	3.250%		09/07/19	534	534,300

Healthcare & Pharmaceutical — 0.1%
Biomet, Inc.	3.755%		07/25/17	1,000	998,542
Grifols Worldwide Operations USA, Inc.	3.269%		02/26/21	248	247,160
RPI Finance Trust (Luxembourg)	3.250%		11/09/18	1,035	1,035,834

					2,281,536

Technology — 0.1%
Avago Technologies Finance Pte Ltd.	3.750%		05/06/21	950	951,293
First Data Corp.	3.775%		03/26/18	1,134	1,133,048
TransUnion LLC	4.000%		04/09/21	495	494,794

					2,579,135

TOTAL BANK LOANS (cost $6,945,460)					7,003,161

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	255	260,614
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,772	1,496,839
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.663	%(b)	02/25/35	376	364,176
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.657	%(b)	03/25/35	321	290,163
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.526	%(b)	02/25/37	780	757,828
Fannie Mae Connecticut Avenue Securities, Series 2014-CO4, Class 1M1	2.124	%(b)	11/25/24	4,393	4,435,815
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.672	%(b)	02/25/25	1,706	1,718,078
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.489	%(b)	07/25/35	455	455,241
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	78	79,704
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.545	%(b)	02/25/34	358	356,418
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	113	113,673

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $10,454,392)					10,328,549

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,900	3,950,692
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.536	%(b)	04/10/49	5,292	5,633,897
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.560	%(b)	04/10/49	1,500	1,518,831
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	45	45,375
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.703	%(b)	12/10/49	1,000	1,081,792
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,121,217
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,750	2,925,623
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	2,800	2,934,462
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,067	1,119,635
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,003,493
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	1,700	1,746,177
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,804,339
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224	%(b)	04/10/37	6,856	6,906,634
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(b)	04/10/37	4,500	4,567,842
Commercial Mortgage Trust, Series 2014-CCRE20, Class A3	3.326%		11/10/47	5,000	5,214,700
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,800	2,976,406
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,300	2,378,602
Commercial Mortgage Trust, Series 2015-3BP, Class A, 144A	3.178%		02/10/35	5,300	5,424,773
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.469	%(b)	02/15/39	2,639	2,691,753
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.469	%(b)	02/15/39	640	660,141
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513	%(b)	12/25/23	2,515	2,722,035
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,660,380
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	2,000	2,026,414
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.463	%(b)	05/25/22	25,290	2,128,237
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.501	%(b)	06/25/22	7,149	621,431
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(b)	02/25/23	5,800	6,235,911
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(b)	07/25/23	2,400	2,611,044
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.643	%(b)	08/25/16	5,846	93,328

FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.777	%(b)	05/25/19	19,565	1,222,159
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.706	%(b)	07/25/19	20,653	1,255,094
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.322	%(b)	11/10/45	2,585	2,613,006
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.271	%(b)	03/10/44	1,967	2,007,208
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	5.553	%(b)	04/10/38	781	784,779
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	4,000	4,095,720
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,400	1,474,722
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	6,000	6,042,534
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	1,000	1,001,491
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(b)	10/15/42	1,270	1,280,063
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	895	911,903
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,936	2,003,038
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,706,618
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	3,979,439
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	2,700	2,828,452
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,409,449
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(b)	11/15/40	1,510	1,527,789
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.659	%(b)	05/12/39	930	968,954
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.516	%(b)	02/12/39	530	546,590
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	5.868	%(b)	06/12/46	1,723	1,786,933
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,882	1,902,853
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,525,903
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.646	%(b)	10/15/42	2,113	2,151,505
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	210	210,214
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	1,486	1,484,728
Morgan Stanley Capital I Trust, Series 2007-T27, Class AAB	5.654	%(b)	06/11/42	200	202,794
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,734,541
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	3,985,472
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,850,265
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.715	%(b)	05/15/43	568	583,139
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	4,500	4,744,422
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(b)	05/15/46	1,318	1,400,308

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $137,971,465)					138,027,249

CORPORATE BONDS — 9.4%
Airlines — 0.2%
American Airlines, Inc. Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A(a)	3.375%		05/01/27	3,260	3,284,450
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	69	71,428
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	612	708,361
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A(a)	4.750%		01/12/21	683	732,934
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A(a)	4.000%		10/29/24	667	699,162
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	315	369,353
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	519	555,847
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	1,011	1,099,426

					7,520,961

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	2,090	2,149,741
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,395	1,708,961
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	450	462,858
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.250%		11/15/19	715	734,663
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	245	253,943

					5,310,166

Banking — 3.1%
American Express Co., Jr. Sub. Notes(a)	5.200	%(b)	12/31/49	605	614,075
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	2,213	2,201,678
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22	645	658,528
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(b)	12/29/49	2,200	2,351,250
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	595	595,000
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	2,155	2,519,710
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,182,581
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	780	790,170
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	975	1,037,123
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	4,090,594
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	200	225,756
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	870	896,753
Bank of America Corp., Sub. Notes	5.750%		08/15/16	1,775	1,878,120
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	2,000	2,016,186
Bank of America NA, Sub. Notes	5.300%		03/15/17	930	993,233
Bank of America NA, Sub. Notes(a)	6.000%		10/15/36	410	527,012
Bank of Nova Scotia (Canada), Covered Notes, 144A	1.650%		10/29/15	1,535	1,545,008
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%		10/30/15	515	528,245
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	330	368,162
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,175	1,352,733
Capital One Bank USA NA, Sub. Notes(a)	3.375%		02/15/23	1,560	1,579,963
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	1,830	1,814,807
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,590	2,688,153

Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	1,900	2,005,583
Citigroup, Inc., Sr. Unsec’d. Notes	3.953%		06/15/16	1,010	1,044,227
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	2,450	2,705,045
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		03/05/38	24	33,218
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	710	1,116,887
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,895	2,359,993
Citigroup, Inc., Sub. Notes(a)	4.300%		11/20/26	1,750	1,810,009
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	570	690,270
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,270	1,279,153
Discover Bank, Sr. Unsec’d. Notes(a)	4.250%		03/13/26	970	1,028,437
Discover Bank, Sub. Notes	7.000%		04/15/20	570	676,662
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	923,368
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	4,100	4,171,971
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16	2,000	2,042,794
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,336,977
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,225,836
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	351,939
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	1,190	1,276,016
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	104	136,558
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,154,831
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,170,621
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	170	206,219
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	1,395	1,414,000
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100	%(b)	12/31/49	1,275	1,313,250
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(b)	04/29/49	2,000	2,152,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,195,145
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,775	3,872,735
JPMorgan Chase & Co., Sub. Notes(a)	5.625%		08/16/43	490	587,740
Lloyds Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	1,400	1,693,747
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A(a)	5.800%		01/13/20	1,870	2,176,457
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	3,080	3,054,069
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	6.400%		08/28/17	20	22,167
Morgan Stanley, Jr. Sub. Notes(a)	5.450	%(b)	12/31/49	840	846,300
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,400	1,634,266
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%		07/24/42	780	1,040,299
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,345	1,438,790
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	2,360	2,737,756
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,610,655
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	105	119,422
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,825	4,009,610
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	%(b)	07/29/49	800	842,000
National City Corp., Sub. Notes	6.875%		05/15/19	3,370	3,976,327
Northern Trust Corp., Sub. Notes(a)	3.950%		10/30/25	990	1,063,537
People’s United Bank, Sub. Notes	4.000%		07/15/24	465	477,084
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,455	1,482,566
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	286,451
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19	440	523,384
Royal Bank of Canada (Canada), Covered Notes	2.200%		09/23/19	2,940	2,993,799
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	455	458,319
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	955	962,444
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,210	1,229,243
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,700	2,711,734
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	1.950%		04/02/20	4,140	4,156,655
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,120	1,139,337
Wells Fargo & Co., Sub. Notes	4.650%		11/04/44	1,165	1,249,496
Westpac Banking Corp. (Australia), Covered Notes, 144A	2.000%		05/21/19	1,130	1,142,327

					123,815,065

Brokerage
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	560	557,195
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.875%	02/06/12	1,715	246,531
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.875%	05/02/18	700	101,500
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	820	827,702

				1,732,928

Building Materials & Construction — 0.1%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,423,250; purchased 10/27/14-02/11/15)(d)(e)	5.375%	11/15/24	1,400	1,421,000
D.R. Horton, Inc., Gtd. Notes	3.625%	02/15/18	450	459,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $740,000; purchased 06/19/14)(d)(e)	5.250%	06/27/29	740	597,550
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	775	808,757

				3,286,307

Cable — 0.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	1,000	1,125,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	7.250%	10/30/17	1,400	1,459,500
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	255	371,005
Comcast Corp., Gtd. Notes	6.400%	05/15/38	530	717,857
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16	920	940,241
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	5.150%	03/15/42	860	898,762
DISH DBS Corp., Gtd. Notes	7.125%	02/01/16	1,000	1,038,750
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	1,710	1,859,926
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,040	1,071,200

				9,482,241

Capital Goods — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,205	1,248,681
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	1,255	1,390,289
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(d)(e)	6.375%	10/15/17	1,302	1,458,909
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)(d)(e)	6.700%	06/01/34	420	539,452
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(e)	7.000%	10/15/37	380	512,417
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%	10/09/42	190	200,536
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	280	314,302
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,887,203; purchased 09/24/12)(a)(d)(e)	2.500%	03/15/16	1,890	1,917,367
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $499,515; purchased 05/08/12)(d)(e)	3.125%	05/11/15	500	501,057
SPX Corp., Gtd. Notes(a)	6.875%	09/01/17	950	1,033,125
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	1,000	1,080,625
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	1,445	1,602,706
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,260	1,388,492

				13,187,958

Chemicals — 0.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	780	782,108
Ashland, Inc., Sr. Unsec’d. Notes(a)	3.000%	03/15/16	1,250	1,262,500
Celanese US Holdings LLC, Gtd. Notes(a)	5.875%	06/15/21	1,500	1,620,000
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	585	657,282
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%	10/01/44	45	47,040
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	9.400%	05/15/39	347	574,366
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	1,300	1,303,250
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	1,185	1,179,973
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	1,000	1,102,765
Monsanto Co., Sr. Unsec’d. Notes(a)	4.400%	07/15/44	235	252,720
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	345	398,906
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	1,135	1,347,823
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	460	597,115

				11,125,848

Consumer
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	1,700	1,908,972

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	175	187,641
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	550	761,394
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	310	404,090
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge	6.950%	03/15/33	590	841,803
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%	12/01/39	220	279,981
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	550	747,218
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	570	604,598
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	7.375%	11/01/22	345	362,681
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750%	11/01/19	455	470,925
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	670	836,144
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	8.625%	08/01/15	1,295	1,325,174
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	155	156,222
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	6.250%	10/01/39	1,425	1,723,429
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	355	399,633
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	295	393,328
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	145	176,062
Nevada Power Co., Gen. Ref. Mtge	6.500%	05/15/18	1,260	1,446,719
Niagara Mohawk Power Corp. (United Kingdom), Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	610	683,005
Northeast Utilities, Sr. Unsec’d. Notes	4.500%	11/15/19	615	677,935
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	140	164,357
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	5.800%	05/01/37	535	712,865
Southern California Edison Co., First Mortgage	3.600%	02/01/45	860	863,352
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	556,242
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	199	216,873

				14,991,671

Energy - Integrated
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	460	303,600
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	550	604,421

				908,021

Energy - Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.680	%(f)	10/10/36	2,000	790,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	1,195	1,329,594
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	325	403,164
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	294,945
Cameron International Corp., Sr. Unsec’d. Notes	4.500%		06/01/21	2,200	2,360,288
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,700	2,317,171
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	4.800%		11/01/43	65	73,465
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	1,020	1,045,938
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A	4.650%		03/15/25	1,995	2,066,050
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,070	1,029,755
Phillips 66, Gtd. Notes	2.950%		05/01/17	490	506,796
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	6.875%		05/01/18	1,500	1,699,929

					13,917,095

Foods — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,285	1,989,632
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39	250	390,768
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	985	1,213,759
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,400	1,440,250
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	735	775,356

					5,809,765

Gaming — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.375%		11/01/18	1,000	1,027,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%		03/01/25	1,250	1,265,625

					2,293,125

Healthcare & Pharmaceutical — 0.8%
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	1,000	1,032,030
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	1,615	1,683,344
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	595	632,399
Actavis, Inc., Gtd. Notes	6.125%		08/15/19	445	508,400
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,640	1,888,886
Bayer U.S. Finance LLC (Germany), Gtd. Notes, 144A	3.375%		10/08/24	500	520,486
Becton Dickinson and Co., Sr. Unsec’d. Notes(a)	3.734%		12/15/24	1,025	1,072,766
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%		08/15/18	1,100	1,134,375
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	1,665	1,693,097
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	3.500%		02/01/25	1,460	1,539,618
Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	5.650%		12/01/41	185	235,688
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	555	570,263
HCA, Inc., Sr. Sec’d. Notes	5.000%		03/15/24	1,100	1,166,000
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	400	432,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	190	192,348
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15	580	598,651
Medtronic, Inc., Gtd. Notes, 144A	3.500%		03/15/25	3,205	3,350,478
Medtronic, Inc., Gtd. Notes, 144A	4.375%		03/15/35	1,355	1,473,485
Merck & Co, Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	420	419,660
Merck & Co, Inc., Sr. Unsec’d. Notes	3.700%		02/10/45	1,380	1,386,526
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	425	428,418
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	445	448,935
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400%		05/06/44	1,325	1,526,010
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	5,305	5,492,468
Wyeth LLC, Gtd. Notes	6.450%		02/01/24	60	75,937

Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	120	125,130

					29,627,398

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	515	695,399
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,380	1,927,365
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	390	422,744
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	360	390,221
Cigna Corp., Sr. Unsec’d. Notes(a)	5.875%		03/15/41	650	850,864
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	890,106
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	260	266,180
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	215,979
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37	420	590,674
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	599,036

					6,848,568

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	594,737
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	150	170,650
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	1,980	2,125,366
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	2,425	2,937,439
Aon Corp. (United Kingdom), Gtd. Notes	3.125%		05/27/16	2,655	2,722,750
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,183,928
Chubb Corp. (The), Jr. Sub. Notes(a)	6.375	%(b)	03/29/67	1,300	1,378,000
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100	%(b)	12/29/49	480	522,600
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	860,337
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	467,799
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	850	1,102,102
Lincoln National Corp., Jr. Sub. Notes(a)	6.050	%(b)	04/20/67	260	250,510
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	1,272	1,641,258
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	705	975,842
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	605	761,264
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	220,288
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	835	1,058,810
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	400	540,182
New York Life Global Funding, Sec’d. Notes, 144A(a)	1.950%		02/11/20	3,030	3,030,530
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	945,364
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	5.100	%(b)	10/16/44	1,925	2,086,219
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	489,997
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	680	791,057
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,451,264
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	141,781
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/37	735	774,966
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	710	706,370
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A (original cost $1,448,159; purchased 12/11/09)(d)(e)	6.850%		12/16/39	1,450	2,020,608
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	400,629
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.600%		05/15/15	555	557,903
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	526,777

					33,437,327

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	1,000	1,085,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	599,678
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	998,351
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,800	3,205,762

Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	490	492,061

				6,380,852

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	515	665,003
21st Century Fox America, Inc., Gtd. Notes	6.150%	02/15/41	1,315	1,700,125
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	90	123,109
CBS Corp., Gtd. Notes(e)	4.850%	07/01/42	155	163,418
Historic TW, Inc., Gtd. Notes	9.150%	02/01/23	505	697,445
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	1,300	1,402,375
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	210	268,456
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	1,465	1,890,688
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	90	125,840
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	50	47,612
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.875%	06/15/43	200	200,188
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	425	478,435

				7,762,694

Metals — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%	09/30/43	920	1,053,587
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	1,110	1,114,662
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	10/25/17	1,220	1,237,855
Newmont Mining Corp., Gtd. Notes	6.250%	10/01/39	35	35,625
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	425	484,729

				3,926,458

Non-Captive Finance — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	775	778,635
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	1,040	1,344,639
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	920	1,074,726
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	2,270	3,265,458
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	375	389,812
Navient LLC, Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	240	266,400

				7,119,670

Packaging
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	1,100	1,109,625

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A(e)	5.400%	11/01/20	290	330,847
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,595	1,893,209
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	510	602,442
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	800	881,570

				3,708,068

Pipelines & Other — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A(a)	5.350%	03/15/20	1,575	1,537,432
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A(a)	4.750%	09/30/21	500	463,994
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	675	721,200
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%	03/15/35	250	248,313
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	620	623,885
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	1,345	1,388,413
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	510	563,824

MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,430	1,441,443
NiSource Finance Corp., Gtd. Notes	5.250%	09/15/17	245	267,877
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	350	402,900
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	145	153,967

				7,813,248

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	874,926
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	936,635
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	120,037

				1,931,598

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	765	884,472
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	84,911
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	715	721,124
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	295	303,489
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	239,265
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	3,080	3,509,072

				5,742,333

Retailers — 0.2%
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750%	02/15/20	2,340	2,333,291
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	225	274,870
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	755	842,983
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	1,450	1,595,000
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	504,586
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	360	384,275
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	345	366,280

				6,301,285

Technology — 0.2%
Apple, Inc., Sr. Unsec’d. Notes(a)	3.450%	02/09/45	890	844,823
Fiserv, Inc., Gtd. Notes	3.125%	06/15/16	2,410	2,471,826
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	3,085	3,107,277
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	1,380	1,385,321
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	920	998,259
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	605	630,517

				9,438,023

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	6.125%	03/30/40	480	595,109
AT&T Corp., Gtd. Notes	8.000%	11/15/31	7	10,191
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	1,305	1,336,361
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	815	889,423
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(a)	9.625%	12/15/30	400	659,708
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(d)(e)	7.082%	06/01/16	325	344,742
Embarq Corp., Sr. Unsec’d. Notes (original cost $479,966; purchased 05/12/06)(d)(e)	7.995%	06/01/36	480	570,768
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	1,075	1,122,300
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	3.500%	11/01/24	1,270	1,299,674
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	1,256	1,314,950
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	3,127	3,244,544
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	3,165	3,683,126
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.522%	09/15/48	1,355	1,348,856
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%	03/15/55	2,056	2,013,525

				18,433,277

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	1,500	1,609,479
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	46	79,833
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	254	449,190
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	2,050	2,061,699
Lorillard Tobacco Co., Gtd. Notes	3.500%	08/04/16	465	477,925
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	325	397,478

				5,075,604

TOTAL CORPORATE BONDS (cost $345,425,291)				369,946,151

FOREIGN AGENCIES — 0.6%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	800	830,134
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	645	686,925
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	400	457,365
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	930	998,913
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%	10/30/20	1,378	1,440,882
KFW (Germany), Gov’t. Gtd. Notes, GMTN	2.750%	10/01/20	3,525	3,741,336
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	3,158	3,152,688
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%	06/15/35	1,624	1,859,480
Pemex Project Funding Master Trust (Mexico), Sr. Unsec’d. Notes	8.625%	12/01/23	350	438,900
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	1,665	1,592,573
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500%	01/30/23	970	947,205
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	510	539,835
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,730	2,996,175
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	1,030	1,004,188
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,620	1,621,293
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	665	677,587
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.844%	05/16/19	1,605	1,632,584

TOTAL FOREIGN AGENCIES (cost $24,371,966)				24,618,063

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	1,907,894
State of California, GO, BABs	7.300%	10/01/39	1,270	1,892,986
State of California, GO, BABs	7.500%	04/01/34	475	710,462
State of California, GO, BABs	7.550%	04/01/39	245	382,513
State of California, GO, BABs	7.625%	03/01/40	215	334,536

				5,228,391

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	956,094

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,400,779

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,610,029

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,428,704

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	555,114
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	350,190

				905,304

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	587,084

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	689,920

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,344,400

Texas
Texas State Transportation Commission, Revenue Bonds, Series B, BABs	5.028%	04/01/26	335	397,501

TOTAL MUNICIPAL BONDS (cost $10,676,734)				14,548,206

SOVEREIGN BONDS — 0.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	1,275	1,249,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	1,475	1,520,725
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	580	604,945
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	03/13/20	1,135	1,283,969
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24	950	1,098,437
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	1,120	1,262,800
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%	03/15/22	700	726,950
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	1,006	1,056,300
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	600	615,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	515	539,463
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(a)	5.200%	01/30/20	620	689,750
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%	10/23/22	1,620	1,621,748
Romanian Government International Bond (Romania), RegS	6.125%	01/22/44	400	511,500
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24	190	210,425

Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A(a)	4.125%		02/18/19	200	211,448
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,710	1,975,050

TOTAL SOVEREIGN BONDS (cost $14,639,239)					15,178,010

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.4%
Federal Home Loan Bank	0.375%		08/28/15	460	460,317
Federal Home Loan Bank(a)	5.500%		07/15/36	1,080	1,514,260
Federal Home Loan Mortgage Corp.(g)	0.750%		01/12/18	685	683,788
Federal Home Loan Mortgage Corp.	2.125	%(b)	06/01/36	445	473,839
Federal Home Loan Mortgage Corp.	2.236	%(b)	12/01/35	295	315,884
Federal Home Loan Mortgage Corp.(h)	2.375%		01/13/22	6,020	6,225,264
Federal Home Loan Mortgage Corp.	3.000%		TBA	9,000	9,160,137
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 01/01/43	5,022	5,232,142
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,000	1,061,719
Federal Home Loan Mortgage Corp.	3.500%		TBA	9,500	9,956,260
Federal Home Loan Mortgage Corp.	3.500%		12/01/25 - 06/01/42	3,647	3,884,885
Federal Home Loan Mortgage Corp.	4.000%		TBA	4,000	4,272,500
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	5,232	5,612,038
Federal Home Loan Mortgage Corp.	4.500%		02/01/19 - 10/01/41	14,129	15,410,288
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 06/01/39	4,256	4,673,383
Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 07/01/38	4,449	4,994,227
Federal Home Loan Mortgage Corp.	6.000%		03/01/32 - 08/01/39	2,143	2,443,787
Federal Home Loan Mortgage Corp.	7.000%		01/01/31 - 10/01/32	304	353,200
Federal National Mortgage Assoc.(a)	1.625%		01/21/20	8,165	8,221,396
Federal National Mortgage Assoc.	1.784	%(b)	07/01/33	350	368,514
Federal National Mortgage Assoc.	1.809	%(b)	06/01/37	139	139,239
Federal National Mortgage Assoc.	1.875%		02/19/19	230	235,307
Federal National Mortgage Assoc.	2.500%		TBA	14,000	14,378,437
Federal National Mortgage Assoc.	2.500%		01/01/28	2,510	2,582,466
Federal National Mortgage Assoc.	3.000%		TBA	32,000	32,636,875
Federal National Mortgage Assoc.	3.000%		TBA	9,500	9,958,671
Federal National Mortgage Assoc.	3.000%		12/01/42	2,217	2,271,902
Federal National Mortgage Assoc.	3.500%		TBA	39,000	40,863,164
Federal National Mortgage Assoc.	3.500%		TBA	13,500	14,179,219
Federal National Mortgage Assoc.	3.500%		07/01/27 - 03/01/43	25,076	26,460,664
Federal National Mortgage Assoc.	4.000%		TBA	27,000	28,822,498
Federal National Mortgage Assoc.	4.500%		TBA	5,000	5,441,018
Federal National Mortgage Assoc.	4.500%		11/01/18 - 07/01/42	11,102	12,197,202
Federal National Mortgage Assoc.	5.000%		TBA	4,000	4,447,812
Federal National Mortgage Assoc.	5.000%		10/01/18 - 02/01/36	4,268	4,747,595
Federal National Mortgage Assoc.	5.500%		03/01/16 - 08/01/37	6,080	6,866,131

Federal National Mortgage Assoc.	6.000%		09/01/17 - 05/01/38	5,435	6,223,220
Federal National Mortgage Assoc.	6.500%		07/01/17 - 09/01/37	2,013	2,331,848
Federal National Mortgage Assoc.	7.000%		02/01/32 - 07/01/32	216	251,338
Federal National Mortgage Assoc.	7.500%		05/01/32	41	43,362
Financing Corp., Strips Principal, Series A-P	1.280	%(f)	10/06/17	1,570	1,528,679
Financing Corp., Strips Principal, Series B-P	1.280	%(f)	10/06/17	2,140	2,092,697
Government National Mortgage Assoc.	3.000%		TBA	2,500	2,573,047
Government National Mortgage Assoc.	3.000%		TBA	3,000	3,089,003
Government National Mortgage Assoc.	3.500%		TBA	12,000	12,626,719
Government National Mortgage Assoc.	3.500%		05/20/43 - 01/20/45	9,847	10,381,102
Government National Mortgage Assoc.	4.000%		TBA	13,000	13,850,586
Government National Mortgage Assoc.	4.000%		06/15/40 - 11/20/44	3,444	3,695,946
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,205,063
Government National Mortgage Assoc.	4.500%		01/20/41 - 12/20/44	10,787	11,753,408
Government National Mortgage Assoc.	5.500%		11/15/32 - 02/15/36	2,692	3,060,047
Government National Mortgage Assoc.	6.000%		02/15/33 - 10/15/34	1,234	1,429,907
Government National Mortgage Assoc.	6.500%		10/15/23 - 07/15/35	1,455	1,699,423
Government National Mortgage Assoc.	8.000%		01/15/24 - 04/15/25	40	45,655

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $361,917,681)					370,427,078

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds	2.500%		02/15/45	5,045	4,998,490
U.S. Treasury Bonds	2.875%		05/15/43	2,670	2,844,802
U.S. Treasury Bonds	3.000%		11/15/44	6,635	7,269,989
U.S. Treasury Bonds	3.375%		05/15/44	2,355	2,758,845
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20	6,010	6,499,567
U.S. Treasury Notes	0.500%		02/28/17	13,990	13,981,256
U.S. Treasury Notes	0.625%		05/31/17	3,240	3,240,253
U.S. Treasury Notes	0.875%		01/15/18	2,745	2,747,789
U.S. Treasury Notes	1.000%		09/30/19	5,245	5,174,109
U.S. Treasury Notes	1.250%		11/30/18	3,455	3,471,467
U.S. Treasury Notes	1.375%		06/30/18 - 03/31/20	13,970	14,032,686
U.S. Treasury Notes	1.500%		12/31/18 - 05/31/19	32,555	32,967,736
U.S. Treasury Notes	1.625%		04/30/19 - 12/31/19	31,933	32,378,451
U.S. Treasury Notes	1.750%		02/28/22	6,480	6,498,222
U.S. Treasury Notes	2.000%		02/15/25	310	311,962
U.S. Treasury Notes	2.250%		03/31/21	110	114,194
U.S. Treasury Notes	2.375%		05/31/18	4,830	5,043,578
U.S. Treasury Notes	2.875%		03/31/18	6,430	6,805,248
U.S. Treasury Notes	3.125%		05/15/21	130	141,527
U.S. Treasury Strips Coupon	2.180	%(f)	02/15/28	5,465	4,059,713
U.S. Treasury Strips Coupon	2.240	%(f)	05/15/28	2,735	2,014,721
U.S. Treasury Strips Coupon	2.280	%(f)	02/15/29	2,735	1,967,997
U.S. Treasury Strips Coupon	2.380	%(f)	05/15/29	5,640	4,021,235
U.S. Treasury Strips Principal	2.350	%(f)	05/15/43	3,320	1,590,107

U.S. Treasury Strips Principal	3.563%(f)	05/15/44	5,485	2,565,044

TOTAL U.S. TREASURY OBLIGATIONS (cost $165,099,177)				167,498,988

TOTAL LONG-TERM INVESTMENTS (cost $3,172,748,983)				3,775,154,172

SHORT-TERM INVESTMENTS — 11.8%

			Shares
AFFILIATED MUTUAL FUNDS — 11.6%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $133,783,927)(i)			13,606,233	126,946,151
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $330,632,677; includes $116,019,378 of cash collateral for securities on loan)(i)(j)			330,632,677	330,632,677

TOTAL AFFILIATED MUTUAL FUNDS (cost $464,416,604)				457,578,828

			Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
2 Year U.S. Treasury Note Futures, expiring 04/24/15, Strike Price $109.63			63,600	69,562
2 Year U.S. Treasury Note Futures, expiring 04/24/15, Strike Price $110.13			63,600	4,969
10 Year U.S. Treasury Note Futures, expiring 04/24/15, Strike Price $127.00			19,600	398,125
10 Year U.S. Treasury Note Futures, expiring 04/24/15, Strike Price $133.00			19,600	6,125

TOTAL OPTIONS PURCHASED (cost $294,620)				478,781

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill (cost $10,244,766)(g)	0.110%(k)	09/17/15	10,250	10,245,193

TOTAL SHORT-TERM INVESTMENTS (cost $474,955,990)				468,302,802

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.7% (cost $3,647,704,973)				4,243,456,974

OPTIONS WRITTEN*

			Notional Amount (000)#
Call Options
2 Year U.S. Treasury Note Futures, expiring 04/24/15, Strike Price $109.88			127,200	(39,750)

10 Year U.S. Treasury Note Futures, expiring 04/24/15, Strike Price $130.00	39,200	(128,625)

TOTAL OPTIONS WRITTEN (premiums received $152,786)		(168,375)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.7% (cost $3,647,552,187)		4,243,288,599
Liabilities in excess of other assets(l) — (7.7)%		(303,112,724)

NET ASSETS — 100.0%		$3,940,175,875

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $113,232,551; cash collateral of $116,019,378 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(c)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $9,023,443. The aggregate value of $9,883,870 is approximately 0.3% of net assets.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
281	2 Year U.S. Treasury Notes	Jun. 2015	$61,381,103	$61,582,906	$201,803
400	5 Year U.S. Treasury Notes	Jun. 2015	47,862,457	48,084,375	221,918
109	DAX Index	Jun. 2015	35,436,432	35,191,299	(245,133)
869	DJ Euro Stoxx 50 Index	Jun. 2015	33,740,506	33,927,647	187,141
278	IBEX 35 Index	Apr. 2015	33,041,833	34,346,610	1,304,777
13	MSCI EAFE Index Mini	Jun. 2015	1,171,862	1,189,435	17,573
73	U.S. Ultra Bonds	Jun. 2015	12,140,950	12,400,875	259,925

					1,948,004

	Short Positions:
14	10 Year U.S. Treasury Notes	Jun. 2015	1,807,072	1,804,687	2,385
48	U.S. Long Bonds	Jun. 2015	7,792,500	7,866,000	(73,500)

					(71,115)

					$1,876,889

(1)	U.S. Treasury Obligation with a combined market value of $10,245,193 has been segregated with Goldman Sachs & Co. and U.S. Government Agency security with a combined market value of $474,160 have been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
3,158	05/17/18	0.989%	3 Month LIBOR(1)	$4,688	$—	$4,688	Credit Suisse First Boston Corp.
13,360	03/30/25	2.015%	3 Month LIBOR(1)	(51,475)	—	(51,475)	Barclays Capital Group

				$(46,787)	$—	$(46,787)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Depreciation
Exchange-traded swap agreements:
36,420	10/31/21	1.957%	3 Month LIBOR(1)	$(44,605)	$(485,184)	$(440,579)

(1)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.24.V1	06/20/20	1.000%	51,500	$(969,275)	$(931,651)	$37,624

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,395	$82,795	$58,513	$24,282	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	3,720	220,785	160,683	60,102	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	5,115	303,580	224,137	79,443	Deutsche Bank AG

				$607,160	$443,333	$163,827

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

A U.S. Government Agency Obligation with a market value of $1,427,054 has been segregated with Citigroup Global Markets to cover requirements for open interest rate and credit default exchange-traded swap contracts at March 31, 2015.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,377,130,891	$172,001,231	$—
Exchange Traded Fund	2,406,375	—	—
Preferred Stocks	583,440	1,799,803	—
Rights	8,588	—	—
Asset-Backed Securities
Collateralized Debt Obligation	—	441,378	—
Collateralized Loan Obligations	—	65,860,086	1,996,825
Non-Residential Mortgage-Backed Securities	—	16,569,244	—
Residential Mortgage-Backed Securities	—	12,821,056	5,959,800
Bank Loans	—	7,003,161	—
Collateralized Mortgage Obligations	—	10,328,549	—
Commercial Mortgage-Backed Securities	—	138,027,249	—
Corporate Bonds	—	362,425,190	7,520,961
Foreign Agencies	—	24,618,063	—
Municipal Bonds	—	14,548,206	—
Sovereign Bonds	—	15,178,010	—
U.S. Government Agency Obligations	—	370,427,078	—
U.S. Treasury Obligations	—	167,498,988	—
Affiliated Mutual Funds	457,578,828	—	—
Options Purchased	478,781	—	—
U.S. Treasury Obligation	—	10,245,193	—
Options Written	(168,375)	—	—
Other Financial Instruments*
Futures Contracts	1,876,889	—	—
Exchange-traded interest rate swaps	—	(440,579)	—
Over-the-counter interest rate swaps	—	(46,787)	—
Exchange-traded credit default swaps	—	37,624	—
Over-the-counter credit default swaps	—	607,160	—

Total	$2,839,895,417	$1,389,949,903	$15,477,586

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2015 categorized by risk exposure:

Derivative Fair Value at 3/31/15
Credit Contracts	$644,784
Equity Contracts	1,272,946
Interest Rate Contracts	435,571

Total	$2,353,301

Global Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 96.8%
Australia — 1.4%
AGL Energy Ltd.	47,200	$546,438
Arrium Ltd.	894,400	114,952
Ausdrill Ltd.	123,200	25,787
Bendigo & Adelaide Bank Ltd.	67,200	640,339
Bradken Ltd.	98,900	138,269
Challenger Ltd.	150,800	818,612
Downer EDI Ltd.	182,200	617,665
Fortescue Metals Group Ltd.	188,800	279,480
Independence Group NL	114,300	453,824
Lend Lease Group	114,600	1,447,464
Macquarie Group Ltd.	43,504	2,528,730
Metcash Ltd.	276,300	325,100
Mineral Resources Ltd.	49,900	255,212
National Australia Bank Ltd.	31,100	910,430
Pacific Brands Ltd.	460,600	160,749
Primary Health Care Ltd.	139,400	582,539
Toll Holdings Ltd.	61,700	415,121

		10,260,711

Austria — 0.2%
OMV AG	24,300	666,583
Voestalpine AG	14,500	530,409

		1,196,992

Belgium — 0.3%
AGFA-Gevaert NV*	86,100	198,581
Delhaize Group SA	21,500	1,931,555

		2,130,136

Brazil
Kroton Educacional SA	34,700	112,313

Canada — 1.9%
Alimentation Couche-Tard, Inc. (Class B Stock)	86,839	3,460,396
Brookfield Asset Management, Inc. (Class A Stock)	75,484	4,046,697
Canadian Natural Resources Ltd.	56,250	1,727,438
Canadian Pacific Railway Ltd.	15,550	2,840,985
Suncor Energy, Inc.	62,400	1,823,397

		13,898,913

China — 1.8%
Alibaba Group Holding Ltd., ADR*(a)	18,137	1,509,724
Baidu, Inc., ADR*	9,918	2,066,911
China Overseas Land & Investment Ltd.	548,000	1,769,709
Lenovo Group Ltd.	1,752,000	2,553,030
NetEase, Inc., ADR	15,919	1,676,271
Poly Property Group Co. Ltd.	846,000	411,219
Shougang Fushan Resources Group Ltd.	1,160,000	236,409
Tencent Holdings Ltd.	149,600	2,840,892

		13,064,165

Denmark — 0.6%
A.P. Moeller - Maersk A/S (Class B Stock)	400	836,091
Novo Nordisk A/S (Class B Stock)	52,668	2,811,617
TDC A/S	161,500	1,157,141

		4,804,849

Finland — 0.6%
Sampo OYJ (Class A Stock)	59,478	2,999,962
Tieto OYJ	25,300	594,517
UPM-Kymmene OYJ	57,300	1,113,160

		4,707,639

France — 3.4%
Alstom SA*	26,800	824,664
Arkema SA	7,200	570,208
AXA SA	37,000	931,256
BNP Paribas SA	16,000	973,533
Cap Gemini SA	44,330	3,636,888
Cie Generale des Etablissements Michelin	12,000	1,193,335
CNP Assurances	34,000	595,904
Credit Agricole SA	78,500	1,153,550
Electricite de France SA	61,800	1,481,852
Renault SA	12,300	1,117,205
Sanofi	22,800	2,251,697
SCOR SE	22,000	742,007
Societe Generale SA	16,000	772,509
Thales SA	27,900	1,547,953
Total SA	85,327	4,241,333
Valeo SA	18,625	2,778,005

		24,811,899

Germany — 3.1%
Allianz SE	9,800	1,701,436
Aurubis AG	6,200	350,164
BASF SE	13,500	1,336,435
Bayerische Motoren Werke AG	33,645	4,189,968
Continental AG	13,471	3,172,360
Daimler AG	23,700	2,276,014
Deutsche Bank AG	27,100	939,221
E.ON SE	46,000	683,968
Freenet AG	29,700	892,524
Hannover Rueck SE	9,800	1,012,675
Merck KGaA	4,700	526,012
Muenchener Rueckversicherungs AG	5,700	1,224,824
Rational AG	2,713	906,850
Rheinmetall AG	13,300	639,717
Stada Arzneimittel AG	14,500	482,478
Volkswagen AG	7,400	1,902,697
Wincor Nixdorf AG	13,000	609,219

		22,846,562

Hong Kong — 1.1%
AIA Group Ltd.	419,800	2,635,708
China Resources Cement Holdings Ltd.	1,173,000	663,051
CK Hutchison Holdings Ltd.	46,000	939,804
First Pacific Co. Ltd.	528,000	527,139
Huabao International Holdings Ltd.	1,045,000	776,982
Kingboard Chemical Holdings Ltd.	216,000	341,832
Singamas Container Holdings Ltd.	2,676,000	435,320
Skyworth Digital Holdings Ltd.	1,072,000	842,027
Yue Yuen Industrial Holdings Ltd.	220,500	780,226

		7,942,089

India — 1.1%
HDFC Bank Ltd., ADR	83,739	4,931,390
Tata Motors Ltd., ADR	66,971	3,017,713

		7,949,103

Indonesia — 0.4%
PT Bank Rakyat Indonesia (Persero) Tbk	3,156,100	3,201,280

Ireland 0.8%
Permanent TSB Group Holdings PLC*	51,300	3,365
Ryanair Holdings PLC, ADR	39,317	2,625,196
Smurfit Kappa Group PLC	35,200	989,111
XL Group PLC	57,052	2,099,513

		5,717,185

Israel — 1.2%
Bank Hapoalim BM	128,000	615,470
Check Point Software Technologies Ltd.*(a)	27,590	2,261,552
Elbit Systems Ltd.	11,400	820,112
Teva Pharmaceutical Industries Ltd.	16,300	1,018,706
Teva Pharmaceutical Industries Ltd., ADR	66,363	4,134,415

		8,850,255

Italy — 0.8%
Enel SpA	242,800	1,096,827
Eni SpA	70,800	1,225,411
Intesa Sanpaolo SpA	1,113,436	3,778,990

		6,101,228

Japan — 9.5%
Alfresa Holdings Corp.	33,600	473,468
Alpine Electronics, Inc.	22,700	377,520
Aoyama Trading Co. Ltd.	22,600	737,850
Aozora Bank Ltd.	231,000	818,794
Asahi Kasei Corp.	76,000	725,772
Astellas Pharma, Inc.	218,200	3,575,185
Bank of Yokohama Ltd. (The)	96,000	562,238
Calsonic Kansei Corp.	105,000	694,875
Daihatsu Motor Co. Ltd.	47,500	726,541
Daikin Industries Ltd.	48,100	3,215,680
Daito Trust Construction Co. Ltd.	13,200	1,473,988
FANUC Corp.	16,500	3,602,178
Fuji Heavy Industries Ltd.	86,174	2,860,652
Fukuoka Financial Group, Inc.	70,000	359,974
Heiwa Corp.	34,800	683,584
Hogy Medical Co. Ltd.	11,400	559,711
Hoya Corp.	64,300	2,574,208
Isuzu Motors Ltd.	51,100	677,968
ITOCHU Corp.	76,300	825,709
JX Holdings, Inc.	101,400	390,152
Kao Corp.	65,900	3,290,653
KDDI Corp.	39,600	894,664
Keihin Corp.	37,200	570,300
Keyence Corp.	5,500	3,001,333
KYORIN Holdings, Inc.	37,400	894,102
Kyowa Exeo Corp.	66,900	717,442
Marubeni Corp.	109,700	634,230
Medipal Holdings Corp.	36,500	475,746
Mitsubishi Corp.	50,200	1,008,710
Mitsubishi UFJ Financial Group, Inc.	243,500	1,508,096
Mitsui & Co. Ltd.	59,300	794,156
Mizuho Financial Group, Inc.	597,700	1,050,444
Murata Manufacturing Co. Ltd.	21,600	2,966,527
Nippon Telegraph & Telephone Corp.	37,000	2,284,048
Nishi-Nippon City Bank Ltd. (The)	167,000	484,058
Nissan Motor Co. Ltd.	140,100	1,424,894

Nitori Holdings Co. Ltd.	27,400	1,854,803
NTT DOCOMO, Inc.	62,400	1,090,504
ORIX Corp.	203,400	2,858,000
Otsuka Holdings Co. Ltd.	15,100	472,383
Resona Holdings, Inc.	266,300	1,321,585
Ricoh Co. Ltd.	66,500	723,083
Sankyu, Inc.	151,000	656,801
Seino Holdings Co. Ltd.	65,000	705,365
Shimachu Co. Ltd.	30,700	809,869
SKY Perfect JSAT Holdings, Inc.	107,500	666,764
SMC Corp.	8,000	2,382,110
Sumitomo Corp.	84,300	899,562
Sumitomo Metal Mining Co. Ltd.	53,000	774,634
Sumitomo Mitsui Financial Group, Inc.	70,086	2,684,615
Toagosei Co. Ltd.	147,000	670,532
Toho Holdings Co. Ltd.	41,200	696,266
Toyo Tire & Rubber Co. Ltd.	35,200	632,376
Toyoda Gosei Co. Ltd.	23,800	531,291
Tsumura & Co.	22,900	565,543
Yokohama Rubber Co. Ltd. (The)	90,000	927,725

		69,839,261

Liechtenstein
Verwaltungs-und Privat-Bank AG	2,100	170,714

Netherlands — 2.5%
Aegon NV	95,000	750,085
ING Groep NV, CVA*	58,400	855,439
Koninklijke Ahold NV	78,461	1,546,136
Koninklijke Philips NV	28,400	805,704
NXP Semiconductors NV*	77,425	7,770,373
Royal Dutch Shell PLC (Class A Stock), ADR	35,650	2,126,523
Royal Dutch Shell PLC (Class A Stock)	45,543	1,358,937
Royal Dutch Shell PLC (Class B Stock)	94,700	2,949,922

		18,163,119

New Zealand — 0.2%
Air New Zealand Ltd.	737,900	1,500,911

Norway — 0.5%
DNB ASA	50,500	810,510
Fred Olsen Energy ASA	17,100	122,294
Marine Harvest ASA	85,500	979,540
Statoil ASA	36,600	647,140
Yara International ASA	23,200	1,177,932

		3,737,416

Singapore — 0.2%
DBS Group Holdings Ltd.	119,000	1,764,515

South Africa — 0.9%
Aspen Pharmacare Holdings Ltd.	26,847	848,271
Bidvest Group Ltd.	75,828	2,051,152
Discovery Ltd.	261,126	2,679,971
Mondi PLC	49,500	951,238

		6,530,632

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	17,400	615,859
Amadeus IT Holding SA (Class A Stock)	54,607	2,340,287
Banco Santander SA	94,600	709,154
Gas Natural SDG SA	13,900	312,083

Iberdrola SA	150,200	968,569
Repsol SA	57,200	1,064,794
Telefonica SA	25,100	357,159

		6,367,905

Sweden — 1.6%
Atlas Copco AB (Class A Stock)	92,878	3,006,802
Boliden AB	45,100	893,410
Hexagon AB (Class B Stock)	78,814	2,798,298
Nordea Bank AB	86,400	1,052,393
Oriflame Cosmetics SA, SDR	13,600	181,795
Securitas AB (Class B Stock)	46,500	667,573
Swedbank AB (Class A Stock)	40,800	974,048
Telefonaktiebolaget LM Ericsson (Class B Stock)	77,900	978,030
TeliaSonera AB	154,700	983,070

		11,535,419

Switzerland — 3.1%
Actelion Ltd.*	24,830	2,863,732
Baloise Holding AG	11,400	1,506,591
Credit Suisse Group AG*	94,400	2,539,733
Geberit AG	7,295	2,729,904
Georg Fischer AG	2,000	1,365,912
Helvetia Holding AG	1,400	753,312
Partners Group Holding AG	9,403	2,803,291
Swiss Life Holding AG*	7,800	1,926,966
Swiss Re AG*	23,900	2,305,345
TE Connectivity Ltd.	25,900	1,854,958
Zurich Insurance Group AG*	5,800	1,960,413

		22,610,157

Taiwan — 0.2%
MediaTek, Inc.	113,000	1,526,151

United Kingdom — 7.6%
3i Group PLC	120,600	861,723
Alent PLC	54	299
Anglo American PLC	47,800	713,888
ARM Holdings PLC	71,902	1,167,775
AstraZeneca PLC	62,792	4,308,672
Aviva PLC	129,800	1,038,770
BAE Systems PLC	227,200	1,760,693
Barclays PLC	287,100	1,036,291
Barratt Developments PLC	14,400	112,589
Beazley PLC	129,500	550,902
Bellway PLC	25,400	744,508
Berkeley Group Holdings PLC	8,700	339,958
BG Group PLC	100,049	1,227,970
Bovis Homes Group PLC	35,300	486,890
BP PLC	317,500	2,058,078
BT Group PLC	159,700	1,037,702
Carillion PLC	145,900	706,070
Centrica PLC	220,400	824,360
Compass Group PLC	253,813	4,405,986
Debenhams PLC	301,400	335,414
DS Smith PLC	51,500	262,961
GlaxoSmithKline PLC	64,600	1,487,082
Home Retail Group PLC	107,200	261,464
HSBC Holdings PLC	167,100	1,423,924
IG Group Holdings PLC	166,732	1,750,764

InterContinental Hotels Group PLC	57,604	2,246,757
Intermediate Capital Group PLC	108,800	811,503
J. Sainsbury PLC	259,000	993,886
National Express Group PLC	163,900	688,051
Old Mutual PLC	282,100	926,036
Petrofac Ltd.	34,000	478,655
Premier Foods PLC*	357,756	224,936
Prudential PLC	124,501	3,089,534
QinetiQ Group PLC	229,200	648,303
Reckitt Benckiser Group PLC	36,531	3,138,203
Reed Elsevier PLC	190,074	3,268,864
Rio Tinto Ltd.	22,300	966,258
St. James’s Place PLC	186,695	2,582,204
Tate & Lyle PLC	81,200	719,698
Tesco PLC	104,600	373,374
Vesuvius PLC	81,100	589,403
WM Morrison Supermarkets PLC	452,000	1,291,783
Wolseley PLC	27,254	1,610,827
WPP PLC	117,782	2,674,891

		56,227,899

United States — 50.9%
3M Co.	20,325	3,352,609
AbbVie, Inc.	15,250	892,735
AES Corp.	242,950	3,121,907
Allstate Corp. (The)	38,300	2,725,811
Amazon.com, Inc.*	17,362	6,460,400
American Express Co.	25,250	1,972,530
Ameriprise Financial, Inc.	14,850	1,942,974
Amgen, Inc.	17,050	2,725,442
Amphenol Corp. (Class A Stock)	111,607	6,577,001
ANSYS, Inc.*	41,452	3,655,652
Apache Corp.	57,000	3,438,810
Apple, Inc.	57,505	7,155,347
AT&T, Inc.	44,850	1,464,353
Avon Products, Inc.(a)	67,950	542,921
Baker Hughes, Inc.	24,100	1,532,278
Bank of America Corp.	308,650	4,750,123
Bank of New York Mellon Corp. (The)	48,000	1,931,520
Boeing Co. (The)	16,500	2,476,320
Bristol-Myers Squibb Co.	74,457	4,802,476
Carnival Corp.	91,800	4,391,712
Celanese Corp., Series A	70,400	3,932,544
Charles Schwab Corp. (The)	350,760	10,677,134
Chevron Corp.	24,450	2,566,761
Cisco Systems, Inc.	81,300	2,237,783
Cognizant Technology Solutions Corp. (Class A Stock)*	92,254	5,755,727
Colfax Corp.*(a)	73,356	3,501,282
Comcast Corp. (Class A Stock)	30,300	1,711,041
CONSOL Energy, Inc.	22,600	630,314
Costco Wholesale Corp.	33,763	5,114,926
Danaher Corp.	81,189	6,892,946
DaVita HealthCare Partners, Inc.*	74,074	6,020,735
Ecolab, Inc.	54,147	6,193,334
Emerson Electric Co.	13,100	741,722
Entergy Corp.	19,450	1,507,181
EQT Corp.	18,950	1,570,387
Estee Lauder Cos., Inc. (The) (Class A Stock)	79,655	6,624,110
Exelon Corp.	65,950	2,216,580
Express Scripts Holding Co.*	108,095	9,379,403
Exxon Mobil Corp.	36,400	3,094,000
Facebook, Inc. (Class A Stock)*	79,044	6,498,602

Fastenal Co.(a)	118,993	4,930,475
Fifth Third Bancorp	60,100	1,132,885
FirstEnergy Corp.	59,450	2,084,317
FMC Technologies, Inc.*	98,757	3,654,997
General Electric Co.	203,950	5,059,999
General Motors Co.	62,050	2,326,875
Genpact Ltd.*	207,333	4,820,492
Gilead Sciences, Inc.*	52,028	5,105,508
Google, Inc. (Class A Stock)*	5,702	3,162,899
Google, Inc. (Class C Stock)*	5,774	3,164,152
Hess Corp.	26,300	1,784,981
Honeywell International, Inc.	22,350	2,331,328
Illinois Tool Works, Inc.	18,750	1,821,375
Ingersoll-Rand PLC	18,600	1,266,288
International Paper Co.	37,350	2,072,552
Intuitive Surgical, Inc.*	14,591	7,368,893
Invesco Ltd.	43,400	1,722,546
Johnson & Johnson	36,150	3,636,690
Johnson Controls, Inc.	14,550	733,902
JPMorgan Chase & Co.	112,950	6,842,511
Kohl’s Corp.	41,400	3,239,550
Lowe’s Cos., Inc.	66,150	4,920,898
Marsh & McLennan Cos., Inc.	69,400	3,892,646
Mead Johnson Nutrition Co.	68,010	6,837,045
Medtronic PLC	37,471	2,922,363
Merck & Co., Inc.	79,100	4,546,668
MetLife, Inc.	55,650	2,813,107
Microsoft Corp.	91,650	3,726,031
Morgan Stanley	125,550	4,480,879
National Instruments Corp.	96,340	3,086,734
NetSuite, Inc.*(a)	28,562	2,649,411
News Corp. (Class A Stock)*	47,800	765,278
NRG Energy, Inc.	82,150	2,069,359
PepsiCo, Inc.	29,350	2,806,447
Pfizer, Inc.	165,300	5,750,787
PG&E Corp.	80,250	4,258,867
Philip Morris International, Inc.	27,650	2,082,875
PNC Financial Services Group, Inc.	20,000	1,864,800
Procter & Gamble Co. (The)	35,250	2,888,385
QUALCOMM, Inc.	30,750	2,132,205
Raytheon Co.	19,350	2,113,988
salesforce.com, inc.*	91,726	6,128,214
Schlumberger Ltd.	55,303	4,614,482
Southwest Airlines Co.	93,150	4,126,545
Spectra Energy Corp.	26,100	944,037
Starbucks Corp.	79,836	7,560,469
Stericycle, Inc.*	52,562	7,381,282
T-Mobile U.S., Inc.*	22,500	713,025
Texas Instruments, Inc.	42,350	2,421,785
Thermo Fisher Scientific, Inc.	28,800	3,868,992
Time Warner Cable, Inc.	15,850	2,375,598
Time Warner, Inc.	40,250	3,398,710
TripAdvisor, Inc.*	67,635	5,625,203
U.S. Bancorp	72,050	3,146,423
Union Pacific Corp.	17,850	1,933,334
United Technologies Corp.	43,000	5,039,600
Viacom, Inc. (Class B Stock)	15,200	1,038,160
Visa, Inc. (Class A Stock)(a)	132,112	8,641,446
Vulcan Materials Co.	23,450	1,976,835
Wal-Mart Stores, Inc.	9,700	797,825

Wells Fargo & Co.	58,800	3,198,720
Western Union Co. (The)(a)	118,500	2,465,985
Weyerhaeuser Co.	69,050	2,289,007
Whole Foods Market, Inc.	133,426	6,948,826

		374,285,924

TOTAL COMMON STOCKS (cost $558,464,353)		711,855,342

	Units
RIGHTS*(b)
South Africa
Discovery Ltd., expiring 04/02/15	24,510	69,680

Spain
Telefonica SA, expiring 04/12/15	25,100	4,048

TOTAL RIGHTS (cost $0)		73,728

TOTAL LONG-TERM INVESTMENTS (cost $558,464,353)		711,929,070

SHORT-TERM INVESTMENT — 5.4%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $39,430,167; includes $19,472,865 of cash collateral for securities on loan)(c)(d)	39,430,167	39,430,167

TOTAL INVESTMENTS — 102.2% (cost $597,894,520)		751,359,237
Liabilities in excess of other assets — (2.2)%		(16,073,556)

NET ASSETS — 100.0%		$735,285,681

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,939,763; cash collateral of $19,472,865 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$546,438	$9,714,273	$—
Austria	—	1,196,992	—
Belgium	198,581	1,931,555	—
Brazil	112,313	—	—
Canada	13,898,913	—	—
China	5,489,315	7,574,850	—
Denmark	—	4,804,849	—
Finland	—	4,707,639	—
France	—	24,811,899	—
Germany	—	22,846,562	—
Hong Kong	527,139	7,414,950	—
India	7,949,103	—	—
Indonesia	—	3,201,280	—
Ireland	4,728,074	989,111	—
Israel	6,395,967	2,454,288	—
Italy	—	6,101,228	—
Japan	—	69,839,261	—
Liechtenstein	170,714	—	—
Netherlands	9,896,896	8,266,223	—
New Zealand	—	1,500,911	—
Norway	—	3,737,416	—
Singapore	—	1,764,515	—
South Africa	—	6,530,632	—
Spain	—	6,367,905	—
Sweden	—	11,535,419	—
Switzerland	1,854,958	20,755,199	—
Taiwan	—	1,526,151	—
United Kingdom	719,698	55,508,201	—
United States	374,285,924	—	—
Rights	4,048	69,680	—
Affiliated Money Market Mutual Fund	39,430,167	—	—

Total	$466,208,248	$285,150,989	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 was as follows:

Banks	7.4%
Insurance	6.0
Pharmaceuticals	6.0
Affiliated Money Market Mutual Fund (including 2.6% of collateral for securities on loan)	5.4
Oil, Gas & Consumable Fuels	4.9
Capital Markets	4.2
IT Services	3.9
Food & Staples Retailing	3.2
Electronic Equipment, Instruments & Components	3.0
Internet Software & Services	2.8
Automobiles	2.8
Machinery	2.6
Industrial Conglomerates	2.6
Hotels, Restaurants & Leisure	2.5
Software	2.5
Health Care Providers & Services	2.5
Aerospace & Defense	2.2
Media	2.1
Chemicals	2.1
Semiconductors & Semiconductor Equipment	1.8
Internet & Catalog Retail	1.7
Auto Components	1.6
Technology Hardware, Storage & Peripherals	1.6
Health Care Equipment & Supplies	1.5
Biotechnology	1.5
Trading Companies & Distributors	1.4
Personal Products	1.4
Energy Equipment & Services	1.4
Real Estate Management & Development	1.4
Electric Utilities	1.2
Commercial Services & Supplies	1.2
Airlines	1.2
Food Products	1.1
Specialty Retail	1.1
Diversified Telecommunication Services	1.0
Road & Rail	1.0
Multi-Utilities	0.9
Household Products	0.8
Diversified Financial Services	0.8
Building Products	0.8
Communications Equipment	0.7
Independent Power & Renewable Electricity Producers	0.7
Metals & Mining	0.6
Paper & Forest Products	0.5
Life Sciences Tools & Services	0.5
Multiline Retail	0.5
Household Durables	0.5
Wireless Telecommunication Services	0.4
Beverages	0.4
Construction Materials	0.4
Real Estate Investment Trusts (REITs)	0.3
Tobacco	0.3
Construction & Engineering	0.3
Consumer Finance	0.3
Electrical Equipment	0.2
Containers & Packaging	0.1
Marine	0.1
Textiles, Apparel & Luxury Goods	0.1
Leisure Products	0.1

Air Freight & Logistics	0.1%

102.2
Liabilities in excess of other assets	(2.2)

100.0%

Government Income Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.1%
ASSET-BACKED SECURITIES — 5.8%
Collateralized Loan Obligations — 5.2%
Anchorage Capital CLO Ltd., Series 2014-5A, Class A, 144A	1.853	%(a)	10/15/26	750	$751,090
Ares CLO Ltd., Series 2014-31A, Class A1, 144A	1.702	%(a)	08/28/25	1,000	997,690
Babson CLO Ltd., Series 2013-IA, Class A, 144A	1.357	%(a)	04/20/25	1,750	1,728,499
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	1.800	%(a)	10/17/26	750	751,097
Battalion CLO VIII Ltd., Series 2015-8A, Class A1, 144A	1.791	%(a)	04/18/27	500	499,250
Blue Hill CLO Ltd., Series 2013-1A, Class A, 144A	1.733	%(a)	01/15/26	600	596,765
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	1.657	%(a)	01/17/26	250	247,864
Galaxy CLO Ltd., Series 2014-18A, Class A, 144A	1.704	%(a)	10/15/26	3,250	3,235,250
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	1.733	%(a)	04/15/26	2,260	2,260,942
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	1.723	%(a)	04/15/26	250	248,982
Shackleton II CLO Ltd., Series 2012-2A, Class A1, 144A	1.667	%(a)	10/20/23	500	498,635
Silver Spring Ltd., Series 2014-1A, Class A, 144A	1.721	%(a)	10/15/26	1,500	1,491,696
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	1.885	%(a)	04/20/26	1,500	1,494,261
Voya CLO Ltd., Series 2014-3A, Class A1, 144A	1.676	%(a)	07/25/26	3,000	2,978,732

					17,780,753

Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	261	272,826
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	80	83,078
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	496	515,864
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	94	97,394
Merrill Lynch Mortgage Investors, Inc., Series 2003-E, Class A1	0.794	%(a)	10/25/28	47	44,511
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.545	%(a)	02/25/34	206	204,940

					1,218,613

Non-Residential Mortgage-Backed Securities — 0.2%
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%		10/01/16	241	248,289
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	127	131,242
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	90	93,075
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	259	269,838

					742,444

TOTAL ASSET-BACKED SECURITIES (cost $19,699,629)					19,741,810

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	168	169,302
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,735	1,820,545
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,003,493
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(a)	04/10/37	1,500	1,522,614
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.469	%(a)	02/15/39	200	206,294
Federal National Mortgage Assoc., Series 2012-M13, Class A2	2.377%		05/25/22	1,850	1,866,487
Federal National Mortgage Assoc., Series 2012-M2, Class A2	2.717%		02/25/22	200	206,956
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513	%(a)	12/25/23	2,650	2,868,148

FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250	282,030
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	4,825	5,306,057
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,100	1,218,917
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.652	%(a)	06/25/20	18,858	1,221,167
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, I/O	1.730	%(a)	03/25/22	18,411	1,785,926
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.463	%(a)	05/25/22	9,241	777,625
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.501	%(a)	06/25/22	9,793	851,275
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	2,000	2,048,750
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	0.899	%(a)	10/25/22	27,597	1,514,326
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	3,600	3,667,838
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	3,600	3,870,565
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310	%(a)	05/25/23	2,730	2,928,818
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060%		07/25/23	3,600	3,790,854
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%		07/25/23	5,200	5,657,262
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.643	%(a)	08/25/16	3,182	50,799
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.777	%(a)	05/25/19	8,315	519,418
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.706	%(a)	07/25/19	7,868	478,131
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	1,800	1,842,667
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	5.775	%(a)	06/15/49	792	801,697
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700	1,711,473
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C23, Class A3	3.368%		09/15/47	1,700	1,778,690
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.265	%(a)	09/15/42	800	811,032
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900%		10/29/20	2,600	2,664,886
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,300	1,326,413
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(a)	07/15/42	1,800	1,813,718
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(a)	01/15/45	1,500	1,540,147
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.715	%(a)	05/15/43	2,000	2,074,418
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(a)	07/15/45	2,317	2,403,823

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $63,867,375)					64,402,561

CORPORATE BOND — 0.7%
Province of British Columbia, Sr. Unsec’d. Notes (cost $2,243,630)	2.000%		10/23/22	2,405	2,407,595

FOREIGN AGENCIES — 0.8%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	1,410	1,463,111
KFW, Gov’t. Gtd., GMTN	2.750%		10/01/20	1,320	1,401,011

TOTAL FOREIGN AGENCIES (cost $2,766,436)					2,864,122

MUNICIPAL BOND — 0.2%
Utah
State of Utah, BABs, Series D (cost $630,000)	4.554%		07/01/24	630	717,091

U.S. GOVERNMENT AGENCY OBLIGATIONS — 49.1%
Federal Home Loan Mortgage Corp.	0.750%		01/12/18	1,380	1,377,557
Federal Home Loan Mortgage Corp.	2.354	%(a)	05/01/34	414	440,910
Federal Home Loan Mortgage Corp.	3.000%		TBA	2,000	2,040,312
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	916	963,491
Federal Home Loan Mortgage Corp.	3.500%		TBA	4,000	4,192,110
Federal Home Loan Mortgage Corp.	3.500%		TBA	1,000	1,061,719
Federal Home Loan Mortgage Corp.	3.500%		08/01/26 - 01/01/27	954	1,019,498
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	3,488	3,735,065
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	3,394	3,702,758
Federal Home Loan Mortgage Corp.	5.000%		06/01/33 - 05/01/34	1,565	1,742,331
Federal Home Loan Mortgage Corp.	5.500%		05/01/37 - 05/01/38	992	1,113,191
Federal Home Loan Mortgage Corp.	6.000%		09/01/34 - 08/01/39	696	792,337
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	95	109,023
Federal National Mortgage Assoc.	0.875%		05/21/18	580	578,622
Federal National Mortgage Assoc.(b)	1.625%		01/21/20	4,040	4,067,904
Federal National Mortgage Assoc.	1.875%		02/19/19	90	92,076
Federal National Mortgage Assoc.	1.986	%(a)	04/01/34	162	171,801
Federal National Mortgage Assoc.	2.162	%(a)	07/01/33	1,081	1,144,849
Federal National Mortgage Assoc.	2.195	%(a)	04/01/34	302	321,693
Federal National Mortgage Assoc.	2.225	%(a)	06/01/34	284	302,362
Federal National Mortgage Assoc.	2.392	%(a)	08/01/33	823	870,572
Federal National Mortgage Assoc.	2.500%		TBA	8,500	8,729,765
Federal National Mortgage Assoc.	2.625%		09/06/24	1,950	2,020,375
Federal National Mortgage Assoc.	3.000%		TBA	14,500	14,788,584
Federal National Mortgage Assoc.	3.000%		08/01/28	2,068	2,170,184
Federal National Mortgage Assoc.(c)	3.500%		TBA	22,500	23,632,031
Federal National Mortgage Assoc.	3.500%		TBA	17,000	17,812,148
Federal National Mortgage Assoc.	3.500%		03/01/27 - 06/01/39	1,536	1,625,722
Federal National Mortgage Assoc.	4.000%		TBA	7,000	7,472,499
Federal National Mortgage Assoc.	4.000%		09/01/40	3,478	3,727,917
Federal National Mortgage Assoc.	4.500%		TBA	500	544,102
Federal National Mortgage Assoc.	4.500%		05/01/40	3,987	4,394,520
Federal National Mortgage Assoc.	5.000%		TBA	3,500	3,891,836
Federal National Mortgage Assoc.	5.000%		07/01/18 - 05/01/36	2,638	2,892,269
Federal National Mortgage Assoc.	5.500%		01/01/17 - 11/01/35	6,549	7,432,949
Federal National Mortgage Assoc.	6.000%		05/01/21 - 05/01/38	1,345	1,530,172
Federal National Mortgage Assoc.	6.500%		06/01/15 - 10/01/37	1,523	1,812,652

Federal National Mortgage Assoc.	7.000%		12/01/31 - 01/01/36	205	231,985
Federal National Mortgage Assoc.	8.000%		03/01/22 - 02/01/26	10	10,015
Federal National Mortgage Assoc.	9.000%		02/01/25 - 04/01/25	32	38,062
Financing Corp. Strips Principal, Series 4-P	1.390	%(d)	10/06/17	2,700	2,637,997
Financing Corp. Strips Principal, Series D-P	2.224	%(d)	09/26/19	1,370	1,274,223
Government National Mortgage Assoc.	3.000%		TBA	3,000	3,087,656
Government National Mortgage Assoc.	3.500%		TBA	4,000	4,208,906
Government National Mortgage Assoc.	3.500%		01/20/45 - 02/20/45	3,000	3,162,777
Government National Mortgage Assoc.	4.000%		TBA	4,500	4,794,434
Government National Mortgage Assoc.	4.000%		06/15/40 - 11/20/44	3,264	3,501,856
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,205,063
Government National Mortgage Assoc.	4.500%		02/20/41 - 03/20/41	2,713	2,961,739
Government National Mortgage Assoc.	5.000%		07/15/33 - 04/15/34	823	924,370
Government National Mortgage Assoc.	5.500%		03/15/34 - 03/15/36	705	801,439
Government National Mortgage Assoc.	6.500%		07/15/32 - 08/15/32	230	274,880
Government National Mortgage Assoc.	7.000%		03/15/23 - 08/15/28	509	567,569
Government National Mortgage Assoc.	7.500%		12/15/25 - 02/15/26	80	91,769
Government National Mortgage Assoc.	8.500%		09/15/24 - 04/15/25	169	193,507
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	937	979,758
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.844%		05/16/19	565	574,710

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $162,828,107)					166,840,621

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Bonds	2.500%		02/15/45	2,790	2,764,279
U.S. Treasury Bonds	2.875%		05/15/43	315	335,623
U.S. Treasury Bonds	3.000%		11/15/44	2,400	2,629,687
U.S. Treasury Notes	0.625%		05/31/17	1,800	1,800,140
U.S. Treasury Notes	0.875%		01/15/18	1,400	1,401,422
U.S. Treasury Notes(f)	1.250%		11/30/18	8,865	8,907,251
U.S. Treasury Notes	1.375%		12/31/18 - 03/31/20	18,005	18,093,948
U.S. Treasury Notes(e)	1.500%		12/31/18	6,510	6,596,459
U.S. Treasury Notes	1.500%		10/31/19	5,000	5,039,455
U.S. Treasury Notes	1.625%		04/30/19	9,565	9,723,416
U.S. Treasury Notes	1.750%		05/15/23	765	760,876
U.S. Treasury Notes	2.375%		05/31/18	2,685	2,803,728
U.S. Treasury Notes	2.875%		03/31/18	6,660	7,048,671
U.S. Treasury Notes	3.375%		05/15/44	305	357,303
U.S. Treasury Strips Coupon	2.037	%(d)	02/15/22	2,280	2,015,700
U.S. Treasury Strips Coupon	2.184	%(d)	02/15/28	550	408,571
U.S. Treasury Strips Coupon	2.241	%(d)	05/15/28	275	202,577
U.S. Treasury Strips Coupon	2.280	%(d)	02/15/29	275	197,879
U.S. Treasury Strips Coupon	2.384	%(d)	05/15/29	565	402,837
U.S. Treasury Strips Coupon(f)	2.404	%(d)	08/15/21	3,370	3,017,390
U.S. Treasury Strips Coupon	4.138	%(d)	02/15/42	5,000	2,453,215
U.S. Treasury Strips Principal	2.351	%(d)	05/15/43	1,500	718,422
U.S. Treasury Strips Principal	3.371	%(d)	05/15/44	4,510	2,109,088

U.S. Treasury Strips Principal	3.879	%(d)	02/15/44	715	336,424

TOTAL U.S. TREASURY OBLIGATIONS (cost $78,126,049)					80,124,361

TOTAL LONG-TERM INVESTMENTS (cost $330,161,226)					337,098,161

				Shares
SHORT-TERM INVESTMENTS — 30.1%
AFFILIATED MUTUAL FUNDS — 30.0%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $55,410,249)(h)				5,631,206	52,539,153
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $49,626,276; includes $1,996,449 of cash collateral for securities on loan)(g)(h)				49,626,276	49,626,276

TOTAL AFFILIATED MUTUAL FUNDS (cost $105,036,525)					102,165,429

				Notional Amount (000)#
OPTIONS PURCHASED*(i) — 0.1%
Call Options
2 Year U.S. Treasury Note Futures expiring 04/24/15, Strike Price $109.63				35,400	38,719
2 Year U.S. Treasury Note Futures expiring 04/24/15, Strike Price $110.13				35,400	2,765
10 Year U.S. Treasury Note Futures expiring 04/24/15, Strike Price $127.00				10,800	219,375
10 Year U.S. Treasury Note Futures expiring 04/24/15, Strike Price $133.00				10,800	3,375

TOTAL OPTIONS PURCHASED (cost $162,598)					264,234

TOTAL SHORT-TERM INVESTMENTS (cost $105,199,123)					102,429,663

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 129.2% (cost $435,360,349)					439,527,824
OPTIONS WRITTEN*(i)
Call Options
2 Year U.S. Treasury Note Futures expiring 04/24/15, Strike Price $109.88				70,800	(22,125)
10 Year U.S. Treasury Note Futures expiring 04/24/15, Strike Price $130.00				21,600	(70,875)

TOTAL OPTIONS WRITTEN (premiums received $84,293)					(93,000)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 129.2% (cost $435,276,056)	439,434,824
Liabilities in excess of other assets(j) — (29.2)%	(99,299,418)

NET ASSETS — 100.0%	$340,135,406

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,961,404; cash collateral of $1,996,449 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(c)	All or partial principal amount of $12,000,000 represents to-be announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(d)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	The amount represent fair value of derivative instruments subject to interest rate contract risk exposure as of March 31, 2015.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
54	2 Year U.S. Treasury Notes	Jun. 2015	$11,793,436	$11,834,437	$41,001
191	10 Year U.S. Treasury Notes	Jun. 2015	24,290,344	24,621,094	330,750
37	U.S. Ultra Bonds	Jun. 2015	6,142,640	6,285,375	142,735

					514,486

	Short Positions:
111	5 Year U.S. Treasury Notes	Jun. 2015	13,327,618	13,343,414	(15,796)
9	U.S. Long Bonds	Jun. 2015	1,459,977	1,474,875	(14,898)

					(30,694)

					$483,792

(1)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of March 31, 2015.
(2)	U.S. Treasury securities with a combined market value of $765,335 has been segregated with Citigroup Global Markets to cover requirements for open contracts at March 31, 2015.

Interest rate swap agreements outstanding at March 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
1,360	11/30/16	0.945%	3 Month LIBOR(1)	$(9,711)	$—	$(9,711)	Citigroup Global Markets
4,700	02/15/19	1.656%	3 Month LIBOR(1)	(66,892)	—	(66,892)	Citigroup Global Markets
4,700	02/15/19	1.794%	3 Month LIBOR(2)	92,308	—	92,308	JPMorgan Chase
7,440	03/30/25	2.015%	CPI Index(1)	(28,666)	—	(28,666)	Barclays Capital Group

				$(12,961)	$—	$(12,961)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
100	02/21/16	0.429%	3 Month LIBOR(1)	$150	$(1)	$(151)
7,855	09/17/21	2.358%	3 Month LIBOR(2)	197	303,010	302,813
20,070	10/31/21	1.957%	3 Month LIBOR(1)	(24,446)	(267,371)	(242,925)
5,100	01/13/22	2.351%	3 Month LIBOR(1)	180	(191,498)	(191,678)
4,850	01/13/22	2.480%	3 Month LIBOR(1)	179	(222,830)	(223,009)
1,710	01/22/22	2.467%	3 Month LIBOR(1)	161	(77,099)	(77,260)
8,720	12/20/23	2.932%	3 Month LIBOR(1)	220	(703,691)	(703,911)
11,725	08/18/24	2.750%	3 Month LIBOR(2)	168	775,718	775,550
11,600	09/17/24	2.732%	3 Month LIBOR(1)	243	(748,820)	(749,063)
4,230	09/17/29	3.070%	3 Month LIBOR(2)	192	458,753	458,561

				$(22,756)	$(673,829)	$(651,073)

A U.S. Treasury obligation with a market value of $841,023 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at March 31, 2015.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$17,281,503	$499,250
Collateralized Mortgage Obligations	—	1,218,613	—
Non-Residential Mortgage-Backed Securities	—	742,444	—
Commercial Mortgage-Backed Securities	—	64,402,561	—
Corporate Bond	—	2,407,595	—
Foreign Agencies	—	2,864,122	—
Municipal Bond	—	717,091	—
U.S. Government Agency Obligations	—	166,840,621	—
U.S. Treasury Obligations	—	80,124,361	—
Affiliated Mutual Funds	102,165,429	—	—
Options Purchased	264,234	—	—
Options Written	(93,000)	—	—
Other Financial Instruments*
Futures Contracts	483,792	—	—
Over-the-counter interest rate swaps	—	(12,961)	—
Exchange-traded interest rate swaps	—	(651,073)	—

Total	$102,820,455	$335,934,877	$499,250

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

High Yield Bond Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.5%
ASSET-BACKED SECURITIES — 0.4%
Collateralized Loan Obligations — 0.4%
Primus CLO II Ltd. (Cayman Islands), Series 2007-2A, Class A, 144A	0.486	%(a)	07/15/21	416	$410,643
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class D, 144A	4.507	%(a)	08/17/22	13,000	13,053,964

					13,464,607

Residential Mortgage-Backed Securities
Argent Securities, Inc./Asset-Backed Pass-Through Certificate, Series 2003-W8, Class M1	1.221	%(a)	12/25/33	101	94,067
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2	4.092	%(a)	01/25/37	521	279,214
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	5.726%		10/25/36	343	211,754
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-9XS, Class 2A1	0.474	%(a)	06/25/35	257	224,602

					809,637

TOTAL ASSET-BACKED SECURITIES (cost $12,720,444)					14,274,244

BANK LOANS(a) — 1.8%
Capital Goods — 0.4%
CPM Holdings, Inc.	10.250%		03/01/18	7,750	7,750,000
Neff Rental LLC	7.250%		06/09/21	4,415	4,337,866

					12,087,866

Chemicals — 0.2%
Solenis International LP	7.750%		07/31/22	7,500	7,251,562

Energy - Other — 0.1%
American Energy Marcellus LLC	8.500%		08/04/21	3,675	2,724,094
Fieldwood Energy LLC	8.375%		09/30/20	3,000	2,182,500

					4,906,594

Gaming — 0.2%
CCM Merger, Inc.	4.500%		08/06/21	4,313	4,323,350
Golden Nugget, Inc.	5.500%		11/21/19	1,466	1,473,581

					5,796,931

Healthcare & Pharmaceutical
Radnet Mgmt., Inc.	8.000%		03/25/21	1,000	990,000

Lodging — 0.1%
Four Seasons Holdings, Inc. (Canada)	6.250%		12/28/20	1,750	1,758,750

Technology — 0.8%
Evergreen Skills Lux Sarl (Luxembourg)	9.250%		04/28/22	16,200	15,187,500
Kronos, Inc.	9.750%		04/30/20	11,450	11,721,901

					26,909,401

TOTAL BANK LOANS (cost $62,130,062)					59,701,104

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	2.493	%(a)	10/25/35	87	76,191

American Home Mortgage Assets Trust, Series 2006-4, Class 1A12	0.384	%(a)	10/25/46	38	26,580
American Home Mortgage Assets Trust, Series 2006-5, Class A1	1.048	%(a)	11/25/46	346	186,914
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	1.878	%(a)	09/25/45	18	16,911
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	0.574	%(a)	05/25/35	38	28,877
Banc of America Funding Trust, Series 2006-B, Class 2A1	2.598	%(a)	03/20/36	112	96,527
Bear Stearns ARM Trust, Series 2005-10, Class A2	2.687	%(a)	10/25/35	43	42,811
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	2.715	%(a)	09/25/37	74	66,446
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	5.141	%(a)	10/25/35	27	22,625
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	2.587	%(a)	02/25/37	35	31,316
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	0.364	%(a)	09/25/46	41	34,766
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.386	%(a)	07/20/46	31	22,498
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	0.494	%(a)	03/25/35	94	89,591
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5	6.000%		05/25/36	61	51,800
HarborView Mortgage Loan Trust, Series 2006-1, Class 2A1A	0.418	%(a)	03/19/36	307	222,582
HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A	0.358	%(a)	07/19/46	47	29,840
HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.428	%(a)	09/19/46	47	4,495
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1	0.364	%(a)	09/25/46	35	30,262
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	6.000%		08/25/37	28	25,596
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	0.384	%(a)	04/25/46	25	18,706
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	5.500	%(a)	02/25/36	184	145,747
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	0.504	%(a)	03/25/37	156	56,269
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	6.000%		05/25/37	57	50,374
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1	0.364	%(a)	07/25/46	48	38,162
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A	0.524	%(a)	04/25/36	109	43,283
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	2.277	%(a)	02/25/37	30	25,912
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	2.364	%(a)	02/25/37	38	33,704
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A	0.888	%(a)	04/25/47	42	36,697

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,384,831)					1,555,482

CORPORATE BONDS — 94.1%
Aerospace & Defense — 1.6%
Alliant Techsystems, Inc., Gtd. Notes, 144A	5.250%		10/01/21	2,965	3,009,475
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%		03/15/22	2,450	2,309,125
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.000%		10/15/22	3,425	3,215,219
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%		01/15/23	4,850	4,583,250
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.750%		03/15/20	2,476	2,591,134

Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/25	5,750	5,674,531
Esterline Technologies Corp., Gtd. Notes	7.000%		08/01/20	2,675	2,788,688
LMI Aerospace, Inc., Sec’d. Notes, 144A	7.375%		07/15/19	4,225	4,256,687
Sequa Corp., Gtd. Notes, 144A (original cost $8,703,219; purchased 12/10/12-12/17/13)(b)(c)(d)	7.000%		12/15/17	8,659	6,927,200
TransDigm, Inc., Gtd. Notes	6.000%		07/15/22	6,550	6,550,000
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	6,150	6,180,750
TransDigm, Inc., Gtd. Notes(b)	7.500%		07/15/21	5,245	5,638,375

					53,724,434

Automotive — 2.6%
Allison Transmission, Inc., Gtd. Notes, 144A	7.125%		05/15/19	4,500	4,689,000
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%		03/15/21	4,875	5,130,937
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%		10/15/22	5,000	5,362,500
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	675	767,813
American Tire Distributors, Inc., Sr. Sub, 144A	10.250%		03/01/22	12,125	12,610,000
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes	8.000%		06/15/19	1,100	1,153,625
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes	8.250%		06/15/21	3,575	3,965,068
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	4,050	4,212,000
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%		02/15/21	6,909	7,288,995
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	2,025	2,192,496
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	1,150	1,171,563
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%		02/01/23	650	684,125
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	778,875
Lear Corp., Gtd. Notes	5.250%		01/15/25	8,125	8,287,500
Meritor, Inc., Gtd. Notes	6.250%		02/15/24	3,775	3,803,312
Meritor, Inc., Gtd. Notes(b)	6.750%		06/15/21	8,075	8,357,625
Schaeffler Finance Bv (Germany), Sr. Sec’d., 144A	4.750%		05/15/23	8,900	8,922,250
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(b)	6.750%		11/15/22	1,800	1,944,000
Titan International, Inc., Sr. Sec’d. Notes(b)	6.875%		10/01/20	4,425	3,833,156

					85,154,840

Banking — 1.3%
Ally Financial, Inc., Gtd. Notes	8.000%		03/15/20	3,993	4,761,652
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19	6,625	6,550,469
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(a)	12/29/49	730	780,188
Bank of America Corp., Series U, Jr. Sub. Notes(b)	5.200	%(a)	12/31/49	2,925	2,829,938
Citigroup, Inc., Jr. Sub. Notes(b)	5.800	%(a)	12/31/49	9,515	9,538,787
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	400	447,534
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(a)	12/31/49	4,975	5,012,312
Morgan Stanley, Series J, Jr. Sub.	5.550	%(a)	12/31/49	6,450	6,514,500
Wells Fargo & Co., Series S, Jr. Sub. Notes(b)	5.900	%(a)	12/31/49	4,975	5,180,219

					41,615,599

Building Materials & Construction — 3.7%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750%		06/15/19	4,375	4,276,562
Beazer Homes USA, Inc., Gtd. Notes(b)	7.250%		02/01/23	1,425	1,360,875
Beazer Homes USA, Inc., Gtd. Notes	7.500%		09/15/21	9,669	9,451,447
Beazer Homes USA, Inc., Gtd. Notes(b)	9.125%		05/15/19	3,750	3,890,625
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22	6,600	6,831,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $6,250,000; purchased 10/27/14)(c)(d)	5.375%		11/15/24	6,250	6,343,750

Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $2,215,000; purchased 04/19/13)(c)(d)	6.750%	05/01/21	2,000	2,125,000
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	5,975	6,781,625
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	2,175	2,145,638
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	8,825	8,979,437
D.R. Horton, Inc., Gtd. Notes	6.500%	04/15/16	900	942,750
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%	12/15/21	5,475	5,639,250
James Hardie International Finance Ltd. (Australia), Gtd. Notes, 144A	5.875%	02/15/23	3,775	3,888,250
KB Home, Gtd. Notes(b)	7.625%	05/15/23	4,550	4,663,750
KB Home, Gtd. Notes	7.000%	12/15/21	2,725	2,772,688
KB Home, Gtd. Notes(b)	7.500%	09/15/22	6,350	6,508,750
Masonite International Corp., Gtd. Notes, 144A	5.625%	03/15/23	2,400	2,460,000
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A(b)	5.875%	04/01/23	2,875	2,925,313
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/25	4,200	4,231,500
Standard Pacific Corp., Gtd. Notes	6.250%	12/15/21	800	848,000
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	925	1,056,813
Standard Pacific Corp., Gtd. Notes(b)	8.375%	01/15/21	3,125	3,617,187
Standard Pacific Corp., Gtd. Notes(b)	10.750%	09/15/16	3,875	4,330,312
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	2,150	2,101,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(c)	7.750%	04/15/20	5,892	6,245,520
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(c)	7.750%	04/15/20	1,762	1,867,720
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	825	847,688
USG Corp., Gtd. Notes, 144A	5.500%	03/01/25	700	714,000
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	8,570	8,784,250
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	6,525	6,728,906

				123,360,231

Cable — 3.7%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%	04/15/18	1,375	1,526,250
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	9,975	11,221,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	635	650,081
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	09/30/22	2,200	2,249,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.750%	09/01/23	6,800	7,106,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.750%	01/15/24	3,900	4,051,125
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	1,600	1,672,000
CCOH Safari LLC, Gtd. Notes	5.500%	12/01/22	8,325	8,512,312
CCOH Safari LLC, Gtd. Notes	5.750%	12/01/24	4,600	4,738,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	8,505	8,494,369
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	6,125	6,125,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	3,800	4,004,250
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	4,530	5,028,300
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	850	956,250
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	4,000	4,005,000
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	3,275	3,328,219

Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%		05/15/22	600	600,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%		08/01/23	12,000	11,325,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		10/15/20	5,700	5,871,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500%		04/15/21	7,500	7,575,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(b)	5.750%		01/15/23	11,408	11,750,240
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, 144A	6.125%		01/15/25	3,575	3,780,563
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	3,825	3,939,750
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%		04/15/21	4,000	4,195,000

					122,705,084

Capital Goods — 7.7%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%		10/01/20	4,235	4,425,575
AECOM Technology Corp., Gtd. Notes, 144A(b)	5.875%		10/15/24	10,900	11,445,000
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $1,880,000; purchased 09/17/14)(b)(c)(d)	7.000%		02/01/21	2,000	1,880,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22	8,925	9,505,125
Belden, Inc., Gtd. Notes, 144A	5.500%		09/01/22	4,025	4,125,625
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $4,268,531; purchased 01/16/14-07/01/14)(b)(c)(d)	7.000%		02/01/19	4,125	4,248,750
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $5,325,000; purchased 11/22/13)(c)(d)	8.500%		12/01/21	5,325	4,992,188
Case New Holland Industrial, Inc., Gtd. Notes	7.875%		12/01/17	4,150	4,597,370
CBRE Services, Inc., Gtd. Notes	5.000%		03/15/23	1,200	1,254,000
Clean Harbors, Inc., Gtd. Notes	5.125%		06/01/21	1,060	1,078,486
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	6,850	7,004,125
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $5,912,938; purchased 04/08/13-12/11/14)(c)(d)	8.750%		12/15/19	5,475	5,584,500
CNH Industrial Capital LLC, Gtd. Notes(b)	3.625%		04/15/18	2,950	2,957,375
Dycom Investments, Inc., Gtd. Notes	7.125%		01/15/21	5,225	5,473,188
EnPro Industries, Inc., Gtd. Notes, 144A	5.875%		09/15/22	4,475	4,665,188
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $9,350,000; purchased 06/12/14)(b)(c)(d)	6.000%		07/15/22	9,350	8,824,062
General Cable Corp., Gtd. Notes(b)	5.750	%(a)	10/01/22	3,225	2,999,250
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $5,875,000; purchased 11/10/14)(c)(d)	8.250%		12/01/22	5,875	6,154,063
Griffon Corp., Gtd. Notes	5.250%		03/01/22	13,235	13,057,651
H&E Equipment Services, Inc., Gtd. Notes(b)	7.000%		09/01/22	12,295	12,663,850
International Wire Group Holdings, Inc., Sec’d. Notes, 144A(b)	8.500%		10/15/17	6,250	6,468,750
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $7,920,094; purchased 01/24/14-07/24/14)(b)(c)(d)	6.875%		02/15/21	7,775	6,764,250
Laureate Education, Inc., Gtd. Notes, 144A(b)	10.000%		09/01/19	17,325	16,372,125
Manitowoc Co., Inc. (The), Gtd. Notes	5.875%		10/15/22	2,550	2,741,250
Modular Space Corp., Sec’d. Notes, 144A (original cost $2,550,000; purchased 02/19/14)(c)(d)	10.250%		01/31/19	2,550	2,027,250
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,395,938; purchased 04/12/13-11/10/14)(c)(d)	7.875%		05/01/18	7,275	7,347,750
Rexel SA (France), Sr. Unsec’d. Notes, 144A	6.125%		12/15/19	3,600	3,771,000
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18	1,450	1,435,500

Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $12,829,344; purchased 04/07/2014-07/11/14)(b)(c)(d)	6.375%		05/01/22	12,750	12,670,312
Terex Corp., Gtd. Notes	6.000%		05/15/21	7,239	7,419,975
Terex Corp., Gtd. Notes(b)	6.500%		04/01/20	2,175	2,262,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $4,452,000; purchased 10/10/13-02/02/15)(c)(d)	7.500%		02/15/19	4,400	4,422,000
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25	6,075	6,188,906
United Rentals North America, Inc., Gtd. Notes(b)	5.750%		11/15/24	5,150	5,317,375
United Rentals North America, Inc., Gtd. Notes(b)	6.125%		06/15/23	2,600	2,752,750
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20	2,625	2,836,641
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	15,640	17,110,160
United Rentals North America, Inc., Gtd. Notes(b)	8.375%		09/15/20	2,750	2,957,075
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%		02/01/21	7,025	7,587,000
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(b)	9.750%		02/01/19	7,915	7,974,362
WireCo WorldGroup, Inc., Gtd. Notes	9.500%		05/15/17	10,800	9,693,000

					253,054,802

Chemicals — 3.7%
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(b)	7.375%		05/01/21	13,395	14,399,625
Axiall Corp., Gtd. Notes	4.875%		05/15/23	2,175	2,158,688
Chemtura Corp., Gtd. Notes(b)	5.750%		07/15/21	13,847	14,037,396
Eagle Spinco, Inc., Gtd. Notes	4.625%		02/15/21	2,625	2,595,469
Hexion US Finance Corp., Sr. Sec’d. Notes	6.625%		04/15/20	11,585	10,600,275
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%		11/15/20	22,360	15,652,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes(b)	8.875%		02/01/18	9,275	8,185,187
Huntsman International LLC, Gtd. Notes, 144A(b)	5.125%		11/15/22	5,075	5,087,688
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	12,902	12,934,255
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500%		02/01/22	7,125	7,445,625
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%		04/15/21	7,575	7,347,750
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $15,507,913; purchased 12/11/12-02/20/15)(c)(d)	8.750%		12/15/20	15,445	14,132,175
Tronox Finance LLC, Gtd. Notes(b)	6.375%		08/15/20	6,481	6,335,177

					120,911,310

Consumer — 1.8%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%		10/01/22	8,625	8,916,094
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/12)(c)(d)	6.875%		06/15/19	3,100	3,247,250
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(b)	4.625%		05/15/21	5,805	5,471,212
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%		05/01/22	5,475	5,433,938
Service Corp. International, Sr. Unsec’d. Notes	5.375%		05/15/24	8,650	9,039,250
Service Corp. International, Sr. Unsec’d. Notes	5.375%		01/15/22	925	966,625
Service Corp. International, Sr. Unsec’d. Notes	7.000	%(a)	06/15/17	4,143	4,515,870
Spectrum Brands, Inc., Gtd. Notes	6.375%		11/15/20	4,200	4,452,000
Springs Industries, Inc., Sr. Sec’d. Notes(b)	6.250%		06/01/21	13,657	13,486,287
West Corp., Gtd. Notes, 144A(b)	5.375%		07/15/22	5,450	5,327,375

					60,855,901

Electric — 6.7%
AES Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	2,175	2,120,625
AES Corp., Sr. Unsec’d. Notes(b)	5.500%	03/15/24	2,400	2,394,000
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	11,925	13,236,750
AES Corp., Sr. Unsec’d. Notes	8.000%	10/15/17	1,100	1,271,875
AES Corp., Sr. Unsec’d. Notes(b)	8.000%	06/01/20	525	599,813
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	2,100	2,247,000
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	7,479	8,265,791
Calpine Corp., Sr. Unsec’d. Notes(b)	5.500%	02/01/24	11,800	11,903,250
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23	11,610	11,610,000
Calpine Corp., Sr. Unsec’d. Notes(b)	5.750%	01/15/25	7,075	7,128,062
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	3,150	3,260,250
Covanta Holding Corp., Sr. Unsec’d. Notes(b)	6.375%	10/01/22	2,450	2,621,500
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	1,555	1,652,188
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16	730	766,500
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	15,875	16,867,187
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/01/19	4,250	4,483,750
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes	7.375%	11/01/22	30,605	32,173,506
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes(b)	7.625%	11/01/24	14,130	14,801,175
Dynegy, Inc., Gtd. Notes(b)	5.875%	06/01/23	7,310	7,108,975
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500%	10/01/21	1,000	950,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.500%	10/15/18	3,350	3,417,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.875%	10/15/20	10,600	10,732,500
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,831,009; purchased 06/07/2013)(c)(d)	7.000%	06/30/23	3,900	3,773,250
Mirant Corp., Bonds(c)	7.400%	07/15/49	1,825	1,825
Mirant Mid Atlantic LLC, Series B, Pass-Through Certificates	9.125%	06/30/17	5,307	5,598,786
NRG Energy, Inc.(b)	6.250%	05/01/24	10,500	10,578,750
NRG Energy, Inc., Gtd. Notes(b)	6.250%	07/15/22	9,018	9,265,995
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	7,070	7,785,837
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	4,240	4,558,000
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	4,950	5,240,813
NRG REMA LLC, Series B, Pass-Through Certificates(c)	9.237%	07/02/17	1,693	1,812,030
NRG REMA LLC, Series C, Pass-Through Certificates	9.681%	07/02/26	6,910	7,462,800
RJS Power Holdings LLC, Gtd. Notes, 144A(b)	5.125%	07/15/19	5,625	5,540,625

				221,230,408

Energy - Integrated — 0.1%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	5,000	3,300,000

Energy - Other — 5.5%
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	1,975	1,896,000
Bonanza Creek Energy, Inc., Gtd. Notes	5.750%	02/01/23	2,300	2,116,000
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	1,675	1,628,938
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	4,375	4,156,250
California Resources Corp., Gtd. Notes, 144A(b)	5.500%	09/15/21	4,675	4,147,660
California Resources Corp., Gtd. Notes, 144A(b)	6.000%	11/15/24	19,850	17,418,375
CGG SA (France), Gtd. Notes	6.500%	06/01/21	2,125	1,694,688
CGG SA (France), Gtd. Notes	6.875%	01/15/22	1,355	1,077,225
CGG SA (France), Gtd. Notes(b)	7.750%	05/15/17	928	881,600
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	9,750	10,042,500
Compressco Partners LP/Compressco Finance, Inc., Gtd. Notes, 144A	7.250%	08/15/22	5,725	4,980,750
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	4,325	4,357,005
Denbury Resources, Inc., Gtd. Notes(b)	6.375%	08/15/21	2,565	2,417,512

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(b)	7.000%		08/15/21	3,250	3,136,250
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes(b)	9.375%		05/01/20	2,951	3,091,172
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes	6.875%		05/01/19	1,800	1,845,000
Halcon Resources Corp., Gtd. Notes	9.250%		02/15/22	1,850	1,276,500
Halcon Resources Corp., Gtd. Notes(b)	9.750%		07/15/20	1,900	1,339,500
Hercules Offshore, Inc., Gtd. Notes, 144A	8.750%		07/15/21	1,350	384,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $2,707,250; purchased 03/19/13)(c)(d)	7.625%		04/15/21	2,450	2,548,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $1,653,750; purchased 03/15/13)(b)(c)(d)	8.000%		02/15/20	1,500	1,552,500
Hornbeck Offshore Services, Inc., Gtd. Notes(b)	5.875%		04/01/20	3,622	3,114,920
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	8.500%		10/01/22	6,325	5,186,500
Laredo Petroleum, Inc., Gtd. Notes	6.250%		03/15/23	2,400	2,394,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%		03/15/21	10,920	10,101,000
Memorial Resource Development Corp., Gtd. Notes, 144A	5.875%		07/01/22	4,925	4,629,500
Newfield Exploration Co., Sr. Sub. Notes	6.875%		02/01/20	4,444	4,600,429
Newfield Exploration Co., Sr. Unsec’d. Notes(b)	5.375%		01/01/26	5,975	6,035,497
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%		01/30/22	1,875	1,954,687
Parker Drilling Co., Gtd. Notes	6.750%		07/15/22	2,070	1,640,475
Parker Drilling Co., Gtd. Notes	7.500%		08/01/20	1,975	1,594,813
PHI, Inc., Gtd. Notes	5.250%		03/15/19	3,525	3,190,125
Pioneer Energy Services Corp., Gtd. Notes	6.125%		03/15/22	2,400	1,824,000
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%		12/15/21	2,075	1,924,562
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	2,500	2,356,250
QEP Resources, Inc., Sr. Unsec’d. Notes(b)	5.250%		05/01/23	6,075	5,953,500
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%		10/01/22	2,300	2,259,750
Range Resources Corp., Gtd. Notes	5.000%		08/15/22	2,000	1,990,000
Rice Energy, Inc., Gtd. Notes, 144A	7.250%		05/01/23	4,925	4,925,000
Samson Investment Co., Gtd. Notes (original cost $11,880,531; purchased 02/08/12-09/10/14)(c)(d)	9.750	%(a)	02/15/20	11,525	3,111,750
Sanchez Energy Corp., Gtd. Notes(b)	6.125%		01/15/23	1,375	1,235,781
Sanchez Energy Corp., Gtd. Notes(b)	7.750%		06/15/21	2,160	2,095,200
SESI LLC, Gtd. Notes	6.375%		05/01/19	2,150	2,182,250
Seventy Seven Energy, Inc.	6.500%		07/15/22	2,275	1,035,125
Triangle USA Petroleum Corp., Sr. Unsec’d. Notes, 144A	6.750%		07/15/22	3,600	2,907,000
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%		11/01/20	6,900	6,003,000
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes, 144A	7.500%		02/15/23	5,975	6,094,500
Western Refining, Inc., Gtd. Notes	6.250%		04/01/21	6,608	6,574,960
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	6.000%		01/15/22	14,303	13,301,790

					182,204,539

Foods — 4.0%
Aramark Services Inc., Gtd. Notes	5.750%		03/15/20	2,785	2,910,325
B&G Foods, Inc., Gtd. Notes(b)	4.625%		06/01/21	4,025	4,019,969
CEC Entertainment, Inc.(b)	8.000%		02/15/22	11,445	11,301,937
Cott Beverages, Inc. (Canada), 144A	6.750%		01/01/20	5,350	5,537,250
Darling Ingredients, Inc., Gtd. Notes(b)	5.375%		01/15/22	4,800	4,836,000
DS Sevices Of America, Inc. (Canada), 144A	10.000%		09/01/21	3,005	3,530,875
HJ Heinz Co., 144A	4.875%		02/15/25	10,100	10,945,875
Ingles Market, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23	5,750	5,951,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,017,471; purchased 05/20/11-06/15/11)(c)(d)	7.250%		06/01/21	3,085	3,258,531

JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $9,130,750; purchased 09/13/13-10/15/13)(c)(d)	7.250%	06/01/21	9,125	9,638,281
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,273,813; purchased 06/11/14-07/10/14)(b)(c)(d)	5.875%	07/15/24	6,275	6,353,438
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $10,675,380; purchased 04/19/12-02/10/15)(c)(d)	9.375%	05/01/20	10,386	11,138,985
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(b)	10.250%	06/30/20	8,875	9,185,625
Pilgrim’s Pride Corp., Gtd. Notes, 144A(b)	5.750%	03/15/25	3,200	3,272,000
Post Holdings, Inc., Gtd. Notes(b)	7.375%	02/15/22	7,350	7,607,250
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	175	168,875
Post Holdings, Inc., Gtd. Notes, 144A(b)	6.750%	12/01/21	3,375	3,408,750
Restaurant Brands International Inc. (Canada), Sec’d. Notes, 144A(b)	6.000%	04/01/22	6,875	7,115,625
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A(b)	10.250%	12/15/20	5,250	4,537,969
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	4,375	4,681,250
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	5,125	5,374,844
SUPERVALU, Inc., Sr. Unsec’d. Notes(b)	7.750%	11/15/22	1,400	1,491,000
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $1,456,000; purchased 12/20/12)(c)(d)	8.875%	12/15/17	1,456	1,532,440
TreeHouse Foods, Inc., Gtd. Notes	4.875%	03/15/22	2,875	2,932,500

				130,730,844

Gaming — 5.7%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	9.000%	05/15/18	6,825	6,654,375
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	6,959	7,507,021
Boyd Gaming Corp., Gtd. Notes	9.125%	12/01/18	7,760	8,109,200
Caesars Entertainment Resort Properties LLC, Sr. Sec’d.(b)	8.000%	10/01/20	4,400	4,367,000
CCM Merger, Inc., Gtd. Notes, 144A (original cost $12,251,245; purchased 03/14/12-05/21/14)(c)(d)	9.125%	05/01/19	12,112	13,202,080
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	2,875	2,946,875
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	1,250	1,292,188
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(b)	8.500%	12/01/21	12,750	13,068,750
Isle of Capri Casinos, Inc., Gtd. Notes	7.750%	03/15/19	8,357	8,675,611
Isle of Capri Casinos, Inc., Gtd. Notes(b)	8.875%	06/15/20	4,598	4,965,840
MCE Finance Ltd. (Macau), Gtd. Notes, 144A	5.000%	02/15/21	4,270	3,992,450
MGM Resorts International, Gtd. Notes(b)	6.625%	12/15/21	18,915	20,203,584
MGM Resorts International, Gtd. Notes	6.750%	10/01/20	825	884,813
MGM Resorts International, Gtd. Notes	7.625%	01/15/17	650	696,313
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	7,955	9,068,700
MTR Gaming Group, Inc., Sec’d. Notes	11.500%	08/01/19	9,043	9,788,913
Penn National Gaming, Inc., Sr. Unsec’d. Notes(b)	5.875%	11/01/21	11,725	11,637,062
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	2,000	2,120,000
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.750%	04/01/22	6,775	7,537,187
Scientific Games International, Inc., 144A(b)	7.000%	01/01/22	3,200	3,272,000
Scientific Games International, Inc., 144A(b)	10.000%	12/01/22	7,650	7,152,750
Scientific Games International, Inc., Gtd. Notes(b)	6.250%	09/01/20	5,750	4,283,750
Scientific Games International, Inc., Gtd. Notes, 144A(b)	6.625%	05/15/21	20,875	15,238,750
Station Casinos LLC, Gtd. Notes(b)	7.500%	03/01/21	8,335	8,876,775
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $11,971,000; purchased 05/16/13-07/31/14)(c)(d)	6.375%	06/01/21	12,100	11,525,250
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%	10/15/21	2,850	2,700,375

				189,767,612

Healthcare & Pharmaceutical — 8.5%
Acadia Healthcare Co, Inc, Gtd. Notes, 144A(b)	5.625%	02/15/23	3,250	3,306,875
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	2,500	2,593,750
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	4,220	4,726,400
Amsurg Corp., Gtd. Notes	5.625%	07/15/22	3,450	3,527,625
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	6,525	6,916,500
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	7,280	7,539,350
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A(b)	7.000%	05/15/19	6,250	6,351,562
Catamaran Corp., Gtd. Notes	4.750%	03/15/21	2,200	2,444,750
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	6,225	6,458,437
CHS/Community Health Systems, Inc., Gtd. Notes(b)	6.875%	02/01/22	7,900	8,443,125
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	1,750	1,855,000
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	16,905	17,961,562
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	3,575	3,619,688
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	6,433	6,793,248
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	11,800	12,876,750
Endo Finance Co., Gtd. Notes, 144A	5.750%	01/15/22	2,450	2,511,250
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	2,125	2,188,750
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A	5.250%	04/01/22	4,375	4,446,094
HCA Holdings, Inc., Sr. Unsec’d. Notes(b)	7.750%	05/15/21	6,000	6,384,360
HCA, Inc., Gtd. Notes(b)	5.375%	02/01/25	5,775	6,056,531
HCA, Inc., Gtd. Notes(b)	5.875%	05/01/23	11,965	12,922,200
HCA, Inc., Gtd. Notes	7.190%	11/15/15	2,116	2,183,204
HCA, Inc., Gtd. Notes	8.000%	10/01/18	16,250	18,829,687
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	2,625	2,782,500
Healthsouth Corp.	5.750%	11/01/24	2,400	2,496,000
Healthsouth Corp., Gtd. Notes	5.125%	03/15/23	1,475	1,500,813
HealthSouth Corp., Gtd. Notes	7.750%	09/15/22	1,300	1,373,125
Kindred Escrow Corp., 144A	8.000%	01/15/20	4,725	5,070,516
Kindred Escrow Corp., 144A(b)	8.750%	01/15/23	2,625	2,874,375
Kindred Healthcare, Inc., Gtd. Notes	6.375%	04/15/22	3,506	3,536,678
LifePoint Hospitals, Inc., Gtd. Notes	5.500%	12/01/21	4,100	4,294,750
Mallinckrodt International Finance SA, Gtd. Notes(c)	4.750%	04/15/23	5,175	4,929,187
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	250	258,125
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	5,800	6,046,500
Ortho Clinical Diagnostics, Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	23,900	21,211,250
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	13,155	13,015,228
STHI Holding Corp., Sec’d. Notes, 144A (original cost $1,225,000; purchased 03/11/11)(b)(c)(d)	8.000%	03/15/18	1,225	1,270,938
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	4.375%	10/01/21	8,595	8,401,612
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	1,075	1,053,500
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	4.750%	06/01/20	2,975	3,014,984
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	4,100	4,325,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	8.125%	04/01/22	14,650	16,151,625
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(b)	5.000%	03/01/19	2,075	2,059,438
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	8,235	8,554,106
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.500%	03/01/23	1,925	1,939,438
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.625%	12/01/21	2,920	2,963,800
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	2,375	2,568,705
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	5.875%	05/15/23	1,675	1,716,875
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	6.125%	04/15/25	7,750	8,021,250

				282,367,516

Lodging — 0.8%
Hilton Worldwide Fin LLC	5.625%	10/15/21	13,800	14,524,500
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	3,700	4,125,500
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $6,405,750; purchased 07/17/14)(c)(d)	8.500%	10/15/22	5,850	6,508,125

				25,158,125

Media & Entertainment — 2.7%
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	7,389	8,090,955
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	2,475	2,685,375
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	4,000	4,480,000
Carmike Cinemas, Inc., Sec’d. Notes	7.375%	05/15/19	4,550	4,823,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	1,300	1,342,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%	06/01/24	2,100	2,147,250
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	3,144	3,128,280
Cinemark USA, Inc., Gtd. Notes(b)	5.125%	12/15/22	5,850	5,937,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,970	3,081,375
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(b)	7.625%	03/15/20	2,700	2,794,500
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	7,075	7,676,375
Gannett Co., Inc., Gtd. Notes, 144A(b)	5.500%	09/15/24	2,250	2,354,063
Gray Television, Inc., Gtd. Notes(b)	7.500%	10/01/20	7,130	7,504,325
LIN Television Corp., Gtd. Notes	6.375%	01/15/21	2,000	2,067,500
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	2,400	2,448,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes	9.750%	04/01/21	3,230	3,569,150
Mood Media Corp. (Canada), Gtd. Notes, 144A(b)	9.250%	10/15/20	3,700	3,182,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,300,000; purchased 07/30/13)(c)(d)	5.000%	08/01/18	2,300	2,383,375
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	4,350	4,469,625
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	250	251,563
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(b)	6.000%	04/01/24	3,425	3,536,312
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes(b)	6.500%	11/15/23	2,560	2,720,000
Sinclair Television Group, Inc., Gtd. Notes(b)	5.375%	04/01/21	4,850	4,977,312
Sinclair Television Group, Inc., Sr. Unsec’d. Notes(b)	6.125%	10/01/22	2,825	2,959,752

				88,610,087

Metals — 2.4%
AK Steel Corp., Gtd. Notes(b)	7.625%	05/15/20	2,000	1,720,000
AK Steel Corp., Gtd. Notes(b)	7.625%	10/01/21	5,125	4,151,250
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	4,200	4,473,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	10,175	10,933,037
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	6.250%	03/01/21	6,700	7,118,750
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	7.000%	02/25/22	7,070	7,741,650
Arch Coal, Inc., Gtd. Notes	7.250%	10/01/20	1,225	434,875
Arch Coal, Inc., Gtd. Notes	9.875%	06/15/19	2,525	744,875
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,400	1,372,000
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	4,325	3,914,125
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	4,841	4,707,873

First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(b)	7.000%		02/15/21	3,466	3,197,385
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(b)	7.250%		05/15/22	2,000	1,845,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.875%		02/01/18	1,422	1,393,778
GrafTech International Ltd., Gtd. Notes(b)	6.375%		11/15/20	2,650	2,126,625
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,974,938; purchased 11/04/14-01/29/15)(b)(c)(d)	8.250%		03/15/18	9,450	7,938,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(b)	7.875%		11/01/22	4,000	4,170,000
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.250%		11/15/22	8,367	8,283,330
Peabody Energy Corp., Gtd. Notes(b)	6.000%		11/15/18	2,775	2,192,250
Peabody Energy Corp., Gtd. Notes(b)	6.250%		11/15/21	1,125	691,875

					79,149,678

Non-Captive Finance — 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	1,600	1,607,504
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%		05/15/21	3,875	4,005,781
Aston Escrow Corp., Sr. Sec’d. Notes, 144A	9.500%		08/15/21	17,825	12,477,500
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	950	977,018
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	20,950	21,499,937
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	750	789,375
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	1,775	1,846,000
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911	%(a)	11/30/35	100	101,650
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18	525	589,313
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	4,425	4,491,375
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	2,120	2,316,100
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.250%		12/15/20	1,125	1,369,688
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.625%		01/15/22	1,525	1,932,938
International Lease Finance Corp. E-Capital Trust II Ltd., Ltd. Gtd. Notes, 144A	6.250	%(a)	12/21/65	4,250	3,995,000
Jet Equipment Trust 1994-A, Equipment Trust, 144A(c)	10.000	%(e)	06/15/15	40	31,662
Jet Equipment Trust 1994-A, Sr. Unsec’d. Notes, 144A	7.630	%(e)	08/15/12	11	—	(f)
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	5,875	5,731,062
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,375	2,428,438
Navient Corp., Sr. Unsec’d. Notes(b)	5.000%		10/26/20	1,500	1,471,875
Navient LLC, Sr. Unsec’d. Notes, MTN(b)	8.000%		03/25/20	8,625	9,574,612
OneMain Fin Holdings, Inc., 144A	6.750%		12/15/19	5,125	5,291,563
OneMain Fin Holdings, Inc., 144A	7.250%		12/15/21	9,255	9,578,925
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	9,525	9,572,625
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	1,125	1,265,625

					102,945,566

Packaging — 2.9%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%		04/15/19	4,782	4,913,505
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(b)	8.625%		06/15/19	4,927	5,133,182
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%		10/15/20	5,950	6,366,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.000%		06/30/21	1,725	1,694,813
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.250%		01/31/19	5,875	5,904,375

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.750%	01/31/21	3,635	3,680,437
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	1,350	1,437,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	988	989,471
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, Gtd. Notes, 144A	6.000%	06/15/17	5,150	5,162,875
Coveris Holdings SA, Gtd. Notes, 144A	7.875%	11/01/19	6,900	7,055,250
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	4,970	5,299,262
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	4,510	4,622,750
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,500,000; purchased 09/25/13-01/22/15)(c)(d)	6.500%	10/01/21	8,500	8,648,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%	08/15/19	11,900	12,733,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750%	10/15/20	7,280	7,525,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	6.875%	02/15/21	1,575	1,657,688
Sealed Air Corp., Gtd. Notes, 144A(b)	5.250%	04/01/23	3,500	3,648,750
Sealed Air Corp., Gtd. Notes, 144A(b)	6.500%	12/01/20	1,400	1,557,500
Sealed Air Corp., Gtd. Notes, 144A	8.375%	09/15/21	4,000	4,500,000
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	4.875%	12/01/22	3,200	3,264,000

				95,795,558

Paper — 0.4%
Domtar Corp., Gtd. Notes	10.750%	06/01/17	1,125	1,318,653
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	5,750	6,023,125
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(b)	9.000%	12/15/19	4,275	4,339,125

				11,680,903

Pipelines & Other — 2.7%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22	5,635	6,043,537
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,240	1,295,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	2,900	2,914,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A(b)	6.250%	04/01/23	4,725	4,772,250
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	4,300	4,816,000
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	4,175	4,216,750
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(b)	6.750%	01/15/22	6,345	6,455,403
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	4,284	4,423,230
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	6.250%	07/15/22	2,275	2,240,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(b)	4.875%	12/01/24	3,550	3,629,520
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	3,275	3,381,438
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%	09/01/20	4,050	4,374,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,717,000; purchased 02/25/14)(b)(c)(d)	3.900%	04/15/15	1,700	1,698,938

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,353,375; purchased 02/21/14-02/25/14)(c)(d)	5.625%		04/15/20	3,475	3,631,722
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,464,483; purchased 01/10/13-06/13/13)(c)(d)	6.000%		01/15/19	5,522	5,860,222
Selectica, Inc. (Escrow Shares)	—	%(a)(e)	12/31/49	1,350	—	(f)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%		06/01/24	5,700	5,842,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%		08/01/21	2,200	2,365,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%		04/01/23	8,950	9,218,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%		11/15/23	2,425	2,334,063
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%		02/01/21	1,000	1,047,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%		10/01/20	2,847	2,918,175
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%		10/15/21	3,025	3,115,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A	6.250%		10/15/22	2,500	2,587,500

					89,183,173

Real Estate Investment Trusts — 1.4%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%		02/15/19	15,525	16,184,812
CTR Partnership LP/Caretrust Capital Corp., Gtd. Notes	5.875%		06/01/21	2,125	2,167,500
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%		11/15/22	375	398,438
DuPont Fabros Technology LP, Gtd. Notes	5.875%		09/15/21	4,125	4,259,062
Felcor Lodging LP, Sr. Sec’d. Notes(b)	5.625%		03/01/23	2,425	2,503,813
Felcor Lodging LP, Sr. Sec’d. Notes	6.750%		06/01/19	985	1,021,938
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%		05/01/24	3,275	3,479,687
Omega Healthcare Investors, Inc., Gtd. Notes	6.750%		10/15/22	475	501,719
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21	2,800	2,863,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	4,300	4,547,250
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(b)	5.500%		02/01/21	2,950	3,145,438
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%		12/15/21	5,875	6,833,412

					47,906,069

Retailers — 4.0%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(b)	9.250%		08/01/19	6,375	6,757,500
Claire’s Stores, Inc., Gtd. Notes, 144A(b)	7.750%		06/01/20	2,350	951,750
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%		03/15/20	2,400	2,016,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%		03/15/19	8,800	7,986,000
CST Brands, Inc., Gtd. Notes	5.000%		05/01/23	3,400	3,468,000
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20	9,550	9,961,338
Family Tree Escrow LLC, Sr. Unsec’d. Notes, 144A	5.750%		03/01/23	2,675	2,815,437
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $9,346,625; purchased 06/06/13-12/03/14)(c)(d)	9.250%		06/15/21	9,150	9,904,875
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%		05/15/19	1,000	1,022,500
L Brands, Inc., Gtd. Notes	5.625%		02/15/22	5,685	6,253,500
Men’s Wearhouse, Inc. (The), Gtd. Notes, 144A(b)	7.000%		07/01/22	7,800	8,209,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	7.500%		08/01/18	1,848	1,884,960
Murphy Oil USA, Inc., Gtd. Notes	6.000%		08/15/23	2,000	2,145,000
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(b)	8.000%		10/15/21	22,966	24,343,960

Pantry, Inc. (The), Gtd. Notes	8.375%		08/01/20	17,125	19,436,875
Petsmart, Inc., Sr. Unsec’d. Notes, 144A(b)	7.125%		03/15/23	9,195	9,528,319
PVH Corp., Sr. Unsec’d. Notes(b)	4.500%		12/15/22	2,950	2,994,250
Rite Aid Corp., Gtd. Notes, 144A	6.125%		04/01/23	9,950	10,198,750
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(b)	8.500%		12/01/17	2,661	2,690,936

					132,569,450

Technology — 10.4%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%		09/15/21	750	798,750
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(b)	6.750%		11/15/20	5,375	5,724,375
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	2,550	2,830,500
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%		10/15/18	5,355	5,395,162
Audatex North America, Inc., Gtd. Notes, 144A	6.000%		06/15/21	11,675	12,346,312
Avaya, Inc., Sec’d. Notes, 144A(b)	10.500%		03/01/21	16,050	13,642,500
Avaya, Inc., Sr. Sec’d. Notes, 144A(b)	7.000%		04/01/19	3,905	3,875,712
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		07/15/21	15,820	14,475,300
BMC Software Finance, Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	9.000%		10/15/19	17,560	14,487,000
Brightstar Corp., Gtd. Notes, 144A (original cost $3,345,000; purchased 11/23/10)(c)(d)	9.500%		12/01/16	3,345	3,503,887
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $9,408,490; purchased 07/26/13-08/09/13)(c)(d)	7.250%		08/01/18	9,500	10,141,250
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24	12,814	13,422,665
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,950,000; purchased 03/21/13)(b)(c)(d)	11.000%		03/15/21	1,950	2,018,250
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%		06/01/20	22,980	23,554,500
CommScope, Inc., Gtd. Notes, 144A	5.500%		06/15/24	3,350	3,350,000
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	4,400	4,686,000
First Data Corp., Gtd. Notes	10.625%		06/15/21	9,444	10,742,550
First Data Corp., Gtd. Notes	11.250%		01/15/21	4,650	5,289,375
First Data Corp., Gtd. Notes	11.750%		08/15/21	27,331	31,601,469
First Data Corp., Gtd. Notes	12.625%		01/15/21	20,687	24,514,095
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%		11/01/20	132	140,580
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	4,420	4,812,275
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $9,635,844; purchased 04/03/14-03/19/15)(b)(c)(d)	7.125%		05/01/21	9,606	9,512,918
Infor US, Inc., Sr. Unsec’d. Notes, 144A (original cost $10,700,000; purchased 03/18/15)(c)(d)	6.500%		05/15/22	10,700	10,967,500
Interactive Data Corp., Gtd. Notes, 144A	5.875%		04/15/19	500	504,375
Interactive Data Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17	9,154	9,199,770
Micron Technology, Inc., 144A(b)	5.250%		08/01/23	12,100	12,311,750
NCR Corp., Gtd. Notes	5.875%		12/15/21	2,100	2,189,250
Nortel Networks Ltd. (Canada), Gtd. Notes	10.125	%(a)(e)	07/15/13	3,050	3,381,688
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%		08/15/20	11,075	11,185,750
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21	4,660	4,927,950
Presidio Holdings, Inc., Sr. Unsec’d. Notes, 144A	10.250%		02/15/23	5,300	5,286,750
Riverbed Technology, Inc., Gtd. Notes, 144A	8.875%		03/01/23	8,100	8,120,250
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(b)	4.875%		10/15/23	6,075	6,242,062
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%		10/01/25	3,625	3,674,844
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%		01/15/19	12,360	13,256,100
SunGard Data Systems, Inc., Gtd. Notes(b)	6.625%		11/01/19	7,100	7,313,000
SunGard Data Systems, Inc., Gtd. Notes	7.625%		11/15/20	713	753,998
Syniverse Holdings, Inc., Gtd. Notes	9.125%		01/15/19	4,830	4,757,550
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	8.125%		06/15/18	750	769,688

TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	9.625%	06/15/18	18,100	18,281,000

				343,988,700

Telecommunications — 5.5%
Altice Financing SA (Luxembourg), 144A(b)	6.625%	02/15/23	6,325	6,514,750
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,650	1,691,250
Altice SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	4,050	4,057,594
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	4,000	4,160,000
CenturyLink, Inc., Series Q, Sr. Unsec’d. Notes	6.150%	09/15/19	3,031	3,288,635
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23	5,150	5,407,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	3,100	2,836,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	6,100	6,109,150
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	5,250	5,085,937
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	6,315	7,122,057
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	6.250%	09/15/21	1,525	1,528,813
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	7.125%	01/15/23	1,950	1,993,875
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	8.500%	04/15/20	250	280,625
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	4,400	4,884,000
Level 3 Financing, Inc., Gtd. Notes	7.000%	06/01/20	3,625	3,869,687
Level 3 Financing, Inc., Gtd. Notes(b)	8.625%	07/15/20	2,250	2,438,437
Level 3 Financing, Inc., Gtd. Notes, 144A(c)	5.625%	02/01/23	1,775	1,823,813
Northwestern Bell Telephone, Sr. Unsec’d. Notes	7.750%	05/01/30	750	825,089
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	16,670	15,294,725
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	14,940	15,444,225
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,656	3,047,760
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	6.000%	11/15/22	1,325	1,258,750
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	2,075	2,107,422
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	9.125%	03/01/17	2,250	2,458,125
Sprint Corp., Gtd. Notes(b)	7.625%	02/15/25	8,000	7,960,000
Sprint Corp., Gtd. Notes(b)	7.125%	06/15/24	9,650	9,408,750
Sprint Corp., Gtd. Notes	7.875%	09/15/23	6,305	6,431,100
T-Mobile USA, Inc., Gtd. Notes(b)	6.375%	03/01/25	7,350	7,584,465
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	695	716,719
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,650	5,918,375
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	8,525	8,929,937
Wind Acquisition Finance SA (Italy), Gtd. Notes, 144A	7.375%	04/23/21	13,425	13,928,437
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A(b)	6.500%	04/30/20	1,500	1,590,000
Windstream Corp., Gtd. Notes(b)	6.375%	08/01/23	6,675	5,990,812
Windstream Corp., Gtd. Notes(b)	7.500%	06/01/22	925	892,625
Windstream Corp., Gtd. Notes(b)	7.500%	04/01/23	3,860	3,686,300
Windstream Corp., Gtd. Notes(b)	7.750%	10/15/20	1,510	1,545,863
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20	3,000	3,397,500

				181,509,602

Tobacco — 0.2%
Vector Group Ltd., Gtd. Notes	7.750%	02/15/21	5,290	5,627,238

Transportation — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%	06/01/22	6,650	6,716,367
Hertz Corp. (The), Gtd. Notes	5.875%	10/15/20	1,375	1,412,812
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	2,200	2,271,500
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $9,469,750; purchased 12/07/12-12/12/13)(c)(d)	8.375%	12/15/18	9,270	9,640,800
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	5,850	5,455,125

XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19	5,625	5,955,469

				31,452,073

TOTAL CORPORATE BONDS (cost $3,101,047,925)				3,106,559,342

			Shares
COMMON STOCKS
Cable
Adelphia Recovery Trust*(c)			500,000	500

Media
DEX Media, Inc.*(b)			36,485	152,872

Telecommunications
Hawaiian Telcom Holdco, Inc.			9,027	240,389
Netia SA (Poland)*			227,114	353,602

				593,991

TOTAL COMMON STOCKS (cost $24,760,200)				747,363

PREFERRED STOCKS — 0.1%
Banking — 0.1%
Goldman Sachs Group, Inc. (The)			87,000	2,324,640
Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 09/25/00)*(c)(d)			3,000	129,000
Cable
Adelphia Communications Corp. (Class A Stock)*			5,000	5

TOTAL PREFERRED STOCKS (cost $2,179,765)				2,453,645

			Units
WARRANTS*(g)
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17			5,557	56

TOTAL LONG-TERM INVESTMENTS (cost $3,204,223,227)				3,185,291,236

SHORT-TERM INVESTMENTS — 20.4%

			Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $5,093,101)			536,571	5,006,209
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $669,263,654; includes $595,945,156 of cash collateral for securities on loan)			669,263,654	669,263,654

TOTAL SHORT-TERM INVESTMENTS (cost $674,356,755)				674,269,863

TOTAL INVESTMENTS — 116.9% (cost $3,878,579,982)	3,859,561,099
Liabilities in excess of other assets(h) — (16.9)%	(557,517,681)

NET ASSETS — 100.0%	$3,302,043,418

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $583,259,230; cash collateral of $595,945,156 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security or securities that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate cost of the securities is $270,179,431. The aggregate value of $259,083,555 is approximately 7.8% of net assets.
(e)	Represents issuer in default on interest payments. Non-income producing security. Such security may be post maturity.
(f)	Less than $0.50.
(g)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at March 31, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2015(4)	Fair Value(2)(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	3,150	4.580%	$116,720	$—	$ 116,720	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2015(2)	Unrealized Appreciation(5)
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.23.V3	12/20/19	5.000%	29,400	$1,484,700	$2,405,200	$920,500

Cash of $1,500,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contract at March 31, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreements, the Portfolio will either (i) pay to buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices services as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$13,464,607	$—
Residential Mortgage-Backed Securities	—	809,637	—
Bank Loans	—	49,202,354	10,498,750
Collateralized Mortgage Obligations	—	1,555,482	—
Corporate Bonds	—	3,093,464,269	13,095,073
Common Stocks	746,863	—	500
Preferred Stocks	2,324,640	—	129,005
Warrants	—	—	56
Affiliated Mutual Funds	674,269,863	—	—
Other Financial Instruments*
Credit Default Swap Agreements
Over-the-counter credit default swaps	—	116,720	—
Exchange-Traded credit default swaps	—	920,500	—

Total	$677,341,366	$3,159,533,569	$23,723,384

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stock	Preferred Stocks	Warrants
Balance as of 12/31/14	$15,600,203	$12,007,067	$500	$174,005	$56
Realized gain (loss)	(327,772)	6,183	—	—	—
Change in unrealized appreciation (depreciation)*	386,874	21,468	—	(45,000)	—
Purchases	—	1,087,500	—	—	—
Sales	(840,428)	(11,252)	—	—	—
Accrued discount/premium	6,701	(15,893)	—	—	—
Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	(4,326,828)	—	—	—	—

Balance as of 3/31/15	$10,498,750	$13,095,073	$500	$129,005	$56

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value of which, $363,342 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of March 31, 2015	Valuation Methodology	Unobservable Inputs
Common Stock	$500	Stale pricing	Unadjusted last trade price
Preferred Stock	129,005	Stale pricing	Unadjusted last trade price
Warrants	56	Stale pricing	Unadjusted last trade price
Corporate Bond	33,487	Discount pricing	Discretionary discount rate
Corporate Bond	13,061,586	Market approach	Single broker indicative quote
Bank Loan	10,498,750	Market approach	Single broker indicative quote

	$23,723,384

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loan	$4,326,828	L3 to L2	Single broker quote to multiple brokers

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 1.0%
Boeing Co. (The)	15,587	$2,339,297

Automobiles — 1.8%
Tesla Motors, Inc.*(a)	22,328	4,214,857

Banks — 3.3%
JPMorgan Chase & Co.	91,944	5,569,968
PNC Financial Services Group, Inc. (The)	25,256	2,354,869

		7,924,837

Biotechnology — 6.0%
Biogen Idec, Inc.*	17,625	7,441,980
Celgene Corp.*	61,018	7,034,155

		14,476,135

Chemicals — 3.0%
FMC Corp.	49,572	2,837,997
Monsanto Co.	39,055	4,395,250

		7,233,247

Consumer Finance — 1.9%
SLM Corp.	482,530	4,477,878

Electric Utilities — 1.7%
FirstEnergy Corp.	119,607	4,193,421

Electrical Equipment — 1.8%
Eaton Corp. PLC	65,235	4,432,066

Energy Equipment & Services — 1.4%
Halliburton Co.	78,930	3,463,448

Food & Staples Retailing — 2.6%
Kroger Co. (The)	82,585	6,330,966

Food Products — 4.2%
Bunge Ltd.	57,484	4,734,382
Mondelez International, Inc. (Class A Stock)	150,737	5,440,099

		10,174,481

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	112,872	5,399,796

Insurance — 2.1%
MetLife, Inc.	100,080	5,059,044

Internet & Catalog Retail — 3.0%
Amazon.com, Inc.*	19,531	7,267,485

Internet Software & Services — 14.9%
Facebook, Inc. (Class A Stock)*	148,717	12,226,768
Google, Inc. (Class A Stock)*	5,594	3,102,992
Google, Inc. (Class C Stock)*	6,690	3,666,120
LinkedIn Corp. (Class A Stock)*	30,169	7,538,026
Tencent Holdings Ltd. (China), ADR	323,898	6,144,345
Twitter, Inc.*	66,926	3,351,654

		36,029,905

IT Services — 5.3%
FleetCor Technologies, Inc.*	28,052	4,233,608

MasterCard, Inc. (Class A Stock)	50,510	4,363,559
Visa, Inc. (Class A Stock)(a)	64,996	4,251,388

		12,848,555

Machinery — 1.1%
SPX Corp.	30,091	2,554,726

Media — 5.5%
Comcast Corp. (Class A Stock)	76,846	4,339,494
Walt Disney Co. (The)	86,261	9,047,916

		13,387,410

Multiline Retail — 2.2%
Target Corp.	63,308	5,195,688

Oil, Gas & Consumable Fuels — 2.9%
Anadarko Petroleum Corp.	39,762	3,292,691
Noble Energy, Inc.	73,502	3,594,248

		6,886,939

Pharmaceuticals — 12.6%
Actavis PLC*	46,949	13,972,961
Bayer AG (Germany), ADR	34,720	5,217,201
Merck & Co., Inc.	46,558	2,676,154
Shire PLC (Ireland), ADR	36,040	8,624,012

		30,490,328

Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.	200,925	4,532,868

Software — 4.9%
Microsoft Corp.	89,567	3,641,346
salesforce.com, inc.*	123,529	8,252,973

		11,894,319

Specialty Retail — 1.5%
Inditex SA (Spain), ADR	233,680	3,726,028

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	87,114	10,839,595
Hewlett-Packard Co.	119,893	3,735,866

		14,575,461

Textiles, Apparel & Luxury Goods — 3.0%
Under Armour, Inc. (Class A Stock)*(a)	88,755	7,166,966

TOTAL LONG-TERM INVESTMENTS (cost $182,681,906)		236,276,151

SHORT-TERM INVESTMENT — 7.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $17,109,738; includes $12,632,714 of cash collateral for securities on loan)(b)(c)	17,109,738	17,109,738

TOTAL INVESTMENTS — 104.9% (cost $199,791,644)	253,385,889
Liabilities in excess of other assets — (4.9)%	(11,856,971)

NET ASSETS — 100.0%	$241,528,918

See the Glossary for abbrevations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,391,724; cash collateral of $12,632,714 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,339,297	$—	$—
Automobiles	4,214,857	—	—
Banks	7,924,837	—	—
Biotechnology	14,476,135	—	—
Chemicals	7,233,247	—	—
Consumer Finance	4,477,878	—	—
Electric Utilities	4,193,421	—	—
Electrical Equipment	4,432,066	—	—
Energy Equipment & Services	3,463,448	—	—
Food & Staples Retailing	6,330,966	—	—
Food Products	10,174,481	—	—
Hotels, Restaurants & Leisure	5,399,796	—	—
Insurance	5,059,044	—	—
Internet & Catalog Retail	7,267,485	—	—
Internet Software & Services	36,029,905	—	—
IT Services	12,848,555	—	—
Machinery	2,554,726	—	—
Media	13,387,410	—	—
Multiline Retail	5,195,688	—	—
Oil, Gas & Consumable Fuels	6,886,939	—	—
Pharmaceuticals	30,490,328	—	—
Semiconductors & Semiconductor Equipment	4,532,868	—	—
Software	11,894,319	—	—
Specialty Retail	3,726,028	—	—
Technology Hardware, Storage & Peripherals	14,575,461	—	—
Textiles, Apparel & Luxury Goods	7,166,966	—	—
Affiliated Money Market Mutual Fund	17,109,738	—	—

Total	$253,385,889	$—	$—

Jennison Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 1.9%
Boeing Co. (The)	217,699	$32,672,266

Automobiles — 1.2%
Tesla Motors, Inc.*(a)	104,765	19,776,489

Beverages
Monster Beverage Corp.*	5,790	801,307

Biotechnology — 8.4%
Alexion Pharmaceuticals, Inc.*	121,266	21,015,398
Biogen Idec, Inc.*	109,310	46,155,054
Celgene Corp.*	282,094	32,519,796
Gilead Sciences, Inc.*	216,715	21,266,243
Incyte Corp. Ltd.*	56,375	5,167,333
Vertex Pharmaceuticals, Inc.*	139,496	16,456,343

		142,580,167

Capital Markets — 1.0%
Morgan Stanley	490,345	17,500,413

Chemicals — 2.0%
Monsanto Co.	223,330	25,133,558
Sherwin-Williams Co. (The)	27,953	7,952,629

		33,086,187

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	177,905	18,395,377

Energy Equipment & Services — 1.0%
Schlumberger Ltd.	202,002	16,855,047

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	210,743	31,926,511
Kroger Co. (The)	228,548	17,520,490

		49,447,001

Food Products — 1.6%
Mead Johnson Nutrition Co.	127,252	12,792,643
Mondelez International, Inc. (Class A Stock)	396,164	14,297,559

		27,090,202

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	616,625	28,568,236

Hotels, Restaurants & Leisure — 4.1%
Chipotle Mexican Grill, Inc.*	24,566	15,981,165
Marriott International, Inc. (Class A Stock)	312,934	25,134,859
Starbucks Corp.	291,111	27,568,212

		68,684,236

Internet & Catalog Retail — 7.1%
Amazon.com, Inc.*	127,293	47,365,725
Netflix, Inc.*	61,480	25,618,101
Priceline Group, Inc. (The)*	25,547	29,740,540
TripAdvisor, Inc.*	127,916	10,638,774
Vipshop Holdings Ltd. (China)*(a)	209,763	6,175,423

		119,538,563

Internet Software & Services — 13.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	354,184	29,482,276
Facebook, Inc. (Class A Stock)*	745,654	61,303,944
Google, Inc. (Class A Stock)*	45,570	25,277,679
Google, Inc. (Class C Stock)*	52,046	28,521,208
LendingClub Corp.*(a)	70,633	1,387,938
LinkedIn Corp. (Class A Stock)*	138,403	34,581,374
Tencent Holdings Ltd. (China)	1,416,494	26,899,104
Twitter, Inc.*	484,363	24,256,899

		231,710,422

IT Services — 7.2%
FleetCor Technologies, Inc.*	139,654	21,076,581
MasterCard, Inc. (Class A Stock)	667,718	57,684,158
Visa, Inc. (Class A Stock)(a)	652,353	42,670,410

		121,431,149

Life Sciences Tools & Services — 1.5%
Illumina, Inc.*	138,538	25,718,194

Media — 3.1%
Time Warner, Inc.	179,474	15,154,785
Walt Disney Co. (The)	351,481	36,866,842

		52,021,627

Oil, Gas & Consumable Fuels — 2.2%
Concho Resources, Inc.*	176,066	20,409,571
EOG Resources, Inc.	182,229	16,708,577

		37,118,148

Pharmaceuticals — 8.2%
Actavis PLC*	129,340	38,494,171
Bristol-Myers Squibb Co.	586,108	37,803,966
Novo Nordisk A/S (Denmark), ADR	640,508	34,196,722
Shire PLC (Ireland), ADR	118,919	28,456,128

		138,950,987

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	208,893	19,667,276

Road & Rail — 2.4%
Canadian Pacific Railway Ltd. (Canada)	104,809	19,148,604
Union Pacific Corp.	197,123	21,350,392

		40,498,996

Semiconductors & Semiconductor Equipment — 1.9%
ARM Holdings PLC (United Kingdom), ADR	449,293	22,150,145
NXP Semiconductors NV (Netherlands)*(a)	103,978	10,435,232

		32,585,377

Software — 8.4%
Adobe Systems, Inc.*	378,392	27,978,305
FireEye, Inc.*(a)	229,131	8,993,392
Red Hat, Inc.*	337,791	25,587,668
salesforce.com, inc.*	508,798	33,992,794
Splunk, Inc.*	270,330	16,003,536
VMware, Inc. (Class A Stock)*(a)	130,781	10,725,350
Workday, Inc. (Class A Stock)*(a)	215,498	18,190,186

		141,471,231

Specialty Retail — 5.1%
Inditex SA (Spain)	906,446	29,101,955
O’Reilly Automotive, Inc.*(a)	101,820	22,017,557

Tiffany & Co.	182,877	16,095,005
TJX Cos., Inc. (The)	271,626	19,027,401

		86,241,918

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	796,539	99,113,348

Textiles, Apparel & Luxury Goods — 4.8%
Luxottica Group SpA (Italy)	269,683	17,080,495
NIKE, Inc. (Class B Stock)	422,824	42,421,932
Under Armour, Inc. (Class A Stock)*(a)	275,550	22,250,662

		81,753,089

TOTAL LONG-TERM INVESTMENTS (cost $896,114,689)		1,683,277,253

SHORT-TERM INVESTMENT — 10.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $168,502,178; includes $162,705,178 of cash collateral for securities on loan)(b)(c)	168,502,178	168,502,178

TOTAL INVESTMENTS — 109.6% (cost $1,064,616,867)		1,851,779,431
Liabilities in excess of other assets — (9.6)%		(162,695,719)

NET ASSETS — 100.0%		$1,689,083,712

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $158,058,126; cash collateral of $162,705,178 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$32,672,266	$—	$—
Automobiles	19,776,489	—	—
Beverages	801,307	—	—
Biotechnology	142,580,167	—	—
Capital Markets	17,500,413	—	—
Chemicals	33,086,187	—	—
Diversified Financial Services	18,395,377	—	—
Energy Equipment & Services	16,855,047	—	—
Food & Staples Retailing	49,447,001	—	—
Food Products	27,090,202	—	—

Health Care Equipment & Supplies	28,568,236	—	—
Hotels, Restaurants & Leisure	68,684,236	—	—
Internet & Catalog Retail	119,538,563	—	—
Internet Software & Services	204,811,318	26,899,104	—
IT Services	121,431,149	—	—
Life Sciences Tools & Services	25,718,194	—	—
Media	52,021,627	—	—
Oil, Gas & Consumable Fuels	37,118,148	—	—
Pharmaceuticals	138,950,987	—	—
Real Estate Investment Trusts (REITs)	19,667,276	—	—
Road & Rail	40,498,996	—	—
Semiconductors & Semiconductor Equipment	32,585,377	—	—
Software	141,471,231	—	—
Specialty Retail	57,139,963	29,101,955	—
Technology Hardware, Storage & Peripherals	99,113,348	—	—
Textiles, Apparel & Luxury Goods	64,672,594	17,080,495	—
Affiliated Money Market Mutual Fund	168,502,178	—	—

Total	$1,778,697,877	$73,081,554	$—

Money Market Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 20.9%
Bank of America NA	0.200%		05/04/15	3,000	$3,000,000
Bank of America NA	0.250%		05/12/15	5,000	5,000,000
Bank of America NA	0.262	%(a)	08/03/15	4,000	4,000,000
Bank of Montreal	0.180%		06/15/15	3,000	3,000,000
Bank of Montreal	0.190%		04/16/15	6,000	6,000,000
Bank of Montreal	0.266	%(a)	07/06/15	1,000	1,000,003
Bank of Nova Scotia	0.263	%(a)	08/03/15	2,000	2,000,000
Bank of Nova Scotia	0.317	%(a)	03/10/16	2,000	2,000,000
Bank of Nova Scotia	0.372	%(a)	01/11/16	8,000	8,004,512
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.314	%(a)	08/25/15	6,000	6,000,000
BNP Paribas SA	0.495	%(a)	04/10/15	8,000	8,000,000
Canadian Imperial Bank of Commerce	0.255	%(a)	05/06/15	2,000	2,000,000
Canadian Imperial Bank of Commerce	0.262	%(a)	08/28/15	2,000	2,000,000
Canadian Imperial Bank of Commerce	0.304	%(a)	03/14/16	4,000	4,000,000
Canadian Imperial Bank of Commerce	0.375	%(a)	03/24/16	2,800	2,802,099
DNB Bank ASA	0.210%		06/05/15	2,000	2,000,000
HSBC Bank USA NA	0.276	%(a)	10/28/15	3,000	3,000,000
Mizuho Bank Ltd.	0.270%		06/15/15	6,000	6,000,000
Rabobank Nederland	0.303	%(a)	04/14/15	3,000	3,000,000
Rabobank Nederland	0.311	%(a)	05/29/15	6,000	6,000,039
Royal Bank of Canada	0.297	%(a)	12/11/15	5,000	5,000,000
Royal Bank of Canada	0.298	%(a)	02/12/16	4,000	4,000,000
Skandinaviska Enskilda Banken AB	0.292	%(a)	07/10/15	4,000	4,000,000
State Street Bank & Trust Co.	0.305	%(a)	10/01/15	6,000	6,000,000
Sumitomo Mitsui Banking Corp.	0.250%		04/29/15	4,000	4,000,062
Sumitomo Mitsui Banking Corp.	0.260%		04/10/15	8,000	8,000,000
Svenska Handelsbanken AB	0.180%		04/16/15	6,000	6,000,000
Svenska Handelsbanken AB	0.185%		04/13/15	8,000	8,000,000
Svenska Handelsbanken AB	0.185%		05/06/15	3,000	3,000,015
Svenska Handelsbanken AB	0.225%		07/13/15	3,000	3,000,214
Toronto-Dominion Bank (The)	0.180%		06/08/15	10,000	10,000,000
Toronto-Dominion Bank (The)	0.265	%(a)	10/06/15	10,000	10,000,000
U.S. Bank NA	0.236	%(a)	07/27/15	5,000	5,000,000
U.S. Bank NA	0.273	%(a)	10/30/15	5,000	5,000,000
Wells Fargo Bank NA	0.258	%(a)	05/12/15	3,000	3,000,000
Wells Fargo Bank NA	0.281	%(a)	08/20/15	3,000	3,000,000

					165,806,944

COMMERCIAL PAPER — 23.0%
ABN AMRO Funding USA LLC, 144A	0.193	%(b)	04/02/15	1,000	999,995
Caisse Centrale Desjardins du Quebec, 144A	0.257	%(a)	10/22/15	10,000	10,000,000
CDP Financial, Inc., 144A	0.183	%(b)	04/06/15	2,000	1,999,950
CDP Financial, Inc., 144A	0.193	%(b)	07/07/15	8,000	7,995,904
Commonwealth Bank of Australia, 144A	0.253	%(a)	04/23/15	8,000	8,000,000
CPPIB Capital, Inc., 144A	0.142	%(b)	05/19/15	6,000	5,998,880
CPPIB Capital, Inc., 144A	0.162	%(b)	04/06/15	7,000	6,999,845
DNB Bank ASA, 144A	0.234	%(b)	04/20/15	1,100	1,099,866
European Investment Bank	0.149	%(b)	05/20/15	6,000	5,998,799
European Investment Bank	0.162	%(b)	05/26/15	6,000	5,998,533
General Electric Capital Corp.	0.203	%(b)	04/20/15	3,000	2,999,683
HSBC Bank PLC, 144A	0.245	%(a)	05/07/15	3,000	3,000,000
HSBC USA, Inc.	0.244	%(b)	04/27/15	7,000	6,998,786
Illinois Tool Works, Inc.	0.101	%(b)	04/01/15	13,000	13,000,000
International Finance Corp.	0.101	%(b)	06/01/15	2,000	1,999,661
International Finance Corp.	0.112	%(b)	05/11/15	5,000	4,999,389

JPMorgan Securities LLC, 144A	0.356	%(a)	10/20/15	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.372	%(a)	09/02/15	2,000	2,000,000
JPMorgan Securities LLC, 144A	0.375	%(a)	08/07/15	4,000	4,000,000
National Oilwell Varco, Inc., 144A	0.162	%(b)	04/29/15	7,000	6,999,129
PNC Bank NA	0.203	%(b)	06/08/15	7,000	6,997,355
PNC Bank NA	0.285	%(b)	07/01/15	1,000	999,292
PNC Bank NA	0.310%		05/20/15	2,000	2,000,000
Province of Quebec, 144A	0.112	%(b)	04/06/15	1,200	1,199,982
PSP Capital, Inc., 144A	0.152	%(b)	06/15/15	4,000	3,998,750
PSP Capital, Inc., 144A	0.183	%(b)	04/24/15	5,000	4,999,425
Schlumberger Investment SA, 144A	0.193	%(b)	04/16/15	1,000	999,921
Siemens Captial Co., LLC, 144A	0.132	%(b)	04/28/15	4,000	3,999,610
Skandinaviska Enskilda Banken AB, 144A	0.259	%(b)	04/16/15	4,000	3,999,575
Skandinaviska Enskilda Banken AB, 144A	0.264	%(b)	04/14/15	4,000	3,999,625
Standard Chartered Bank, 144A	0.274	%(b)	04/27/15	3,000	2,999,415
State Street Corp.	0.203	%(b)	04/06/15	2,000	1,999,944
State Street Corp.	0.203	%(b)	05/12/15	2,000	1,999,544
State Street Corp.	0.203	%(b)	07/09/15	6,000	5,996,700
Swedbank AB	0.193	%(b)	05/04/15	7,000	6,998,781
Toyota Motor Credit Corp.	0.245	%(a)	04/09/15	3,000	3,000,000
Toyota Motor Credit Corp.	0.263	%(a)	10/30/15	2,000	2,000,000
U.S. Bank NA	0.173	%(b)	05/11/15	7,000	6,998,678
United Technologies Corp., 144A	0.132	%(b)	05/20/15	7,000	6,998,761
United Technologies Corp., 144A	0.142	%(b)	05/29/15	4,000	3,999,098
Westpac Banking Corp., 144A	0.263	%(a)	04/29/15	3,000	3,000,000

					183,272,876

OTHER CORPORATE OBLIGATIONS — 8.7%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.737	%(a)	09/11/15	3,200	3,206,232
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.312	%(a)	09/03/15	4,000	4,000,819
Export Development Canada, Unsec’d. Notes, MTN, 144A	0.168	%(a)	11/12/15	3,000	2,999,742
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.851	%(a)	01/08/16	4,140	4,158,644
Inter-American Development Bank, Sr. Unsec’d. Notes, MTN	0.178	%(a)	07/29/15	3,000	3,000,000
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.174	%(a)	09/14/15	1,000	999,996
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN	0.175	%(a)	08/07/15	7,000	7,000,021
International Finance Corp., Sr. Unsec’d. Notes	0.176	%(a)	08/27/15	9,000	8,999,730
International Finance Corp., Sr. Unsec’d. Notes	2.750%		04/20/15	2,000	2,002,612
KFW, Gov’t. Gtd. Notes	0.235	%(a)	07/09/15	2,000	2,000,341
Province of Ontario, Sr. Unsec’d. Notes	0.950%		05/26/15	10,360	10,371,584
Province of Ontario, Sr. Unsec’d. Notes	2.700%		06/16/15	2,000	2,010,282
Toronto-Dominion Bank (The), Sr. Unsec’d. Notes, MTN	0.436	%(a)	05/01/15	2,500	2,500,490
Total Capital Canada Ltd., Gtd. Notes	0.633	%(a)	01/15/16	2,600	2,607,784
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.261	%(a)	08/26/15	6,000	6,000,000
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.537	%(a)	07/20/15	7,000	7,005,975

					68,864,252

TIME DEPOSITS — 3.3%
Australia & New Zealand Banking Group Ltd.	0.260%		04/01/15	12,000	12,000,000
U.S. Bank NA	0.130%		04/01/15	14,516	14,516,000

					26,516,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.8%
Federal Farm Credit Bank	0.153	%(a)	02/03/16	3,000	3,000,132
Federal Farm Credit Bank	0.172	%(a)	10/01/15	3,000	3,000,533
Federal Farm Credit Bank	0.203	%(a)	06/26/15	7,000	7,001,169

Federal Farm Credit Bank	0.206	%(a)	07/27/15	2,000	2,000,473
Federal Home Loan Bank	0.059	%(b)	04/10/15	9,300	9,299,864
Federal Home Loan Bank	0.060	%(b)	04/08/15	2,000	1,999,977
Federal Home Loan Bank	0.062	%(b)	04/24/15	10,000	9,999,606
Federal Home Loan Bank	0.064	%(b)	04/29/15	10,000	9,999,510
Federal Home Loan Bank	0.066	%(b)	04/20/15	2,787	2,786,904
Federal Home Loan Bank	0.070%		04/29/15	6,000	5,999,857
Federal Home Loan Bank	0.071	%(b)	05/01/15 - 05/12/15	21,000	20,998,540
Federal Home Loan Bank	0.072	%(b)	05/27/15	39,000	38,995,675
Federal Home Loan Bank	0.076	%(b)	05/15/15	15,000	14,998,618
Federal Home Loan Bank	0.078	%(b)	05/20/15	12,000	11,998,742
Federal Home Loan Bank	0.081	%(b)	05/06/15 - 05/13/15	10,500	10,499,108
Federal Home Loan Bank	0.084	%(b)	06/24/15	15,000	14,997,095
Federal Home Loan Bank	0.088	%(b)	04/15/15	8,000	7,999,729
Federal Home Loan Bank	0.092	%(b)	04/17/15	9,700	9,699,608
Federal Home Loan Bank	0.096	%(b)	04/22/15	14,000	13,999,224
Federal Home Loan Bank	0.112	%(b)	04/27/15	3,000	2,999,762
Federal Home Loan Bank	0.122	%(a)	04/02/15	4,000	4,000,000
Federal Home Loan Bank	0.123	%(a)	05/12/15	2,000	1,999,985
Federal Home Loan Bank	0.128	%(a)	05/28/15	6,000	5,999,964
Federal Home Loan Bank	0.129	%(a)	06/25/15	5,000	4,999,953
Federal Home Loan Bank	0.135	%(a)	07/10/15	5,000	5,000,000
Federal Home Loan Bank	0.140	%(a)	08/10/15	5,000	4,999,958
Federal Home Loan Bank	0.148	%(a)	01/21/16	6,000	5,999,757
Federal Home Loan Bank	0.149	%(a)	12/24/15	5,000	4,999,153
Federal Home Loan Bank	0.154	%(a)	11/25/15 - 01/25/16	19,000	19,001,140
Federal Home Loan Bank	0.166	%(a)	09/14/15	5,000	5,000,313
Federal Home Loan Mortgage Corp.	0.137	%(a)	02/18/16	9,000	8,998,787
Federal Home Loan Mortgage Corp.	0.155	%(a)	10/16/15	3,000	3,000,230
Federal Home Loan Mortgage Corp.	0.167	%(a)	07/17/15	9,000	9,000,815
Federal Home Loan Mortgage Corp.	0.168	%(a)	07/21/16	2,000	1,999,878
Federal Home Loan Mortgage Corp.	1.750%		09/10/15	1,000	1,007,031
Federal National Mortgage Assoc.	0.143	%(a)	08/05/15	4,000	4,000,147

					292,281,237

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Notes	0.125%		04/30/15	12,750	12,750,585
U.S. Treasury Notes	1.750%		07/31/15	13,000	13,072,077
U.S. Treasury Notes	2.500%		04/30/15	12,000	12,023,165

					37,845,827

REPURCHASE AGREEMENT(c) — 2.5%
TD Securities (USA) Ltd. 0.12%, dated 3/31/15, due 04/01/15 in the amount of $20,000,067				20,000	20,000,000

TOTAL INVESTMENTS — 100.0% (amortized cost $794,587,136)					794,587,136
Other assets in excess of liabilities					129,625

NET ASSETS — 100.0%					$794,716,761

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2015.
(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	The value of the Repurchase Agreement is $20,000,000. The Repurchase Agreement is collateralized by U.S. Treasury obligations (coupon rates 0.750%-1.750%, maturity dates 01/15/17- 03/31/22), with the aggregate value, including accrued interest of $20,400,079. The Repurchase Agreement is subject to a contractual netting arrangement. For further detail on the repurchase agreement and the corresponding counterparty, see the Schedule of Investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$165,806,944	$—
Commercial Paper	—	183,272,876	—
Other Corporate Obligations	—	68,864,252	—
Time Deposits	—	26,516,000	—
U.S. Government Agency Obligations	—	292,281,237	—
U.S. Treasury Obligations	—	37,845,827	—
Repurchase Agreement	—	20,000,000	—

Total	$—	$794,587,136	$—

Natural Resources Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 95.4%
Aluminum — 1.9%
Alcoa, Inc.	16,852	$217,728
Century Aluminum Co.*	119,396	1,647,665
Constellium NV (Netherlands) (Class A Stock)*	466,558	9,480,458
Norsk Hydro ASA (Norway)	44,926	236,146

		11,581,997

Coal & Consumable Fuels — 1.5%
CONSOL Energy, Inc.	333,950	9,313,866

Containers & Packaging — 0.5%
Packaging Corp. of America	40,921	3,199,613

Diversified Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	3,239	231,492
FMC Corp.	109,425	6,264,581

		6,496,073

Diversified Metals & Mining — 8.9%
African Rainbow Minerals Ltd. (South Africa)	286,406	2,329,422
Anglo American PLC (United Kingdom)	10,838	161,865
BHP Billiton Ltd. (Australia), ADR(a)	173,001	8,039,357
First Quantum Minerals Ltd. (Canada)	717,509	8,695,877
Freeport-McMoRan Copper & Gold, Inc.	170,312	3,227,412
Glencore PLC (Switzerland)	2,425,331	10,239,075
Ivanhoe Mines Ltd. (Canada)*	357,087	259,382
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	433,900	315,177
Lundin Mining Corp. (Canada)*	1,367,281	5,516,408
Northern Dynasty Minerals Ltd. (Canada)*(a)	399,636	154,299
Rio Tinto PLC (United Kingdom), ADR(a)	219,194	9,074,632
Southern Copper Corp. (Mexico)(a)	227,241	6,630,892

		54,643,798

Fertilizers & Agricultural Chemicals — 1.3%
Potash Corp. of Saskatchewan, Inc. (Canada)	249,031	8,031,250

Gold — 6.6%
Agnico Eagle Mines Ltd. (Canada)	234,649	6,556,093
Alacer Gold Corp.	1,330,410	2,878,152
Algold Resources Ltd. (Canada), 144A*(b)	29,193	3,457
Axmin, Inc. (Canada)*	155,620	1,229
B2Gold Corp. (Canada)*(a)	2,155,332	3,216,278
Barrick Gold Corp. (Canada)	557,851	6,114,047
Eldorado Gold Corp. (Canada)	1,221,548	5,603,564
Goldcorp, Inc. (Canada)	11,792	213,671
Guyana Goldfields Inc., Reg. D (Canada)*	365,319	850,887
Guyana Goldfields, Inc. (Canada), 144A*(b)	726,972	1,693,236
Kinross Gold Corp. (Canada)*	871,858	1,952,962
Newmont Mining Corp.	12,131	263,364
Randgold Resources Ltd. (United Kingdom), ADR	154,436	10,697,782

		40,044,722

Integrated Oil & Gas — 5.4%
Chevron Corp.	1,340	140,673
Hess Corp.	104,516	7,093,501
Occidental Petroleum Corp.	116,325	8,491,725
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	3,356	200,185
Suncor Energy, Inc. (Canada)	580,158	16,969,622

		32,895,706

Oil & Gas Drilling — 1.9%
Independence Contract Drilling Inc.*	336,881	2,348,061
Patterson-UTI Energy, Inc.	357,203	6,706,486
Rowan Cos. PLC (Class A Stock)	154,182	2,730,563

		11,785,110

Oil & Gas Equipment & Services — 13.4%
Baker Hughes, Inc.	4,759	302,577
Cameron International Corp.*	283,437	12,788,677
Core Laboratories NV(a)	30,988	3,237,936
Dril-Quip, Inc.*	171,113	11,702,418
Halliburton Co.	400,992	17,595,529
National Oilwell Varco, Inc.	130,735	6,535,443
Schlumberger Ltd.	250,800	20,926,752
Superior Energy Services, Inc.	380,326	8,496,483

		81,585,815

Oil & Gas Exploration & Production — 39.7%
Africa Oil Corp. (Canada)*(a)	353,810	514,003
Africa Oil Corp., Reg. D (Canada)*	42,762	62,123
Anadarko Petroleum Corp.	313,865	25,991,161
Antero Resources Corp*(a)	156,855	5,540,119
Bankers Petroleum Ltd. (Canada)*	718,499	1,537,351
Bonanza Creek Energy, Inc.*	8,277	204,111
Cabot Oil & Gas Corp.	8,926	263,585
Canadian Natural Resources Ltd. (Canada)	151,188	4,642,983
Chesapeake Energy Corp.(a)	14,149	200,350
Cimarex Energy Co.	108,785	12,520,066
Cobalt International Energy, Inc.*	371,878	3,499,372
Concho Resources, Inc.*	213,510	24,750,079
ConocoPhillips	4,146	258,130
Continental Resources, Inc.*	5,222	228,045
Crew Energy Inc (Canada)*	438,928	1,649,597
Devon Energy Corp.	315,179	19,008,445
EOG Resources, Inc.	218,262	20,012,443
EQT Corp.	2,354	195,076
Genel Energy PLC (United Kingdom)*	378,961	2,639,115
Gulfport Energy Corp.*	168,577	7,739,370
Kosmos Energy Ltd.*	331,163	2,619,499
Laredo Petroleum, Inc.*	515,031	6,716,004
Lekoil Ltd. (Nigeria)*	820,280	285,947
Lekoil Ltd., Reg. D (Nigeria)*	2,947,579	1,027,518
Marathon Oil Corp.	419,498	10,953,093
MEG Energy Corp. (Canada)*	201,597	3,256,622
MEG Energy Corp. (Canada), 144A*(b)	131,600	2,125,882
Mobius Resources Inc., Reg. D (Canada)*	773,332	85,481
Mobius Resources, Inc. (Canada)*	321,393	35,526
Newfield Exploration Co.*	140,952	4,946,006
Noble Energy, Inc.	451,627	22,084,560
Nuvista Energy Ltd (Canada)*	383,330	2,306,245
Oasis Petroleum, Inc.*(a)	168,962	2,402,640
Oil Search Ltd. (Australia)	661,043	3,606,787
PDC Energy, Inc.*	200,884	10,855,771
Pioneer Natural Resources Co.	47,519	7,769,832
Range Resources Corp.	209,776	10,916,743
Rice Energy, Inc.*(a)	270,745	5,891,411
Rosetta Resources, Inc.*	308,102	5,243,896
Seven Generations Energy Ltd. (Canada), 144A(a)(b)	129,839	1,655,599
Seven Generations Energy Ltd. (Canada) (Class A Stock)*(a)	53,477	681,895

Southwestern Energy Co.*(a)	3,019	70,011
Whiting Petroleum Corp.*	161,714	4,996,963

		241,989,455

Oil & Gas Refining & Marketing — 6.4%
Marathon Petroleum Corp.	188,779	19,329,082
Phillips 66	173,136	13,608,490
Valero Energy Corp.	4,356	277,129
Western Refining, Inc.	115,345	5,696,889

		38,911,590

Oil & Gas Storage & Transportation — 3.2%
Cheniere Energy, Inc.*	83,496	6,462,590
Kinder Morgan, Inc.	166,611	7,007,659
Williams Cos., Inc. (The)	124,763	6,311,760

		19,782,009

Packaged Foods & Meats — 0.5%
Adecoagro SA (Luxembourg)*	289,976	2,963,555

Precious Metals & Minerals — 0.1%
Platinum Group Metals Ltd. (Canada)*(a)	1,234,422	692,140
Sedibelo Platinum Mines (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*(b)(c)	129,100	10,921

		703,061

Silver — 1.0%
Silver Wheaton Corp. (Canada)	218,340	4,152,827
Tahoe Resources, Inc.	82,808	907,485
Tahoe Resources, Inc., 144A*(b)	116,000	1,271,233

		6,331,545

Specialty Chemicals — 0.7%
Ashland, Inc.	965	122,854
Flotek Industries, Inc.*(a)	260,973	3,846,742
PPG Industries, Inc.	1,193	269,069

		4,238,665

Steel — 1.3%
ArcelorMittal (Luxembourg), ADR(a)	23,043	217,065
Nucor Corp.	5,790	275,199
Reliance Steel & Aluminum Co.	119,054	7,271,818

		7,764,082

TOTAL COMMON STOCKS (cost $527,848,451)		582,261,912

CONVERTIBLE PREFERRED STOCKS — 0.1%
Steel
Manabi SA (Brazil) (Class A Preferred), Private Placement (original cost $4,587,721; purchased 05/25/11), 144A*(b)(c)	3,660	393,414
Manabi SA (Brazil) (Class B Preferred), Private Placement (original cost $1,848,551; purchased 08/21/12), 144A*(b)(c)	1,464	157,365

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $6,436,272)		550,779

	Units
RIGHTS*(d)
Oil, Gas & Consumable Fuels
Trident Resources Corp. CVR (Canada), Private Placement expiring 06/30/15 (original cost $0; purchased 06/30/10)(b)(c)	9,007	—	(e)

WARRANTS*(d)
Gold
Algold Resources Ltd. (Canada), Private Placement expiring 06/23/15 (original cost $0; purchased 12/23/13), 144A(b)(c)	14,596	—	(e)

TOTAL LONG-TERM INVESTMENTS (cost $534,284,723)		582,812,691

	Shares
SHORT-TERM INVESTMENT — 10.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $65,730,150; includes $39,724,490 of cash collateral for securities on loan)(f)(g)	65,730,150	65,730,150

TOTAL INVESTMENTS — 106.3% (cost $600,014,873)		648,542,841
Liabilities in excess of other assets — (6.3)%		(38,650,828)

NET ASSETS — 100.0%		$609,892,013

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,690,393; cash collateral of $39,724,490 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $7,539,247. The aggregate value of, $561,700, is approximately 0.1% of net assets.
(d)	The amount represent fair value of derivative instruments subject to equity risk exposure as of March 31, 2015.
(e)	Less than $0.50.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$11,345,851	$236,146	$—
Coal & Consumable Fuels	9,313,866	—	—
Containers & Packaging	3,199,613	—	—
Diversified Chemicals	6,496,073	—	—
Diversified Metals & Mining	41,598,259	13,045,539	—
Fertilizers & Agricultural Chemicals	8,031,250	—	—
Gold	37,500,599	2,544,123	—

Integrated Oil & Gas	32,895,706	—	—
Oil & Gas Drilling	11,785,110	—	—
Oil & Gas Equipment & Services	81,585,815	—	—
Oil & Gas Exploration & Production	230,849,073	11,140,382	—
Oil & Gas Refining & Marketing	38,911,590	—	—
Oil & Gas Storage & Transportation	19,782,009	—	—
Packaged Foods & Meats	2,963,555	—	—
Precious Metals & Minerals	692,140	—	10,921
Silver	5,060,312	1,271,233	—
Specialty Chemicals	4,238,665	—	—
Steel	7,764,082	—	—
Convertible Preferred Stocks
Steel	—	—	550,779
Rights
Oil, Gas & Consumable Fuels	—	—	—	**
Warrants
Gold	—	—	—	**
Affiliated Money Market Mutual Fund	65,730,150	—	—

Total	$619,743,718	$28,237,423	$561,700

**	Less than $.50

Small Capitalization Stock Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 97.8%
Aerospace & Defense — 1.8%
AAR Corp.	40,371	$1,239,390
Aerovironment, Inc.*	21,314	565,034
American Science & Engineering, Inc.	7,816	381,890
Cubic Corp.	23,173	1,199,666
Curtiss-Wright Corp.	51,202	3,785,876
Engility Holdings, Inc.	18,600	558,744
GenCorp, Inc.*(a)	66,775	1,548,512
Moog, Inc. (Class A Stock)*	42,394	3,181,670
National Presto Industries, Inc.	5,299	335,903
TASER International, Inc.*(a)	55,900	1,347,749

		14,144,434

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	26,500	1,140,030
Forward Air Corp.	32,456	1,762,361
Hub Group, Inc. (Class A Stock)*	37,070	1,456,480
UTi Worldwide, Inc.*(a)	97,700	1,201,710

		5,560,581

Airlines — 0.6%
Allegiant Travel Co.	14,594	2,806,280
Republic Airways Holdings, Inc.*	53,300	732,875
SkyWest, Inc.	54,460	795,661

		4,334,816

Auto Components — 0.6%
Dorman Products, Inc.*(a)	32,700	1,626,825
Drew Industries, Inc.	25,789	1,587,055
Standard Motor Products, Inc.	22,199	938,130
Superior Industries International, Inc.	24,618	466,019

		4,618,029

Automobiles — 0.1%
Winnebago Industries, Inc.	28,731	610,821

Banks — 7.8%
Bank of the Ozarks, Inc.	74,772	2,761,330
Banner Corp.	20,900	959,310
BBCN Bancorp, Inc.	84,582	1,223,902
Boston Private Financial Holdings, Inc.	88,102	1,070,439
Cardinal Financial Corp.	34,100	681,318
Central Pacific Financial Corp.	27,600	633,972
City Holding Co.	16,144	759,252
Columbia Banking System, Inc.	56,508	1,637,037
Community Bank System, Inc.	43,196	1,528,706
CVB Financial Corp.	102,500	1,633,850
First BanCorp*	105,472	653,926
First Commonwealth Financial Corp.	93,510	841,590
First Financial Bancorp	65,303	1,163,046
First Financial Bankshares, Inc.(a)	68,278	1,887,204
First Midwest Bancorp, Inc.	82,940	1,440,668
FNB Corp.	182,000	2,391,480
Glacier Bancorp, Inc.	79,773	2,006,291
Hanmi Financial Corp.	33,936	717,746
Home BancShares, Inc.	62,504	2,118,261
Independent Bank Corp.(a)	27,806	1,219,849
LegacyTexas Financial Group, Inc.	38,700	879,651

MB Financial, Inc.	68,383	2,141,072
National Penn Bancshares, Inc.	147,176	1,585,086
NBT Bancorp, Inc.	46,510	1,165,541
OFG Bancorp	47,500	775,200
Old National Bancorp	113,847	1,615,489
Pinnacle Financial Partners, Inc.	35,071	1,559,257
PrivateBancorp, Inc.	74,849	2,632,439
S&T Bancorp, Inc.	30,273	859,148
Simmons First National Corp. (Class A Stock)(a)	16,978	771,990
Southside Bancshares, Inc.	23,400	671,346
Sterling Bancorp(a)	95,658	1,282,774
Susquehanna Bancshares, Inc.	193,009	2,646,153
Talmer Bancorp, Inc. (Class A Stock)	61,500	941,872
Texas Capital Bancshares, Inc.*	48,700	2,369,255
Tompkins Financial Corp.	12,664	681,956
UMB Financial Corp.	40,272	2,129,986
United Bankshares, Inc.(a)	67,897	2,551,569
United Community Banks, Inc.	48,087	907,883
Westamerica Bancorporation(a)	27,600	1,192,596
Wilshire Bancorp, Inc.	75,013	747,880
Wintrust Financial Corp.	50,613	2,413,228

		59,850,548

Biotechnology — 0.8%
Acorda Therapeutics, Inc.*(a)	45,600	1,517,568
Emergent Biosolutions, Inc.*	31,257	898,951
Ligand Pharmaceuticals, Inc.*(a)	18,900	1,457,379
Momenta Pharmaceuticals, Inc.*	49,700	755,440
Repligen Corp.*	32,700	992,772
Spectrum Pharmaceuticals, Inc.*(a)	56,100	340,527

		5,962,637

Building Products — 1.1%
AAON, Inc.	44,689	1,096,221
American Woodmark Corp.*	13,300	727,909
Apogee Enterprises, Inc.	30,838	1,332,202
Gibraltar Industries, Inc.*	30,768	504,903
Griffon Corp.	44,829	781,369
PGT, Inc.*	47,500	530,812
Quanex Building Products Corp.	35,988	710,403
Simpson Manufacturing Co., Inc.	44,283	1,654,856
Universal Forest Products, Inc.	21,264	1,179,727

		8,518,402

Capital Markets — 1.6%
Calamos Asset Management, Inc. (Class A Stock)	18,000	242,100
Evercore Partners, Inc. (Class A Stock)	39,300	2,030,238
Financial Engines, Inc.	55,300	2,313,199
FXCM, Inc. (Class A Stock)(a)	44,800	95,424
Greenhill & Co., Inc.	28,200	1,118,130
HFF, Inc. (Class A Stock)	34,900	1,310,146
Interactive Brokers Group, Inc. (Class A Stock)	62,200	2,116,044
Investment Technology Group, Inc.*(a)	37,066	1,123,470
Piper Jaffray Cos.*	18,065	947,690
Virtus Investment Partners, Inc.	7,610	995,160

		12,291,601

Chemicals — 2.2%
A. Schulman, Inc.	31,066	1,497,381
American Vanguard Corp.	26,648	283,002
Balchem Corp.	32,783	1,815,522

Calgon Carbon Corp.	56,654	1,193,700
Flotek Industries, Inc.*(a)	51,000	751,740
FutureFuel Corp.	23,700	243,399
H.B. Fuller Co.	53,518	2,294,317
Hawkins, Inc.	10,000	379,900
Innophos Holdings, Inc.	23,200	1,307,552
Intrepid Potash, Inc.*(a)	56,700	654,885
Koppers Holdings, Inc.	21,700	427,056
Kraton Performance Polymers, Inc.*	33,000	666,930
LSB Industries, Inc.*	20,800	859,664
OM Group, Inc.	32,856	986,666
Quaker Chemical Corp.	14,198	1,215,917
Rayonier Advanced Materials, Inc.	45,100	671,990
Stepan Co.	20,470	852,780
Tredegar Corp.	27,235	547,696
Zep, Inc.	24,307	413,948

		17,064,045

Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	55,203	1,758,768
Brady Corp. (Class A Stock)	50,722	1,434,925
Brink’s Co. (The)	51,700	1,428,471
G&K Services, Inc. (Class A Stock)	21,219	1,539,014
Healthcare Services Group, Inc.(a)	76,376	2,453,961
Interface, Inc.	70,502	1,465,031
Matthews International Corp. (Class A Stock)	31,500	1,622,565
Mobile Mini, Inc.	49,197	2,097,760
Tetra Tech, Inc.	65,188	1,565,816
UniFirst Corp.	16,730	1,968,954
United Stationers, Inc.	41,442	1,698,708
US Ecology, Inc.(a)	23,100	1,154,307
Viad Corp.	21,347	593,873

		20,782,153

Communications Equipment — 1.1%
ADTRAN, Inc.	55,900	1,043,653
Bel Fuse, Inc. (Class B Stock)	11,322	215,458
Black Box Corp.	16,393	343,105
CalAmp Corp.*(a)	38,500	623,315
Comtech Telecommunications Corp.	17,359	502,543
Digi International, Inc.*	22,864	228,183
Harmonic, Inc.*	93,724	694,495
Ixia*	62,600	759,338
NETGEAR, Inc.*	36,846	1,211,496
ViaSat, Inc.*	46,715	2,784,681

		8,406,267

Construction & Engineering — 0.9%
Aegion Corp.*	39,837	719,058
Comfort Systems USA, Inc.	39,684	834,951
Dycom Industries, Inc.*	36,331	1,774,406
EMCOR Group, Inc.	67,025	3,114,652
Orion Marine Group, Inc.*	25,400	225,044

		6,668,111

Construction Materials — 0.2%
Headwaters, Inc.*	78,068	1,431,767

Consumer Finance — 1.1%
Cash America International, Inc.	30,744	716,335

Encore Capital Group, Inc.*(a)	25,400	1,056,386
Enova International, Inc.*	28,239	556,026
EZCORP, Inc. (Class A Stock)*(a)	51,911	473,947
First Cash Financial Services, Inc.*	30,225	1,406,067
Green Dot Corp. (Class A Stock)*(a)	42,900	682,968
PRA Group, Inc.*(a)	51,567	2,801,120
World Acceptance Corp.*(a)	9,652	703,824

		8,396,673

Containers & Packaging — 0.1%
Myers Industries, Inc.	26,520	464,896

Distributors — 0.5%
Pool Corp.	46,855	3,268,605
VOXX International Corp.*	20,657	189,218

	3,457,823

Diversified Consumer Services — 0.4%
American Public Education, Inc.*	18,333	549,623
Capella Education Co.	11,586	751,700
Career Education Corp.*	63,200	317,896
Regis Corp.*	47,300	773,828
Strayer Education, Inc.*	11,600	619,556
Universal Technical Institute, Inc.	22,906	219,898

		3,232,501

Diversified Financial Services — 0.4%
MarketAxess Holdings, Inc.	39,800	3,299,420

Diversified Telecommunication Services — 0.7%
8x8, Inc.*	95,200	799,680
Atlantic Tele-Network, Inc.	10,700	740,654
Cincinnati Bell, Inc.*	222,800	786,484
Consolidated Communications Holdings, Inc.	50,000	1,020,000
General Communication, Inc. (Class A Stock)*	32,224	507,850
Iridium Communications, Inc.*(a)	83,300	808,843
Lumos Networks Corp.	21,021	320,781

		4,984,292

Electric Utilities — 0.9%
ALLETE, Inc.	44,997	2,374,042
El Paso Electric Co.	42,908	1,657,965
UIL Holdings Corp.	60,211	3,096,049

		7,128,056

Electrical Equipment — 1.1%
AZZ, Inc.	27,342	1,273,864
Encore Wire Corp.	19,931	754,986
EnerSys	47,000	3,019,280
Franklin Electric Co., Inc.(a)	42,000	1,601,880
General Cable Corp.	51,800	892,514
Powell Industries, Inc.	9,972	336,755
Vicor Corp.*	17,631	267,991

		8,147,270

Electronic Equipment, Instruments & Components — 4.1%
Agilysys, Inc.*	15,632	153,819
Anixter International, Inc.*	29,064	2,212,642
Badger Meter, Inc.	15,407	923,496
Benchmark Electronics, Inc.*	56,610	1,360,338
Checkpoint Systems, Inc.	44,439	480,830
Coherent, Inc.*	26,800	1,740,928

CTS Corp.	35,564	639,796
Daktronics, Inc.	41,708	450,863
DTS, Inc.*	18,285	622,970
Electro Scientific Industries, Inc.	28,041	173,293
Fabrinet (Thailand)*	31,600	600,084
FARO Technologies, Inc.*	18,384	1,142,198
II-VI, Inc.*	55,262	1,020,137
Insight Enterprises, Inc.*	42,335	1,207,394
Littelfuse, Inc.	24,025	2,387,845
Mercury Systems, Inc.*	34,008	528,824
Methode Electronics, Inc.	40,766	1,917,633
MTS Systems Corp.	16,135	1,220,613
Newport Corp.*	42,408	808,296
OSI Systems, Inc.*	19,900	1,477,774
Park Electrochemical Corp.	22,144	477,425
Plexus Corp.*	35,820	1,460,381
Rofin-Sinar Technologies, Inc.*	29,700	719,631
Rogers Corp.*	19,531	1,605,644
Sanmina Corp.*	87,800	2,123,882
ScanSource, Inc.*	30,433	1,237,101
SYNNEX Corp.	30,250	2,336,813
TTM Technologies, Inc.*(a)	56,789	511,669

		31,542,319

Energy Equipment & Services — 1.8%
Basic Energy Services, Inc.*	30,817	213,562
Bristow Group, Inc.	37,455	2,039,425
C&J Energy Services Ltd.*	45,600	507,528
CARBO Ceramics, Inc.(a)	21,100	643,761
Era Group, Inc.*	20,671	430,784
Exterran Holdings, Inc.	73,800	2,477,466
Geospace Technologies Corp.*(a)	13,910	229,654
Gulf Island Fabrication, Inc.	14,077	209,184
GulfMark Offshore, Inc. (Class A Stock)	25,100	327,304
Hornbeck Offshore Services, Inc.*	34,215	643,584
ION Geophysical Corp.*	134,445	291,746
Matrix Service Co.*	28,273	496,474
Newpark Resources, Inc.*	89,400	814,434
Paragon Offshore PLC(a)	87,700	114,010
Pioneer Energy Services Corp.*	67,917	368,110
SEACOR Holdings, Inc.*(a)	18,271	1,272,940
Tesco Corp.	38,100	433,197
TETRA Technologies, Inc.*	83,841	518,137
U.S. Silica Holdings, Inc.(a)	57,400	2,044,014

		14,075,314

Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	28,724	1,188,312
Casey’s General Stores, Inc.	41,565	3,745,007
SpartanNash Co.	39,906	1,259,433

		6,192,752

Food Products — 1.6%
B&G Foods, Inc.	57,100	1,680,453
Cal-Maine Foods, Inc.(a)	31,990	1,249,529
Calavo Growers, Inc.	16,390	842,774
Darling Ingredients, Inc.*	175,320	2,456,233
Diamond Foods, Inc.*	28,149	916,813
J&J Snack Foods Corp.	15,918	1,698,451
Sanderson Farms, Inc.(a)	21,935	1,747,123

Seneca Foods Corp. (Class A Stock)*	7,500	223,575
Snyder’s-Lance, Inc.	55,416	1,771,095

		12,586,046

Gas Utilities — 1.9%
Laclede Group, Inc. (The)	46,114	2,361,959
New Jersey Resources Corp.	91,208	2,832,920
Northwest Natural Gas Co.(a)	28,965	1,388,872
Piedmont Natural Gas Co., Inc.(a)	84,403	3,115,315
South Jersey Industries, Inc.	36,522	1,982,414
Southwest Gas Corp.	49,611	2,885,872

		14,567,352

Health Care Equipment & Supplies — 4.5%
Abaxis, Inc.(a)	22,612	1,449,655
ABIOMED, Inc.*	39,800	2,848,884
Analogic Corp.	13,233	1,202,880
AngioDynamics, Inc.*	27,000	480,330
Anika Therapeutics, Inc.*	16,300	671,071
Cantel Medical Corp.	37,562	1,784,195
CONMED Corp.	29,349	1,481,831
CryoLife, Inc.	26,353	273,281
Cyberonics, Inc.*(a)	28,097	1,824,057
Cynosure, Inc. (Class A Stock)*	23,090	708,170
Greatbatch, Inc.*	27,344	1,581,850
Haemonetics Corp.*	54,794	2,461,346
ICU Medical, Inc.*	14,892	1,387,041
Integra LifeSciences Holdings Corp.*(a)	26,902	1,658,508
Invacare Corp.	31,102	603,690
Masimo Corp.*	50,800	1,675,384
Meridian Bioscience, Inc.	44,275	844,767
Merit Medical Systems, Inc.*(a)	46,148	888,349
Natus Medical, Inc.*	34,625	1,366,649
Neogen Corp.*	39,320	1,837,424
NuVasive, Inc.*	51,300	2,359,287
SurModics, Inc.*	13,552	352,759
Vascular Solutions, Inc.*	16,600	503,312
West Pharmaceutical Services, Inc.	76,434	4,602,091

		34,846,811

Health Care Providers & Services — 3.5%
Aceto Corp.	29,100	640,200
Air Methods Corp.*(a)	38,016	1,771,165
Almost Family, Inc.*	8,452	377,889
Amedisys, Inc.*(a)	35,559	952,270
AMN Healthcare Services, Inc.*	49,599	1,144,249
Amsurg Corp.*	50,474	3,105,161
Bio-Reference Laboratories, Inc.*(a)	26,370	929,279
Chemed Corp.	18,111	2,162,453
CorVel Corp.*	9,490	326,551
Cross Country Healthcare, Inc.*	31,263	370,779
Ensign Group, Inc. (The)	23,900	1,119,954
ExamWorks Group, Inc.*	37,200	1,548,264
Hanger, Inc.*	37,609	853,348
Healthways, Inc.*(a)	36,986	728,624
IPC Healthcare, Inc.*(a)	18,305	853,745
Kindred Healthcare, Inc.	84,278	2,004,974
Landauer, Inc.	10,168	357,304
LHC Group, Inc.*	13,098	432,627
Magellan Health, Inc.*	28,441	2,014,192
Molina Healthcare, Inc.*(a)	34,522	2,322,985
PharMerica Corp.*	32,095	904,758

Providence Service Corp. (The)*	12,600	669,312
Select Medical Holdings Corp.	103,100	1,528,973

		27,119,056

Health Care Technology — 1.0%
Computer Programs & Systems, Inc.(a)	11,136	604,240
HealthStream, Inc.*	22,700	572,040
MedAssets, Inc.*	64,100	1,206,362
Medidata Solutions, Inc.*(a)	57,900	2,839,416
Omnicell, Inc.*	37,922	1,331,062
Quality Systems, Inc.	46,834	748,407

		7,301,527

Hotels, Restaurants & Leisure — 4.0%
Biglari Holdings, Inc.*	1,836	760,288
BJ’s Restaurants, Inc.*	23,072	1,163,982
Bob Evans Farms, Inc.(a)	25,200	1,165,752
Boyd Gaming Corp.*	82,800	1,175,760
Cracker Barrel Old Country Store, Inc.(a)	25,478	3,876,223
DineEquity, Inc.	18,005	1,926,715
Interval Leisure Group, Inc.	41,936	1,099,143
Jack in the Box, Inc.	40,517	3,886,391
Marcus Corp. (The)	19,358	412,132
Marriott Vacations Worldwide Corp.	29,700	2,407,185
Monarch Casino & Resort, Inc.*	10,531	201,563
Papa John’s International, Inc.	31,630	1,955,050
Pinnacle Entertainment, Inc.*	64,213	2,317,447
Popeyes Louisiana Kitchen, Inc.*	24,900	1,489,518
Red Robin Gourmet Burgers, Inc.*	14,963	1,301,781
Ruby Tuesday, Inc.*	65,884	395,963
Ruth’s Hospitality Group, Inc.	35,348	561,326
Scientific Games Corp. (Class A Stock)*(a)	52,300	547,581
Sonic Corp.	54,714	1,734,434
Texas Roadhouse, Inc.	66,630	2,427,331

		30,805,565

Household Durables — 1.7%
Ethan Allen Interiors, Inc.	27,699	765,600
Helen of Troy Ltd.*	28,510	2,323,280
iRobot Corp.*(a)	31,500	1,027,845
La-Z-Boy, Inc.	53,801	1,512,346
M/I Homes, Inc.*	25,970	619,125
Meritage Homes Corp.*	39,597	1,925,998
Ryland Group, Inc. (The)	50,000	2,437,000
Standard Pacific Corp.*(a)	156,522	1,408,698
Universal Electronics, Inc.*	16,854	951,240

		12,971,132

Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	42,288	449,098
WD-40 Co.	14,709	1,302,335

		1,751,433

Insurance — 2.7%
American Equity Investment Life Holding Co.	81,800	2,382,834
AMERISAFE, Inc.	20,114	930,273
eHealth, Inc.*	18,791	176,260
Employers Holdings, Inc.	33,515	904,570
HCI Group, Inc.	9,700	444,939
Horace Mann Educators Corp.	43,500	1,487,700

Infinity Property & Casualty Corp.	12,289	1,008,312
Meadowbrook Insurance Group, Inc.	49,200	418,200
Montpelier Re Holdings Ltd. (Bermuda)	39,300	1,510,692
Navigators Group, Inc. (The)*	11,618	904,345
ProAssurance Corp.	59,366	2,725,493
RLI Corp.	39,410	2,065,478
Safety Insurance Group, Inc.	13,460	804,235
Selective Insurance Group, Inc.	60,007	1,743,203
Stewart Information Services Corp.	23,702	963,249
United Fire Group, Inc.	22,461	713,586
United Insurance Holdings Corp.	17,000	382,500
Universal Insurance Holdings, Inc.	32,500	831,675

		20,397,544

Internet & Catalog Retail — 0.3%
Blue Nile, Inc.*	12,680	403,731
FTD Cos., Inc.*	20,006	598,980
Nutrisystem, Inc.	30,628	611,947
PetMed Express, Inc.(a)	21,581	356,518

		1,971,176

Internet Software & Services — 1.9%
Blucora, Inc.*(a)	43,612	595,740
comScore, Inc.*	36,477	1,867,622
Dealertrack Technologies, Inc.*(a)	47,183	1,817,489
Dice Holdings, Inc.*	39,200	349,664
j2 Global, Inc.	48,978	3,216,875
Liquidity Services, Inc.*(a)	25,900	255,892
LivePerson, Inc.*	52,500	537,337
LogMeIn, Inc.*	26,000	1,455,740
Monster Worldwide, Inc.*	94,400	598,496
NIC, Inc.	64,600	1,141,482
Perficient, Inc.*	36,614	757,544
QuinStreet, Inc.*	36,100	214,795
Stamps.com, Inc.*	16,020	1,077,986
XO Group, Inc.*	25,595	452,264

		14,338,926

IT Services — 1.8%
CACI International, Inc. (Class A Stock)*	25,744	2,314,901
Cardtronics, Inc.*	47,400	1,782,240
Ciber, Inc.*	73,923	304,563
CSG Systems International, Inc.	36,524	1,109,964
ExlService Holdings, Inc.*	33,300	1,238,760
Forrester Research, Inc.	11,562	425,250
Heartland Payment Systems, Inc.	38,611	1,808,925
IGATE Corp.*	37,900	1,616,814
ManTech International Corp. (Class A Stock)	25,000	848,500
Sykes Enterprises, Inc.*	41,470	1,030,530
TeleTech Holdings, Inc.	18,667	475,075
Virtusa Corp.*	28,600	1,183,468

		14,138,990

Leisure Products — 0.3%
Arctic Cat, Inc.	13,857	503,286
Callaway Golf Co.	78,480	747,915
Sturm Ruger & Co., Inc.	19,927	988,977

		2,240,178

Life Sciences Tools & Services — 1.0%
Affymetrix, Inc.*(a)	78,300	983,448

Albany Molecular Research, Inc.*(a)	25,100	441,760
Cambrex Corp.*	33,032	1,309,058
Luminex Corp.*	40,300	644,800
PAREXEL International Corp.*	58,657	4,046,747

		7,425,813

Machinery — 3.6%
Actuant Corp. (Class A Stock)	65,564	1,556,489
Albany International Corp. (Class A Stock)	30,604	1,216,509
Astec Industries, Inc.	20,110	862,317
Barnes Group, Inc.	52,116	2,110,177
Briggs & Stratton Corp.	48,246	990,973
CIRCOR International, Inc.	18,888	1,033,173
EnPro Industries, Inc.	26,178	1,726,439
ESCO Technologies, Inc.	28,021	1,092,258
Federal Signal Corp.	66,600	1,051,614
Hillenbrand, Inc.	66,748	2,060,511
John Bean Technologies Corp.	31,047	1,108,999
Lindsay Corp.(a)	12,979	989,649
Lydall, Inc.*	18,356	582,252
Mueller Industries, Inc.	60,598	2,189,406
Standex International Corp.	13,670	1,122,717
Tennant Co.	19,600	1,281,252
Titan International, Inc.	57,000	533,520
Toro Co. (The)	59,266	4,155,732
Watts Water Technologies, Inc. (Class A Stock)	30,321	1,668,565

		27,332,552

Marine — 0.3%
Matson, Inc.	46,700	1,968,872

Media — 0.3%
EW Scripps Co. (The) (Class A Stock)*	32,001	910,108
Harte-Hanks, Inc.	45,000	351,000
Scholastic Corp.	28,600	1,170,884
Sizmek, Inc.*	23,600	171,336

		2,603,328

Metals & Mining — 1.3%
A.M. Castle & Co.*(a)	17,983	65,638
AK Steel Holding Corp.*(a)	188,500	842,595
Century Aluminum Co.*(a)	54,563	752,969
Globe Specialty Metals, Inc.	68,300	1,292,236
Haynes International, Inc.	13,200	588,852
Kaiser Aluminum Corp.	19,000	1,460,910
Materion Corp.	21,578	829,243
Olympic Steel, Inc.	9,638	129,727
RTI International Metals, Inc.*	32,711	1,174,652
Stillwater Mining Co.*(a)	127,900	1,652,468
SunCoke Energy, Inc.	70,500	1,053,270

		9,842,560

Multi-Utilities — 0.6%
Avista Corp.	61,003	2,085,083
NorthWestern Corp.	50,100	2,694,879

		4,779,962

Multiline Retail — 0.2%
Fred’s, Inc. (Class A Stock)	36,966	631,749
Tuesday Morning Corp.*(a)	46,332	745,945

		1,377,694

Oil, Gas & Consumable Fuels — 1.5%
Approach Resources, Inc.*(a)	38,100	251,079
Arch Coal, Inc.*(a)	222,200	222,178
Bill Barrett Corp.*	52,400	434,920
Bonanza Creek Energy, Inc.*(a)	41,500	1,023,390
Carrizo Oil & Gas, Inc.*	49,100	2,437,815
Cloud Peak Energy, Inc.*	64,900	377,718
Comstock Resources, Inc.(a)	36,900	131,733
Contango Oil & Gas Co.*	16,800	369,600
Green Plains, Inc.	36,400	1,039,220
Northern Oil & Gas, Inc.*(a)	60,400	465,684
PDC Energy, Inc.*	41,626	2,249,469
Penn Virginia Corp.*(a)	75,498	489,227
PetroQuest Energy, Inc.*	62,045	142,703
Rex Energy Corp.*(a)	51,000	189,720
Stone Energy Corp.*(a)	57,294	841,076
Swift Energy Co.*	46,244	99,887
Synergy Resources Corp.*	94,000	1,113,900

		11,879,319

Paper & Forest Products — 1.4%
Boise Cascade Co.*	41,900	1,569,574
Clearwater Paper Corp.*	20,780	1,356,934
Deltic Timber Corp.	11,891	787,779
KapStone Paper & Packaging Corp.	90,000	2,955,600
Neenah Paper, Inc.	17,778	1,111,836
P.H. Glatfelter Co.	45,700	1,258,121
Schweitzer-Mauduit International, Inc.	32,476	1,497,793
Wausau Paper Corp.	52,667	501,916

		11,039,553

Personal Products — 0.1%
Inter Parfums, Inc.	18,200	593,684
Medifast, Inc.*	11,900	356,643

		950,327

Pharmaceuticals — 1.6%
ANI Pharmaceuticals, Inc.*(a)	8,700	544,185
Depomed, Inc.*(a)	64,000	1,434,240
Impax Laboratories, Inc.*	70,600	3,309,022
Lannett Co., Inc.*(a)	28,200	1,909,422
Medicines Co. (The)*(a)	69,700	1,952,994
Prestige Brands Holdings, Inc.*	55,500	2,380,395
Sagent Pharmaceuticals, Inc.*	24,100	560,325

		12,090,583

Professional Services — 1.5%
CDI Corp.	15,288	214,797
Exponent, Inc.	13,740	1,221,486
Heidrick & Struggles International, Inc.	17,314	425,578
Insperity, Inc.	24,079	1,259,091
Kelly Services, Inc. (Class A Stock)	31,739	553,528
Korn/Ferry International	53,600	1,761,832
Navigant Consulting, Inc.*	49,000	635,040
On Assignment, Inc.*	49,286	1,891,104
Resources Connection, Inc.	40,500	708,750
TrueBlue, Inc.*	43,718	1,064,533
WageWorks, Inc.*(a)	35,700	1,903,881

		11,639,620

Real Estate Investment Trusts (REITs) — 8.5%
Acadia Realty Trust	73,105	2,549,902
Agree Realty Corp.	19,400	639,618
American Assets Trust, Inc.	39,500	1,709,560
Associated Estates Realty Corp.	61,400	1,515,352
Aviv REIT, Inc.	26,200	956,300
Capstead Mortgage Corp.	99,100	1,166,407
CareTrust REIT, Inc.	29,455	399,410
Cedar Realty Trust, Inc.	77,366	579,471
Chesapeake Lodging Trust	61,400	2,077,162
CoreSite Realty Corp.	23,200	1,129,376
Cousins Properties, Inc.	215,600	2,285,360
DiamondRock Hospitality Co.	213,270	3,013,505
EastGroup Properties, Inc.(a)	34,063	2,048,549
Education Realty Trust, Inc.	51,633	1,826,776
EPR Properties	60,870	3,654,026
Franklin Street Properties Corp.	92,102	1,180,748
GEO Group, Inc. (The)	78,973	3,454,279
Getty Realty Corp.	27,600	502,320
Government Properties Income Trust	74,900	1,711,465
Healthcare Realty Trust, Inc.	105,900	2,941,902
Inland Real Estate Corp.	93,735	1,002,027
Kite Realty Group Trust(a)	88,872	2,503,524
Lexington Realty Trust(a)	222,516	2,187,332
LTC Properties, Inc.	37,926	1,744,596
Medical Properties Trust, Inc.	222,066	3,273,253
Parkway Properties, Inc.	89,648	1,555,393
Pennsylvania Real Estate Investment Trust	73,122	1,698,624
Post Properties, Inc.	58,061	3,305,413
PS Business Parks, Inc.	20,702	1,719,094
Retail Opportunity Investments Corp.	99,000	1,811,700
Sabra Health Care REIT, Inc.	62,900	2,085,135
Saul Centers, Inc.	12,100	692,120
Sovran Self Storage, Inc.	37,897	3,560,044
Summit Hotel Properties, Inc.	91,500	1,287,405
Universal Health Realty Income Trust	14,600	821,250
Urstadt Biddle Properties, Inc. (Class A Stock)	29,350	676,811

		65,265,209

Real Estate Management & Development — 0.1%
Forestar Group, Inc.*(a)	34,556	544,948

Road & Rail — 0.9%
ArcBest Corp.	25,795	977,373
Celadon Group, Inc.	23,500	639,670
Heartland Express, Inc.	58,748	1,395,852
Knight Transportation, Inc.	64,788	2,089,413
Roadrunner Transportation Systems, Inc.*	29,500	745,465
Saia, Inc.*	26,400	1,169,520

		7,017,293

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.*	40,097	1,028,889
Brooks Automation, Inc.	71,205	828,114
Cabot Microelectronics Corp.*	25,311	1,264,791
CEVA, Inc.*	21,300	454,116
Cirrus Logic, Inc.*	67,300	2,238,398

Cohu, Inc.	26,897	294,253
Diodes, Inc.*	38,970	1,112,983
DSP Group, Inc.*	22,728	272,281
Entropic Communications, Inc.*	95,100	281,496
Exar Corp.*	49,723	499,716
Kopin Corp.*	64,496	227,026
Kulicke & Soffa Industries, Inc. (Singapore)*	81,932	1,280,597
Micrel, Inc.	47,602	717,838
Microsemi Corp.*	101,219	3,583,153
MKS Instruments, Inc.	56,485	1,909,758
Monolithic Power Systems, Inc.	38,400	2,021,760
Nanometrics, Inc.*	25,500	428,910
Pericom Semiconductor Corp.	21,160	327,345
Power Integrations, Inc.	31,500	1,640,520
Rudolph Technologies, Inc.*(a)	32,294	355,880
Synaptics, Inc.*(a)	39,379	3,201,710
Tessera Technologies, Inc.	50,077	2,017,102
Ultratech, Inc.*(a)	28,211	489,179
Veeco Instruments, Inc.*(a)	42,842	1,308,823

		27,784,638

Software — 2.8%
Blackbaud, Inc.	49,383	2,339,767
Bottomline Technologies (de), Inc.*	40,700	1,113,959
Ebix, Inc.(a)	31,257	949,588
Epiq Systems, Inc.	33,317	597,374
Interactive Intelligence Group, Inc.*(a)	18,079	744,493
Manhattan Associates, Inc.*	79,472	4,022,078
MicroStrategy, Inc. (Class A Stock)*	9,660	1,634,375
Monotype Imaging Holdings, Inc.	41,700	1,361,088
NetScout Systems, Inc.*(a)	39,895	1,749,396
Progress Software Corp.*	53,347	1,449,438
Synchronoss Technologies, Inc.*	39,100	1,855,686
Take-Two Interactive Software, Inc.*(a)	89,612	2,281,073
Tangoe, Inc.*	38,800	535,440
VASCO Data Security International, Inc.*(a)	31,100	669,894

		21,303,649

Specialty Retail — 4.2%
Aeropostale, Inc.*(a)	72,600	251,922
Barnes & Noble, Inc.*(a)	48,300	1,147,125
Big 5 Sporting Goods Corp.	19,137	253,948
Brown Shoe Co., Inc.	46,634	1,529,595
Buckle, Inc. (The)	29,959	1,530,605
Cato Corp. (The) (Class A Stock)	27,403	1,085,159
Children’s Place, Inc. (The)	22,565	1,448,447
Christopher & Banks Corp.*	39,278	218,386
Finish Line, Inc. (The) (Class A Stock)	49,446	1,212,416
Francesca’s Holdings Corp.*(a)	45,000	801,000
Genesco, Inc.*	25,722	1,832,178
Group 1 Automotive, Inc.	22,764	1,965,216
Haverty Furniture Cos., Inc.	21,841	543,404
Hibbett Sports, Inc.*(a)	26,696	1,309,706
Kirkland’s, Inc.*	15,900	377,625
Lithia Motors, Inc. (Class A Stock)	24,330	2,418,645
Lumber Liquidators Holdings, Inc.*(a)	28,822	887,141
MarineMax, Inc.*	26,542	703,629
Men’s Wearhouse, Inc. (The)	48,667	2,540,417
Monro Muffler Brake, Inc.	33,672	2,190,364
Outerwall, Inc.(a)	20,131	1,331,062
Pep Boys-Manny Moe & Jack (The)*	56,926	547,628
Select Comfort Corp.*	55,700	1,919,979

Sonic Automotive, Inc. (Class A Stock)	35,447	882,630
Stage Stores, Inc.	33,679	771,923
Stein Mart, Inc.	30,083	374,533
Vitamin Shoppe, Inc.*	32,900	1,355,151
Zumiez, Inc.*	23,150	931,788

		32,361,622

Technology Hardware, Storage & Peripherals — 0.6%
Electronics For Imaging, Inc.*	50,000	2,087,500
QLogic Corp.*	91,400	1,347,236
Super Micro Computer, Inc.*	38,200	1,268,622

		4,703,358

Textiles, Apparel & Luxury Goods — 2.2%
Crocs, Inc.*	82,743	977,195
G-III Apparel Group Ltd.*	20,400	2,298,060
Iconix Brand Group, Inc.*(a)	51,131	1,721,581
Movado Group, Inc.	19,217	548,069
Oxford Industries, Inc.	15,516	1,170,682
Perry Ellis International, Inc.*	12,779	295,962
Quiksilver, Inc.*(a)	128,593	237,897
Skechers U.S.A., Inc. (Class A Stock)*	43,676	3,140,741
Steven Madden Ltd.*	60,200	2,287,600
Unifi, Inc.*	15,400	555,786
Wolverine World Wide, Inc.	109,654	3,667,926

		16,901,499

Thrifts & Mortgage Finance — 1.0%
Astoria Financial Corp.	93,500	1,210,825
Bank Mutual Corp.	46,035	336,976
BofI Holding, Inc.*(a)	14,300	1,330,472
Brookline Bancorp, Inc.	74,232	746,031
Dime Community Bancshares, Inc.	32,181	518,114
Northwest Bancshares, Inc.	98,100	1,162,485
Oritani Financial Corp.	40,200	584,910
Provident Financial Services, Inc.	57,300	1,068,645
TrustCo Bank Corp. NY	100,995	694,846

		7,653,304

Tobacco — 0.1%
Universal Corp.(a)	23,900	1,127,124

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	44,028	1,996,230
DXP Enterprises, Inc.*	13,800	608,442
Kaman Corp.	28,922	1,227,160
Veritiv Corp.*	8,700	383,931

		4,215,763

Water Utilities — 0.2%
American States Water Co.	40,952	1,633,575

Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	23,080	442,444

TOTAL COMMON STOCKS (cost $453,033,094)		750,085,873

EXCHANGE TRADED FUND — 0.7%
iShares Core S&P Small-Cap ETF(a) (cost $3,696,185)	45,700	5,393,971

TOTAL LONG-TERM INVESTMENTS (cost $456,729,279)		$755,479,844

SHORT-TERM INVESTMENTS — 14.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $113,332,924; includes $102,745,420 of cash collateral for securities on loan)(b)(c)	113,332,924	113,332,924

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 0.100%, 09/17/15 (cost $749,472)(d)(e)	750	749,648

TOTAL SHORT-TERM INVESTMENTS (cost $114,082,396)		114,082,572

TOTAL INVESTMENTS — 113.4% (cost $570,811,675)		869,562,416
Liabilities in excess of other assets(f) — (13.4)%		(103,022,331)

NET ASSETS — 100.0%		$766,540,085

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,375,916; cash collateral of $102,745,420 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation(1)(2)
	Long Position:
90	Russell 2000 Mini Index	Jun. 2015	$11,126,939	$11,240,100	$113,161

(1)	A U.S. Treasury Obligation with a market value of $749,648 has been segregated with UBS AG to cover requirements for open contracts at March 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,144,434	$—	$—
Air Freight & Logistics	5,560,581	—	—
Airlines	4,334,816	—	—
Auto Components	4,618,029	—	—
Automobiles	610,821	—	—
Banks	59,850,548	—	—
Biotechnology	5,962,637	—	—
Building Products	8,518,402	—	—
Capital Markets	12,291,601	—	—
Chemicals	17,064,045	—	—
Commercial Services & Supplies	20,782,153	—	—
Communications Equipment	8,406,267	—	—
Construction & Engineering	6,668,111	—	—
Construction Materials	1,431,767	—	—
Consumer Finance	8,396,673	—	—
Containers & Packaging	464,896	—	—
Distributors	3,457,823	—	—
Diversified Consumer Services	3,232,501	—	—
Diversified Financial Services	3,299,420	—	—
Diversified Telecommunication Services	4,984,292	—	—
Electric Utilities	7,128,056	—	—
Electrical Equipment	8,147,270	—	—
Electronic Equipment, Instruments & Components	31,542,319	—	—
Energy Equipment & Services	14,075,314	—	—
Food & Staples Retailing	6,192,752	—	—
Food Products	12,586,046	—	—
Gas Utilities	14,567,352	—	—
Health Care Equipment & Supplies	34,846,811	—	—
Health Care Providers & Services	27,119,056	—	—
Health Care Technology	7,301,527	—	—
Hotels, Restaurants & Leisure	30,805,565	—	—
Household Durables	12,971,132	—	—
Household Products	1,751,433	—	—
Insurance	20,397,544	—	—
Internet & Catalog Retail	1,971,176	—	—
Internet Software & Services	14,338,926	—	—
IT Services	14,138,990	—	—
Leisure Products	2,240,178	—	—
Life Sciences Tools & Services	7,425,813	—	—
Machinery	27,332,552	—	—
Marine	1,968,872	—	—
Media	2,603,328	—	—
Metals & Mining	9,842,560	—	—
Multi-Utilities	4,779,962	—	—
Multiline Retail	1,377,694	—	—
Oil, Gas & Consumable Fuels	11,879,319	—	—
Paper & Forest Products	11,039,553	—	—
Personal Products	950,327	—	—
Pharmaceuticals	12,090,583	—	—
Professional Services	11,639,620	—	—
Real Estate Investment Trusts (REITs)	65,265,209	—	—
Real Estate Management & Development	544,948	—	—
Road & Rail	7,017,293	—	—
Semiconductors & Semiconductor Equipment	27,784,638	—	—
Software	21,303,649	—	—

Specialty Retail	32,361,622	—	—
Technology Hardware, Storage & Peripherals	4,703,358	—	—
Textiles, Apparel & Luxury Goods	16,901,499	—	—
Thrifts & Mortgage Finance	7,653,304	—	—
Tobacco	1,127,124	—	—
Trading Companies & Distributors	4,215,763	—	—
Water Utilities	1,633,575	—	—
Wireless Telecommunication Services	442,444	—	—
Exchange Traded Fund	5,393,971	—	—
Affiliated Money Market Mutual Fund	113,332,924	—	—
U.S. Treasury Obligation	—	749,648	—
Other Financial Instruments*
Futures Contracts	113,161	—	—

Total	$868,925,929	$749,648	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

SP International Growth Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 97.0%
Argentina — 0.6%
MercadoLibre, Inc.	4,086	$500,617

Australia — 1.0%
Brambles Ltd.	31,165	272,544
Insurance Australia Group Ltd.	48,955	226,612
Macquarie Group Ltd.	6,317	367,185

		866,341

Austria — 0.4%
Andritz AG	5,130	306,296

Belgium — 0.2%
Colruyt SA	5,020	218,484

Brazil
Kroton Educacional SA	4,100	13,270

Canada — 3.7%
Alimentation Couche-Tard, Inc. (Class B Stock)	24,251	966,364
Brookfield Asset Management, Inc. (Class A Stock)	11,283	604,882
Canadian Pacific Railway Ltd.	3,459	631,959
Cenovus Energy, Inc.	6,604	111,322
Home Capital Group, Inc.	7,100	238,582
Shawcor Ltd.	5,745	159,665
Suncor Energy, Inc.	15,915	465,054

		3,177,828

China — 7.7%
Alibaba Group Holding Ltd., ADR*(a)	16,774	1,396,268
Baidu, Inc., ADR*	1,471	306,556
China Overseas Land & Investment Ltd.	82,000	264,811
JD.com, Inc., ADR*	20,072	589,715
Lenovo Group Ltd.	262,000	381,789
NetEase, Inc., ADR	2,369	249,456
Tencent Holdings Ltd.	117,841	2,237,791
Vipshop Holdings Ltd., ADS*(a)	40,212	1,183,841

		6,610,227

Denmark — 1.4%
Jyske Bank A/S*	5,787	243,286
Novo Nordisk A/S (Class B Stock)	18,867	1,007,192

		1,250,478

Finland — 0.5%
Sampo OYJ (Class A Stock)	8,891	448,446

France — 6.4%
Arkema SA	3,112	246,456
BNP Paribas SA	4,220	256,769
Cap Gemini SA	6,626	543,605
Dassault Systemes SA	15,428	1,044,077
Kering	3,101	605,371
Pernod Ricard SA	2,155	254,810
Publicis Groupe SA	4,580	353,376
Rexel SA	18,170	342,608
Sanofi	4,315	426,144
Schneider Electric SE	4,475	348,238
Sodexo	4,380	427,194

Total SA	7,000	347,948
Valeo SA	2,022	301,591

		5,498,187

Germany — 7.4%
Bayer AG	9,707	1,452,316
Bayerische Motoren Werke AG	3,505	436,494
Brenntag AG	6,300	376,389
Continental AG	8,292	1,952,729
Deutsche Boerse AG	3,145	256,659
KUKA AG	6,753	517,482
Linde AG	1,795	365,010
Rational AG	406	135,710
SAP SE, ADR(a)	4,780	344,973
Wirecard AG	11,982	504,982

		6,342,744

Hong Kong — 0.8%
AIA Group Ltd.	62,800	394,289
Jardine Matheson Holdings Ltd.	4,332	272,699

		666,988

India — 1.4%
HDFC Bank Ltd., ADR	12,517	737,126
Tata Motors Ltd., ADR	10,011	451,096

		1,188,222

Indonesia — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	471,800	478,554
Tower Bersama Infrastructure Tbk PT	162,434	117,710
Tower Bersama Infrastructure Tbk PT, 144A(g)	256,930	186,188

		782,452

Ireland — 2.0%
DCC PLC	3,535	210,566
Ryanair Holdings PLC, ADR	5,877	392,407
Shire PLC	13,740	1,095,391

		1,698,364

Israel — 2.3%
Bezeq Israeli Telecommunication Corp. Ltd.	219,659	409,037
Check Point Software Technologies Ltd.*(a)	12,224	1,002,001
Teva Pharmaceutical Industries Ltd., ADR	9,920	618,016

		2,029,054

Italy — 4.1%
Anima Holding SpA*	35,468	262,230
Anima Holding SpA, 144A*(g)	43,922	324,734
Azimut Holding SpA	36,570	1,042,393
Brembo SpA	10,482	428,330
Intesa Sanpaolo SpA	166,435	564,878
Luxottica Group SpA	13,924	881,883

		3,504,448

Japan — 18.7%
Astellas Pharma, Inc.	32,600	534,148
Daikin Industries Ltd.	7,200	481,349
Daito Trust Construction Co. Ltd.	2,000	223,332
FANUC Corp.	9,266	2,022,896
Fuji Heavy Industries Ltd.	37,768	1,253,755
Hoya Corp.	9,600	384,330

Kansai Paint Co. Ltd.	32,600	593,312
Kao Corp.	9,900	494,347
Keyence Corp.	1,600	873,115
Minebea Co. Ltd.	42,620	670,346
Miraca Holdings, Inc.	5,800	266,643
Murata Manufacturing Co. Ltd.	10,851	1,490,268
Nidec Corp.	7,990	530,390
Nihon Kohden Corp.	9,800	266,553
Nitori Holdings Co. Ltd.	4,100	277,544
Ono Pharmaceutical Co. Ltd.	5,123	578,100
ORIX Corp.	30,400	427,154
Pigeon Corp.	11,514	967,563
Santen Pharmaceutical Co. Ltd.	23,000	335,474
SMC Corp.	3,200	952,844
SoftBank Corp.	5,100	297,021
Sugi Holdings Co. Ltd.	4,500	222,553
Sumitomo Mitsui Financial Group, Inc.	6,000	229,828
Sundrug Co. Ltd.	5,200	269,917
Toyota Motor Corp.	8,100	565,410
Unicharm Corp.	33,546	878,234

		16,086,426

Mexico — 0.4%
Alsea SAB de CV*	93,231	272,967
Alsea SAB de CV, 144A*(g)	20,763	60,791

		333,758

Netherlands — 2.0%
Akzo Nobel NV	5,177	391,429
ASML Holding NV	4,650	471,413
Koninklijke Ahold NV	16,510	325,343
NXP Semiconductors NV*	3,471	348,349
Royal Dutch Shell PLC (Class A Stock)	6,808	203,141

		1,739,675

Norway — 0.2%
DnB ASA	10,860	174,300

Philippines — 0.7%
Universal Robina Corp.	128,499	649,080

Singapore — 0.2%
United Overseas Bank Ltd.	10,100	169,298

South Africa — 2.5%
Aspen Pharmacare Holdings Ltd.*	27,725	876,013
Aspen Pharmacare Holdings Ltd., 144A*(g)	2,865	90,524
Bidvest Group Ltd. (The)	11,335	306,612
Discovery Ltd.	42,696	438,195
Mr. Price Group Ltd.	22,173	474,239

		2,185,583

South Korea — 0.6%
Samsung Electronics Co. Ltd.	380	492,766

Spain — 1.8%
Amadeus IT Holding SA (Class A Stock)	8,146	349,112
Inditex SA	38,136	1,224,378

		1,573,490

Sweden — 2.9%
Assa Abloy AB (Class B Stock)	10,107	602,027
Atlas Copco AB (Class A Stock)	13,883	449,444
Hexagon AB (Class B Stock)	23,190	823,363
Nordea Bank AB	15,750	191,842
Telefonaktiebolaget LM Ericsson (Class B Stock)	31,715	398,180

		2,464,856

Switzerland — 6.5%
Actelion Ltd.*	3,712	428,118
Cie Financiere Richemont SA	2,400	192,842
Geberit AG	1,090	407,895
Givaudan SA*	303	547,414
Julius Baer Group Ltd.*	5,440	271,912
Novartis AG	14,570	1,438,066
Partners Group Holding AG	2,370	706,562
Pentair PLC(a)	2,900	182,381
Roche Holding AG	2,225	611,413
SGS SA	225	428,989
Sonova Holding AG	1,760	244,205
UBS Group AG*	18,280	342,770

		5,802,567

Taiwan — 0.3%
MediaTek, Inc.	17,000	229,598

Thailand — 0.3%
Minor International PCL	204,963	220,458

United Kingdom — 15.9%
Aldermore Group PLC*	8,734	30,187
Aldermore Group PLC, 144A*(g)	21,716	75,057
Amlin PLC	54,709	409,702
ARM Holdings PLC	63,342	1,028,751
Ashtead Group PLC	40,798	654,307
AstraZeneca PLC	15,453	1,060,356
Barclays PLC	83,560	301,611
BG Group PLC	14,955	183,553
BTG PLC*	32,234	340,873
Bunzl PLC	17,837	483,585
Burberry Group PLC	31,967	820,925
Compass Group PLC	37,940	658,607
Howden Joinery Group PLC	45,950	301,587
IG Group Holdings PLC	24,923	261,703
InterContinental Hotels Group PLC	8,611	335,859
Just Eat PLC*	24,378	157,667
Just Eat PLC, 144A*(g)	74,390	481,124
Lloyds Banking Group PLC*	165,100	191,373
Prudential PLC	34,497	856,055
Reckitt Benckiser Group PLC	5,461	469,128
Reed Elsevier PLC	58,342	1,003,357
SABMiller PLC	4,625	242,265
Spectris PLC	5,930	189,634
St. James’s Place PLC	120,145	1,661,742
TalkTalk Telecom Group PLC(a)	78,700	400,891
Travis Perkins PLC	11,030	318,468
Wolseley PLC	4,074	240,791
WPP PLC	17,606	399,841

		13,558,999

United States — 3.2%
Actavis PLC*	3,288	978,575
AON PLC	4,460	428,695

Jazz Pharmaceuticals PLC*	5,551	959,157
Nielsen NV	8,520	379,736

		2,746,163

TOTAL COMMON STOCKS (cost $70,457,093)		83,529,463

PREFERRED STOCKS — 0.9%
Germany
Henkel AG & Co. KGaA (PRFC)	3,340	392,319
Volkswagen AG (PRFC)	1,360	360,674

TOTAL PREFERRED STOCKS (cost $623,437)		752,993

	Units
WARRANTS*(i)
Thailand
Minor International PCL, Expiring 11/03/17 (cost $—)	13,111	1,724

TOTAL LONG-TERM INVESTMENTS (cost $71,080,530)		84,284,180

SHORT-TERM INVESTMENT — 6.1%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,278,467; includes $3,528,014 of cash collateral for securities on loan)(b)(w)	5,278,467	5,278,467

TOTAL INVESTMENTS — 104.0% (cost $76,358,997)		89,562,647
Liabilities in excess of other assets — (4.0)%		(3,413,367)

NET ASSETS — 100.0%		$86,149,280

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,405,405; cash collateral of $3,528,014 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security or securities that has been deemed illiquid.
(i)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$500,617	$—	$—
Australia	—	866,341	—
Austria	—	306,296	—
Belgium	—	218,484	—
Brazil	13,270	—	—
Canada	3,177,828	—	—
China	3,725,836	2,884,391	—
Denmark	—	1,250,478	—
Finland	—	448,446	—
France	—	5,498,187	—
Germany	344,973	5,997,771	—
Hong Kong	272,699	394,289	—
India	1,188,222	—	—
Indonesia	117,710	664,742	—
Ireland	392,407	1,305,957	—
Israel	1,620,017	409,037	—
Italy	—	3,504,448	—
Japan	—	16,086,426	—
Mexico	272,967	60,791	—
Netherlands	348,349	1,391,326	—
Norway	—	174,300	—
Philippines	—	649,080	—
Singapore	—	169,298	—
South Africa	—	2,185,583	—
South Korea	—	492,766	—
Spain	—	1,573,490	—
Sweden	—	2,464,856	—
Switzerland	182,381	5,620,186	—
Taiwan	—	229,598	—
Thailand	220,458	—	—
United Kingdom	187,854	13,371,145	—
United States	2,746,163	—	—
Preferred Stocks
Germany	—	752,993	—
Warrants	—	1,724	—
Affiliated Money Market Mutual Fund	5,278,467	—	—

Total	$20,590,218	$68,972,429	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2015 was as follows:

Pharmaceuticals	14.3%
Internet Software & Services	6.2
Affiliated Money Market Mutual Fund (including 4.1% of collateral for securities on loan)	6.1
Machinery	6.1
Insurance	5.7
Electronic Equipment, Instruments & Components	4.3
Banks	4.3
Capital Markets	3.8
Automobiles	3.6
Auto Components	3.2
Household Products	3.1
Trading Companies & Distributors	2.9
Textiles, Apparel & Luxury Goods	2.8
Software	2.7
Specialty Retail	2.5
Chemicals	2.5
Semiconductors & Semiconductor Equipment	2.4
Hotels, Restaurants & Leisure	2.4
Food & Staples Retailing	2.3
Internet & Catalog Retail	2.1
Media	2.1
Building Products	1.8
IT Services	1.6
Oil, Gas & Consumable Fuels	1.5
Real Estate Management & Development	1.3
Diversified Financial Services	1.1
Electrical Equipment	1.0
Technology Hardware, Storage & Peripherals	1.0
Diversified Telecommunication Services	1.0
Professional Services	1.0
Industrial Conglomerates	0.9
Food Products	0.7
Road & Rail	0.7
Wireless Telecommunication Services	0.6
Health Care Equipment & Supplies	0.6
Beverages	0.6
Personal Products	0.6
Biotechnology	0.5
Communications Equipment	0.5
Airlines	0.5
Commercial Services & Supplies	0.3
Health Care Providers & Services	0.3
Thrifts & Mortgage Finance	0.3
Energy Equipment & Services	0.2

104.0
Liabilities in excess of other assets	(4.0)

100.0%

SP International Value Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS
Australia — 4.6%
Ansell Ltd.	16,065	$336,288
Arrium Ltd.	539,200	69,300
Ausdrill Ltd.	62,500	13,082
Australia & New Zealand Banking Group Ltd.	7,900	219,779
Bendigo & Adelaide Bank Ltd.	32,600	310,641
Caltex Australia Ltd.	16,977	450,559
Challenger Ltd.	60,800	330,050
Downer EDI Ltd.	65,200	221,030
Fortescue Metals Group Ltd.	50,000	74,015
Independence Group NL	70,900	281,506
Lend Lease Group	28,600	361,235
Mineral Resources Ltd.	25,100	128,373
National Australia Bank Ltd.	14,800	433,259
Pacific Brands Ltd.	311,300	108,644
Primary Health Care Ltd.	35,100	146,679
Toll Holdings Ltd.	82,500	555,065

		4,039,505

Austria — 0.8%
OMV AG	8,300	227,681
UNIQA Insurance Group AG	24,039	217,530
Voestalpine AG	6,500	237,769

		682,980

Belgium — 2.8%
AGFA-Gevaert NV*	84,400	194,660
Anheuser-Busch InBev NV	8,170	998,087
bpost SA	11,100	311,529
Delhaize Group SA	6,400	574,974
KBC Groep NV*	5,566	343,991

		2,423,241

Brazil — 0.2%
Estacio Participacoes SA	24,902	146,999

Canada — 1.0%
MacDonald, Dettwiler & Associates Ltd.	5,652	437,996
Rogers Communications, Inc. (Class B Stock)	12,064	403,864

		841,860

Denmark — 1.0%
A.P. Moeller-Maersk A/S (Class B Stock)	100	209,023
Carlsberg A/S (Class B Stock)	4,006	330,320
TDC A/S	50,200	359,681

		899,024

Finland — 1.3%
Sampo OYJ (Class A Stock)	12,992	655,293
Tieto OYJ	13,600	319,582
UPM-Kymmene OYJ	9,600	186,498

		1,161,373

France — 8.0%
Alstom SA*	11,700	360,021
AXA SA	10,900	274,343
BNP Paribas SA	12,383	753,453
Cap Gemini SA	7,152	586,759

Cie Generale des Etablissements Michelin	3,800	377,889
CNP Assurances	7,300	127,944
Credit Agricole SA	16,000	235,119
Electricite de France SA	22,500	539,509
Renault SA	3,400	308,821
Sanofi	7,100	701,187
SCOR SE	6,700	225,975
Societe Generale SA	3,200	154,502
Thales SA	8,700	482,695
Total SA	9,600	477,185
Valeo SA	5,788	863,307
Vinci SA	8,526	487,120

		6,955,829

Germany — 8.4%
Allianz SE	2,900	503,486
BASF SE	5,900	584,072
Bayer AG	6,981	1,044,464
Bayerische Motoren Werke AG	5,266	655,799
Continental AG	1,413	332,755
Daimler AG	10,900	1,046,775
Deutsche Bank AG	9,300	322,316
E.ON SE	12,200	181,400
Freenet AG	13,900	417,713
Hannover Rueck SE	4,200	434,004
Merck KGaA	1,500	167,876
Muenchener Rueckversicherungs-Gesellschaft AG	2,000	429,763
Rheinmetall AG	4,000	192,396
RTL Group SA	2,121	203,955
Stada Arzneimittel AG	4,800	159,717
Volkswagen AG	1,600	411,394
Wincor Nixdorf AG	5,700	267,119

		7,355,004

Greece — 0.2%
Hellenic Telecommunications Organization SA*	12,688	112,378
Piraeus Bank SA*	164,998	63,681

		176,059

Hong Kong — 1.7%
China Resources Cement Holdings Ltd.	476,000	269,064
CK Hutchison Holdings Ltd.	8,000	163,444
First Pacific Co. Ltd.	134,000	133,781
Huabao International Holdings Ltd.	469,000	348,712
Kingboard Chemical Holdings Ltd.	102,000	161,421
Skyworth Digital Holdings Ltd.	472,000	370,744

		1,447,166

Ireland — 2.2%
C&C Group PLC	57,500	235,379
James Hardie Industries PLC, CDI	25,460	294,517
Permanent TSB Group Holdings PLC*	45,500	2,984
Ryanair Holdings PLC, ADR	3,890	259,735
Shire PLC	7,437	592,898
Smurfit Kappa Group PLC	18,700	525,465

		1,910,978

Israel — 2.1%
Bank Hapoalim BM	26,000	125,018
Elbit Systems Ltd.	3,300	237,401
Teva Pharmaceutical Industries Ltd., ADR	18,904	1,177,719

Teva Pharmaceutical Industries Ltd.	5,400	337,485

		1,877,623

Italy — 1.9%
Atlantia SpA	20,372	534,974
Azimut Holding SpA	14,459	412,140
Enel SpA	88,200	398,435
Eni SpA	18,400	318,469

		1,664,018

Japan — 21.4%
Anritsu Corp.	26,000	181,556
Aoyama Trading Co. Ltd.	7,400	241,597
Aozora Bank Ltd.	46,000	163,050
Central Glass Co. Ltd.	56,000	264,313
Daikin Industries Ltd.	6,700	447,922
Daiwa House Industry Co. Ltd.	36,900	727,309
Don Quijote Holdings Co. Ltd.	10,500	853,527
Fukuoka Financial Group, Inc.	21,000	107,992
Fuyo General Lease Co. Ltd.	3,400	136,600
Hogy Medical Co. Ltd.	2,800	137,473
Isuzu Motors Ltd.	39,900	529,373
Japan Tobacco, Inc.	12,600	398,347
KDDI Corp.	63,900	1,443,663
Keihin Corp.	11,700	179,368
Keiyo Bank Ltd. (The)	55,000	318,387
KYORIN Holdings, Inc.	15,300	365,769
Kyowa Exeo Corp.	28,200	302,419
Makita Corp.	5,200	269,466
Marubeni Corp.	42,000	242,823
Medipal Holdings Corp.	20,800	271,110
Miraca Holdings, Inc.	3,100	142,516
Mitsubishi Corp.	8,900	178,835
Mitsubishi UFJ Financial Group, Inc.	94,000	582,181
Mitsui & Co. Ltd.	30,900	413,818
Mizuho Financial Group, Inc.	258,400	454,132
Nichirei Corp.	72,000	403,363
Nikkiso Co. Ltd.	25,800	230,753
Nippon Telegraph & Telephone Corp.	11,100	685,214
Nissan Motor Co. Ltd.	41,500	422,078
NTT DoCoMo, Inc.	20,400	356,511
Otsuka Holdings Co. Ltd.	5,000	156,418
Paramount Bed Holdings Co. Ltd.	4,800	126,792
Resona Holdings, Inc.	110,400	547,889
Sankyu, Inc.	30,000	130,490
Seino Holdings Co. Ltd.	13,000	141,073
Seven & I Holdings Co. Ltd.	13,300	558,910
Shimachu Co. Ltd.	6,300	166,195
Sky Perfect JSAT Holdings, Inc.	25,400	157,542
SoftBank Corp.	9,200	535,803
Sony Corp.	20,700	553,593
Sumitomo Corp.	38,400	409,765
Sumitomo Metal Mining Co. Ltd.	21,000	306,930
Sumitomo Mitsui Financial Group, Inc.	28,500	1,091,681
Suzuken Co. Ltd.	5,500	167,646
Toagosei Co. Ltd.	82,000	374,038
Toho Holdings Co. Ltd.	7,400	125,057
Tokai Rika Co. Ltd.	15,800	366,176
Toppan Forms Co. Ltd.	31,400	355,708
Tsumura & Co.	6,400	158,056

United Arrows Ltd.	8,600	255,263
Yokohama Rubber Co. Ltd. (The)	46,700	481,386

		18,617,876

Liechtenstein — 0.2%
VP Bank AG	2,300	186,973

Netherlands — 4.4%
Aegon NV	17,300	136,594
ING Groep NV, CVA*	21,400	313,466
Koninklijke Ahold NV	29,900	589,203
Koninklijke KPN NV	152,170	515,801
NXP Semiconductors NV*	3,373	339,774
Royal Dutch Shell PLC (Class A Stock)	15,719	467,435
Royal Dutch Shell PLC (Class B Stock)	31,000	965,656
Wolters Kluwer NV	15,901	519,240

		3,847,169

New Zealand — 0.4%
Air New Zealand Ltd.	191,700	389,924

Norway — 1.2%
DNB ASA	13,600	218,276
Marine Harvest ASA	28,500	326,513
Statoil ASA	11,100	196,264
Yara International ASA	5,600	284,328

		1,025,381

Philippines — 0.5%
Alliance Global Group, Inc.	745,600	441,058

Singapore — 0.7%
DBS Group Holdings Ltd.	41,000	607,942

South Africa — 0.4%
Mondi PLC	16,900	324,766

Spain — 1.8%
Aena SA*	3,000	301,639
Banco Santander SA	43,300	324,592
Gas Natural SDG SA	4,600	103,279
Mediaset Espana Comunicacion SA*	18,745	234,663
Red Electrica Corp. SA	3,921	318,828
Repsol SA	17,100	318,321

		1,601,322

Sweden — 3.6%
Assa Abloy AB (Class B Stock)	10,849	646,225
Boliden AB	11,800	233,752
Nordea Bank AB	28,700	349,580
Oriflame Cosmetics SA, SDR	6,300	84,214
Securitas AB (Class B Stock)	25,600	367,524
Swedbank AB (Class A Stock)	27,836	664,549
Telefonaktiebolaget LM Ericsson (Class B Stock)	32,700	410,547
TeliaSonera AB	62,800	399,074

		3,155,465

Switzerland — 7.2%
Baloise Holding AG	3,200	422,903
Cembra Money Bank AG	3,600	220,224
Credit Suisse Group AG*	28,100	756,001
GAM Holding AG*	13,011	269,839
Georg Fischer AG	500	341,478

Glencore PLC*	62,841	265,297
Helvetia Holding AG	400	215,232
Novartis AG	16,131	1,592,138
Sunrise Communications Group AG*	3,266	282,977
Swatch Group AG (The)	408	172,546
Swiss Life Holding AG*	1,700	419,980
Swiss Re AG*	5,500	530,519
Zurich Insurance Group AG*	2,200	743,605

		6,232,739

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,446	573,992

Thailand — 0.3%
Krung Thai Bank PCL	384,100	269,130

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S*	61,644	316,177

United Kingdom — 17.2%
3i Group PLC	40,000	285,812
Anglo American PLC	37,730	563,494
AstraZeneca PLC	6,100	418,571
Aviva PLC	38,300	306,509
BAE Systems PLC	74,600	578,115
Barclays PLC	87,400	315,471
Beazley PLC	54,900	233,548
Bellway PLC	9,500	278,458
BG Group PLC	35,272	432,917
BP PLC	104,100	674,790
British American Tobacco PLC	13,378	692,764
BT Group PLC	52,400	340,486
Carillion PLC	65,500	316,982
Centrica PLC	63,800	238,630
Dairy Crest Group PLC	40,400	264,716
Direct Line Insurance Group PLC	83,085	392,076
DS Smith PLC	18,300	93,441
GlaxoSmithKline PLC	21,300	490,323
Home Retail Group PLC	49,500	120,732
HSBC Holdings PLC	51,500	438,851
Informa PLC	53,435	446,066
International Consolidated Airlines Group SA*	37,326	332,693
J Sainsbury PLC	83,800	321,574
Lloyds Banking Group PLC*	914,723	1,060,285
Marston’s PLC	59,800	134,929
Old Mutual PLC	83,400	273,773
Petrofac Ltd.	11,200	157,675
Provident Financial PLC	8,868	353,755
Prudential PLC	40,537	1,005,939
Reed Elsevier PLC	32,576	560,237
Rexam PLC	59,319	508,382
Rio Tinto Ltd.	3,700	160,321
Taylor Wimpey PLC	151,417	347,103
Tesco PLC	34,300	122,435
Tullett Prebon PLC	57,600	318,522
Unilever PLC	9,901	413,102
Vesuvius PLC	40,500	294,338
William Hill PLC	55,192	303,073
WM Morrison Supermarkets PLC	146,400	418,401

		15,009,289

TOTAL LONG-TERM INVESTMENTS (cost $81,029,122)		84,180,862

	Shares
SHORT-TERM INVESTMENT — 1.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,534,297)(a)	1,534,297	1,534,297

TOTAL INVESTMENTS — 98.4% (cost $82,563,419)		85,715,159
Other assets in excess of liabilities — 1.6%		1,374,001

NET ASSETS — 100.0%		$87,089,160

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,039,505	$—
Austria	—	682,980	—
Belgium	194,660	2,228,581	—
Brazil	146,999	—	—
Canada	841,860	—	—
Denmark	—	899,024	—
Finland	—	1,161,373	—
France	—	6,955,829	—
Germany	—	7,355,004	—
Greece	—	176,059	—
Hong Kong	133,781	1,313,385	—
Ireland	262,719	1,648,259	—
Israel	1,177,719	699,904	—
Italy	—	1,664,018	—
Japan	—	18,617,876	—
Liechtenstein	186,973	—	—
Netherlands	—	3,847,169	—
New Zealand	—	389,924	—
Norway	—	1,025,381	—
Philippines	—	441,058	—
Singapore	—	607,942	—
South Africa	—	324,766	—
Spain	301,639	1,299,683	—
Sweden	—	3,155,465	—
Switzerland	282,977	5,949,762	—
Taiwan	573,992	—	—
Thailand	269,130	—	—
Turkey	—	316,177	—
United Kingdom	—	15,009,289	—
Affiliated Money Market Mutual Fund	1,534,297	—	—

Total	$5,906,746	$79,808,413	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2015 was as follows:

Banks	12.3%
Insurance	8.5
Pharmaceuticals	8.5
Oil, Gas & Consumable Fuels	5.1
Wireless Telecommunication Services	4.1
Automobiles	3.9
Diversified Telecommunication Services	3.0
Food & Staples Retailing	3.0
Auto Components	2.9
Capital Markets	2.9
Metals & Mining	2.5
Media	2.4
Aerospace & Defense	2.0
Chemicals	1.8
Beverages	1.8
Affiliated Money Market Mutual Fund	1.8
Household Durables	1.7
Food Products	1.7
Building Products	1.5
Trading Companies & Distributors	1.5
Electric Utilities	1.4
Real Estate Management & Development	1.4
Containers & Packaging	1.3
Construction & Engineering	1.3
Tobacco	1.3
Commercial Services & Supplies	1.2
Airlines	1.1
Semiconductors & Semiconductor Equipment	1.1
IT Services	1.1
Machinery	1.0
Air Freight & Logistics	1.0
Multiline Retail	1.0
Health Care Providers & Services	1.0
Health Care Equipment & Supplies	1.0
Transportation Infrastructure	0.9
Specialty Retail	0.8
Diversified Financial Services	0.8
Industrial Conglomerates	0.7
Consumer Finance	0.7
Construction Materials	0.6
Paper & Forest Products	0.6
Multi-Utilities	0.5
Communications Equipment	0.5
Hotels, Restaurants & Leisure	0.4
Electrical Equipment	0.4
Electronic Equipment, Instruments & Components	0.4
Road & Rail	0.3
Technology Hardware, Storage & Peripherals	0.3
Marine	0.2
Health Care Technology	0.2
Textiles, Apparel & Luxury Goods	0.2
Energy Equipment & Services	0.2
Diversified Consumer Services	0.2
Internet & Catalog Retail	0.1
Distributors	0.1
Gas Utilities	0.1
Personal Products	0.1

98.4
Other assets in excess of liabilities	1.6

100.0%

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Airlines — 2.8%
Spirit Airlines, Inc.*	48,741	$3,770,604
United Continental Holdings, Inc.*	52,995	3,563,914

		7,334,518
Auto Components — 1.0%
Delphi Automotive PLC (United Kingdom)	32,385	2,582,380

Banks — 0.9%
First Republic Bank	40,956	2,338,178

Beverages — 1.1%
Constellation Brands, Inc. (Class A Stock)*	23,992	2,788,110

Biotechnology — 3.0%
BioMarin Pharmaceutical, Inc.*	24,834	3,094,813
Incyte Corp.*	28,677	2,628,534
Vertex Pharmaceuticals, Inc.*	17,808	2,100,810

		7,824,157

Capital Markets — 0.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	26,492	1,204,326

Chemicals — 2.4%
Airgas, Inc.	24,371	2,586,007
Eastman Chemical Co.	10,074	697,725
FMC Corp.	53,480	3,061,730

		6,345,462

Commercial Services & Supplies — 2.2%
Copart, Inc.*	51,162	1,922,156
Stericycle, Inc.*	27,346	3,840,199

		5,762,355

Communications Equipment — 1.0%
F5 Networks, Inc.*	21,904	2,517,646

Construction & Engineering — 1.2%
Quanta Services, Inc.*	109,165	3,114,477

Consumer Finance — 1.0%
SLM Corp.	278,305	2,582,670

Electrical Equipment — 1.1%
AMETEK, Inc.	54,200	2,847,668

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp. (Class A Stock)	74,008	4,361,291

Food & Staples Retailing — 1.8%
Kroger Co. (The)	36,883	2,827,451
Sprouts Farmers Market, Inc.*(a)	48,774	1,718,308

		4,545,759

Food Products — 3.2%
Hain Celestial Group, Inc. (The)*	64,604	4,137,886
J.M. Smucker Co. (The)	18,521	2,143,435
Mead Johnson Nutrition Co.	20,684	2,079,363

		8,360,684

Health Care Equipment & Supplies — 1.5%
Align Technology, Inc.*	37,654	2,025,220
Cooper Cos., Inc. (The)	9,523	1,784,801

		3,810,021

Health Care Providers & Services — 7.0%
Catamaran Corp.*	72,801	4,334,572
Centene Corp.*	50,568	3,574,652
Envision Healthcare Holdings, Inc.*	77,852	2,985,624
Henry Schein, Inc.*	30,138	4,207,868
Universal Health Services, Inc. (Class B Stock)	25,181	2,964,055

		18,066,771

Hotels, Restaurants & Leisure — 2.7%
Hilton Worldwide Holdings, Inc.*	92,644	2,744,115
Norwegian Cruise Line Holdings Ltd.*	38,791	2,095,102
Starwood Hotels & Resorts Worldwide, Inc.	26,762	2,234,627

		7,073,844

Household Products — 1.0%
Church & Dwight Co., Inc.	30,604	2,614,194

Independent Power & Renewable Electricity Producers — 0.9%
Abengoa Yield PLC (Spain)	66,889	2,259,510

Industrial Conglomerates — 1.9%
Roper Industries, Inc.	28,382	4,881,704

Insurance — 0.9%
W.R. Berkley Corp.	47,897	2,419,278

Internet & Catalog Retail — 1.0%
TripAdvisor, Inc.*	14,632	1,216,943
Vipshop Holdings Ltd. (China), ADS*(a)	43,031	1,266,833

		2,483,776

Internet Software & Services — 1.9%
LinkedIn Corp. (Class A Stock)*	11,390	2,845,905
Twitter, Inc.*	39,873	1,996,840

		4,842,745

IT Services — 2.6%
FleetCor Technologies, Inc.*	9,842	1,485,355
Vantiv, Inc. (Class A Stock)*	138,176	5,209,235

		6,694,590

Life Sciences Tools & Services — 0.8%
Illumina, Inc.*	11,079	2,056,706

Machinery — 2.0%
Flowserve Corp.	51,171	2,890,650
Pall Corp.	22,667	2,275,540

		5,166,190

Metals & Mining — 0.8%
Reliance Steel & Aluminum Co.	35,826	2,188,252

Multiline Retail — 2.5%
Burlington Stores, Inc.*	14,907	885,774
Dollar Tree, Inc.*	70,054	5,684,532

		6,570,306

Oil, Gas & Consumable Fuels — 3.9%
Cimarex Energy Co.	12,548	1,444,149
Concho Resources, Inc.*	32,945	3,818,984
Noble Energy, Inc.	50,911	2,489,548
Whiting Petroleum Corp.*	75,545	2,334,341

		10,087,022

Pharmaceuticals — 3.9%
Endo International PLC*	37,292	3,345,092
Jazz Pharmaceuticals PLC*	11,295	1,951,663
Pacira Pharmaceuticals, Inc.*	14,414	1,280,684
Perrigo Co. PLC	20,632	3,415,628

		9,993,067

Professional Services — 2.7%
IHS, Inc. (Class A Stock)*	29,525	3,358,764
Towers Watson & Co. (Class A Stock)	28,500	3,767,273

		7,126,037

Real Estate Investment Trusts (REITs) — 3.4%
Crown Castle International Corp.	55,845	4,609,446
MFA Financial, Inc.	240,375	1,889,348
Starwood Property Trust, Inc.	98,223	2,386,819

		8,885,613

Real Estate Management & Development — 1.0%
CBRE Group, Inc. (Class A Stock)*	70,327	2,722,358

Road & Rail — 1.4%
Kansas City Southern	16,735	1,708,309
Old Dominion Freight Line, Inc.*	25,803	1,994,572

		3,702,881

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	37,397	2,356,011
Applied Materials, Inc.	104,171	2,350,098
NXP Semiconductors NV (Netherlands)*	11,423	1,146,412
Xilinx, Inc.	44,244	1,871,521

		7,724,042

Software — 9.5%
Check Point Software Technologies Ltd. (Israel)*(a)	52,067	4,267,932
Electronic Arts, Inc.*	87,240	5,131,021
Intuit, Inc.	40,427	3,919,802
Red Hat, Inc.*	63,902	4,840,577
ServiceNow, Inc.*	37,104	2,923,053
Splunk, Inc.*	36,056	2,134,515
Ultimate Software Group, Inc. (The)*	8,168	1,388,192

		24,605,092

Specialty Retail — 8.4%
GNC Holdings, Inc. (Class A Stock)	80,746	3,962,206
L Brands, Inc.	27,026	2,548,281
O’Reilly Automotive, Inc.*	15,361	3,321,663
Ross Stores, Inc.	44,064	4,642,583
Signet Jewelers Ltd.	25,596	3,552,469
Ulta Salon Cosmetics & Fragrance, Inc.*	25,533	3,851,653

		21,878,855

Technology Hardware, Storage & Peripherals — 0.4%
SanDisk Corp.	14,601	928,916

Textiles, Apparel & Luxury Goods — 3.2%
Burberry Group PLC (United Kingdom)	77,880	1,999,988
Kate Spade & Co.*	52,418	1,750,237
PVH Corp.	31,504	3,357,066
Under Armour, Inc. (Class A Stock)*	14,931	1,205,678

		8,312,969

Trading Companies & Distributors — 1.0%
WESCO International, Inc.*(a)	38,974	2,723,893

Wireless Telecommunication Services — 2.8%
SBA Communications Corp. (Class A Stock)*	61,633	7,217,224

TOTAL LONG-TERM INVESTMENTS (cost $161,994,579)		251,545,537

SHORT-TERM INVESTMENT — 6.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $16,469,813; includes $8,587,830 of cash collateral for securities on loan)( b)(w)	16,469,813	16,469,813

TOTAL INVESTMENTS — 103.4% (cost $178,464,392)		268,015,350
Liabilities in excess of other assets — (3.4)%		(8,802,303)

NET ASSETS 100.0%		$259,213,047

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,404,437; cash collateral of $8,587,830 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$7,334,518	$—	$—
Auto Components	2,582,380	—	—
Banks	2,338,178	—	—
Beverages	2,788,110	—	—
Biotechnology	7,824,157	—	—
Capital Markets	1,204,326	—	—
Chemicals	6,345,462	—	—
Commercial Services & Supplies	5,762,355	—	—
Communications Equipment	2,517,646	—	—
Construction & Engineering	3,114,477	—	—
Consumer Finance	2,582,670	—	—
Electrical Equipment	2,847,668	—	—

Electronic Equipment, Instruments & Components	4,361,291	—	—
Food & Staples Retailing	4,545,759	—	—
Food Products	8,360,684	—	—
Health Care Equipment & Supplies	3,810,021	—	—
Health Care Providers & Services	18,066,771	—	—
Hotels, Restaurants & Leisure	7,073,844	—	—
Household Products	2,614,194	—	—
Independent Power & Renewable Electricity Producers	2,259,510	—	—
Industrial Conglomerates	4,881,704	—	—
Insurance	2,419,278	—	—
Internet & Catalog Retail	2,483,776	—	—
Internet Software & Services	4,842,745	—	—
IT Services	6,694,590	—	—
Life Sciences Tools & Services	2,056,706	—	—
Machinery	5,166,190	—	—
Metals & Mining	2,188,252	—	—
Multiline Retail	6,570,306	—	—
Oil, Gas & Consumable Fuels	10,087,022	—	—
Pharmaceuticals	9,993,067	—	—
Professional Services	7,126,037	—	—
Real Estate Investment Trusts (REITs)	8,885,613	—	—
Real Estate Management & Development	2,722,358	—	—
Road & Rail	3,702,881	—	—
Semiconductors & Semiconductor Equipment	7,724,042	—	—
Software	24,605,092	—	—
Specialty Retail	21,878,855	—	—
Technology Hardware, Storage & Peripherals	928,916	—	—
Textiles, Apparel & Luxury Goods	6,312,981	1,999,988	—
Trading Companies & Distributors	2,723,893	—	—
Wireless Telecommunication Services	7,217,224	—	—
Affiliated Money Market Mutual Fund	16,469,813	—	—

Total	$266,015,362	$1,999,988	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 96.5%
Aerospace & Defense — 2.0%
Curtiss-Wright Corp.	12,459	$921,218
Esterline Technologies Corp.*(a)	12,836	1,468,695
Moog, Inc. (Class A Stock)*	10,993	825,025
Triumph Group, Inc.	19,740	1,178,873

		4,393,811

Air Freight & Logistics — 0.3%
Forward Air Corp.	11,776	639,437

Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.*	18,731	483,822
Dana Holding Corp.	35,640	754,142
Superior Industries International, Inc.	31,840	602,731
Tenneco, Inc.*	3,300	189,486
Tower International, Inc.*	12,158	323,403

		2,353,584

Banks — 15.2%
BancorpSouth, Inc.	41,788	970,317
Bank of the Ozarks, Inc.(a)	31,370	1,158,494
BankUnited, Inc.	50,290	1,646,495
Banner Corp.(g)	13,240	607,716
Boston Private Financial Holdings, Inc.	39,651	481,760
Bridge Capital Holdings*	7,227	188,697
CoBiz Financial, Inc.	15,083	185,823
Community Bank System, Inc.	13,998	495,389
ConnectOne Bancorp, Inc.	7,830	152,372
CVB Financial Corp.	19,778	315,261
First Financial Bankshares, Inc.(a)	18,800	519,632
First Midwest Bancorp, Inc.	19,988	347,192
First of Long Island Corp. (The)	5,613	143,132
First Republic Bank	21,860	1,247,987
FirstMerit Corp.	107,970	2,057,908
Flushing Financial Corp.	15,968	320,478
Glacier Bancorp, Inc.	25,408	639,011
Great Western Bancorp, Inc.*	17,636	388,168
Heritage Financial Corp.	8,380	142,460
Home BancShares, Inc.	16,498	559,117
Iberiabank Corp.	7,950	501,089
Independent Bank Corp.	10,212	448,000
Independent Bank Group, Inc.	4,713	183,383
Lakeland Financial Corp.	5,672	230,170
LegacyTexas Financial Group, Inc.(a)	26,770	608,482
MB Financial, Inc.	26,443	827,930
PacWest Bancorp	21,673	1,016,247
Pinnacle Financial Partners, Inc.	15,848	704,602
PrivateBancorp, Inc.	35,952	1,264,432
Prosperity Bancshares, Inc.	12,767	670,012
Sandy Spring Bancorp, Inc.	7,426	194,784
Sierra Bancorp	1,748	29,192
Signature Bank*	20,040	2,596,783
South State Corp.	9,254	632,881
Southcoast Financial Corp.*	637	4,567
Southwest Bancorp, Inc.	11,822	210,313
State Bank Financial Corp.	12,760	267,960
Summit State Bank	4,086	54,385
SVB Financial Group*	24,750	3,144,240
Texas Capital Bancshares, Inc.*	8,039	391,097

Tompkins Financial Corp.	19,169	1,032,251
Trico Bancshares	7,501	180,999
UMB Financial Corp.	13,490	713,486
Webster Financial Corp.	33,041	1,224,169
Wintrust Financial Corp.	66,220	3,157,370

		32,856,233

Biotechnology — 0.6%
Infinity Pharmaceuticals, Inc.*	39,086	546,422
Ligand Pharmaceuticals, Inc.*(a)	3,150	242,897
Vanda Pharmaceuticals, Inc.*(a)	51,458	478,559

		1,267,878

Building Products — 0.5%
Continental Building Products, Inc.*	22,654	511,754
Gibraltar Industries, Inc.*	18,800	308,508
NCI Building Systems, Inc.*	16,761	289,630

		1,109,892

Capital Markets — 3.8%
Affiliated Managers Group, Inc.*	12,450	2,674,011
Cohen & Steers, Inc.	3,983	163,104
Golub Capital BDC, Inc.(a)	8,981	157,617
Greenhill & Co., Inc.	15,756	624,725
HFF, Inc. (Class A Stock)	13,033	489,259
Moelis & Co.	5,692	171,443
New Mountain Finance Corp.(a)	13,924	203,290
OM Asset Management PLC (United Kingdom)*	29,383	547,699
Raymond James Financial, Inc.	30,510	1,732,358
Stifel Financial Corp.*	16,772	935,039
Virtus Investment Partners, Inc.	2,965	387,733

		8,086,278

Chemicals — 2.3%
Axiall Corp.	3,924	184,193
Cytec Industries, Inc.	7,831	423,187
Koppers Holdings, Inc.	35,650	701,592
Kraton Performance Polymers, Inc.*	32,860	664,101
Methanex Corp. (Canada)(a)	9,186	492,094
Minerals Technologies, Inc.	2,918	213,306
Olin Corp.	5,956	190,830
PolyOne Corp.	29,118	1,087,557
Quaker Chemical Corp.	5,169	442,673
WR Grace & Co.*	5,979	591,144

		4,990,677

Commercial Services & Supplies — 1.4%
ACCO Brands Corp.*(a)	87,102	723,818
Ceco Environmental Corp.	17,531	186,004
G&K Services, Inc. (Class A Stock)	6,159	446,712
Herman Miller, Inc.	8,120	225,411
Mobile Mini, Inc.	19,304	823,123
Progressive Waste Solutions Ltd. (Canada)	17,398	511,153

		2,916,221

Communications Equipment — 2.6%
ADTRAN, Inc.	15,116	282,216
Bel Fuse, Inc. (Class B Stock)	12,120	230,643
Black Box Corp.	9,690	202,812
Digi International, Inc.*	117,650	1,174,147
Extreme Networks, Inc.*	25,576	80,820

InterDigital, Inc.	17,820	904,187
JDS Uniphase Corp.*	39,133	513,425
Plantronics, Inc.	33,340	1,765,353
RADWARE Ltd. (Israel)*	22,735	475,389

		5,628,992

Construction & Engineering — 1.2%
Comfort Systems USA, Inc.	17,082	359,405
EMCOR Group, Inc.	36,810	1,710,561
MYR Group, Inc.*	6,153	192,835
Tutor Perini Corp.*	14,000	326,900

		2,589,701

Construction Materials — 0.3%
Eagle Materials, Inc.	6,806	568,709

Consumer Finance — 0.1%
First Cash Financial Services, Inc.*	6,468	300,891

Containers & Packaging — 0.8%
Berry Plastics Group, Inc.*	35,266	1,276,277
Graphic Packaging Holding Co.*	33,519	487,366

		1,763,643

Distributors — 0.2%
Core-Mark Holding Co., Inc.	6,829	439,241

Diversified Consumer Services — 0.1%
Sotheby’s(a)	6,970	294,552

Diversified Financial Services — 0.2%
MarketAxess Holdings, Inc.	4,369	362,190

Diversified Telecommunication Services — 0.2%
Premiere Global Services, Inc.*	34,876	333,415

Electric Utilities — 2.7%
ALLETE, Inc.	18,227	961,657
Cleco Corp.	16,220	884,315
IDACORP, Inc.	15,737	989,385
MGE Energy, Inc.	8,615	381,817
PNM Resources, Inc.	24,562	717,210
Portland General Electric Co.	50,869	1,886,731

		5,821,115

Electrical Equipment — 0.2%
Thermon Group Holdings, Inc.*	15,566	374,674

Electronic Equipment, Instruments & Components — 2.7%
Anixter International, Inc.*	7,361	560,393
AVX Corp.	119,720	1,708,404
Belden, Inc.	5,526	517,012
CTS Corp.	20,214	363,650
Littelfuse, Inc.	3,833	380,962
Newport Corp.*	22,793	434,435
Park Electrochemical Corp.	83,066	1,790,903

		5,755,759

Energy Equipment & Services — 1.9%
C&J Energy Services Ltd.*	25,800	287,154
Forum Energy Technologies, Inc.*	12,557	246,117
Frank’s International NV(a)	28,760	537,812

Gulf Island Fabrication, Inc.	29,860	443,720
Key Energy Services, Inc.*	95,050	172,991
Matrix Service Co.*	8,390	147,328
Natural Gas Services Group, Inc.*	19,970	383,823
Newpark Resources, Inc.*	18,905	172,225
Oil States International, Inc.*	14,332	569,984
TETRA Technologies, Inc.*	130,674	807,565
Tidewater, Inc.	18,350	351,219

		4,119,938

Food & Staples Retailing — 0.7%
SUPERVALU, Inc.*	11,439	133,036
Weis Markets, Inc.	29,520	1,468,915

		1,601,951

Food Products — 0.6%
B&G Foods, Inc.	7,615	224,110
Freshpet, Inc.*(a)	3,475	67,519
Hain Celestial Group, Inc. (The)*	11,205	717,680
J&J Snack Foods Corp.	3,486	371,956

		1,381,265

Gas Utilities — 1.3%
Laclede Group, Inc. (The)	5,810	297,588
New Jersey Resources Corp.	29,834	926,644
Northwest Natural Gas Co.(a)	3,430	164,468
Southwest Gas Corp.	19,715	1,146,822
WGL Holdings, Inc.	5,790	326,556

		2,862,078

Health Care Equipment & Supplies — 0.9%
Endologix, Inc.*(a)	46,094	786,824
Integra LifeSciences Holdings Corp.*	9,109	561,570
Tornier NV*	20,963	549,650

		1,898,044

Health Care Providers & Services — 1.6%
Adeptus Health, Inc.*(a)	6,277	315,231
Air Methods Corp.*(a)	17,587	819,378
Brookdale Senior Living, Inc.*	7,700	290,752
Cross Country Healthcare, Inc.*	36,875	437,337
HealthSouth Corp.	23,957	1,062,733
LifePoint Hospitals, Inc.*	6,700	492,115

		3,417,546

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.*	80,734	965,579
Quality Systems, Inc.	4,644	74,211

		1,039,790

Hotels, Restaurants & Leisure — 2.1%
Bloomin’ Brands, Inc.*	19,309	469,788
Diamond Resorts International, Inc.*	25,149	840,731
DineEquity, Inc.	3,360	359,554
Jack in the Box, Inc.	10,326	990,470
Krispy Kreme Doughnuts, Inc.*	12,491	249,695
Marriott Vacations Worldwide Corp.	6,998	567,188
Vail Resorts, Inc.	9,246	956,221

		4,433,647

Household Durables — 1.1%
Meritage Homes Corp.*	9,955	484,211
Ryland Group, Inc. (The)	10,240	499,098
Standard Pacific Corp.*	51,524	463,716
WCI Communities, Inc.*	30,730	735,983
William Lyon Homes (Class A Stock)*	9,567	247,020

		2,430,028

Household Products — 0.5%
Spectrum Brands Holdings, Inc.	12,564	1,125,232

Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc.*	23,601	741,779

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	9,791	906,940

Insurance — 5.4%
Allied World Assurance Co. Holdings AG	58,420	2,360,168
American Equity Investment Life Holding Co.	40,482	1,179,241
AMERISAFE, Inc.	5,965	275,881
AmTrust Financial Services, Inc.	6,151	350,515
Axis Capital Holdings Ltd.	31,370	1,618,065
CNO Financial Group, Inc.	65,047	1,120,109
Endurance Specialty Holdings Ltd.	8,458	517,122
Enstar Group Ltd.*(g)	3,310	469,557
Fidelity & Guaranty Life	9,365	198,538
Maiden Holdings Ltd.	48,728	722,636
National General Holdings Corp.	13,900	259,930
ProAssurance Corp.	36,464	1,674,062
RLI Corp.	8,004	419,490
Symetra Financial Corp.	16,775	393,541

		11,558,855

Internet & Catalog Retail — 0.3%
HSN, Inc.	8,119	553,959

Internet Software & Services — 0.2%
Everyday Health, Inc.*	33,874	435,620

IT Services — 0.3%
Convergys Corp.	30,655	701,080

Leisure Products
Brunswick Corp.	1,119	57,573

Life Sciences Tools & Services — 0.5%
Albany Molecular Research, Inc.*(a)	20,739	365,006
Bruker Corp.*	43,482	803,113

		1,168,119

Machinery — 4.4%
Actuant Corp. (Class A Stock)	28,309	672,056
Alamo Group, Inc.	5,801	366,217
Altra Industrial Motion Corp.	5,520	152,573
Barnes Group, Inc.	12,400	502,076
CIRCOR International, Inc.	4,688	256,434
Clarcor, Inc.	10,287	679,559
Graco, Inc.	3,771	272,115
Harsco Corp.	71,460	1,233,399
Manitowoc Co., Inc. (The)(a)	54,080	1,165,965
RBC Bearings, Inc.	25,131	1,923,527
Snap-on, Inc.	5,910	869,125

Standex International Corp.	4,591	377,059
Watts Water Technologies, Inc. (Class A Stock)	9,303	511,944
Woodward, Inc.	8,437	430,371

		9,412,420

Marine — 0.2%
Diana Shipping, Inc. (Greece)*(a)	56,420	345,290

Media — 0.9%
Carmike Cinemas, Inc.*	13,843	465,125
Live Nation Entertainment, Inc.*	34,293	865,212
Nexstar Broadcasting Group, Inc. (Class A Stock)(a)	7,649	437,676
Townsquare Media, Inc.*	7,192	92,417

		1,860,430

Metals & Mining — 2.2%
AK Steel Holding Corp.*(a)	43,207	193,135
Carpenter Technology Corp.	11,410	443,621
Commercial Metals Co.	38,003	615,269
Globe Specialty Metals, Inc.	18,813	355,942
Haynes International, Inc.	14,784	659,514
Horsehead Holding Corp.*(a)	71,820	909,241
Kaiser Aluminum Corp.	9,307	715,615
Steel Dynamics, Inc.	43,230	868,923
TimkenSteel Corp.	2,002	52,993

		4,814,253

Multiline Retail — 1.0%
Burlington Stores, Inc.*	37,956	2,255,346

Multi-Utilities — 0.6%
Black Hills Corp.	9,832	495,926
NorthWestern Corp.	15,754	847,408

		1,343,334

Oil, Gas & Consumable Fuels — 2.5%
Bill Barrett Corp.*	32,270	267,841
Carrizo Oil & Gas, Inc.*	19,360	961,224
Cloud Peak Energy, Inc.*	40,010	232,858
Jones Energy, Inc. (Class A Stock)*	22,030	197,830
Laredo Petroleum, Inc.*(a)	13,555	176,757
Parsley Energy, Inc. (Class A Stock)*	31,038	495,987
Rex Energy Corp.*(a)	70,750	263,190
Rice Energy, Inc.*(a)	40,270	876,275
SM Energy Co.	23,892	1,234,739
WPX Energy, Inc.*	68,730	751,219

		5,457,920

Paper & Forest Products — 0.5%
Boise Cascade Co.*	11,470	429,666
KapStone Paper and Packaging Corp.	20,427	670,823

		1,100,489

Pharmaceuticals — 0.5%
Catalent, Inc.*	18,492	576,026
Prestige Brands Holdings, Inc.*	11,648	499,583

		1,075,609

Professional Services — 1.0%
Korn/Ferry International*	19,950	655,756
On Assignment, Inc.*	9,291	356,496

TrueBlue, Inc.*	47,332	1,152,534

		2,164,786

Real Estate Investment Trusts (REITs) — 9.7%
Acadia Realty Trust	33,039	1,152,400
Apollo Commercial Real Estate Finance, Inc.	39,191	673,301
Biomed Realty Trust, Inc.	22,200	503,052
Blackstone Mortgage Trust, Inc. (Class A Stock)	26,503	751,890
CBL & Associates Properties, Inc.	35,551	703,910
Chesapeake Lodging Trust	48,240	1,631,959
Corporate Office Properties Trust	18,990	557,926
Cousins Properties, Inc.	41,023	434,844
CubeSmart	45,930	1,109,209
DuPont Fabros Technology, Inc.	22,434	733,143
EastGroup Properties, Inc.	14,180	852,785
Empire State Realty Trust, Inc. (Class A Stock)	25,440	478,526
First Potomac Realty Trust	44,050	523,755
Hersha Hospitality Trust	43,740	282,998
Highwoods Properties, Inc.	22,046	1,009,266
Hudson Pacific Properties, Inc.	29,742	987,137
MFA Financial, Inc.	81,846	643,310
Mid-America Apartment Communities, Inc.	6,410	495,301
National Health Investors, Inc.	16,255	1,154,268
Pebblebrook Hotel Trust	49,131	2,288,031
PS Business Parks, Inc.	12,748	1,058,594
Sovran Self Storage, Inc.	2,715	255,047
Strategic Hotels & Resorts, Inc.*	93,038	1,156,462
Terreno Realty Corp.	30,378	692,618
Two Harbors Investment Corp.	51,668	548,714
Washington Real Estate Investment Trust	9,350	258,341

		20,936,787

Real Estate Management & Development — 0.9%
CBRE Group, Inc. (Class A Stock)*	9,570	370,455
Jones Lang LaSalle, Inc.	3,110	529,944
Kennedy-Wilson Holdings, Inc.	35,706	933,355

		1,833,754

Road & Rail — 0.6%
Old Dominion Freight Line, Inc.*	15,957	1,233,476

Semiconductors & Semiconductor Equipment — 5.9%
Cabot Microelectronics Corp.*	10,995	549,420
Entegris, Inc.*	59,605	815,993
Exar Corp.*	142,850	1,435,643
Fairchild Semiconductor International, Inc.*	26,415	480,225
Intersil Corp. (Class A Stock)	56,284	805,987
MKS Instruments, Inc.	18,019	609,222
ON Semiconductor Corp.*	139,140	1,684,985
Rudolph Technologies, Inc.*	178,840	1,970,817
Semtech Corp.*	18,506	493,092
Silicon Laboratories, Inc.*	10,317	523,794
Teradyne, Inc.	90,626	1,708,300
Veeco Instruments, Inc.*(a)	54,468	1,663,997

		12,741,475

Software — 1.0%
Bottomline Technologies (DE), Inc.*	17,411	476,539
Monotype Imaging Holdings, Inc.	12,077	394,193
Pegasystems, Inc.	15,345	333,754

PTC, Inc.*	11,993	433,787
Verint Systems, Inc.*	9,278	574,587

		2,212,860

Specialty Retail — 3.6%
American Eagle Outfitters, Inc.	12,913	220,554
Asbury Automotive Group, Inc.*	4,755	395,141
Boot Barn Holdings, Inc.*	9,977	238,650
Cato Corp. (The) (Class A Stock)	4,380	173,448
Express, Inc.*	36,950	610,783
GNC Holdings, Inc. (Class A Stock)	33,859	1,661,461
Lithia Motors, Inc. (Class A Stock)	8,724	867,253
MarineMax, Inc.*	9,230	244,687
Monro Muffler Brake, Inc.(a)	5,033	327,397
Office Depot, Inc.*	101,607	934,784
Pier 1 Imports, Inc.(a)	120,980	1,691,300
Vitamin Shoppe, Inc.*	11,720	482,747

		7,848,205

Technology Hardware, Storage & Peripherals — 0.2%
Electronics For Imaging, Inc.*	11,876	495,823

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	5,668	524,120
Movado Group, Inc.	28,220	804,834
Steven Madden Ltd.*	7,909	300,542

		1,629,496

Thrifts & Mortgage Finance — 1.4%
Brookline Bancorp, Inc.	16,276	163,574
Dime Community Bancshares, Inc.	10,447	168,197
Oritani Financial Corp.	12,690	184,639
Provident Financial Services, Inc.	20,720	386,428
Radian Group, Inc.(a)	60,875	1,022,091
Westfield Financial, Inc.	97,660	754,912
WSFS Financial Corp.	3,228	244,134

		2,923,975

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	8,598	389,833
Beacon Roofing Supply, Inc.	12,722	398,199
Kaman Corp.	16,559	702,598
Rush Enterprises, Inc. (Class A Stock)*	42,650	1,166,904
WESCO International, Inc.*(a)	8,900	622,021

		3,279,555

TOTAL COMMON STOCKS (cost $150,079,026)		208,245,620

EXCHANGE TRADED FUND — 2.1%
iShares Russell 2000 Value Index Fund(a) (cost $4,111,547)	43,087	4,447,009

TOTAL LONG-TERM INVESTMENTS (cost $154,190,573)		212,692,629

SHORT-TERM INVESTMENT — 10.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $23,121,025; includes $20,589,013 of cash collateral for securities on loan)(b)(w)	23,121,025	23,121,025

TOTAL INVESTMENTS — 109.3% (cost $177,311,598)	235,813,654
Liabilities in excess of other assets — (9.3)%	(20,032,359)

NET ASSETS — 100.0%	$215,781,295

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,934,997; cash collateral of $20,589,013 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security or securities that has been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,393,811	$—	$—
Air Freight & Logistics	639,437	—	—
Auto Components	2,353,584	—	—
Banks	32,856,233	—	—
Biotechnology	1,267,878	—	—
Building Products	1,109,892	—	—
Capital Markets	8,086,278	—	—
Chemicals	4,990,677	—	—
Commercial Services & Supplies	2,916,221	—	—
Communications Equipment	5,628,992	—	—
Construction & Engineering	2,589,701	—	—
Construction Materials	568,709	—	—
Consumer Finance	300,891	—	—
Containers & Packaging	1,763,643	—	—
Distributors	439,241	—	—
Diversified Consumer Services	294,552	—	—
Diversified Financial Services	362,190	—	—
Diversified Telecommunication Services	333,415	—	—
Electric Utilities	5,821,115	—	—
Electrical Equipment	374,674	—	—
Electronic Equipment, Instruments & Components	5,755,759	—	—
Energy Equipment & Services	4,119,938	—	—
Food & Staples Retailing	1,601,951	—	—
Food Products	1,381,265	—	—
Gas Utilities	2,862,078	—	—
Health Care Equipment & Supplies	1,898,044	—	—
Health Care Providers & Services	3,417,546	—	—
Health Care Technology	1,039,790	—	—
Hotels, Restaurants & Leisure	4,433,647	—	—
Household Durables	2,430,028	—	—
Household Products	1,125,232	—	—
Independent Power & Renewable Electricity Producers	741,779	—	—
Industrial Conglomerates	906,940	—	—
Insurance	11,558,855	—	—
Internet & Catalog Retail	553,959	—	—
Internet Software & Services	435,620	—	—

IT Services	701,080	—	—
Leisure Products	57,573	—	—
Life Sciences Tools & Services	1,168,119	—	—
Machinery	9,412,420	—	—
Marine	345,290	—	—
Media	1,860,430	—	—
Metals & Mining	4,814,253	—	—
Multiline Retail	2,255,346	—	—
Multi-Utilities	1,343,334	—	—
Oil, Gas & Consumable Fuels	5,457,920	—	—
Paper & Forest Products	1,100,489	—	—
Pharmaceuticals	1,075,609	—	—
Professional Services	2,164,786	—	—
Real Estate Investment Trusts (REITs)	20,936,787	—	—
Real Estate Management & Development	1,833,754	—	—
Road & Rail	1,233,476	—	—
Semiconductors & Semiconductor Equipment	12,741,475	—	—
Software	2,212,860	—	—
Specialty Retail	7,848,205	—	—
Technology Hardware, Storage & Peripherals	495,823	—	—
Textiles, Apparel & Luxury Goods	1,629,496	—	—
Thrifts & Mortgage Finance	2,923,975	—	—
Trading Companies & Distributors	3,279,555	—	—
Exchange Traded Fund	4,447,009	—	—
Affiliated Money Market Mutual Fund	23,121,025	—	—

Total	$235,813,654	$—	$—

Stock Index Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Aerospace & Defense — 2.7%
Boeing Co. (The)	117,436	$17,624,795
General Dynamics Corp.	56,400	7,655,172
Honeywell International, Inc.	140,250	14,629,477
L-3 Communications Holdings, Inc.	15,100	1,899,429
Lockheed Martin Corp.	48,198	9,782,266
Northrop Grumman Corp.	36,226	5,830,937
Precision Castparts Corp.	25,600	5,376,000
Raytheon Co.	55,318	6,043,492
Rockwell Collins, Inc.	24,000	2,317,200
Textron, Inc.	49,400	2,189,902
United Technologies Corp.	148,000	17,345,600

		90,694,270

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	26,600	1,947,652
Expeditors International of Washington, Inc.	35,600	1,715,208
FedEx Corp.	47,240	7,815,858
United Parcel Service, Inc. (Class B Stock)	124,900	12,107,806

		23,586,524

Airlines — 0.5%
American Airlines Group, Inc.	123,700	6,528,886
Delta Air Lines, Inc.	147,700	6,640,592
Southwest Airlines Co.	121,637	5,388,519

		18,557,997

Auto Components — 0.4%
BorgWarner, Inc.	40,900	2,473,632
Delphi Automotive PLC (United Kingdom)	52,000	4,146,480
Goodyear Tire & Rubber Co. (The)	50,000	1,354,000
Johnson Controls, Inc.	119,400	6,022,536

		13,996,648

Automobiles — 0.7%
Ford Motor Co.	697,459	11,256,988
General Motors Co.	241,800	9,067,500
Harley-Davidson, Inc.	38,900	2,362,786

		22,687,274

Banks — 5.6%
Bank of America Corp.	1,886,982	29,040,653
BB&T Corp.	129,100	5,033,609
Citigroup, Inc.	542,722	27,961,038
Comerica, Inc.	32,350	1,459,956
Fifth Third Bancorp	146,049	2,753,024
Huntington Bancshares, Inc.	144,675	1,598,659
JPMorgan Chase & Co.	669,345	40,548,920
KeyCorp	160,500	2,272,680
M&T Bank Corp.(a)	23,900	3,035,300
PNC Financial Services Group, Inc. (The)	93,293	8,698,639
Regions Financial Corp.	252,712	2,388,128
SunTrust Banks, Inc.	94,200	3,870,678
U.S. Bancorp	320,581	13,999,772
Wells Fargo & Co.	840,136	45,703,398
Zions Bancorporation	36,700	990,900

		189,355,354

Beverages — 2.1%
Brown-Forman Corp. (Class B Stock)	28,150	2,543,353
Coca-Cola Co. (The)	706,250	28,638,437
Coca-Cola Enterprises, Inc.	40,300	1,781,260
Constellation Brands, Inc. (Class A Stock)*	30,100	3,497,921
Dr. Pepper Snapple Group, Inc.	35,300	2,770,344
Molson Coors Brewing Co. (Class B Stock)	28,900	2,151,605
Monster Beverage Corp.*	25,900	3,584,430
PepsiCo, Inc.	266,214	25,455,383

		70,422,733

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.*	35,600	6,169,480
Amgen, Inc.	136,294	21,786,596
Biogen, Inc.*	42,375	17,892,420
Celgene Corp.*	143,100	16,496,568
Gilead Sciences, Inc.*	267,800	26,279,214
Regeneron Pharmaceuticals, Inc.*	13,300	6,004,684
Vertex Pharmaceuticals, Inc.*	43,100	5,084,507

		99,713,469

Building Products — 0.1%
Allegion PLC	17,733	1,084,728
Masco Corp.	64,100	1,711,470

		2,796,198

Capital Markets — 2.2%
Affiliated Managers Group, Inc.*	10,100	2,169,278
Ameriprise Financial, Inc.	33,100	4,330,804
Bank of New York Mellon Corp. (The)	199,589	8,031,461
BlackRock, Inc.	22,900	8,377,736
Charles Schwab Corp. (The)	205,900	6,267,596
E*TRADE Financial Corp.*	51,810	1,479,435
Franklin Resources, Inc.	71,300	3,659,116
Goldman Sachs Group, Inc. (The)	72,600	13,646,622
Invesco Ltd.	77,200	3,064,068
Legg Mason, Inc.	18,000	993,600
Morgan Stanley	273,510	9,761,572
Northern Trust Corp.	40,200	2,799,930
State Street Corp.	74,825	5,501,882
T. Rowe Price Group, Inc.	46,500	3,765,570

		73,848,670

Chemicals — 2.3%
Air Products & Chemicals, Inc.	34,500	5,219,160
Airgas, Inc.	12,300	1,305,153
CF Industries Holdings, Inc.	9,000	2,553,120
Dow Chemical Co. (The)	195,011	9,356,628
E.I. du Pont de Nemours & Co.	162,291	11,598,937
Eastman Chemical Co.	26,800	1,856,168
Ecolab, Inc.	48,400	5,535,992
FMC Corp.	24,000	1,374,000
International Flavors & Fragrances, Inc.	14,700	1,725,780
LyondellBasell Industries NV (Class A Stock)	71,400	6,268,920
Monsanto Co.	86,796	9,768,022
Mosaic Co. (The)	57,400	2,643,844
PPG Industries, Inc.	24,600	5,548,284
Praxair, Inc.	51,700	6,242,258
Sherwin-Williams Co. (The)	14,700	4,182,150
Sigma-Aldrich Corp.	21,500	2,972,375

		78,150,791

Commercial Services & Supplies — 0.4%
ADT Corp. (The)(a)	31,400	1,303,728
Cintas Corp.	17,900	1,461,177
Pitney Bowes, Inc.	37,400	872,168
Republic Services, Inc.	45,635	1,850,955
Stericycle, Inc.*	15,300	2,148,579
Tyco International PLC	75,400	3,246,724
Waste Management, Inc.	76,330	4,139,376

		15,022,707

Communications Equipment — 1.6%
Cisco Systems, Inc.	916,075	25,214,964
F5 Networks, Inc.*	13,500	1,551,690
Harris Corp.(a)	19,000	1,496,440
Juniper Networks, Inc.(a)	66,800	1,508,344
Motorola Solutions, Inc.	34,627	2,308,582
QUALCOMM, Inc.	295,650	20,500,371

		52,580,391

Construction & Engineering — 0.1%
Fluor Corp.	26,900	1,537,604
Jacobs Engineering Group, Inc.*(a)	23,500	1,061,260
Quanta Services, Inc.*	39,200	1,118,376

		3,717,240

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11,100	1,551,780
Vulcan Materials Co.	23,900	2,014,770

		3,566,550

Consumer Finance — 0.8%
American Express Co.	157,100	12,272,652
Capital One Financial Corp.	99,669	7,855,910
Discover Financial Services	81,505	4,592,807
Navient Corp.	74,900	1,522,717

		26,244,086

Containers & Packaging — 0.2%
Avery Dennison Corp.	16,900	894,179
Ball Corp.	25,100	1,773,064
MeadWestvaco Corp.	29,889	1,490,565
Owens-Illinois, Inc.*	30,300	706,596
Sealed Air Corp.	38,220	1,741,303

		6,605,707

Distributors — 0.1%
Genuine Parts Co.	27,425	2,555,736

Diversified Consumer Services
H&R Block, Inc.	49,200	1,577,844

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	326,500	47,120,480
CME Group, Inc.	56,800	5,379,528
Intercontinental Exchange, Inc.	20,198	4,711,587
Leucadia National Corp.	57,400	1,279,446
McGraw Hill Financial, Inc.	48,700	5,035,580
Moody’s Corp.	31,920	3,313,296
NASDAQ OMX Group, Inc. (The)	21,100	1,074,834

		67,914,751

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	928,711	30,322,414
CenturyLink, Inc.	102,285	3,533,947
Frontier Communications Corp.	179,516	1,265,588
Level 3 Communications, Inc.*	50,000	2,692,000
Verizon Communications, Inc.	743,438	36,153,390
Windstream Holdings, Inc.	104,965	776,741

		74,744,080

Electric Utilities — 1.7%
American Electric Power Co., Inc.	87,640	4,929,750
Duke Energy Corp.	126,748	9,731,711
Edison International	58,400	3,648,248
Entergy Corp.	32,400	2,510,676
Eversource Energy	56,800	2,869,536
Exelon Corp.	153,973	5,175,032
FirstEnergy Corp.	75,380	2,642,823
NextEra Energy, Inc.	78,275	8,144,514
Pepco Holdings, Inc.	45,700	1,226,131
Pinnacle West Capital Corp.	20,100	1,281,375
PPL Corp.	120,300	4,049,298
Southern Co. (The)	161,200	7,137,936
Xcel Energy, Inc.	90,595	3,153,612

		56,500,642

Electrical Equipment — 0.5%
AMETEK, Inc.	44,200	2,322,268
Eaton Corp. PLC	85,061	5,779,044
Emerson Electric Co.(a)	124,300	7,037,866
Rockwell Automation, Inc.(a)	24,300	2,818,557

		17,957,735

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	55,800	3,288,294
Corning, Inc.	229,700	5,209,596
FLIR Systems, Inc.	25,100	785,128
TE Connectivity Ltd. (Switzerland)	72,900	5,221,098

		14,504,116

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	77,548	4,930,502
Cameron International Corp.*	35,400	1,597,248
Diamond Offshore Drilling, Inc.(a)	11,900	318,801
Ensco PLC (Class A Stock)	43,300	912,331
FMC Technologies, Inc.*	41,800	1,547,018
Halliburton Co.	151,900	6,665,372
Helmerich & Payne, Inc.(a)	20,000	1,361,400
National Oilwell Varco, Inc.	73,500	3,674,265
Noble Corp. PLC(a)	46,700	666,876
Schlumberger Ltd.	228,572	19,072,048
Transocean Ltd.(a)	61,000	894,870

		41,640,731

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	78,422	11,880,541
CVS Health Corp.	201,638	20,811,058
Kroger Co. (The)	88,000	6,746,080
Sysco Corp.	105,400	3,976,742
Wal-Mart Stores, Inc.	283,000	23,276,750
Walgreens Boots Alliance, Inc.	156,200	13,227,016
Whole Foods Market, Inc.	64,600	3,364,368

		83,282,555

Food Products — 1.6%
Archer-Daniels-Midland Co.	115,338	5,467,021
Campbell Soup Co.	32,400	1,508,220
ConAgra Foods, Inc.	76,100	2,779,933
General Mills, Inc.(a)	108,200	6,124,120
Hershey Co. (The)	26,800	2,704,388
Hormel Foods Corp.	24,600	1,398,510
J.M. Smucker Co. (The)	18,200	2,106,286
Kellogg Co.(a)	45,500	3,000,725
Keurig Green Mountain, Inc.	21,800	2,435,714
Kraft Foods Group, Inc.	105,537	9,193,856
McCormick & Co., Inc. (Non-Voting Shares)	23,700	1,827,507
Mead Johnson Nutrition Co.	36,193	3,638,482
Mondelez International, Inc. (Class A Stock)	295,611	10,668,601
Tyson Foods, Inc. (Class A Stock)	52,500	2,010,750

		54,864,113

Gas Utilities
AGL Resources, Inc.	21,937	1,089,172

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	269,750	12,497,517
Baxter International, Inc.	97,100	6,651,350
Becton, Dickinson & Co.	37,254	5,349,302
Boston Scientific Corp.*	237,699	4,219,157
C.R. Bard, Inc.	13,500	2,259,225
DENTSPLY International, Inc.	25,800	1,312,962
Edwards Lifesciences Corp.*	19,200	2,735,232
Intuitive Surgical, Inc.*	6,550	3,307,947
Medtronic PLC	253,928	19,803,845
St. Jude Medical, Inc.	51,300	3,355,020
Stryker Corp.	53,600	4,944,600
Varian Medical Systems, Inc.*	18,100	1,703,029
Zimmer Holdings, Inc.	30,386	3,570,963

		71,710,149

Health Care Providers & Services — 2.7%
Aetna, Inc.	63,457	6,760,074
AmerisourceBergen Corp.	37,600	4,273,992
Anthem, Inc.	47,800	7,380,798
Cardinal Health, Inc.	59,575	5,377,835
Cigna Corp.	47,300	6,122,512
DaVita HealthCare Partners, Inc.*	31,300	2,544,064
Express Scripts Holding Co.*	130,626	11,334,418
HCA Holdings, Inc.*	52,800	3,972,144
Henry Schein, Inc.*	13,900	1,940,718
Humana, Inc.	26,800	4,770,936
Laboratory Corp. of America Holdings*	17,900	2,257,011
McKesson Corp.	41,607	9,411,504
Patterson Cos., Inc.(a)	16,000	780,640
Quest Diagnostics, Inc.	26,300	2,021,155
Tenet Healthcare Corp.*(a)	17,900	886,229
UnitedHealth Group, Inc.	171,400	20,274,906
Universal Health Services, Inc. (Class B Stock)	16,600	1,953,986

		92,062,922

Health Care Technology — 0.1%
Cerner Corp.*	54,500	3,992,670

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	80,700	3,860,688
Chipotle Mexican Grill, Inc.*	5,600	3,643,024

Darden Restaurants, Inc.	22,950	1,591,353
Marriott International, Inc. (Class A Stock)	37,203	2,988,145
McDonald’s Corp.	172,200	16,779,168
Royal Caribbean Cruises Ltd.	30,000	2,455,500
Starbucks Corp.	134,100	12,699,270
Starwood Hotels & Resorts Worldwide, Inc.	30,800	2,571,800
Wyndham Worldwide Corp.	22,463	2,032,228
Wynn Resorts Ltd.	14,700	1,850,436
Yum! Brands, Inc.	77,600	6,108,672

		56,580,284

Household Durables — 0.5%
D.R. Horton, Inc.	59,800	1,703,104
Garmin Ltd.	22,200	1,054,944
Harman International Industries, Inc.	12,500	1,670,375
Leggett & Platt, Inc.	25,200	1,161,468
Lennar Corp. (Class A Stock)(a)	32,200	1,668,282
Mohawk Industries, Inc.*	11,200	2,080,400
Newell Rubbermaid, Inc.	49,149	1,920,251
PulteGroup, Inc.	59,085	1,313,460
Whirlpool Corp.	14,007	2,830,254

		15,402,538

Household Products — 1.8%
Clorox Co. (The)	23,200	2,561,048
Colgate-Palmolive Co.	153,500	10,643,690
Kimberly-Clark Corp.	66,188	7,089,397
Procter & Gamble Co. (The)	484,106	39,667,645

		59,961,780

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	123,400	1,585,690
NRG Energy, Inc.	60,900	1,534,071

		3,119,761

Industrial Conglomerates — 2.2%
3M Co.	113,800	18,771,310
Danaher Corp.	109,600	9,305,040
General Electric Co.	1,796,875	44,580,469
Roper Industries, Inc.	18,000	3,096,000

		75,752,819

Insurance — 2.4%
ACE Ltd.	58,700	6,544,463
Aflac, Inc.	78,700	5,037,587
Allstate Corp. (The)	75,488	5,372,481
American International Group, Inc.	245,929	13,474,450
Aon PLC	50,225	4,827,627
Assurant, Inc.	13,200	810,612
Chubb Corp. (The)	41,400	4,185,540
Cincinnati Financial Corp.	26,828	1,429,396
Genworth Financial, Inc. (Class A Stock)*	94,900	693,719
Hartford Financial Services Group, Inc. (The)	75,500	3,157,410
Lincoln National Corp.	47,063	2,704,240
Loews Corp.	54,226	2,214,047
Marsh & McLennan Cos., Inc.	96,900	5,435,121
MetLife, Inc.	200,300	10,125,165
Principal Financial Group, Inc.	49,300	2,532,541
Progressive Corp. (The)	95,900	2,608,480
Torchmark Corp.	23,775	1,305,723
Travelers Cos., Inc. (The)	57,598	6,228,072

Unum Group	45,156	1,523,112
XL Group PLC (Ireland)	46,300	1,703,840

		81,913,626

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.*	68,100	25,340,010
Expedia, Inc.	18,100	1,703,753
Netflix, Inc.*	10,800	4,500,252
Priceline Group, Inc. (The)*	9,320	10,849,878
TripAdvisor, Inc.*	20,200	1,680,034

		44,073,927

Internet Software & Services — 3.3%
Akamai Technologies, Inc.*	32,100	2,280,545
eBay, Inc.*	197,300	11,380,264
Equinix, Inc.	9,200	2,142,220
Facebook, Inc. (Class A Stock)*	374,600	30,797,739
Google, Inc. (Class A Stock)*	51,085	28,336,849
Google, Inc. (Class C Stock)*	51,045	27,972,660
VeriSign, Inc.*(a)	19,500	1,305,915
Yahoo!, Inc.*	156,800	6,967,408

		111,183,600

IT Services — 3.3%
Accenture PLC (Class A Stock)	112,500	10,540,125
Alliance Data Systems Corp.*	11,500	3,406,875
Automatic Data Processing, Inc.	86,400	7,399,296
Cognizant Technology Solutions Corp. (Class A Stock)*	109,100	6,806,749
Computer Sciences Corp.	25,500	1,664,640
Fidelity National Information Services, Inc.	51,400	3,498,284
Fiserv, Inc.*	42,800	3,398,320
International Business Machines Corp.	164,925	26,470,463
MasterCard, Inc. (Class A Stock)	175,600	15,170,084
Paychex, Inc.(a)	58,550	2,904,958
Teradata Corp.*(a)	27,000	1,191,780
Total System Services, Inc.	29,893	1,140,418
Visa, Inc. (Class A Stock)(a)	348,800	22,815,008
Western Union Co. (The)(a)	93,704	1,949,980
Xerox Corp.	190,211	2,444,211

		110,801,191

Leisure Products — 0.1%
Hasbro, Inc.	20,350	1,286,934
Mattel, Inc.	61,281	1,400,271

		2,687,205

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	59,782	2,483,942
PerkinElmer, Inc.	20,700	1,058,598
Thermo Fisher Scientific, Inc.	71,100	9,551,574
Waters Corp.*	15,000	1,864,800

		14,958,914

Machinery — 1.4%
Caterpillar, Inc.	108,500	8,683,255
Cummins, Inc.	30,500	4,228,520
Deere & Co.	60,850	5,335,937
Dover Corp.(a)	30,000	2,073,600
Flowserve Corp.	24,600	1,389,654
Illinois Tool Works, Inc.	62,575	6,078,535

Ingersoll-Rand PLC	47,600	3,240,608
Joy Global, Inc.	17,700	693,486
PACCAR, Inc.	63,528	4,011,158
Pall Corp.	19,300	1,937,527
Parker-Hannifin Corp.	26,487	3,146,126
Pentair PLC (United Kingdom)(a)	33,607	2,113,544
Snap-on, Inc.	10,600	1,558,836
Stanley Black & Decker, Inc.	28,135	2,682,954
Xylem, Inc.	33,000	1,155,660

		48,329,400

Media — 3.4%
Cablevision Systems Corp. (Class A Stock)(a)	39,300	719,190
CBS Corp. (Class B Non-Voting Stock)	82,268	4,987,909
Comcast Corp. (Class A Stock)	455,346	25,713,389
DIRECTV*	90,025	7,661,127
Discovery Communications, Inc. (Class A Stock)*(a)	27,500	845,900
Discovery Communications, Inc. (Class C Stock)*(a)	49,500	1,459,012
Gannett Co., Inc.	41,600	1,542,528
Interpublic Group of Cos., Inc. (The)	75,162	1,662,583
News Corp. (Class A Stock)*	88,525	1,417,285
Omnicom Group, Inc.	44,900	3,501,302
Scripps Networks Interactive, Inc. (Class A Stock)(a)	17,900	1,227,224
Time Warner Cable, Inc.	50,326	7,542,861
Time Warner, Inc.	148,815	12,565,939
Twenty-First Century Fox, Inc. (Class A Stock)	327,600	11,085,984
Viacom, Inc. (Class B Stock)	65,443	4,469,757
Walt Disney Co. (The)	279,476	29,314,238

		115,716,228

Metals & Mining — 0.3%
Alcoa, Inc.	211,176	2,728,394
Allegheny Technologies, Inc.	19,340	580,393
Freeport-McMoRan, Inc.	187,612	3,555,248
Newmont Mining Corp.	89,703	1,947,452
Nucor Corp.	57,300	2,723,469

		11,534,956

Multiline Retail — 0.8%
Dollar General Corp.*	54,400	4,100,672
Dollar Tree, Inc.*	37,100	3,010,479
Family Dollar Stores, Inc.	17,500	1,386,700
Kohl’s Corp.	36,600	2,863,950
Macy’s, Inc.	61,420	3,986,772
Nordstrom, Inc.	25,300	2,032,096
Target Corp.	114,168	9,369,768

		26,750,437

Multi-Utilities — 1.2%
Ameren Corp.	44,400	1,873,680
CenterPoint Energy, Inc.	76,210	1,555,446
CMS Energy Corp.	49,500	1,728,045
Consolidated Edison, Inc.	52,500	3,202,500
Dominion Resources, Inc.	104,684	7,418,955
DTE Energy Co.	31,800	2,565,942
Integrys Energy Group, Inc.	14,350	1,033,487
NiSource, Inc.	56,600	2,499,456
PG&E Corp.	85,200	4,521,564
Public Service Enterprise Group, Inc.	90,800	3,806,336
SCANA Corp.	25,600	1,407,744
Sempra Energy	41,454	4,519,315

TECO Energy, Inc.	42,300	820,620
Wisconsin Energy Corp.	40,600	2,009,700

		38,962,790

Oil, Gas & Consumable Fuels — 6.6%
Anadarko Petroleum Corp.	90,726	7,513,020
Apache Corp.	67,950	4,099,424
Cabot Oil & Gas Corp.	73,900	2,182,267
Chesapeake Energy Corp.	93,100	1,318,296
Chevron Corp.	336,942	35,372,171
Cimarex Energy Co.	15,700	1,806,913
ConocoPhillips	220,529	13,730,136
CONSOL Energy, Inc.(a)	41,800	1,165,802
Devon Energy Corp.	69,000	4,161,390
EOG Resources, Inc.	98,200	9,003,958
EQT Corp.	27,800	2,303,786
Exxon Mobil Corp.	752,304	63,945,840
Hess Corp.	44,575	3,025,305
Kinder Morgan, Inc.	304,443	12,804,873
Marathon Oil Corp.	120,994	3,159,153
Marathon Petroleum Corp.	49,947	5,114,073
Murphy Oil Corp.	30,500	1,421,300
Newfield Exploration Co.*	28,500	1,000,065
Noble Energy, Inc.	67,300	3,290,970
Occidental Petroleum Corp.	138,000	10,074,000
ONEOK, Inc.	37,340	1,801,282
Phillips 66	98,764	7,762,850
Pioneer Natural Resources Co.	26,700	4,365,717
QEP Resources, Inc.	29,800	621,330
Range Resources Corp.	30,500	1,587,220
Southwestern Energy Co.*(a)	68,000	1,576,920
Spectra Energy Corp.	120,242	4,349,153
Tesoro Corp.	22,600	2,063,154
Valero Energy Corp.	93,600	5,954,832
Williams Cos., Inc. (The)	120,600	6,101,154

		222,676,354

Paper & Forest Products — 0.1%
International Paper Co.	76,567	4,248,703

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	40,200	3,343,032

Pharmaceuticals — 6.1%
AbbVie, Inc.	286,300	16,760,002
Actavis PLC*	69,506	20,686,376
Bristol-Myers Squibb Co.	297,240	19,171,980
Eli Lilly & Co.	175,600	12,757,340
Endo International PLC*	29,800	2,673,060
Hospira, Inc.*	30,420	2,672,093
Johnson & Johnson	499,196	50,219,118
Mallinckrodt PLC*	20,900	2,646,985
Merck & Co., Inc.	510,303	29,332,216
Mylan NV*	66,900	3,970,515
Perrigo Co. PLC	25,300	4,188,415
Pfizer, Inc.	1,100,623	38,290,674
Zoetis, Inc.	89,900	4,161,471

		207,530,245

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	6,500	834,340

Equifax, Inc.	21,800	2,027,400
Nielsen NV	56,500	2,518,205
Robert Half International, Inc.	24,900	1,506,948

		6,886,893

Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	74,800	7,042,420
Apartment Investment & Management Co. (Class A Stock)	27,674	1,089,249
AvalonBay Communities, Inc.	23,718	4,132,861
Boston Properties, Inc.	27,500	3,863,200
Crown Castle International Corp.	59,900	4,944,146
Equity Residential	65,000	5,060,900
Essex Property Trust, Inc.	11,500	2,643,850
General Growth Properties, Inc.	112,500	3,324,375
HCP, Inc.	82,300	3,556,183
Health Care REIT, Inc.	61,300	4,742,168
Host Hotels & Resorts, Inc.(a)	135,726	2,738,951
Iron Mountain, Inc.	34,030	1,241,414
Kimco Realty Corp.	74,000	1,986,900
Macerich Co. (The)	25,600	2,158,848
Plum Creek Timber Co., Inc.	32,100	1,394,745
Prologis, Inc.	90,328	3,934,688
Public Storage	26,000	5,125,640
Simon Property Group, Inc.	55,701	10,897,344
SL Green Realty Corp.	16,000	2,054,080
Ventas, Inc.	57,404	4,191,640
Vornado Realty Trust	31,357	3,511,984
Weyerhaeuser Co.	94,010	3,116,431

		82,752,017

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	52,800	2,043,888

Road & Rail — 0.9%
CSX Corp.	178,372	5,907,681
Kansas City Southern	20,100	2,051,808
Norfolk Southern Corp.(a)	55,500	5,712,060
Ryder System, Inc.	9,600	910,944
Union Pacific Corp.	157,900	17,102,149

		31,684,642

Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	54,900	2,355,759
Analog Devices, Inc.	55,900	3,521,700
Applied Materials, Inc.	218,300	4,924,848
Avago Technologies Ltd. (Singapore)	45,700	5,802,986
Broadcom Corp. (Class A Stock)	96,950	4,197,450
First Solar, Inc.*	13,400	801,186
Intel Corp.	849,500	26,563,865
KLA-Tencor Corp.	29,500	1,719,555
Lam Research Corp.	28,750	2,019,256
Linear Technology Corp.	42,800	2,003,040
Microchip Technology, Inc.	36,200	1,770,180
Micron Technology, Inc.*(a)	192,300	5,217,099
NVIDIA Corp.	93,050	1,947,071
Skyworks Solutions, Inc.	32,200	3,164,938
Texas Instruments, Inc.(a)	189,300	10,825,121
Xilinx, Inc.	48,200	2,038,860

		78,872,914

Software — 3.5%
Adobe Systems, Inc.*	84,875	6,275,657

Autodesk, Inc.*	40,800	2,392,512
CA, Inc.	56,873	1,854,629
Citrix Systems, Inc.*	28,900	1,845,843
Electronic Arts, Inc.*	55,700	3,275,995
Intuit, Inc.	49,600	4,809,216
Microsoft Corp.	1,472,200	59,852,291
Oracle Corp.	574,495	24,789,459
Red Hat, Inc.*	32,900	2,492,175
salesforce.com, inc.*	105,200	7,028,412
Symantec Corp.	124,711	2,913,873

		117,530,062

Specialty Retail — 2.4%
AutoNation, Inc.*	13,689	880,613
AutoZone, Inc.*	5,800	3,956,528
Bed Bath & Beyond, Inc.*(a)	33,700	2,587,317
Best Buy Co., Inc.	52,225	1,973,583
CarMax, Inc.*(a)	38,500	2,656,885
GameStop Corp. (Class A Stock)(a)	19,800	751,608
Gap, Inc. (The)	47,887	2,074,944
Home Depot, Inc. (The)	236,169	26,831,160
L. Brands, Inc.	44,096	4,157,812
Lowe’s Cos., Inc.	174,325	12,968,037
O’Reilly Automotive, Inc.*	18,200	3,935,568
Ross Stores, Inc.	37,600	3,961,536
Staples, Inc.	114,600	1,866,261
Tiffany & Co.	20,200	1,777,802
TJX Cos., Inc. (The)	122,300	8,567,115
Tractor Supply Co.	24,600	2,092,476
Urban Outfitters, Inc.*	19,000	867,350

		81,906,595

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	1,044,205	129,930,428
EMC Corp.	359,074	9,177,931
Hewlett-Packard Co.	329,566	10,269,277
NetApp, Inc.	56,400	1,999,944
SanDisk Corp.	38,200	2,430,284
Seagate Technology PLC(a)	58,700	3,054,161
Western Digital Corp.	39,200	3,567,592

		160,429,617

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	49,100	2,034,213
Fossil Group, Inc.*(a)	8,300	684,335
Hanesbrands, Inc.	64,800	2,171,448
Michael Kors Holdings Ltd.*	36,900	2,426,175
NIKE, Inc. (Class B Stock)	125,100	12,551,283
PVH Corp.	14,900	1,587,744
Ralph Lauren Corp.	11,000	1,446,500
Under Armour, Inc. (Class A Stock)*(a)	29,900	2,414,425
VF Corp.	61,944	4,665,003

		29,981,126

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	86,600	907,568
People’s United Financial, Inc.(a)	56,000	851,200

		1,758,768

Tobacco — 1.4%
Altria Group, Inc.	354,100	17,712,082
Lorillard, Inc.	64,493	4,214,618
Philip Morris International, Inc.	277,200	20,881,476
Reynolds American, Inc.	55,200	3,803,832

		46,612,008

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	48,900	2,026,172
United Rentals, Inc.*(a)	17,900	1,631,764
W.W. Grainger, Inc.(a)	11,000	2,593,910

		6,251,846

TOTAL LONG-TERM INVESTMENTS (cost $1,243,643,127)		3,278,181,991

SHORT-TERM INVESTMENTS — 5.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $182,932,740; includes $80,494,451 of cash collateral for securities on loan)(b)(c)	182,932,740	182,932,740

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills, 0.152%, 09/17/15 (cost $5,995,775)(d)(e)	6,000	5,997,186

TOTAL SHORT-TERM INVESTMENTS (cost $188,928,515)		188,929,926

TOTAL INVESTMENTS — 102.3% (cost $1,432,571,642)		3,467,111,917
Liabilities in excess of other assets(f) — (2.3)%		(77,072,137)

NET ASSETS 100.0%		$3,390,039,780

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,388,707; cash collateral of $80,494,451 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
41	S&P 500 E-mini	Jun. 2015	$4,236,027	$4,224,640	$(11,387)
208	S&P 500 Index	Jun. 2015	106,783,357	107,161,600	378,243

					$366,856

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2015.
(2)	A U.S. Treasury Obligation security with a market value of $5,997,186 has been segregated with UBS AG to cover requirements for open contracts at March 31, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$90,694,270	$—	$—
Air Freight & Logistics	23,586,524	—	—
Airlines	18,557,997	—	—
Auto Components	13,996,648	—	—
Automobiles	22,687,274	—	—
Banks	189,355,354	—	—
Beverages	70,422,733	—	—
Biotechnology	99,713,469	—	—
Building Products	2,796,198	—	—
Capital Markets	73,848,670	—	—
Chemicals	78,150,791	—	—
Commercial Services & Supplies	15,022,707	—	—
Communications Equipment	52,580,391	—	—
Construction & Engineering	3,717,240	—	—
Construction Materials	3,566,550	—	—
Consumer Finance	26,244,086	—	—
Containers & Packaging	6,605,707	—	—
Distributors	2,555,736	—	—
Diversified Consumer Services	1,577,844	—	—
Diversified Financial Services	67,914,751	—	—
Diversified Telecommunication Services	74,744,080	—	—
Electric Utilities	56,500,642	—	—
Electrical Equipment	17,957,735	—	—
Electronic Equipment, Instruments & Components	14,504,116	—	—
Energy Equipment & Services	41,640,731	—	—
Food & Staples Retailing	83,282,555	—	—
Food Products	54,864,113	—	—
Gas Utilities	1,089,172	—	—
Health Care Equipment & Supplies	71,710,149	—	—
Health Care Providers & Services	92,062,922	—	—
Health Care Technology	3,992,670	—	—
Hotels, Restaurants & Leisure	56,580,284	—	—
Household Durables	15,402,538	—	—
Household Products	59,961,780	—	—

Independent Power & Renewable Electricity Producers	3,119,761	—	—
Industrial Conglomerates	75,752,819	—	—
Insurance	81,913,626	—	—
Internet & Catalog Retail	44,073,927	—	—
Internet Software & Services	111,183,600	—	—
IT Services	110,801,191	—	—
Leisure Products	2,687,205	—	—
Life Sciences Tools & Services	14,958,914	—	—
Machinery	48,329,400	—	—
Media	115,716,228	—	—
Metals & Mining	11,534,956	—	—
Multiline Retail	26,750,437	—	—
Multi-Utilities	38,962,790	—	—
Oil, Gas & Consumable Fuels	222,676,354	—	—
Paper & Forest Products	4,248,703	—	—
Personal Products	3,343,032	—	—
Pharmaceuticals	207,530,245	—	—
Professional Services	6,886,893	—	—
Real Estate Investment Trusts (REITs)	82,752,017	—	—
Real Estate Management & Development	2,043,888	—	—
Road & Rail	31,684,642	—	—
Semiconductors & Semiconductor Equipment	78,872,914	—	—
Software	117,530,062	—	—
Specialty Retail	81,906,595	—	—
Technology Hardware, Storage & Peripherals	160,429,617	—	—
Textiles, Apparel & Luxury Goods	29,981,126	—	—
Thrifts & Mortgage Finance	1,758,768	—	—
Tobacco	46,612,008	—	—
Trading Companies & Distributors	6,251,846	—	—
Affiliated Money Market Mutual Fund	182,932,740	—	—
U.S. Treasury Obligation	—	5,997,186	—
Other Financial Instruments*
Futures Contracts	366,856	—	—

Total	$3,461,481,587	$5,997,186	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Value Portfolio

Schedule of Investments

as of March 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 2.2%
Boeing Co. (The)	223,684	$33,570,495

Airlines — 2.5%
United Continental Holdings, Inc.*	571,123	38,408,022

Auto Components — 2.0%
Lear Corp.	279,621	30,987,599

Automobiles — 1.5%
General Motors Co.	618,842	23,206,575

Banks — 11.6%
Bank of America Corp.	1,948,329	29,984,783
Citigroup, Inc.	709,419	36,549,267
JPMorgan Chase & Co.	759,535	46,012,630
PNC Financial Services Group, Inc. (The)	236,738	22,073,451
Wells Fargo & Co.	861,891	46,886,871

		181,507,002

Biotechnology — 0.7%
Celgene Corp.*	96,685	11,145,847

Capital Markets — 4.0%
Goldman Sachs Group, Inc. (The)	185,453	34,859,600
Morgan Stanley	766,950	27,372,446

		62,232,046

Chemicals — 1.3%
FMC Corp.	354,470	20,293,408

Communications Equipment — 1.5%
Brocade Communications Systems, Inc.	2,018,678	23,951,615

Consumer Finance — 4.8%
Capital One Financial Corp.	274,366	21,625,528
Navient Corp.	1,307,252	26,576,433
SLM Corp.	2,825,889	26,224,250

		74,426,211

Diversified Financial Services — 1.4%
Voya Financial, Inc.	502,949	21,682,131

Electric Utilities — 2.2%
FirstEnergy Corp.	983,979	34,498,304

Electrical Equipment — 1.4%
Eaton Corp. PLC	332,344	22,579,451

Electronic Equipment, Instruments & Components — 1.1%
Flextronics International Ltd.*	1,330,282	16,861,324

Energy Equipment & Services — 1.4%
Halliburton Co.	513,346	22,525,623

Food Products — 3.3%
Bunge Ltd.	263,115	21,670,151
Mondelez International, Inc. (Class A Stock)	815,078	29,416,165

		51,086,316

Health Care Providers & Services — 3.2%
Cigna Corp.	246,153	31,862,044
HCA Holdings, Inc.*	243,502	18,318,656

		50,180,700

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	714,382	34,176,035
Hyatt Hotels Corp. (Class A Stock)*	357,843	21,191,462

		55,367,497

Independent Power & Renewable Electricity Producers — 1.4%
NRG Energy, Inc.	849,587	21,401,097

Industrial Conglomerates — 1.0%
Siemens AG (Germany), ADR	140,302	15,180,676

Insurance — 3.5%
MetLife, Inc.	619,016	31,291,259
Travelers Cos., Inc. (The)	216,668	23,428,311

		54,719,570

Internet Software & Services — 1.3%
Google, Inc. (Class A Stock)*	35,935	19,933,145

Machinery — 1.5%
SPX Corp.	268,787	22,820,016

Media — 4.8%
Comcast Corp. (Class A Stock)	499,574	28,210,944
Liberty Global PLC (United Kingdom) (Series C)*	563,947	28,090,200
Vivendi SA (France)	769,143	19,096,045

		75,397,189

Multiline Retail — 1.9%
Target Corp.	357,291	29,322,872

Oil, Gas & Consumable Fuels — 7.8%
Anadarko Petroleum Corp.	253,842	21,020,656
Chevron Corp.	186,245	19,552,000
Marathon Oil Corp.	828,482	21,631,665
Noble Energy, Inc.	439,314	21,482,455
Occidental Petroleum Corp.	231,947	16,932,131
Suncor Energy, Inc. (Canada)	730,914	21,379,234

		121,998,141

Pharmaceuticals — 11.9%
Actavis PLC*	127,768	38,026,312
Bayer AG (Germany), ADR	164,132	24,663,295
Merck & Co., Inc.	565,538	32,507,124
Mylan NV*	489,415	29,046,780
Pfizer, Inc.	866,712	30,152,911
Teva Pharmaceutical Industries Ltd. (Israel), ADR	510,284	31,790,693

		186,187,115

Road & Rail — 2.4%
Hertz Global Holdings, Inc.*	884,454	19,174,963
Union Pacific Corp.	165,834	17,961,480

		37,136,443

Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc.	1,118,829	25,240,782

Software — 2.5%
Microsoft Corp.	658,519	26,772,090
PTC, Inc.*	331,733	11,998,783

		38,770,873

Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	160,276	19,943,142
EMC Corp.	808,337	20,661,094
Hewlett-Packard Co.	897,717	27,972,862
NCR Corp.*	636,739	18,790,168

		87,367,266

Wireless Telecommunication Services — 1.2%
Vodafone Group PLC (United Kingdom), ADR	568,907	18,591,881

TOTAL LONG-TERM INVESTMENTS (cost $1,108,089,593)		1,528,577,232

SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $29,781,928)(a)	29,781,928	29,781,928

TOTAL INVESTMENTS — 100.0% (cost $1,137,871,521)		1,558,359,160
Liabilities in excess of other assets		(60,619)

NET ASSETS — 100.0%		$1,558,298,541

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$33,570,495	$—	$—
Airlines	38,408,022	—	—
Auto Components	30,987,599	—	—
Automobiles	23,206,575	—	—
Banks	181,507,002	—	—
Biotechnology	11,145,847	—	—
Capital Markets	62,232,046	—	—
Chemicals	20,293,408	—	—
Communications Equipment	23,951,615	—	—
Consumer Finance	74,426,211	—	—
Diversified Financial Services	21,682,131	—	—
Electric Utilities	34,498,304	—	—
Electrical Equipment	22,579,451	—	—

Electronic Equipment, Instruments & Components	16,861,324	—	—
Energy Equipment & Services	22,525,623	—	—
Food Products	51,086,316	—	—
Health Care Providers & Services	50,180,700	—	—
Hotels, Restaurants & Leisure	55,367,497	—	—
Independent Power & Renewable Electricity Producers	21,401,097	—	—
Industrial Conglomerates	15,180,676	—	—
Insurance	54,719,570	—	—
Internet Software & Services	19,933,145	—	—
Machinery	22,820,016	—	—
Media	56,301,144	19,096,045	—
Multiline Retail	29,322,872	—	—
Oil, Gas & Consumable Fuels	121,998,141	—	—
Pharmaceuticals	186,187,115	—	—
Road & Rail	37,136,443	—	—
Semiconductors & Semiconductor Equipment	25,240,782	—	—
Software	38,770,873	—	—
Technology Hardware, Storage & Peripherals	87,367,266	—	—
Wireless Telecommunication Services	18,591,881	—	—
Affiliated Money Market Mutual Fund	29,781,928	—	—

Total	$1,539,263,115	$19,096,045	$—

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index

CDX	Credit Derivative Index
DAX	German Stock Index
IBEX	Spanish Stock Index
STOXX	Stock Index of Eurozone

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Security
AID	Agency for International Development
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
CDI	Chess Depository Interests

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CMM	Constant Maturity Mortgage
CMS	Constant Maturity Swap
COLIBOR	Columbia Interbank Offered Rate
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GO	General Obligation
I/O	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OIS	Overnight Index Swap
PIK	Payment-in-Kind
PO	Principle Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Service
SDR	Swedish Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principle of Securities
SWX	Swiss Exchange
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may hold up to 5% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
Vice President and Acting Principal Executive Officer

Date May 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date May 18, 2015

*	Print the name and title of each signing officer under his or her signature.